Exhibit 99.3 Schedule 2

Loan Information
Redacted ID	Loan #1	Loan #2	Loan #3	Loan #4	Project Name	Pool	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Address	City	State	Zip	Mailing Address	Mailing City	Mailing State	Mailing Zip
AEN2D4AS0LS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
5DKDC3ZHHQP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
GFRS2RP5T0H	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
ZFXLNSBB5VL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx
L40LTJEWYAP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
CNICYDEW0W2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
FMH53OB2BNT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
RUSROHXJ4BO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
I2XYUIXOQGA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx
VL4MBN4JAGO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
51YOPX5IDG1	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx
QSY4ANNCYA1	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
NEXGW3IF4NY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
PCU3ZCKM1DO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
1Y0MCGY0R54	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx
BLUE24ORRPB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
CWLGK5XIX34	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx
TF03HCKGYKF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
LMUNJU3FMT1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
4BCBPZEY3CC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
UHV5NWC1Z4K	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
RB2LU120YSD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
DTJL34XOMSA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
KIXJYY2KBSJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx
O4GQ0RKMAQX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx
MYNPUJHITMN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
SHXNQT0B1OU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx
LPOBCOCAKPZ	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
2KKQCDO22MH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
MDA2LDGD0EG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
ZEWGJFYBTB0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx
MNJB14UX5NW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
5Q5DW3UAO05	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
AW0UIN1SG5K	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
ZCUPXDUALC5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
ZEXWKR413BU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx
QDTXPJVWHO4	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
HAQXBV45XBJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
EVK4DDGE2LI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx
4KB1SCRYGDY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
I30T2JIZOWG	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx
TKL3AH4AEQK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx
LGLH0X1H4PV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
KQULAYS0HOU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
UXVHBP5VAW1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
MQ1FPZIXVGE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
3C5OKOTLKIN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
DCKLFDTYICQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
CKGOLZSC4PV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
GA2ANOOI3Q0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx
MNXVBUKHZ44	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
TACSN01OKIF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
RUBOAVJ503G	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
QESA2WNXESX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx
THYYR4GETYD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
Y00OBEX2S2A	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Delaware	xx
FDPIYAHE0UJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx
Q1MO1BOLGRS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
YZQHFHDZVLO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx
X3W1JPRFF30	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
ADDITZ5TPLF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
5S0FM2BFUFQ	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx
RRJAZQTOAUS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
UWUOTM2NKJU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
4BFEAYH05DE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx
PASM34DRKRC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
XGSYVYE4YR4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx
GI5VJC4CBO3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
OTSKW0JK0BQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
WH4N4FHCYTB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
SBGJHIURHLV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
VUHEYYNGXD3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
CRWBMLVIAGR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
PNRMKWAYAUB	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx
Y2KGSF4L0RI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
RKZLQ14TBSF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
H5N2FWEMPSE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
EGBN4L055FX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
JWY5GUPJ1GT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
MULJNWW4TPU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
EJS1GLSTXHO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
WLLJIPKXYTJ	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx
53EVDGEVN0C	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx
Z2FDEXHKIRO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
HBCGFKJ5XVX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
YRFRSI01DZM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
MK1NFSZH3UN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
4NL3JRAAXZX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
RX1TTCDDYSQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
J22UT1GGLUI	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx
N1NVQV1IXGT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx
G2YZXD215UM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
1OIDJZ4MWLA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
SESCGVOJH3H	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx
M0DUGOVR3KU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
XPI1PVXODZX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
BBI2T5OATL2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
RFNEDDQMCJG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
WOEYOOEBJKN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
ZPHZPVODAXS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
CMVIRQVKXPC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx
B4HRG4T45CT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
TQANI4BPEMF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
PQQPSHYUN5A	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
NHKF4F0SUNA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
5V1ZY40N5ED	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
A0PQGYWPJWU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx
VC3KEGCTBUH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
R2C1PJDE1A4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
5WWUDWDNHMZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx
ETZZPJEPRXH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
EWQRPRDBJMN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx
C1RLHDQHJXB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx
M0AP2RFYWHX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
JO5ZOX0PXOS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
1RCEPVFNFCJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx
YGBXUAQRK0I	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
1QS4YFBRGEP	xx	xx			xx	xx	xx	xx			xx	xx	Missouri	xx
K4HHOE2X51W	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
1EBFB3R5D13	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
UMBHQTGZCXC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
QDDMPZQSB0I	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
OGUHCZBUOXK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx
IHSWK2TLANG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx
IYSQIL0OHBO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
NREYVEZECQR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
3H5AQJG0DGN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx
QAIMWXESYLA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx
X1WAVOSPWAB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
XPLFXRFYJNS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
IF3KTKFEU2L	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx
UEZU4FMO2IH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
V52R0JYPGOC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nebraska	xx
XKVZZB2LW0T	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
ISA0Q4ARS50	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
OT5LUZO1HIZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx
RUCA0CFIRNI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
DZMKNL3VB0E	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
CVMHLSFANEB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
AXFVUY323YA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
SYT20BETXTH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
DNBLQAE0TIQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx
JVL0GIF3WT1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
DJEKWV1EU0Y	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
QDF5KQX0G2M	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
W3RZVEJNRYU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
ZYKTYKJGHIR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
XY5YYBGZ3WN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
JROOKOR5NIL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
QC0SN5S2U1V	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
IIXAG5L1G1Z	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx
FIJ2FL3OMJX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
AVXM3YMHQJI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
OHNP1WRJS3G	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
2RFSCCCIBZB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx
D3ZES41YRBD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
1MZWCRNOOX2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
PVBFMWBASEM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
WGE0FNVVYO4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
TGDEF0SRSFK	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
YU3JBUAUVKB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
21VC5UA5NEA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
GIXK5J1BSA2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx
QZHDRX1OYI4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
JJJDT2VHULQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
5MOZ2HG03ZZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
GTDPPJ1KHA3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
XCAB1U4KMRJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx
GMWH5K1APV0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
WUREC2QAM14	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
SKSXAMDJ3YP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
HICJM4FG2DU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx
Q2HH4HT2JPC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
F3KN4LW4KVH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx
JIY25MQ3WHO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx
MMIC40X2YOJ	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx
P2L4EGPTGH3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
LOYS2Q4BUH2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
WYJISE0LUN2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
2AOHRAQKGTB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx
KF5LCI4CGBP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
KXY5GTSVJ2Q	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
FN435FTEMTB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx
TAPJNOCNTNZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
55GSFW4TQ43	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
RPNPIVSTBOJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
OROEJZEMMQU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
ROVEFH3G25A	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx
JF11DHYKHOA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
I53HRKQKXVK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
SUUQGCBCNRR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
CTT1S0LIO1N	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
2PY1YL32GXZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
BPZCLRPRGTY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
PVAN2XTSHGS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
T3DZARBO503	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx
R0CBUCUVGOB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
VNOO5NCROKA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx
XD11YFUNPMT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
1I4R3XRMRZI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
I03SKGRRHXQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx
QFXXP3RT2IQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx
TM5XB1V2HO3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
HY1MNGNSRJ4	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
UDEYB2CIBA1	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
40R32GBJDWT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
E3ASJ0WNA4N	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
1RE4MXZ3KNZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
4N5WAH4BTAD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
5J4WFPV3CKX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
3LVJYGMBGQZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx
SSMG4MVX4HQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
OS252GATASV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
DMBNMDNXJLO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
4OEWEETGIVT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
ZWEPAFBW2MQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
P25NSAXKW23	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx
5JS1V4JQFN5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
4UNKDUTJTI0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
HNMH3P2TE0R	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
BAUZ21OR3E1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Vermont	xx
KWMKG3QGI21	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx
3SXIIX03OCH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
PDZAGGEX0ID	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx
CM3ONGQLAIB	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
V4CTUGB5RRV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
1EU0UHZ2CX5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
0KHXEJKV50X	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx
TUXLPRDYWAZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
3G0KWNX4NY0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
SZ3XUX15EOL	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx
P0IMGNLXHZP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx
XLDWETP5MXO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
1L2YBI54JLR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
ZEQOX4IMKX5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
UHSG4URNS33	xx	xx			xx	xx	xx	xx			xx	xx	Florida	xx
PX4SAJONC45	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
TZ2C1GXNAPI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx
HQSFHBK2WAT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx
EVU4DHWA1TQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
2UI1HOX0UHR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
HMBYT1WDT3C	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
TJ0QESOXXGP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx
NSMTFWWIPUG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
YHF502MMPTC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
H4UYGJYYL0L	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx
KYGH5KXQD4B	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
AOB23QCT510	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx
EYJXFIUTBVF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx
ZX3JYUMQ5LQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
OUKLXU0VBRL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
LYFEJGOFQI3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Iowa	xx
XKPUA300DPF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
53IPTXYJ3DT	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
HVQCUPGJLA5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
5G3CS3PCWU4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virgin Islands	xx
PVLQQTKDZYX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx
LWRWHYV5SFL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
LIO3PVQGG45	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
OR1ZANHCLUG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
PMZSWVBE1ES	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
J4ZXZVYVNCM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
QDDQFNTHGIE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
BBDKECVO2WH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
1YYQ1MOZFCP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
2TNQ0FZXUWY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
NQ05X0PISGE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Montana	xx
GUZUAWTSGFY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
ORNKGYUUKPX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
M3YDJ2TJ4HF	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
ZAIBAECHVB1	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
VBPOIM5WSRP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx
0PRN1SI5OKN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx
ZTG2K5HG4FR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
OTSUPG30MZK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx
T0BZIW20AU2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx
AIZMPVETT4Y	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
VS2J34QCNX0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
TJNFRP1L2UH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
H22EK1PMZWF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
P4XEFSQMHPW	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx
UVZG1E0IEIZ	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx
0L5TTNVCRBC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
FKQRMCUMEXA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
PZ1ND0PZMQ3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
WEFG3NM5FEZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
KSN5OE1NIUE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Iowa	xx
ITJZ5ODOX3E	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
NP4RACZKNIP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx
LWEBWFAXWA0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
UH3WVYMHXGZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
C4NXOK11GGC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
2F3OEPJ3CV1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx
5O0CTF43GVI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx
RRVKG1QAJ2E	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
LUIDJLEOHXP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nebraska	xx
DKFYKURMWLR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
B4W2ZMJ3ZBT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
K4X2E55NVB1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
1DRHT0TXLXL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx
IUBXDWSVVAK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
YCLB4HR3MWH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx
11SHFMNXZBA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
PL5LTSYD3JZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
OHWC1HU2RKN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
45KZGB1121Y	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
VWJWRRFIPP2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx
XOCFZNUNOFL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
GQMAMWF4QYK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
SQFEGYJDUPM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
YJSSS0RBAK0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
P0S4J2WEJ1D	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
PFV54HLSDGZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
IFNBDOQKNM3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
21WPPQYJMO3	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
DD2YNA3A0SK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx
AH5AMDBMDST	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
QVLASYDUN2J	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
ROEF2SGNB00	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
TGLJRLNH5NP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
QWF1UK5QEEF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
UGYFM2XLUTT	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
SHM1C05RI0A	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
EKEFWLTI0EW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
KOV1VNOX5TA	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
40ZYXN3XSFG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx
24TLV4EFZBN	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
E4D1SHW5OIO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
3KIGKW3ZZOM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
MO5Z2U5Y5UW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
AHZTM4ZK105	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
2KWI4NZOR4G	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
KPGP2IZVDX0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
DBJ14SOEOSZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
JRD4EWBQ0VK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
RKGQ0PKZCOV	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
R5I3XAVV2Q4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx
GDEUJHSKKLA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
PAK0QJTKDEI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
VZMBR11IOAO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
2TTJQVS4F2O	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
0QCYH31HOSD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
12BGZOUZ4V1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
XI01OPB1EOJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
KASI05OXSLN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
JLH2HK5VPM3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx
OJGUFNMEHSK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
WJOBZYQ2QRY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
QLUBOTIZLH2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
TFKY0XGZVWU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx
UOXTOIHVSJ0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
DHNWFW5IVYI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
VVY0PJTHM42	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
YMOH5VNNZGN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
DB0TCEVPMPM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx
5EKYFZCCAQ1	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx
EUQKCQRQRGN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
1S2QQQV1NKB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
ZESJELBJJAD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
HMHN2RSHSNA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx
LPQHY12RINZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
WWG0LO5LHOR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
1XDWWSUNHE2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx
FFDKYHDG0MB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
SMUSMCTJRTJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx
M43Z2K5OEY0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
KIRHYL4PGYJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
S1VQE1BNKR4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
Y5JU1P3ZTXC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
2K2MUZBVQEG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
G0Y2AQJKXAJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
VRTYYSFITVD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alaska	xx
ALUB4PBCSSO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
USQMTLSJTEM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
XA5IJTZVS0E	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
N3M5UQZEH01	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx
XG1JBG2X3SL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
CV12S1BHBRM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
N1WOL3JWOKG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
LVLSTDMU1J0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
RRAWDCPWC4N	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
B5JV2VUMOMN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
VKCKT4YGOYE	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
FVJMJXPFWUI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
5NCHXAQLCP2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
ZZNOCTP3B1J	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
ARVUPGRFPTG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx
NBF2MREN2LO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx
PAP0XTPUU32	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
IJ2XFEIFNVY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
0CANUZBZ0OB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
KSSDUYVZFTM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
WUG5OVBVSHK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
0DB3VVGS3GJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
K2HWNTDNNI5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
WG1QEJGUIGO	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx
NQDTMSBC1KZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
AIHXFB20USD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
QNJ4QABNSFO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
3K12GUEVDXA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx
IIBSRH4VDKM	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
D5NST5SPXJR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
2Z3JKUZJABR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
2AHB5QQCWWG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx
LT51K0A1BIT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
JO3VAUF5F34	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
TZXCG1PIUUO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
ARYPGC4CFRK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx
MJBV0TYHSR2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
S4B3I3GI2ZA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx
3FWGHL0SCES	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
EBF1XU3QGIJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
O5T5YJAMTSU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
4JHVDL44OQN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
4T4CPU2FVYW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
FODRJJUDGXZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx
GHIGTAQN55S	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
34K51LZICUG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
XPB1K5SJIOZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
YVUKIJXM5WS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
2GTC5RGXH05	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
ZPC3IXRGNNJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
TOFHMFOW10O	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx
GZL4LXGO3JB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
P0PMDHU0O4E	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Vermont	xx
1BQ5RDSGVEA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
MM3RAPA2P5Y	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
QLSEZTFHUUH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nebraska	xx
GMOTCK0KW4I	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
HSDIXWIH2BF	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx
FUP3DSB5DF3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
JJYBTIERFSS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
VBHUJMV310T	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
3TKGUNBK5LO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx
04HOQM2SQIF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
XYWNROSW4IB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx
5R3BTUH443G	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
D3505A0UJWW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
30LNRUHCB5S	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
LCVVFUHIGXG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
GQCUKVAZGYM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
IWNEHFRLKYI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
F3THNSBFYQL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx
DADF0JHM0V0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx
G4WLG5044SZ	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
VIHBDTBHXUY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
VXQGHKNVPSO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
C24I23YQMEV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx
QVIL2PGDOLI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
PNSVKUZXZZ0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx
BGWGTLRCP4H	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx
AVHTRKMUTIU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx
BQJXOPTCZY2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
LBENXFNIPLD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
GP2OFBQQ11P	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx
YE3ZHBF2WPS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
AOMGHEB15AC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
3SQU0VNJIEW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx
SFXA4MB11NS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx
505DBFAJAEB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
3RP1OVL124P	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
OONJO2CI52C	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx
FKV4WUQWAE1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
CL2LRXU1332	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
ZUWYRPGJSAH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx
JSRZKLEWHUX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
ZBSEI12EE0F	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
1FBP4ATALH2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
4LBCSDKOJXE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
3HAB1JDNTCH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx
RJINEMU3AVR	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx
ZJ2OCYMPCD2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
Q1UWHIEISDL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx
IR2D5DHRB50	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
HAEE2YNDXIA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
4XOHLGTGZDE	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
CGGNVHFXAB3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
PVJNRZ3LCTJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
F3SWAGZROIZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
2CR3EA4I2TZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
01KWR4QXA5I	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx
QFG3CJ305IE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
E2MBTMWNEWH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
E5HQ2GLNWPK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
32QSHXGHP5U	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx
0QFMIDUGPDQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
5OBVXMEN51F	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
YPUOQFDZUNM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
V5OQHAI1P5Z	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
FOPICSHNTTW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
0SVJLK0VXXP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
QLN20KJD5J3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
G1QV05IGZGX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx
00K0T1JFTVW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
R4G0W3CFQDM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
PVWFBNN55UM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
E0JK1IJLNBE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
JN05JYPR55K	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nebraska	xx
3GWNDAOCBLR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
4HIJRHEYT2W	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
ZDVSMTAE54P	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx
MAQZSUT2EG4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
3LPNLGRP1IM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
NKEZOOEIBUI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx
DTR4WD2FQ3V	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
4EF5FVAF1ZN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
RIMYRULGRKH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx
ENB0QABODOG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
FDPAG4XKTYZ	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx
QU5BFTELMEB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
2EYEA0VJ2YG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
3DU1YHDT0K0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
QSTNWN1QLYS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
LQR41U1NXW1	xx	xx	xx	xx	xx	xx	xx	xx		XXXX	xx	xx	Missouri	xx
YGSS541RJ3E	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
MDADCD4F1VC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
SBH50S5ARGH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
41V4RCUXEV5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
KZRCXDQ2IHW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
44LD1CHZHAZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
J3LDL00OCV0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx
2B2RTTPGKXU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
IFCLTNQNBLE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
XY5RHEXKU4Y	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
SGB4YEMK2VK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
QJASMIZBSHQ	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
KOHM1UAV0WK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx
ZKZM3LX3XTA	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
DRRM0FC0MFY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
R3U5XBYCBAZ	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx
2GWA3BKXMJG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx
4ZHWIIRC5FI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx
Q5GW325AHUX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
AYWWRZJ04IQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
L2NSC33QCJC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
QKWCTVW2FB5	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
EKLSZZL2VXC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
H4YE033NLGN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
MZ4CZVO10ZG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
4KZX5W2D4L2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
UMJH0GOVVWA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx
UU3VHACZIWG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
AN45MHG4QL5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
SDQ54MJLRVB	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
QFAHNFYYYGZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
0WRHSP4UO1B	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
VEWTR0IQF33	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
E3LL50S0ZVQ	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
1JGH2NSCEWL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
PJOF5WXB5GU	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
JYMABIZU221	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
TGVRPHJ4ZNX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
ASB4TX41COD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx
TVAM2UDSUON	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
LVNMFYI4YNU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
S40JORC2YFY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
IHTXAV40TKB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx
IXP3XFIOHF5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
0SGLZKGSHLP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
Y5JLSSXCSZK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx
DT1JG4EELMH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
GDSGNYZAXDU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
T03SFER5B0S	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
RM2KX5SSWKG	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
50PTMF11HB3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx
GO2LBLCFITA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx
QK402RXCKHS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
3VJOG1BFPOU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
KKZSPTIFGPS	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx
POBNFAIO55X	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx
BMCE0DFU45B	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx
ZXULP3DDQTX	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
VYN3CUXUJ4U	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx
QGVCG35ZKZ5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
KUNZIQI4JQJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
HISN4SAT3GF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx
WSBZCPQE14V	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
FKVN3WRKXKG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
QRPHWVIDXO1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
D4CG12VMW5D	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
OPQS2P5QT3O	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
SH1TQHBVWK0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx
2DEK1NAGVY3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
G3HH4BFFZSS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
EXWTNLIJ0TB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
FT4HSM02Q0F	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx
NQKKGDTALVS	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
51IETJXIXV5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
GQ4QL1CKHXP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
40AECC2ZRAG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
JFDATCPTDD1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx
HUQT5Z5GCZ4	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
FYJIDWW0GQW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
ZSN0TYXO3XH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
KSAVQVTVNMF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
I2E3AHVNA02	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx
AKFJNIRCT1W	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
2MCRC4O1LIG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
RQ1PH5P3WV0	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
QUJ4P00LXYK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
PPO1X315X21	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
PBHYL2DVVSJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
4DUBZW0BL4E	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
SKKBKFRN5RU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
S1T32R2L4RL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
NU1IV0QCVAC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
EH3WQCAGDYP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx
V502SYAPXZ3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
2P5E3HUIDN2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
AC0PYRQ0MMU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
QDYKGVSLLHC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
TVWCBWH2WTG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
OMO3IZJMZAU	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx
ESL5FJML0G2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
HAIHD1ASLFI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx
CVBYRAYRWYF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
YLKEW1Y22W3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
QPYPSQW3ZP2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx
53ATGX4KACQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
RLXBC3KO0MB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
JDJFCPEGJTT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx
ACV53Z34APW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
AGZRX0YOISP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
EP3CRMOHDFI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
YTRNRZLFNOM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
HM4JGTFNRCK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
LTP15TMZUZ5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
OMMQCBGK4WG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
11XOBYEOJGZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx
RE3ZGYPLBMR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
IMHF0R5512A	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
TNNGGB1MDCH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
TF5D0WTZD0H	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx
SYSVKSX31MZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
WCSXGKCN0HK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
KGGUPKJ5HQH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx
R4QB3UG2UK2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx
RD02A00AFTB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maine	xx
ZOG0SWDT4F4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx
LVREXI0YI0E	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
4PCJ350R3B4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Idaho	xx
H1FSI3Q5YBU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
HZB0DNMACY3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
QBBTDFL2CY2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
4QZR42CZD2S	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
4PZ1IUIUQOD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
4SH2FQINPF2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
T4OG4IJZAOH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx
T0SVFRXSBWH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
A2NOEFUEGXZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
POKB3SUDTKH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx
ZF1HRQYEWAR	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx
FWDHYD52OBR	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx
YQTYDUSFMOQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
TS2JJ3NMVHQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
PJRIDZMJHDM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
GF1BNGB1SZ2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
ITLUFPKULX5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
GKCSFPLGDC0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
LCMCZZYPETZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
SNXJ2XYLDHW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
M0UHYLMHEFC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
XFGTUYIW3RM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
CWEPH5DHH0L	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
FJEOUO2KQ0K	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
B3AAVY14Q3M	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
ZKT0342MGYR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
3YDSTBH0SAY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx
AEMPOPGKQB5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx
4G0QWZEGBXT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx
BM4P3SG5WBY	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
OW31QZCA4TT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx
0WD4BCUIG5J	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
IDIJH2AI1WY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
Z54K25R1XM3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
ATUF55OSURK	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx
GAZ0GEE23X1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
JJLY53BCWUW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
ISADME3FKQH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
L5PSVQBQVLY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx
QHPGJOKYDFO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
JOJTY5JZTGJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
30SBUCCPESE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
14JUZTA5OBF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx
BVFHQRTN2SP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
QCEMP0FGH51	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
EP2JS3I5NLT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
33U30OWPIXY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx
SRORR0JJQJG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
VJYMSSXEPBZ	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
CLJKUF5FWH0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
D0B4TN3ENLG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
LJOPY3G30VE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx
D5L5QFQ23PD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
YXIQGCYUZFH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
NLRN4WZIMLZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
UBMY40YTRNK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
DJFZD5PW5AL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
XBC14QVRVWU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
55EL52AZ1AV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
GDEPLVH3ZJF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx
IQ3UEKNIMK0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
QAOAFSIDOGJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
G4KW1CNXSAV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
N3IED140XRP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx
LBMCH3G5M3W	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx
MVLX4ILWHK4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
1HXDFUL0NZD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
0LK55UMP4RB	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
43CTR2B4ZED	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
GU42AA300QP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
N4XUQV1V0UJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
EHV3IBLRMSQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
ADFJYWY5W1G	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
ZGIEPKOFE41	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
OPSAPHXDFMK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
0UJEA25KSDZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
4LDCDIQCZFW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx
LLSSWP5GBLR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx
GTM2OOMIZJL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
YRLAHX2XYEK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
3KGNFCMMS5Q	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
PCWBFNXNLD1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
2J5ICYHJTM2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
BUKV3A1HDGO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
MMR04DL5FAV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx
U1XCHBXHW1U	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
LRVRKOWH4PV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
QEZ1PIM0W1D	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
Y30PHSPHFYL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
5LEZMXFDJEM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
EIGYXYVPR23	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
P3U4FOWFWWM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
OA24STBLHF2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
C4YUARVFMD0	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
PJIEMDKBTYC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
AW3QOZPJUCL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
H2QMLMJZEDO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx
WYSBXIFVRCV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
3CGT10NSHFZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx
VBTANBP4JUK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Iowa	xx
MS52F14XNHT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
VLIYHAWTV35	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx
HOHELMDKLH1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
TMF2BZ5SJYS	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
GZYNNNWIKDY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
3YKW0G1YJJ5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
5YMM2Z5MWVF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
R5JZX4FRZHS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
YDLNCCZ1S5A	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
NUGWYDONDKE	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx
M3FERESXX3Y	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
Q0Y5OYDSYOV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
WWKR2YPQ2WH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx
DJIPVQGY0HI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
3WIQZKX20Z4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
MW04TUCMZ4J	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
0WOIJV501QD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx
E4RJQYEQF4W	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx
22ZHG0L3BO2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
2ABESMHL5HG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx
RJNPFBER4CA	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
ZYEMNVH221U	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
OQZXSK42BFG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx
3O5P1YNSIOQ	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Montana	xx
UBIJSHWW3ZO	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx
E1AOADMQTON	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
S5NSVXLYNAU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx
FZQH4KYACOJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
BBZF2LKTCID	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
UOMTOVS5Y4O	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
5G4T0EYPNU5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
5WUU1HBHQTE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx
GLAZB4DLVWR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
W2MR1WJPRZJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
SUR4OAJSQML	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
Q3PKN5TQ13C	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
COJTDWPUWGS	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
GG5BSPD43G1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
YOY4SDOUZGN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
WGJZMEI0WEW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
I1IEXVB12SA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
03QAKPNHZOI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
3NESRGKXE4O	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
PENSU1KJT3G	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
1NKS0QT1VSD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
FMQ30JPHKJH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
VG1XA43KGQ5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
1RDQT2VONRB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx
5TIO3OGKP3L	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
IKTAVP3NZ3U	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
TLEM4YVKZ1I	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
EKTPYOUAGLV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
4OGG0GASEGJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
KVMSHTB51DY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx
PJYUBXFCBWK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx
PQBANVJ3UE2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
YH3EODVIN0E	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
UDS40C0C5MY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
3DHI3FDVQGR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
GKPBPBVV5N1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
IBUG1PJWK4P	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
OWEHWNNA1A4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
WKDL5FHFOH2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
HAYCV4BJFHK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
SCMIDP0XTCL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
XB4Z2P5CF0J	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
RVC3RXFX11N	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
N004BNDNIKQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
ACD30XYFQG5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
0QH0ZFNLJF1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
N21PYHN2OA2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Dakota	xx
2XCG15L5NTH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
1J2VXKVVQA4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
41Z0MXHTHEN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx
CNWFGSAJSF0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
VVQ2MOW3ZIY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx
F443VCTBJTH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
BWQLR42KNAX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
52W1SKZ5LNM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx
0CFE4M2S5T5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
WK0U2LOIRGZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx
4FHJJ0FLFNN	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
240KTDBXOQO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
R45RUJHYVFH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
QIJLYAEKWE0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx
0JJQXUAQMUN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
BFUAGHNOVGI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
ZP3YPIB3MHJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
URJZ50CJED1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx
YHAROSVWR0V	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
SMVJJKAQYD4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
WKUV1WXBT5U	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx
SZQMHUVB3PX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
AVZ3MJWPNQV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
1AGIXZELJTC	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
5R5H1ZM1F3N	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx
3N2T2UVJZTA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
UMGIKDLFGCD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
XYYU414EGH3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
ONQMDQSJCZU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
O2FQGZRZWAL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
J1IUZNQOLTB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
DVA3J1BNGUI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
VTQIGBKKQFM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
0UGDRK1KRTV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
PJ3ENBSRR10	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
WRAZMD1MMAF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
N2D35PKUGVL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
HXPJF5ZJ1IE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx
WJTI0JECOU5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
ZVJZSETFCZ4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx
NEFYPE4OBQF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
BWLBR0X5JSZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx
VEYQUSFWLNC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
DMU15U4PHAU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx
RYDQ3T4RT1G	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
VW1JKSOK1PJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
UQAOSFXDZ2M	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx
BT5KEKXR3IX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx
3CFQDEFSKCA	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
2WMZQ5RA1QV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
3FP41D3OSCM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
1SY2RIIBZN5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nebraska	xx
2LJ4RFTC5H4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx
YPOCJO4GSHY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx
BENA2RQLUIK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
LQ52S0XOK4I	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
BYSJ5VVRIED	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx
TC4HZECRPZB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
WOZH0UELBLA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nebraska	xx
N4IZNN1BECX	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
MAWNRT3QUZX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
0PNXKGATLSR	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
VVR03CDIQNI	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx
FOJ4VUT4ID0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
G5FU1CVHD3Z	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
NU0G1YKTS5W	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx
OL21X02CLDN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx
FCUKYVJPH2I	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx
YRYGNBMXGZI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
1TLLAVXNT5T	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx
BM0BUNNVU3M	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
GFFXGNNI1FG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
LD3YFP2IMX2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
EWBILT0VJHR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx
4B1APIBG0KH	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
EAI5DNCH4HP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
WFSDEQUWS2Z	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx
URF30A5EQ4D	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
TDRXTC53OVV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
MVAQYLI11MS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
ECRYHUVNNB5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
HBIFS5ZD0H0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
HGIGVAQJGYG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
HOGGHICMZ5R	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
TNDSXR3J5NB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
HRZE5P0UYN4	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
BKPBFV0KRXS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
TUTB0CGIRFN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
X4JTCAU0ZCX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
51NQNBBBPI1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
HV01DFQEYQR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
H32HAGXIWKX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx
01QECSBMFTC	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
OHO0YZKVUXY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
QA225ED5BXR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
XKWLIHPITEZ	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
SKVAF34ONQ0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
EQYV50FNSDY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
3FVOBZYAOLE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
NEBQZKI4AUD	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
DZRKJT4BRC5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
YHML0QZ3UCW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
1UBLAFS3ZEM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
VMQCG1PKF5B	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
XUZDPLXALCX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
QF5BIO4QT0Q	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
2J2Q4CSZMJ5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx
FSDOLRDWLZR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
0GQC3ADE3V2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
OUFDLOTTDMI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
P0IIGVDG4VM	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
0TYKQBZMI40	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx
SMBQL3IGZEO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
E21MTCKJJYQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
1PZJLPHHJ3D	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
JCTWD0UJRTS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
ULQOQNZYAXT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
WJRHPL23AIG	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
HNGOROBWDQQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx
D5SZEVXDJO1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx
BLY0QYJX5AE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
QOMFTMTV5CH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx
WYC3DGWICIY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
2BQG0QN4ASY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
TW03S1QJJTT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
ETB2UGAE5KV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
TS2RM24JMDO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
FJUTOH3BV45	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
NWT0KVGF4L2	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx
ETIWXP2DCMD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
XJTXFGHNUXM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
EPMKYTXI5TA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx
NG4AC0YMFQP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
12QGZVQ3T3D	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nebraska	xx
B5IOOWSBTGE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Delaware	xx
SIAV3P0KCYO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
4GMDGLUB0KF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
MUWUJUGNF2U	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx
B5VHW105K3W	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
BHGCHC3K1CS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
A1IUYB2ZWP4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
5RW5WXKVF3V	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
LROWKQ3HQW0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
EG23ANYWIYU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
KU2YZQEHSK1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
V01RZUXYQLX	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
IOBCIHTIA43	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
QENLTMEJBSG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx
Z10REMTTTMP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
XGEIJPXUTOA	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx
PMKC0BIYVYZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
4C1W4LG5RTK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
LUCET2BEMPH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
UWLCXG5X53I	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
XRAS2Y1QXGD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx
0B0DROR1DDE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx
SN0W4LMETJM	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
K2S0QHX3TNA	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
VFNW45XQ3UC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
BMIAUYIEUP5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx
UTZCY52QLVX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
NZTKGKAOOXG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
JCHXBRIFYZR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
M241EJLV2VD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
MZXRGA01JMM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
NPIBJMWZREA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
MKLZU2XUXKX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
TE3RRSWAS5O	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
UP5GDRKYRRH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx
5PZRXGKV4MZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
RN5WTRTXOX5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
UHWGYYKQK0H	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
HLWDFT05GO4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
GJ5RPMQUDR4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
JBHBR1VH45D	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx
G4V5SAQQSFW	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
YPKFM3BUZ5O	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
H2L4V1JL0FI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
IGHOFKZPTLZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
SQ3TEYE1H23	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alaska	xx
PR3SXM4NXAT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
FIK4IRZQH0F	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
IWYX0PAWVZV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx
NNEQ5HBAGH3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
USZIPSNURC2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx
XA0NOSMHVHG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
UEDR2E4EORS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx
4KMH2GRIMDY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
W22Q100H2UW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
E0PXXSBGNH1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx
DRWKWMRPAG2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
TER1BRCH2D4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
U3UYE2IK5ZZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx
PAN0FQC5QF1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
KG1BN53VF4R	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx
ZUHDABXC0OP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
IDJQ5ZWK24V	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
HJULZ14VCBT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
RREA0T4WHNN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
W1LCGWP1LHQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
OYOCXZSTCTL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx
4JVBPJKHZSQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
3SVO1YDZ4SG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
CI0DPXCABFA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
QVPA2N02INR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
K22IAIWX5V5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx
LBGRNVXJZZE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
1SFRGM2HATX	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
TRGPWN4Y0IY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
AETTH5NM4K4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
5RY2BLYO52F	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
PVCJD2LKJPQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
Q5QN1FSHH2G	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
VQV0OLNZLBB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
1H4CFPRIV2I	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
4ZBUGGVHUBS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx
XBSG2T4IL1O	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
V0OVBJFTQBQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
KP0USYIIZE2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
LCNVLGJVTZG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx
LOOTAICDFLH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
YQ45O4WI3NK	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
SJ0S5PD33H0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx
GMGMMDOBY41	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx
H2UOL0SLUPW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
23LH1PYBG3F	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
STJQ0YB4C1W	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
ZTUBVCMWJP1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
HLCK3EAV1FW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
GUCOJIQ5GOA	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
B4T0WB10OPD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
AKPFRPPDN0L	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx
F4LQVQZH5RR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
2FDKNL5PMQI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
XUYMTLPRCYO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
J3KWISN0V0F	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
BO5CM3DE0RS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
METZGWC01IQ	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
FAGWKL4IQPV	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Vermont	xx
2UYXOCVZED4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
3BM1D5Y0YVB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
EZLDH5OFRPU	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
MYHD2AMENH2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
VROZWGKDUJL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
CGUJZ1AJ4XZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
RYONHRYDTZH	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
CS1X43RMUD0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx
UDBQDHPVQNY	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nebraska	xx
SB3BB40PQJB	xx	xx	xx	xx	xx	xx	xx	xx			xx	xx	Washington	xx
KNDGH0ZUTCL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
HR3AQYZ1GXN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
TCFDUCP1S4A	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
SUYNQ0GBYO4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
IWW0MCXPAFK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx
NK5Y0LDEA32	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
5SFOF0KZVQP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
NPK2SEYCUIC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx
ZT4GSUTMXRS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx
NQ5FXFUBXM4	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
VJQSR5FW1IH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maine	xx
KB5OHXAFSGN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
IQSNXESGC4X	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
3HBZ0JBKUT3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
IYYZFXW4TI3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
E2ZYQK4IFSP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
0VRTPSGVKNI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
3K23JKS22MQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
4BIFMOFNGTK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
CBVWG5K2U4P	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx
5Y2EZUY0ZF3	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
ILGMFQ0N2HH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
T1LSBIFRO1I	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx
PBSFLJA5KZH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
0IT3S5LZQY1	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
1LAKBCVB3RC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
GXYFVDV45K1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
DXUSVWRG0QR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
14K5S0SUNJK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
ATGHCBI1XRX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
IHBA0ST10LP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx
CQLOFZ3VZ2G	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
TI53T0S5JIV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
30MRI5UURYQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
UFH200FR3QL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
DWBVA4NGPFY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
KBPMBHRD55S	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
M32SOJMRTD2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
TBZ3K42HMPX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
B24GTFJ0TML	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
CQQPWWUZWKY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx
SPWHGT2FHCX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
Q1ZB5W0TCYH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
MXTAPOKZMQJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
AWCOXDYVWX2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx
VF3WVITMWYJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
LHMHANLEPBC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
2ROO4HMHFFO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
LZXQX44LXVA	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
LYUCUTUM2PR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
PFHRTZCWEDT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
NQPN1ZPA5IK	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Maine	xx
W13VPYASEVO	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
D3B5YJGEAK5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx
N20MHL43NES	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx
B3KO5AJVQSH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
S20CPTWWIS1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx
QKF14BKP5EH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
52FBPMTKT0S	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
EGUJWHR3RCV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
BSW0UFMLCWK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Montana	xx
APA0ZVVSAFX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx
RCV0H05ADXG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx
UXAPI5U2MJ2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
MN2EQAU4042	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx
MOPJI3Z0GHK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx
UTBRXJEMARP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx
F2AJ3WLTFPJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
0ALOI1VXXJW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
4VZTMIRADPY	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx
4QLIV1OSGWQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx
KWCJT4X0XNO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx
EN4AVT1TCVG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
PZEUAYHD0IU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
CN3CKBDQV1B	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
0B2K0OVY4RV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
UVB4QTDPHDP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
0KPXTEPFRJ4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
TK3DGTPYAIQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
1XZ4SIXI4WY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
EAD4AYSKRVR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
F0XTABMNKSW	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
ROLS4WFII3O	xx	xx	xx	xx	xx	xx	xx	xx			xx	xx	Pennsylvania	xx
YCC5ZQZZYEZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
AZWCDP3VBUZ	xx	xx	xx	xx	xx	xx	xx	xx			xx	xx	New Jersey	xx
Y1DI3DDS5SF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
5T440FFXV2J	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
1DHECY2S0W4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
5NMFOTY2H1O	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
UUSKIHEU5C5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
HXDGVTIZK2B	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
ESJ34YUAS5U	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
K040TN0KBSR	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx
WT2R4ZIOTLA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
AZPJ1GSH10E	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
SPQP1YWW0DQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
LAU1FS43JGY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
YGJRRL3DY1L	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
RRFQBR1GNLH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
EXL4SM4KEBA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
AL2WQWJJWA5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx
4CD35ZZYOUC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
QYSGDO0QHXL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx
U1PIWZ3IDOP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
WT33IORT4Z4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
DUCKDDC3Z44	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx
WQVHNDAVABT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx
YC3Q3XXL2Q0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
JK12ESYPGBK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
CHNHBKZ2Y4A	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
VD0GIOEHUTC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
DSJZ2C31225	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
UN4DFSCQBYB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
GYK3WCYENZP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
2Y1JHPB1TTA	xx	xx			xx	xx	xx	xx			xx	xx	California	xx
TFIPY5P5AV5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
2OJOZIERT0F	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx
XL0P2ANN3NH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
RX4L042BQYP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
S1HAOEK2SQW	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx
54ARTRYS0YL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
NQVZ2PMUVV0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
C0TKSHEPAPD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
DV41PX40SU1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
DJWBUE1I2BK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
VA2ANBUIYQS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
FIK1NSCWBJW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx
2P44OHZ2ILV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx
Y0O5WQ4KPNY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
DTXNAQ4GFH2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx
XV5G4LEB51B	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
IGE3JRWXGE1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
JNCB3Z4Q3MU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
G5SED33NDLW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx
0OQGBU4IMII	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
20GJ3SFNKP3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
GR20HTAKJRU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
ATZYJDB02KL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
AOQ4013ZPTC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
BB41JHVJXBO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Vermont	xx
JK5WP1FZM1J	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
ZUNMGFHMLVD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
OAKIV5QF0CP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
JVKB1XNSD3K	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx
R2TUDOXEEUZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
H2X2DDF41GI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
3RYX5GQCBB3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
LKAPZGZPQKM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
IZXHP3QQYGR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx
DBBVQ0JOI05	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Rhode Island	xx
UDQDCRQBFVT	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
5HQ4D43OI1J	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
PA1RUHXPOBH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
Q5IWMA4BNFH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
QCIYGR25WAB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
ZU2TSJPZJMM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
I4GEXYXA23H	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
FKG00KLZ4TN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
ZG5XDY4QO5G	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
FTTGQXEKXSH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
TIOGAZEIELF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
JNZTWNIIIDF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
5DVMJKD0HTR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx
FZ1V3JPFRCH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
HEZVEK42RVD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx
ZES1KWPJLVR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
4NI4101DY33	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
WTXGAZQPKHV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx
3SA4SURGOXC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
LYALECZIUBB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx
SVRDT5J4JP3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
BAGEVEHXI2T	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
IENOWNXNAZE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx
CUYXNZXBJGV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
MOZ0KIMZWKH	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
ILK4LDLYG1G	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
ORCT2CRCVYM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx
UEDHN1HISEY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx
YT3SCVD1G2U	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx
Y1Z5QC3RVFS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
11NBUPJR4AX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
3ZOKKYXJODA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
AYT0PXCOCXM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
XNG0BEB1KZN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
AQLGAOPEUSV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
Y2XKTYDOW12	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
ZH3XKEG0AYF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx
KIC5LWCLWUT	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Wyoming	xx
LFEXDYREFET	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
KXFZLV5JJE0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
52JX5C5ZVJX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx
SBZN5MAFV0S	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Delaware	xx
QP3Z2JZ1RBM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx
ZELPKCTHNTT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx
FXKEHERQPAU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx
KIALLVTB1H4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx
3KMSDROZ0FA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx
DY0IBYLKHO3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
4YPUWP5V0SN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx
YB0SNXTM4QU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx
TB32AQTHIYX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
DM4JNZ4DG3S	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
D4JESPF3UFZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx
3L3UO0MT30K	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
OYLQYUCBXVP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
VABUNQT0DZS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx
DPBODQKCAPZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx
XWR1ZUPNCEA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
RY55DXCNTZE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
XHOTHIBCY1B	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
K5LHY414EBF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
FBF5IAGITIC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
HYP53ZU0ISL	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
TKTZ2PDI5G2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
XF1BI3Y45H5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
4ZWJ5I5JHH0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
T2VUJU232Q2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
IF4J3T2WWTD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx
XQI4UKX5JN0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
33IRIJHHPVT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
HN4KS40NPM0	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
PF4AMLPR1LF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
4N5QRSNXXWO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx
E00ZS51N4WG	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
JTPWUUJFDJV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx
YP44TP3Z3HE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
5PMVUHIOFU2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
B2K0FI2YJM2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
HLUML2H1DZJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
AAM1JNIIZGS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
QKAHWTRUCTO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
YPMMLF1SH0L	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
IP12X4JSVKX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx
41OAKMYIKU2	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
IX3JIVC1ALW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
RXKIJESE1VL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
U4VGXF1FLDH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
3ZCDIIIXZAU	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx
JYHDKUOO4XI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx
RLUQB5NLB3J	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
ZRYIEMNMCAX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx
N0BEVGR0JRP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
1XRAVHAJDQS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
1GHQZE3Z1SK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
LEEOFI0CB2Y	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
WNCW1RP4A1X	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
BNTBSZW31QV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
GV530WTWI4Y	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx
D4Y2O34QYGV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maine	xx
UVMZGOPBNSB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx
MFF3I4XAUNT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
RZ1LH01LFGA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
2XLGS0OJNH4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
LMMFACIX5EK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx
5HW1DPLYD2X	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
F1SFMCJJUXN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
W1EN12H1GXI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
SYXQWDM0UHE	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
T0PJXWOXDUD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx
UTJQ4NUOIER	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
X3DV1LP2LDU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
ZM1ZX3OR0NZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
5NY3F0TAIEU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
EZYI4NLPX1Y	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
S1LD5OQNCZT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
DAN3KMYGZUN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
JW2NEKY5YKT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx
DWH3CA5APJH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
GN0Z5KBCQ5U	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Iowa	xx
MB44CJYLUHD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
3CHKZGPV0PZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
X4L4WQ2X1SJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
G4NLOP3VVYK	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
DGBMJICEXYA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
T4QA1EGBM5T	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
SWEOWR4GUQE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
WWTN25FTVUG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx
VSSRNOQFNBM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
EEEX0VXQBQG	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
UGCNW3XQGOA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
R3QB1ND3H52	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
RO3ZY3SRPW3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
LX34Z21TRUS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
2BRHH1PUIHP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
5UKUBI33PYG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
0K5ZNLZSGJY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
ETRNYSNKQ4B	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wyoming	xx
UCYMWSVV5OB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
EB5SWETITUV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
SIUG5DHSD1J	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx
UFSTRCQ5XER	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
3VVNCBA5TA4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
KPPSBRTNZMH	xx	xx	xx	xx	xx	xx	xx	xx			xx	xx	Ohio	xx
CMOP5K5E2TT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
2V31SQDNOUU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx
0LID52OQADZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
T22JCHK5JUD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
Y4NQDMGSBHR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
D0YXPTGA22A	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
K21IMCZ04C2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
42UOSXQIGTP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
NSUTIVPH23U	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
IUNJV5TQDZU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
KA4SI0JAZVE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx
PZ40W3MVUYG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
LI1NMOENHG2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
RMJKTMSTS12	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx
CBWQA5RUTFR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
0EMKPQINH0J	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
SNVLKD2HGWO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
3YR5NISBZDQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
TXSSAQN4QBW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx
5FZINA5HO2N	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
TECNIWNCWXL	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx
QLRQ1DMRRM1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
TTCZCJJ4NUU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
1LY45SFZSRR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx
KXWAHN3M32F	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
IZSJR02OLWA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
NKAHMZIZXOG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx
2XBHQHWLO4Y	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
KDJ3ZUI3PC2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
ODNWGEAANY3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
LEZYJTSLOH2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
RZYQN5EOG3B	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
MDF0G3LRWXI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx
JLETYYOO20V	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
S5QRHCK34WI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
SOG3VRUCGQO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
HFC4BZFTYZU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
LTMZMTZZ44I	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx
MU0IEC0OZPH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
25QRQHE0XPS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
TQTTH5P2X5A	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx
NX2ARK2USEA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
OQ55EDAF3MO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx
GI4QCGZJF01	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
5PIQ5NJG5LR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
QDKJSQOCNMP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
HCTI43EMKYS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
LQCHXEZCD1T	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
5KR1FU044SB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
T2MYH0YOUVD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
Z2JNLPE4K0B	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx
ZTPWJONWQJN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
ADMOQ310L5Z	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
I4EALWUADLB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
0HPEU2D3NQR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx
JXFIDFAX3VX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx
EZPVXMBLIWU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
EP1UPQNIE4L	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx
4XP1MV4KNNJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
QICQHZCA4AJ	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
RCGQ23OAECP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
LHTIPHQM2OX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
0W1M5QWXGPM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
F51FQXKC0EU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
NQVERQ0VM5Q	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
30K0KYOTDVR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
NXD1IBOXOCB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
N53KLORRVWC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
2EJFJ5KDVLA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
5CSA5MKUEX4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
5WLFM55VCFD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
021BQ4X0X11	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx
21ZRHECGJND	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx
JUBUTEVM2PY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
2SBJUCDD4S3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
2TIFBUZQ55P	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
YJBIFPK1HNO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx
MXT3O0CXSSC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
ZWS2RJNF3I3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
MIVJFDMG21O	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx
4FSHECO2JHM	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx
4HX4XQ12Q30	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx
FVI5L3QF0NQ	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
1ALKK22KI2Q	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
JT4DQ3UJNOW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
LZGBQKZ4E1I	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
4MVFVBACEWY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
IZY3QEO25ZC	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
SO14AX2ZCSD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
VJDB4PCP4AC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
QPTZ0GEWKJS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
ZTCYPL45P32	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
TWUNHLFJMNR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
L2ZC3GSVX42	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx
I20VJD4SAS4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
LDXT1IHO4V0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
XDVKKVPXCQA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
D1KU5AQNFRJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx
55XF1K2HVL3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
IB2LX51EAYW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
GFMFWZVTIVS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx
EZIHWYL4V0Y	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
MIEMNG0JA22	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx
YA1YW5XGNYA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
YRFP2SJLCKT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx
DVYVCQYDDKY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
OSK0AWYM5E4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
ZAQHCI5KVUY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
OQLVKDHSPRX	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
1GIQR0JXJMW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
3HI4HV523YE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
Y2VZXGK03VY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx
O3TNDQT5IVH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx
OAU5MH54TW1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
DEFE5ELEGXZ	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
BVSHPTEXNRT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx
AXYFAD0TOI1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
2VZC0HVERGC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
VICCS5TQ4CC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
CXF11USV5QH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
VYA4YOHCNIH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
IWZSP0DYGLI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx
Z04CF5N15J1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
B1NFBFYBNQK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
MBCQ1D2PSXR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
4ZZ13Z13VUX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
SKOYTQ3DRGW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
LP3BH2QG4FK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx
XNZVQULXIJ5	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
EEAJHMEGZJY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
CO2EVCTA55Z	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
Q3PERJ2HKAH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
D0FYL3KSHZ0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
11RBXA5DFI3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx
ZTU0KLQ0KQL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
AUFS5ZTDWMZ	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
CX0VWM4WHSM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
5UXRF1DYKNY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
P1O0TSQKGRX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
545CPIDZZI0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx
G1J3XYE4F5P	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx
VLKLHDOQCXC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
32VE4P04RM1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
OAQWOHBUSBW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
ZVARFBPIHV1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
2TZEYFABOSL	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
VCJUREWLF1U	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
Y0R5A5NNVOV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
2KXDMOOABLK	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
SE0RWTLODZG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx
RGF3KGJU2U5	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
MV2DZTWVKLV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
4YCIZHSSBG1	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
0RL44Z1XFBA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
AZQKRSSPQMK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
55QAL1HD04U	xx	xx	xx	xx	xx	xx	xx	xx			xx	xx	Delaware	xx
JZL35DFM2DI	xx	xx	xx	xx	xx	xx	xx	xx			xx	xx	New Mexico	xx
FUNSOI4NVUT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
MR4YEUR0OPS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
KDKNFOVRFUI	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
L4PF4C501U0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
RPKRMDHEWA3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
PHBEH3KAK4Q	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx
QPBPGWHKYBF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx
OEVPYZ1DSUN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
OYAZ0HSWNJG	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
FWMMBWZ34XE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
Q0LYBN3POVC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
FH5MQWXXHHG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
55W2B3TVH2X	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
J1XBBJ1NOP3	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
44ILZWORCXF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
NB3V3NLP2LU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
XXBTUSZYXI1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
43HYEUF1KA2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx
NTF01TOTGWU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx
AW3YKJVQNEY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx
KAYPITMXHLL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx
1FZZJL5IG2X	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
GMAODUUGQA4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx
ONLMGHTFUM4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
BJ04GPUL5ES	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
GEEP55OIBTN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
BHPDPWM5XUT	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
DOWIXNXDLAD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
S1T04N13QHY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
HTGZ40JKOEU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
Q45RKZFVOTI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
I3EOPIVSK3J	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
M5KP0I0MVG0	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx
HFTBSCDXVLP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
SPNFDWWJAER	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx
G3EATXWSKJU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
PJE0QHQYQNU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
I4VDREM1FJK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx
XHAGK2100RN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
3YYGRXA2GWY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
S3IE0HLDPOW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
BGKGXRCBTMJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
QGS3Q31RDG3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
OSNZG3MLHEE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
2BWHEW1UYW2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
HY1YILMGU10	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
VIZJ5P4QH5O	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
24SRKSPGZXX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maine	xx
L0KM5Z2S2RE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
1V3QXAD1SSM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
G0UQT2ZNDSE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx
LZ4XFP22H2W	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
AKUUBETLBWX	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
KZ4GPYAZP2L	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx
ZDUDD2OGQMQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
XO13TNBHCG5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx
ASJSLFZPAZN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
UFA1B3HOR20	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
1UAGJ23XOOP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
UM5TYCNXCPJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
0LI0AK4AQEX	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
1DQPAAYVT41	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
AO0VXSEFCB4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
RFUMJGS0Y4W	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
XISSBT1LTX2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
1NKM2SUAO1W	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx
RMCOU1RO0O4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
ZFXVU0EZI2D	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx
HTGAMWAVZLX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
U3FMMKSRIOS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx
2431VSDLREE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nebraska	xx
ONPRTXGMJFV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx
MZUDVO5XZ21	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
SVJMWUDH2MO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx
1OIXTQAZNIA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
R5PL3A40YJO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx
1SJ4CLDESUI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx
MI5KZNBSIET	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
OXZYEJSGMTI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
NUCEVPJT5YO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
QSONKD35MU4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
Y4QNA2Q0XOG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
HGPZIKFXFSC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx
GRG0EKZ0H2N	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx
XNB1DWOVGZB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
H3F2OXEDU50	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx
W4H5PDWAT5N	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
CXXL1PPIMNS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
US3YN3B2HC2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
BQVQMWPDWOR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
1IKBBJE4XIF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
MI0ILG2L4KW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
AJTG0WH5XRK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx
X2343IN01JH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
OIRXULSSCJV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
35VDYN5D4MA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
DRVURZ3FVYB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
DO42V2OMQXH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
FU514AFCQKB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
E0FCEZZZNIH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
FJEFMDOWAIF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
QHS1XD5X4YX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
DXLTD2EOHBS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
IGWJXDYTPVH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
VUIGKTMAZV1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
TTMPI1ZNUN0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx
ZP1OWJLFDZT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
UNP0VG1Z4ZH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx
ZHZSK5QOLAR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
1GDSEKXBWW3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
PS5HJBCCH2R	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
MBHMIO3NZMQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
OVUQ24M1I2D	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
QAQUKJUGNY1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
FJVB2JPOX5O	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
0GQ0BB4535S	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx
HMHFXCI42KB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
P4JDXVSPRXX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
BR0AWBLHCCB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
EUHOMAVO1S4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
GROOHPQ52LX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
11YAUT4UCSG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
FACLVGHTJ51	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx
1HL25LXVZMM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
ESLY1WCCUPH	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
ANT2PGX2SXN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
CWBLS14JRIM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx
MFNMVDMF0IM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
5SDSJ3JGIYQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
VCSSXBTFQXZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
DEUG2AROS2H	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
1TERAR2OTIR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
2ZLEX4QDTEV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
DJ4EQFFFJDW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx
T1FSLKKVXKT	xx	xx	xx	xx	xx	xx	xx	xx			xx	xx	California	xx
VN2WFZD20DZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
OQFNSX0FLBF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
ZVVJMKICGC1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
4FD0O0RQEEO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
QFK4ZKHD0GC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx
W3RXGZDTBHW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
RQRIPBTXPSA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
OPOWPIC1WFW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
MDE1FOLA42C	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
YUYEETIAQ01	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
TKXQ1EQR3GD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
BUTBHLVW35W	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
TJZAGCSF5OL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
UW4EM2Y03FB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
EOLHZK5EA32	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
5K5XPVEYIP0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
KK1DHYRJX05	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
X5O1SMSHPN0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx
KGN1WXGL1FH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
VOS3DPSUMZM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Delaware	xx
QFCHQVAHLAX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
VL0DB0H3FAT	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
PIAODZDIH1Z	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx
1UD0Z0RKYKL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
2HO1IAAEPSA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
XNHWYHE5CXZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
FEXRWJ5Q5CY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
ER0WE5FLN53	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
FBUYJP2HRI2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx
UWCJR3SGEAS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
1Z5MGJBUYGG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx
MPDNDHSZMPM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
IVXL4YYLUGI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
NWK1X0Z1UWE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx
PCL454JKBQF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
CIYKB03G2HD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
10ZRIUO00SS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx
OOVWSJMQC3U	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
BAMPEB1SICK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Iowa	xx
SVEUYZNTZXV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
CSX4KNNUWBL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
EGYTEGXNTRV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
5WPWXFWOY0M	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx
4HOI4WREDYV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
BJ4KW1HRQZ0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
ZI0AKESIP5B	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
1VEBPTYNWIZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
MTUZM0V0SLS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
T33B35OI3ED	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx
UURJ2CUVAEC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
FMF4NRWXTY1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
1TJGLW4NL4F	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
SBIRS5R0RZO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
2CKK3WG2IL5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
3V0J5CL1TXR	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
HVR5U3DH51O	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx
LWR14N244DF	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
2H2TSZHMDJ3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
H1PMKFCC403	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
Y0QVHOLK1GP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
OO5LUG1UQ5J	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx
30WRU21BTTE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
O2RUBRH1LLA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
EEZFEHNOHHD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
K43PR3XTVW2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx
N3WGPSMHZTV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
QB2EHVZHDYC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx
1M1CZ4YOC54	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
ZZ2VWZCH2BR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
RC0R1SWV2VO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
IMOVP2O43DS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
DYAV0BFNXI0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Rhode Island	xx
J1DQRS3FCCE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
X3QNLQHWHXO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx
AEQ2VCJR434	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
SJ4RBC3KBC2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
Z00BCCU3AV5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx
MA0MZHNSGYM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
VKJ4ZPZX5T0	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
HK1WGDQW02C	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
TBALRX2SXCB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
WWBRKTRNVAA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
BNIPFB3IA3A	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
WFEKI3VH5AY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
LUP44NK1D0D	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx
QGOCUYLFQHG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
QJZ25CS43RV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
NEUAUUJJ0C2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
SJ01HOJUOGI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
4X52KFFGY2H	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
HLQWNMWB4YH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
FLRZTFHC2ZT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
XPIYHK2FKNU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
ML1EMYOH1OX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
SAXMZTKA0II	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
FYS24RJHBWQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
S0ECCLXQ0V1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
XAN2KPFARNM	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
Y0PUKLQVFQ2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx
NHSIKRWHFSO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
NTLTL2MH4CD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
4GJFX3ACDXC	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
EBVMGOEIHVQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
PTT4VGVFBIM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
UVFBFPWPMZO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
1JLEIBP2SK1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx
SOBTZ2FXP2V	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
DV3E4EBWHIP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
OCKXK4GJKRF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx
KWIHKOYDDZ5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
12FK1NRMAAA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
AZG1HXNJLBB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx
RPCMB1TB5JO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
Z32JNYHFOOP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx
5Y3HHZWR4VQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
41IU5MTLCCJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
4SWGPJINYF4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
V5CPOKBLWU1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx
K2P2FQ3GIL3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx
YDTU0TR3OCW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
B5GM04M1VA5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx
COAFCQN5NL4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
OFGYLXNX1VJ	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
TGDPYT25JGQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
YTB4IARLBNT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
UNQQ1SIW0WG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
TQCOS04V2J2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx
MWNDDVH331E	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
0DYBP0SRTEP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
TT3ZQPU5OFF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
32I1PIX0GOK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
1HT1T0LFOO3	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
M2UWM5IUIQ0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
UDKEM1TYC1C	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
DXZ12SKL5PI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
TB1H2GTANPK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
JQXRS2WCB33	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
PBVVUWIGZXL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
3RVUSEYXJYH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
BUTJIZIXAOQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
YLF1BK2A4E3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
I3TF0WXVR3E	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
3XT4IHM2XRH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
CJFBLHTH25K	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
R1IQU3SFW2O	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx
VDXER5G3VNU	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
LFPBJO1W3SA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx
1J1PH0ILA1X	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx
AW1WRQKHVTO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
AKB1PIN4SU3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx
PVCUIYYWHGU	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx
UISLJED2ALR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx
UNKBNBLX3TH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
SYVUR3XED52	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
GFLRUKHNT5S	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
XO1APNIQMH2	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
DDUZRDZA4QZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
1VGWGHAGHZ0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx
3Q4WGHMQQET	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
205GXFIHR1N	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
0T5NJTR5IZF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
ZCEISUL5KDQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx
RJIVXGU0FM3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
VUVJ0PCCJT3	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
ECBGBXUSPEU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
ZPVPQNOHLO4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
LBO25YWNUSA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
QHYYPLAR22O	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
JTGDZJRGVHC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
A05BFXNVEQE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
33ZJOLCPXBC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
RRFFYVLVSNJ	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
DMZP0Q2U2WM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
24LRAPOGF2R	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
ZIGVZFVMNSF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
KA1DUZMIVJO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
STHXR1CQIQ5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
ITNG3ORNRJI	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
ZALPUPNUJSD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
CXPOTRK1TAP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
WYNHFNKHWXN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
OUBMSAN33SQ	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
ETTXS04U35Q	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
B3G0XDY3CC2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
ABGB4G2EWT5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx
G5W2STBZEHF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
IK12MZC41VL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
3Q0Q1U2MEI1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx
HQUGRO1GRTH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx
IXZVJOPCQC0	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
2JIAJDBCVMI	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
QYCJ4VJGAXG	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx
IRQ0JYTPTYA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
3TEZ1OH2KJG	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx
T04ALTFSPX2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
OESZO2KZNWQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
AVSNARKJFB0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
MJVPHEOOJJ5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
AA0Q1HW5VV0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
4MYTUW1BVMI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx
BOFMQHSICCA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
5R5AV4BEHDF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
VZ3SWDMBKOP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
EML1TIB5Q1N	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
KSLRAJ0TATM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx
GU4S41LXDPE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx
JLQK1REDJR4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx
TU3KAA3YCHD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx
BNDFKTOXVC2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
3BGEOZ1BJXS	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nebraska	xx
NJJ042UKXJD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
K25KQNWGZN0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
KGSJJ1UFVDK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
F1YDWGOQYLF	xx	xx			xx	xx	xx	xx			xx	xx	Florida	xx
2XVAWNJOUCU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
B1A44ZYB1UB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
PAXA2R3TXHY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
1UK2L4MQPMY	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Delaware	xx
IMRDYJYGWAF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
DBQJJM5QZFP	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx
JL3D40QDFFZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
SQEMJF5X35A	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx
FKNHN2LNH3D	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
EK2XHIA2KJH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
0E1LXCAIZ3A	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
NGDIFWYRZWI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
OH0IL2D2MCH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx
OF3F00HTPYS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
ZL2DNWUHU3F	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx
NIVXVCCI15Y	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
R2WQTI5WMFG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
G4MFSYY0LX5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
DRC5HYHBCJE	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
ZPE4TXDQPQ1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
LJ0UWOKF2GV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx
V5T3NNFV1QE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
RDY0EERMFHT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
EKFIUE5RGHJ	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
UXUPL3MG0KN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
MTDPD2Z5TTQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx
M4055M5B204	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
JHBMXHIYARI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Iowa	xx
NP2TUISNSY3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
5Z3KC5SYXZQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx
WLB4LE1VT22	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
E250WPCLKN2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx
BT2D4URXQSN	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
WKTZHWQT1WV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
B43U3SSU3GO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
43UBNLLV0AV	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
OCZNJ5A130Y	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Montana	xx
1FFC0IYSEN0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
OQRBQYRZT50	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
ALJIETSXE1P	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
04A5U304OQD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
VE04AX3DPHL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nebraska	xx
IDA5WD0Y01T	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
VEOFLL4DCBS	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
JPPWH3242P3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
D0BFDOPQTWO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Idaho	xx
FZMOPM5L3V4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
CPCRKLB1M0S	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
NMGNDX2C1LI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
TFHU0UGPGV0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Iowa	xx
3I5UQGZFYSG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
4QUQQKXRV0V	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
ZZBQJNCLPM1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
QBXEEAZV2PP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
OOGZNOJCLCI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
TFXTVKP3W3N	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
4FLZFBEH5PM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx
3SZHOND2H4N	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
AYNVBQU2EKM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
QDKGCKMVF1K	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
GEQ2M5M0B2R	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx
BIU1UDVO23Z	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
SPILREK4U1J	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
OJ5WAGCFJZB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx
NPKO4EPMHQR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
S105YHNEB30	xx	xx	xx	xx	xx	xx	xx	xx			xx	xx	West Virginia	xx
IJSF2KFBC1D	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
3MTVD1M3G4N	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
ECGZKRHYGDO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
BBYIFZBP4IC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
EB4131XYSPY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
NAB5PMD1YRK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
XSQNVAYFUO2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
NDLHWJUL1BH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
ODTZXOR452L	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
JALRZLOL5RS	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx
BI11AMXFQUW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
5OLGFBJTVZ2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
U23MGS2OX1T	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
P0ZJBKL0CWC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
BTDC13P1WUA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
VPH2XXZ1YBI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx
0MFC2XFQHCS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
WHK15ORBQRF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx
HQKDLI4ADJT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx
04RPJJBTB0I	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
QHEE1WUEG0N	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
CYTPGPBKWVP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx
2NSGGVIAEF0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
A2DEV5PYRNY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx
4KDFDDKUFTA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
101M2WTNR4L	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
IV21XQNP2NH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx
030TJ5OIEBX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
RZDB513RUVZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx
VHSASFKMD1R	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
TO4JFNE0XUF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx
GUQN5FQG4QZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
ZNC0H3XS403	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
KWTLM5J01EW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
OPLPIBEF11K	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
JAZVSKRPXHP	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx
BWZPMQ3AHG4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
TXO1BXNWC0P	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
43ZVQZ0O5GG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
TYUPL1JTR3F	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
COFSFD5FQBR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
YT5123BAGC4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
SRW04UJAVQ0	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
35JUJQNMEXA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
OIVACJQXGRK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx
ASWHBBS1KA4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx
ERNBRQMP2MW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
4ZVUPEIDFUD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
BWESIHM1UIF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
RZS4RSB1OPC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx
UCXE4ZRDU52	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
PUU5D03XC2T	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx
Y5QMHPFRET0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
4UNUPCYVM4H	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx
THENN14EWUF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
3KGUCTB13MX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx
JWW3GSQE3OS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
VLB33RV42MC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
LPGDU4PA3VQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
FVSKP5TM42N	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
E2IVKNB303A	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
4Q2WFQOAGNA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx
31WKHDUS0OC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
4HECXATJHLH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
D1PF1OSXWO4	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
FNFVVZG54CM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx
1FTANZ0PAGD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
EHTFM4YMFOA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx
UI00MZAG3OB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
5HGTQN51NZL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
G5UKSQ0V4BP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
EWCGVNMK55J	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx
ZAZPM3LMJSZ	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
JVWPMQC2DSO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
LNZNGILNOLY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx
DYBL0Z3CEGH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx
W1JB2LC4NIZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
HXIE1G303U4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
INQLAPXAWSF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
MHPCSDTR2F2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
ABNBA5WTYEE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
F0GWZ0KWHBR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
LKIXZTU3KED	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
IX33NNRA222	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
O33XVSZBF4M	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
HIHTF5XDFLV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
ZGCHQEZNK03	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
BXUQFVOZY41	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
RMD2UZDC0MU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
WA550ONCKW5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
VUB4NKDP5RJ	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
BMRH4Y2XHYJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
3ZFATKUAL2P	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
UETSW1FQFIS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
5HEMAJHWDC3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
5SFDDLGURE1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
CL24UAK5ADZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
VHWB1JU334G	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
3JKB4PNXJB5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx
F2KVXWYKW3F	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx
L4WAXS3TTT1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
VCSTNCG1MDC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx
T3A0DDCD43W	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
BL4AV0CZYQV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
EFF5M40TVEX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
DEWSBKDAXJU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
S15IHEW1SUD	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx
U3SAWQLTYTA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
KL3PSN02OZM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
20WYST34CXD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
S2QW4RKD1AH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
RBUV3MZGCDH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
AG13NB5MDIS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
QHXFQQFKIVV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
0KUVRV2IOKJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
ILQMZO5234O	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx
DWTHTKYRSGN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
KXCHA3LMGSZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx
XBTAECXDOBI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx
NU4FENYUGZ1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
YXYFJDEKK52	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
0LG53BIYCEB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
G1J4ZLQN455	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx
HFUA0RGBMTD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
5OABZ45FJG4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx
UAHVPZJDQQM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
SHOZPIG5ZLP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
RM3EPZ2FUNK	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx
R0NZ2EB02QJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
J0RIFQHO1YM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
E2OTHU10B5X	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
U43HQHRXAFS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
WQNFMMVCKAN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
12NLFS1EF0O	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
1NVS05D3UQU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx
XILCMT0ICBE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
1T3HXWKP0VK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
3FM3JTKC012	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
GJYGUBUAQBJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx
14LAXQDNFAR	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
T0Z343ZGHJZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
1BG2FORSLTF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx
4CR3VDLRODJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx
2PHKWRDZBQQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
FZ1U201OZAM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
CIBC5DQD35O	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx
5XKLVHVRZMP	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
FDYTTHSPLQB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
KOJOLKE51TC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
OAAOYSGD1I1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
0KPCV1JF0IY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
LKH42GD0RIU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
HMLQUNE0PJR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
1LKCGO4P4FL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
YGE10DSFD0K	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
HCR0JDRBK5X	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
GZ2WMAB0B3B	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx
0TG1CBGKKOE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx
WFCPHRAVGFA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx
XL22ZHGXEIE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
JKYQ0YM2U4M	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
XN401YXWAG2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
PFYIXVQ2BUA	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
00054XKYPGC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx
BWLXL54Z4PI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
GGL51SNODCA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx
FFPPYJRNC34	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
BAION35XTMX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
SOBMOSEU1FJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
P5ABVWNWYZL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
QIWJWFYOBFG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
YORO4XP055W	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
XUFE1ZVEJ4E	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx
N1NYMLJNH1G	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
ID30LPNHLOG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
5PNAU5RBKFK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
3ID45AMISOV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
FQ5FJWFSLNV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
JH51Q5ZGNRV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
S50DFGV5PLT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
Q4YREZJQODX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
TIM3H2AOC45	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
JZKCUYE2ONU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
G2URGZW4PPO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
S2PN20CCRN2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx
NEKHIHK55RA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
H1CC3EXWZYQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx
EC0VJ0PHB5I	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
LY3QKCIGOG1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx
1PUXW4QVWQ0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
PW3DCNI4DDO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx
2TLBHVL0RGF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx
DLJWLXJURNE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
PDSMVLZ2PCG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
CAKDXFCZV2S	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
NUXOLZSOOPW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx
YXVLTMSGNJD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alaska	xx
1EULUZ531DV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx
WGICD40NG4R	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
LFA4RG0WE2Q	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
RWKQD22YPOT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx
TBTMDJ5UJMR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
G2Z4WSGBW3X	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx
VYDKPNUR41Q	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
P5P3IIFT21V	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx
IM3FWOY4SD3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
QXXB4VEARMN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
Q4ZAKXX1ZRE	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx
OCKWOBGXLXE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
TSXC2HZWPKM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
XW3QE5JNKSL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
ZGA0UIPOTJ1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx
JMGGSQ3DWXC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
Q40YQ10UR5O	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
ZRIYTWFHXDR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
3YCDACL31ST	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
K4LBFAANDDC	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
HM0HK1XA1Q3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
GRDOR3OPI5Q	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
FXUWL051IOZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
EZDP23FTAF5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
VS1PB12CK1Z	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
ZXWF0VUXOIB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
Y1DVKFCAU5H	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
QI2DUGIVKKY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
GSKB50HM2PT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
Y1PCV02C4KE	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
CAOOH4J05AK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
MAW0ULM5IIL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx
KIBO4GSQFEX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
FNQV5CZINUN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
5ITHMOGCHE1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
2FVBRQB4VOB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
0UEOZ5EYV02	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
2RURB14L1VT	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
XAQTFMIEQ01	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
UAELSE4NRHX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
AW4XEPFC1JW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
WJ1EPW2WDKU	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
M5Q4VE4ZUSW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx
4DF3RN2ETWO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx
CVOS14U502O	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
K3QT4QBUXJB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx
5C0LLDSQIM0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
10ZMKYGA2WD	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
QQ1ZQ5GVW33	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
5HI5FOFONRX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
AIEYKIKHBWK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
CDFEK5UALG1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
VY35GJH1KZ4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
1EPOCWBXNVB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
0Y4VYOJ2ETF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
WTLJPPJDF3Q	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
XQEXRJNQUK5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
K4QDLZZKB3D	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx
BQ2UTX1DHJI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
M4WYGNDXXWM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
AKB03SAPV5E	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
MRKNNOCPVVH	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
T3305EXO5P2	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
VJR5Y13L1GE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx
KWVZCFXMLRS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
I2MBUSF0XUD	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
1Z1DZEK1AEY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
IRIEOJ4SHZ4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
2J2VZQSC0GD	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
W2O04JC0XG3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx
45LDWPMWFA5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
1NF1T2CETG0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Montana	xx
QVHFXVNON2Z	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx
5VWGYQQQJP3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
C5OLCWTONFK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
JUE13FE2AB0	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx
HURELLZCFR4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
WASB0KMI4EI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
PRVHWHL0DHD	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx
BC0B2SO3GO5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx
RKODFQ3GO1L	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
BWCEOQE0P2N	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
RTGMYMCF1TR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx
3MLHVNOJ1UY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
5FPRC2GWXFC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
IUE3KLN2JZ5	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
E0FESK5JVBV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
J4IND0JOJDP	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
EZUXF32D52D	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx
NOGKOA1EPV4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
YUA4JH3UIZK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx
IXLBEWWCLHG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
1DNUUUS4QYG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx
YHGEVNI5JXI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
Q1RMNDWZ5YK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
MERABMGPERD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx
PJQ5VYOLR1M	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
CWTT5P4WCXD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
LQXDEURS0CC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
N41Q2CQV0RJ	xx	xx			xx	xx	xx	xx			xx	xx	Georgia	xx
QGEOH4PMB20	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
AJC0JI4HLE0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx
VDBEXEZDKMO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
G3OPAKSX5WU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
3JMIRNYG03G	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx
ECOP5R5CTDO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
QEBM1YKRJZ1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
MFUURZLT4RZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
3JD4HGMEVAL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
LFMF3KW4NK4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
RYTWS52IHR4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
H5S3W4SFC24	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
CM0EMQQK2UX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx
RT3K2LTYT51	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx
QXTPTFUHVSM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
TD5M0NYKY3D	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
G1EICWVWHG0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
TNOFIUMUJEG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
FL4M0SDGXH2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx
3K20B5KS0UN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
5FSVY4AN52J	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx
FZHJFKIWQWE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
HT5C4EVG02Q	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx
43DKYZ2FSDH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
QVGIT4313Z3	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
MWPQXVWD0B4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
EA005FEREOU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx
2LDPGWHVQPP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
A52OYS5X4ZL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
PJFNDIAJZ4O	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
1LNFNZNZZ4B	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
EGJQSC5KAL3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
G4INREVT1IP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
MBLPKDQYWHE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
HNR35NNNOCM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
NDDYT2HAA0L	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
FZG4ULJ1FYN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx
XJR3AYZ2QRN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
QBHH2BRBYKK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx
SMO3YJMVQJN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
BPLGXBG4X1B	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
2ANQEK0HDTB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
RBDQH2K443W	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
KX332TFVLHB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx
DGRUQ4UFJZG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
CNKUGOA1DBY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
GP2KXVCTIS3	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
1DXY1URKJ5P	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx
XD0B2VQ5AJY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
5QGWULOQE3P	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
3UWKL5BT0CH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
3V2PC4MF3S4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
4J22DER5XYJ	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
UJEYNZTN5Z5	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx
WL0GPEB14YE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx
Z23XP4TJPJX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
F3OQ40QBJV5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
2VEXKBBOKQT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
EY5SFCM0ZEO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
DI4HTY0JFBB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
NT1GAHU5FQB	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx
VIV1TIIRVBA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
XKUN343ATOW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
50RMEYIS4CZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx
GFUA3Q241EB	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
KEICMGP0L45	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
UMMLATWDX15	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx
US1XOEM3G1A	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
EUITLTRSKST	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
LACR33QOGHA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
KU1DFPNLC4B	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx
3TGWVWYRNZA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
Z1DDD0XFOIA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
B1XDYNQOTDF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
IADDHV3MQVS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
GFIW0ESW20D	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
2A0HSYE4Q5C	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
PJNNOEMPCBV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx
GNGFV2QUBVA	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
QTIL2PU4SOJ	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
NEG3UIPS2UO	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
ZWLJQHK543H	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx
O3X0K35W4OC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
Z4TGOI0LA41	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx
AINAW102MC4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
EB3Q40MRME3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx
R3HYUMCZPJZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
HOMVGFAU1A5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
2FY3YPWIWRW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
HMUHISRSON5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
QBPHRSL2FXC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
32MU22TBTGT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
UXRLPBMCWHL	xx	xx	xx	xx	xx	xx	xx	xx			xx	xx	Maryland	xx
WPUHQSYWKNN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
TKIU41OFZAI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
ITCIJD2O0M2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
RX4PIYUMNUF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
5WJRH5KL1JW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx
VHFUJDCHVTT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Rhode Island	xx
YYPBNJYFXPF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
EIXVE5K2G1A	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
O2GDYIO43PC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
54AOAPCQHYT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
C1MHNPQADLZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
EKWH2Z4QXY3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx
SH3T50CLDDP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx
ACNKM3U5FJX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
E1LBFQMZQUW	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
LJ0H1ESZNW3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
FQIDAGPQ1XO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
JRNX5CBA53W	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
DY2C0V231ES	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
QGDAY1Q20LS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
R0NIE3OCKXI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
MQJPSSMSUDY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx
CB2IQ1T4JVB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
Q1IWDLUKUUU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
1YKB5TMOIYE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
2PSPEHCTYJJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
QJCZKB1VMGT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
YCP2BBNPAJJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
IIUT0J5JUWO	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
4ZZLXDJFIN1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
KUYLN3HSU4W	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
QL1TOELUXDD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
VMRTROWJ2RO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
PBPPBHM5SG5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx
KWC3WEEO1MF	xx	xx	xx	xx	xx	xx	xx	xx			xx	xx	Ohio	xx
5XXPKQNFALJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
EHW03EJ4Z0M	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
L3CIH502212	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Wyoming	xx
44PQU4VXQS0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx
JEVSUNKZNDY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
00A1Q4YOVTS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
SJZM22LFHKQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
G4K3GYB11FL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
M0WDWNCDIX1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
5SN4UHXTKIL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
C4H5UP0PLDK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
5ISMYCXHOS3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx
STBDWDSU0AG	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
VZZNYLQ4KHR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
X4UTGZFWTIR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
LG4KTH4W3II	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
UFON4BUI21X	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
EKIXOPIBEP0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
3T1B4UXVGYC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
YAQXFMVGOK5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
XTBZ1VPP1CO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
N3A2DHKX3ON	xx	xx	xx	xx	xx	xx	xx	xx			xx	xx	Ohio	xx
UOART3SK1LA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
4ZKF0PXDPSL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx
DGQEBHFQEAK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
A1MF0ADM2ZH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
XAJYMSKYTGQ	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
BMVZG2AKG3R	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx
VI4SBHXQXBS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx
DMC2L2FH5SE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
KC3IIJMQYGE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
MQXPVQXDB45	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
NZGN3ILMFCZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
01MZ42UOXE2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
2RPS13G11PX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
FE3YW3RS5YG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
CU1II014BYA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
NEY34GHKSFR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
TFGVZZT51TL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
VS2LLK0JL01	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
KFL1XQ4TJLU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
O4POUPTSFOA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
BAUR5TYMJIR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
01MZFHRCRMM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
QYC1YWUPG5U	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
4I5QTMZAVK2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx
E5NYKOSSJAK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
IJZKROZBIXE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
AMEDNNQKTZI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
2M5X3UW5UZP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
JEN4TLY51L1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx
12JREGW0RNR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
XCJHSYSNXU4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx
5FAZCMLTEIJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
VOJFNU1MDPX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
4K14GFA2HOQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
DZG4G0DY1VC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
TXEMAOTVOOT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
ESZF1Z1UOK3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
UE1P5JR41SU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
LIHJMHBHCQO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx
CTUAOVFVPZN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alaska	xx
ZSDLXDPKIUF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
ZLGNYJIOBL3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
I1DBBRQMWED	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
FEGO45LNVAK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
UHCNUDTSRNT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
2GMAPCUOTNH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
GBZK2ADS45C	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
D35TAJ4AFXE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx
MUNQOE1ZPHK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
T5Z5WJUPEF3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
5K5LJ5COD0S	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
T0KN0BK0BCO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
KJLZZVFFTUN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
RXO5Z4UXWK4	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
4K540OUVRMX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
UVYOXQUQSMH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
KFLMRVOZ5GQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx
DI2SERECNVH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
FKIRNHRADEV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
OXG4DTDOAEA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx
EYAFAAZ0SLG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
5VALWIS2SI3	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
P3RYAKOEHGU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
HBPJGYEMLV0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
JXNJ2ZKRAXY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
O0CJHPBDMT0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
KFJU3QJZV0M	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
MTCTQXTZJY0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx
M0MYPB3XAWC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
IZTY2O5RD5C	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
XGLB5O0MJYS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
D1NB12JXVW2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
ZYOJTARCO01	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
3O04TDPZDX1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
N1H5POAYYJ0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx
WMK2ICST1V0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
2OCWO0M3WZL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
CCCGLAMURRM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
5DVILXANF22	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
Q1ECQ2RU1NK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
CPV02OFYI5N	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
IE0DRFEL4DM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
TKGMXTNTN2Z	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
ULBCCABNJDT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx
JYPDMPOYLLN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
P0YJZCI1DLD	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
ISWX1HT445U	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx
U3TVU4VKCOE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
GUA03Z2YVTT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
0K25SXQFZDS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
CN100CVOGJ4	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
ZRO4CPH5F1T	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
WCQFCXWYQSX	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx
EGONCOF5FV4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
NB2AM0PUF3B	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
34GEVKV502P	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
J3THXEGH0YX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
O4VOM0SJITH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
RPCXLASOTPA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
LS2DXEGCUSU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
HITEY0QSQBO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
GBNRZPLQFA4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx
US4PEBCN4JW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
1FRC4JG4QMC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
0FHYSEP00C2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
VIRCLROT31F	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
1HAS2KG3IVU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
MVHQL43E0LF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
RSUNL31VZR0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
B4M4WKBS35N	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
0OURPPOJJE2	xx	xx	xx	xx	xx	xx	xx	xx			xx	xx	Illinois	xx
XJHH1SYOKYO	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
VDQAWYMDQNH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
DPK2EV1GSM0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
VX0NCPBLG24	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx
SHWTE2YUQJ4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx
J2411NRBOYK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
2LC22AEDR2G	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
QFJZNWMKD2F	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx
1TIWJF0VCYW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
MVSZJMKXEYD	xx	xx	xx	xx	xx	xx	xx	xx			xx	xx	Texas	xx
ARTZDONQBVT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx
EWVOUY5KR4Y	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx
B2XVEMVBQG0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Rhode Island	xx
MHUFPSLPJEK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
3HLAN4VRG0X	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
N2CCL1IBPEC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx
OW2NULDQ3NH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
0Z5DMK5VA2S	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Vermont	xx
Q4BJII3E2QO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
EH4T3C2B03D	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
NMCZAZSAAJT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	XXXX	xx	xx	Missouri	xx
0NHAQ0YEZZX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
1S3P1AXQ2DA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
PD2MPK5J1KC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
AVUU5GAHP03	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
LND1HJ433HA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
KLBQLG4CUZF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
TF3NEKHIAS5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
K2UI1IRAJHU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
SGVXYBEUSZJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx
MGLEMHGNJX1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
SL3Y2TMDGG4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx
V5KB4D2VUH2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
R1ECGYE3AYQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
HOCC0FGGNJ1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
ZN0PRX13ACF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
O0NPGW00ENY	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
0JEBURCKPIL	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx
DLMHRPMNLIP	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
CEB3IL1XLSC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
M2UB54KIILD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx
DF553E52EKS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx
PFEFL0DPQRM	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
2U0EDSCGUR5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
FXYAN3NZJDH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
3PGSZZY3XIW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx
VY3RBXA3FHC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
D3TPP4E3RHY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx
RESZ4WMSEWB	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
RODKYEMMAQL	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
HSL5S2EPSIX	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
B4JPHQNDNY3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
OEWCY0SQMGQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
QB3UAAG45MG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
BGZQTAUG4OR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
DDJPR2GQFTA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
1HXQSZKBOPC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
IY2QBPIX44P	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx
DKI4SYCAC32	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
5KZEVD4FYQ1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
Y5DZIRY0SQZ	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
XSW41KLPI14	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
GH3TGC0XNU5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
ZAVXZMCKYIM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx
JI1AZ03PVEI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
3AY3MIVKTTT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
GHNGT1UZQB1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx
BPJL5P5U5K2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
K1COUFHVDOI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
O5V2EUFQEMT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
IAGEYN0S0CY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
AFFPP2TCO51	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
RKSIYDXR43F	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx
AMKXEAJG5R5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx
PJDAPSVAWJQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Iowa	xx
OZLEFHBBNHB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
0SHBULGKIPH	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
1G2DM41XAIP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
JRJ5CS3YKC4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
W3MBUFBJDHV	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
23O4LVCUD4I	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
ZRJKGXISCSM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx
2XZUYXWF4SK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
QSBM4GMVRRB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
G1NKLXNTJCX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
W4EIZLXGAVB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
TOIQCVVPEPP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx
FZ0RVXCJ01H	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx
XKMPOOQVJQS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx
YCLWBXWKQBZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx
0R4BYWRW0HB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx
POWI1Z4MSYB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
1XHWMMS0GCI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
GNGNSJ0SAU0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
F3YMEOVVI42	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
OVT3POJQRWM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
01CD220BMLI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
EQFHJCQVHTE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
G1LAZK4CWOY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
T5IELWAMXA3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
UPJWBBQLZOB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
CFN0VZNDMSB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
UB4VMVKUMEP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx
P03CKL3EFOC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
PNRODTGPISP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
NGCWNOBKXFE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
HCDATPXQJ2J	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
3WAPUHIPTWS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx
T3NQOHHT4EX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx
2Q3VPHCUHVH	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
U4NTWFBVU0P	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
BOLWDUENI4B	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
5HWXPWMUBLE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
DTTY1SKKTUK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx
4VQAWJV4F0K	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
0EAO34BKRLI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
MMXN1KUULLU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
OJIFIAT0VTG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
Y3AKRKVJOZ0	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
CEORHBJC1FS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx
3BPPYR5RUBU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
1J1CIJQLNMC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
V0HTYTK0OJ4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
CT5LMIMUEM0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
UFJEHTJALZP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
3FUS50KT1I5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
EOSXPFDC4FN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
SVT12VYFDFN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
LAE5HMUYSLE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
BTI3CHWK0I2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
QBVFX5AKREP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
13DUP1TUAA3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
3S0EWKT34EP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
E1DBYV1VBJ4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx
5XHRILV24NH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx
DX54NGJRU2Q	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
03UGHMA4GII	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
FGHSNGSXS4M	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
YJHZ3N3RQFP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
5TFX0DJDV4Y	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
OW0HKOEIGF2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
UQZFHPAZWAS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
CYMSYDFLSC3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
KTXRSVAYQDE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
JLUXNVJTBO2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
RZQTLX2XNR1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx
KGW0HQEFXEA	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
C0D24VYFDBM	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
BXKPX2WPVKD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
NTUZTXYAUE5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
QVRYNWDHF4I	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
Z0TYNPIB0RS	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
0XZ4ZBFRAFT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx
2DRJE2KISJV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
KF3S3NMQKGV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
XY3AMYUJ4DN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
K0ZASX4XT3N	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
QAY0XAW0OLP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
DWK3HS224YR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
WAOKLHKZF04	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
2UBT5G2TH0R	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
JWK2UDZGWOC	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
H3KF4QSV25F	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
ERDBTKGLYLX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
GVKLYQLEPQA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
RIE1T03Y5YC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
B2NQR03TTJU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
3ZUCDWONRKO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx
BAHYMUC3YK2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
C4SWY3DAQYR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
XXGUCOTLSID	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
4ZM3X2DJSEA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
PFMMJRPG3W5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
DMDBLKLFX52	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
FFFQK5XXLS1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
ICQEFNCQVLY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
33AXLGD0BZH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
HXBWCNCD3CG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
W2JX1Q4DU5Z	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
E1OKS1QV3LF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
DBGROSQWODJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx
XG2UMHZFQOW	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx
AJCPHLJWQPC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx
VK42UVUPNCD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
BTRLQZFPKOR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
3E322RZQRUU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
VJHYVZONPPF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
NTUVHZ4OYZL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
AIGJRNI0EXI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx
3J1NXD255AD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
PJNBGC2ERIH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
MMOTI4BUBX3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
4BZB3MYECG3	xx	xx			xx	xx	xx	xx			xx	xx	Kentucky	xx
OLW23OZNY2V	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
P5E3K1ZTRR2	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Dakota	xx
HISE2V4U0RT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
CQZJMS2RE3Q	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
CALHE4O340O	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
1NERRYPCMRE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
OA1TGW32ZNI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
A0LVHMMXNLI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx
UYT1BVPALCJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
XRXQ1X3I2T4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
2ECDWQPXTMT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
VYUMON4WCII	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx
VMQCAA1VLQL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
5SE2UNTVD0W	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
11IPR3YPLVH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
1LRJVY1R0GI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
E4G2TFJQWMY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
B1BVOTJD5LJ	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
WIGZBQGLY0E	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
LOMGKROY25O	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
EVUXIJKQZHV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
GIZEW3VKEVY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
W3YZZKXKIMI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx
NQLIGWH241R	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
F44UHBU0OCY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx
OC0LJFF4NP3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
IOHBVA4R03W	xx	xx	xx	xx	xx	xx	xx	xx			xx	xx	Washington	xx
VNRB1GQJM5W	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx
A0PIDCW50LF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx
WNE3A0OYUKE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
EFORA3XJKI4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx
YM3J50IXOFO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
D3VQMBVUQ5S	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
DNQ1WVCUC31	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
JTAIPDTW51O	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
Z0MFAIIWJCK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
FESHKKJFRC5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
0R5NHI5NOKU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
VAGTAKZPRQU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
4PDIDZXVE0M	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
DEZDO3GDFHJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
5DTZ5P2PVA5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
KV0O2EBZOOM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
VW2AX3BK3WD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
A23SOXCPIUI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx
XOACWVAPXYN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
YA2JEIBWZ3N	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx
3J5F0LC4YTQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
TXUFAFBWTFR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
NK2TFHU25IO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
EJB0Q3Z05IB	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx
JYN2F2ZXXFL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx
LYKF4BLUL51	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx
STOXDSXXNSI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
EXDI3GBGWLC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx
SJCNGK4OR03	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
2NPJRSUP1GY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
KWVBAM0D1N1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
QBIWQ4ZNEQS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
XWQMUBR0AWX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
S4ZP3RY4GVS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx
X3JAATMG15Q	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
VX0V5JYVQVY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
XTSC0O2F3Q5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx
KS0XKZBBN00	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
RVXN1CCWPCN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
SHGMHOAIOPH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx
OZAYPKHQHH4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx
SFKDTFNDNNV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
P12MCCNTO2T	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx
11LONIFIFZK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
RMTQK5NI3GN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
XSMX4KEJDHY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx
G4COCMBRWA4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
KCAWUBGNW35	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
Y1WGQV4KQSG	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
H41XCW1QWKK	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
3H3SKG23RH3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
3LGVSMMXKNL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
PRJ1CL2FXLF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx
UPBO0IIROB2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx
Y4C2AD1WLTH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
ONDJZG0GPFF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
024XTYJU3ZF	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
32F0XJXYCXF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
D4R2SAYPOSU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
5FEJTMLIXJC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
FJHKFMHNA3T	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
4FLVQINTGP3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx
YLHUG3Y5SQD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
W2CAGNLY5TA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
I1MPB2DWTNE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
5UIFX3VZ42N	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx
MWACWTO5BDH	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
3OWN4G24T03	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx
I4N0OUWYJVD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
V04AT5CPHKO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
VB00GUTIILY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
3OF5V2FKFNO	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
1XPTKYA0QF4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
ZXTDCEDXSMH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx
CBM4VBIMSLH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
00FT2XGM3NH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
CT00XISET44	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
FVOQR2U13X0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
4LQDZXMDUB4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Montana	xx
Q45SXPRXYMC	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
SD0UIA1KYPN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
T1RVVHPQSBP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
BLVZZT4P31D	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
11Z25TNU0XI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
Q2XPBMBRYWA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
3MDXY3YVYWJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
BEASSHX4UCQ	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
NNGHCFPL5IP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx
SWYVMHWEQUI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
0CUAN4XLTJX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
5EXYPQIKTHY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
2UVSKP1CZPH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx
ZTZDZBFIYRS	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
L5A1XDJJCNK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
QBE3OWGOBXW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
TPGC55VD1IP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx
ZVFAS0LDAVW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx
FS0UAZELO2R	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
KORFZBXVBKZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
NTMEVSBL1XG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
5LHBYF35E0X	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
TZQFIYXC3NL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
PNOWD42HF1J	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
KXO4IL3FODY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
ABO0LZIHTOF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
O1MPALFLPML	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
SEBJHMZO3Y2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
MDYQPDLA4DO	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
0MRCUM44D4R	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
0YAM11S1MFK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
5JFVVBYPP2P	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
ZFHCC01UQWJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
Q3TBJPWSBDI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx
SQMT0ALPVCY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx
QGU140I0R0G	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx
DWLWY5RWRR1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
QU0EFMJUMXH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
EPE0RVIN2AO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
22NA3O1OU3P	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx
YEKO0EAY4ZP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
BE1MLLLWOWV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
BYGRO4BDBWK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
P255QUC5XBN	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Idaho	xx
KWG41KMHASN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
3VIZDJS0IVJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
FJD5GRQKX3R	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
34KZ55MG552	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
FCHAPBWTXXQ	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx
OKBLU313XHW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx
HHL50UJN5ZO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
VUEW2UZS2R1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
F1NF3EXAHU5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
D352LJJS3PF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
LXWDNJLCT23	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
CF25PNE1RTG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
KNRYHCHZFUY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx
EB5HRLW2EO0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx
JYZDYI5PFRG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
OMAD32U3LR4	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
OXXVYBDH34D	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
OL4BAMUR0YF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
QK2NXJVQZTZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
FW5NECALDS4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx
DNTUKJ5YEW0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
ZJXM0XVGQ42	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
NT5QVO4Z21I	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx
HV1UCW4L1LF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx
U5D32QZE5NJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
DZNXDAPYZIC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx
UBS5CTZTFJZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
VQL3APL3BY3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx
ILKDKDSYGTI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
WQKUXZGLEBZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
BO0JOAFH2AN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
YAMTVFJHQWR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
1JXWFFUDZVO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
4GWFM3ZOYWN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
DJR0ZXMG3IW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
ISS1QQXCGHW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
UEZSBQD3HTH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
GD3SAZVH04R	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
XDPZDPMIMPZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
VIZ0O4UU0II	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
XF3G21YGPP5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
1DEUMWPIL0O	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
FBXFCOAIABH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
BLHYNPJESGC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx
UDBYETP4YYA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
VVOY4HD3ZBB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx
G2KBVQ5RU5Q	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
IUCRD5TFOU4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
XSMFM4EQF3W	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
3IRRKJFX1KM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx
FEG0Q01YRNS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
Y4ODBRACCCG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
B0ON1ZPWZG0	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
VTMDSQZ32U5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
L0K5W20TY0Q	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
EWCHWEPBH50	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
X3AUWCNC0LY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
Z0O4IMUAPVK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
QJX4NIDAQX5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
WYDGY5BF1ZG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
T34XMVSBJO0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx
IKZJS1GEBPP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
RNFOCZSJYFB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx
QADU41PVD2C	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
T0PNJ0VMSTO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
QRCG5Q1IC3M	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
QR20WPSIZSP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
PJVL4AQXV00	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx
OIYMS5PHETW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
NSBLT3E0UWO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
ZO3QP4CDUYB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
4ZLXCFJAKGZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
JA0MJCPWE43	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
YZQPWCDPQIX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
FO40O13CIJW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx
4IFZMQASZAU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
Z4CRS5SLZQZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx
JJTR2JB5YFG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx
3DE5DQKAOVQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
K0DBJA1ODZA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
R1Z1CUGH11D	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
ADXRGW1JGLF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
ICKCR3QOSR2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
P4JZCJDJQZJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
RPHOD003YEQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
J2ABVREEYM1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
NSOHZ4JVBQQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx
QUZ200LRBM1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
JIKAPBWLOTM	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
O32XJQ5WKQO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
DXDFIY2WFQW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
DLOCP11XYOI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx
L3EISCESUU2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx
P5S3GU54UOT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
G0O0LYJIHQR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
KZRJTICE2CY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
ONZDJKXGBER	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx
TZ4YYFOQT5T	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
CUOJ2W2U01F	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
E0IZEJRF4JM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maine	xx
02KNI3DB3Y1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
4KUNSOMTP5E	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
ZODD21OOIHU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx
OYKWCLCB3AC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx
OSNFRE1KHS5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
AXZ11PEYJ03	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
QNBNUX52XTA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
4NYNKZ3RNIY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
TXKTUCEE3FE	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
JIDAQLBW4MH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
NEZQG3OICIA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
AIQW250DGG5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
Y5K2S3XD5NB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
AYW3ZQJYF4E	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx
V315LO21AN4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
E2HH41JN0UC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
2GIABUONLHQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
5YLDVYOFAXN	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
ZDCHFS54DIP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
FA5OFX4F002	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
OLAH1JEW4U5	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
QPNKCHPM021	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
TS4SKEIMXGV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
3ZBZBCS1DY3	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
5PMW3RJUNTJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
TLGKJ4Y4ACA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx
ZHYQAVTWBQL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx
VTZNCE421JM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maine	xx
PYT2QOOLLU2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
YZA2T04E2PH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
YRSWYDHJE5S	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
UYKWXHQ3A5T	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx
ST2V1PPRTR2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
5FJ5RKAHTZI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
GNA5EDCVOZF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx
CNMSUBISB2X	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
OZAA3J1M1VP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx
OK0RJAZDWBB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx
ZTHAKB2XB0F	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
QCHVFZEMTLJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx
Y03SY5IF2B1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
YHE0GBGGZPA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx
5QMKIDVGYF1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx
HVNMBZIYT03	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx
5U0C5GNKOVA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx
KTLUWAINLWS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx
REOGOQKSGYH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx
AU5UTVLBN0G	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
5ZBNVTW3Z1X	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
UUMD43MPKSL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx
XOOKE0UHVLH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx
BSYPI5GNWLB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
PZ4YX0LHZOS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
X0FLVY3YNZ1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
KY3WPHLRLYZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
X55VVPZEJH5	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alaska	xx
ZG5ZKCPVCXK	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
QT4ST0ZYRAM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx
11KJ2X4ZPZ1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
TVNZ5ZK53NR	xx	xx	xx	xx	xx	xx	xx	xx			xx	xx	California	xx
UD5QSCYAOIL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx
PNIKRLSUNSF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
I1HGIVSZEZB	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
GIFCAC1BOOK	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
F2DJ3EXTDAH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx
4OFC0VNDLGY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx
EJV51OWX020	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
XWQ0PNONR1E	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
HPQSPYZKF2X	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
G40TATVS2FG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
E0IWPHD5QGK	xx	xx	xx	xx	xx	xx	xx	xx			xx	xx	Colorado	xx
KKLMXQEQ5CY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx
4IPQCIWC5QE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
YJZXSEF4N0E	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
IMZWQUDNJM4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
WTMELLYNEOZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
FGSN5WGDVYS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
LTOMOOXOYDU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
JEX1CDA3JZD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
GQRGC5SULMD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Idaho	xx
BVR00TH1OVV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
IJBSNK3DK5Z	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
IO2EJVD1LP3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
KP0AZ0NVX44	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
BI1RFJBI5GG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
K4QKYPDF3WF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
CCGUMIVZ4TW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
HNP2IS4KAPG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
E22JZL5XZKV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
W3SCDFAFK34	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Rhode Island	xx
IZJ2QSTZ4IF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx
HQGIF0CSATM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx
20MCNH1YP2P	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
ZGOMFDRKRLG	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
QZQOXBT51D1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
FNBMI31FILT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx
J0KAUC0ZZL0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
531BLXNEDSO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
HZIWSMF13LI	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx
2OM54MCE5GC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
CI4FYV00430	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
HYOO0UGC4BG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
QT5CMODUJIO	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
E5ATXLE3F3Y	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx
1ZMLIRNBESV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx
DDFDRQGKZ40	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
E1AFLANKHWZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
GOW15H1MARU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
F2R20MFJFNL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx
CB4VKYSKVPU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx
FRTFZYCBSIR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
WPVEIHTSKPG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
JAYHO0S1DXF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
KD00EOYTQUA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx
GOAI0WHPCVF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
BAWTOSGBZ34	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx
CAKX1KFDYP1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
QBKLE1MPY32	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
WIGI40PPFCN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
P3BDJVMERBF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
H5V34V2DEJO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
SW0BVS4TV0O	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
ZW0A1YJ4B3Y	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx
GYUNWRFYN1Y	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx
HI3VILPL0BR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
WFJGCSO0PLV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx
YOI0LE1UFRL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
RVV3G5LHFY1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx
UU5TW2SBYG2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
2LFSWWIL3W4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
VOWAA1YZV2G	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
1EXASPTTNW3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
KUZVWFTLQZS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
UAKEHO102NF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
5RROIZGEC2Z	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx
RX4PD45YJ4P	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
LW2VKK5TYGE	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
2J3BMG3DO0P	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
CLZ3BZGWGKR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
M4QHZQMGVVZ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx
XK3KBMWRX40	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
KCL4TI0YVC1	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
SR0SWODB3J2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx
S23RCAW0GQX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
FQ0SQ1SZOWT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
4RTV5BSD11L	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx
1PZPRNDLWBU	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
4K3F24VGCBY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
BUY5AZ33HOO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
44HDEVHXRUJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
Z0JZP3P4AY0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx
SYVHSMN0ONS	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
DGOSEHUCOLJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx
IOK420W5P1I	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
O51FUSZZGMV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
WOYJRXQSPGJ	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
YJD5UMXIYRS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx
U3YQ2MKJ3QJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
VE3UL1KWFV1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
QVD4HNX3JSD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Iowa	xx
E4VOEA0QCXI	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
BKSVIZPSBAG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
TL3FCVYSGRX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
XRNZ5T3GGSD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx
QBU3WI5NZDT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
BO43OI4KQH0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
TKLZBW3ZALM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
CO2C3U24HQG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
XCPEN4CKLFJ	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx
KWKMYO45ROO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
S0TXOB3ACTR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx
JFS3EJ3LM0L	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx
FZ3PNBREZHU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
UENGFWD02JC	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
IJ341MHUXW3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx
NP113ASN1SF	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx
ZSZMYEO3UPG	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
LHCL1TUC2QK	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx
M4V5FAHSSIR	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx
Y3JKIUSKEE1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
IBNSEDRY4UN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx
XDWGGFJTMBK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx
KIUBB1V4LFM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx
ATQMDL0JLAB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx
NJL5PYQLFI0	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
4V3CV5JEEVN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx
43YVC1P10YX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
E5IZUWL00XJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
OUDSM1L35PE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx
KP2WPKWZH3V	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
BOQSCONEIRN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx
LK2LUUWHXUN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
XMQEWUOZ3F1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
VM4HKP0JRHA	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx
IFSWDKBZTTH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
EQUJAN2HLU1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
MWMIPDRZHE3	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx
FNIJ01YXZ1L	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
E0IFOWDZOYQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx
ALTRO2JTIU4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
LVKIEAA2Y3N	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx
HCYWB3035EV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
OHENRFYYUTE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx
URDMBBVPGDJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx
SK4142Q5ZZL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx
C1ZJZCKEOTL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
SBC4KTNYAR3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
5B3UTDDHRBN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx
YNYEVJPLHQM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
Q23GRBL4BXL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx
SWDJWCFJAFQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Delaware	xx
WM0JQMMLYWM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
0B4CLZFOXXY	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
VXTWZARIIIT	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx
NRCCNRYNTAJ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
P3R1XWM5E1Y	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
EUWGDINM5F4	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx
JN13NESCUBF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
NBDTJGCBHB5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx
IHQ5ZSL2UOQ	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
MJTCD5URHN3	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
UYSQUH3PGAO	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx
X2CQDR4EYJ0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
3D3JAPDJJ4J	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
GSTKOTSYCOM	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx
QM5WYMT2NXO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx
C0Q4E33U5D2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx
SISR5RYJAL1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
U2LN41B4RLR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx
TZUY3G3BDZN	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx
DFMI4GHBDGX	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
NAIK0XEYNAW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
EA0XYHR04JE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
5J2LK24NBEH	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
2SWJHEODWBE	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx
EKC3WD5DQEA	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx
5CXZL0MB2SD	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx
0IH5MVS115Q	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx
JTOMD1MVHI3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx
4FFNNKH5KEY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx
TKH4QX2OQWX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx
D3VCSX2IML2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx
JTYIMMKOYFI	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx
XDHWXQQ3ZMP	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx
TE3RW5LLYGM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx
ADRTRXXZKFT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx
RH53EB1YXZW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Iowa	xx
LOY4YE4YXCX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx
JU33RKIXUHV	xx	xx	xx	xx	2104-044	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx
2SJB3HPJSD3	xx	xx	xx	xx	2104-044	xx	xx	xx	xx	xx	xx	xx	xx	xx
F5U3OZB3XSM	xx	xx	xx	xx	2104-044	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx
TQGLOEG1UQC	xx	xx	xx	xx	2104-044	xx	xx	xx	xx	xx	xx	xx	xx	xx
QKLREHP4ANF	xx	xx	xx	xx	2104-044	xx	xx	xx	xx	xx	xx	xx	xx	xx
HYLCV1MND11	xx	xx	xx	xx	2104-044	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx
5RF2ICRHGKD	xx	xx	xx	xx	2104-044	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx
KW24JAWWAIK	xx	xx	xx	xx	2104-044	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx
0EE05VYN02S	xx	xx	xx	xx	2104-044	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx
MTVFKQTOKDS	xx	xx	xx	xx	2104-044	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx
CLKLIM4O43H	xx	xx	xx	xx	2104-044	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx
FFCSOQ4UUZV	xx	xx	xx	xx	2104-044	xx	xx	xx	xx	xx	xx	xx	xx	xx
R0GX0XVMDLL	xx	xx	xx	xx	2104-044	xx	xx	xx	xx	xx	xx	xx	xx	xx
Y2WT4ALDXUF	xx	xx	xx	xx	2104-044	xx	xx	xx	xx	xx	xx	xx	xx	xx
5Y5HYOTEQHB	xx	xx	xx	xx	2104-044	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx
NLYKXPV0OBA	xx	xx	xx	xx	2104-044	xx	xx	xx	xx	xx	xx	xx	xx	xx
35VRG2GY033	xx	xx	xx	xx	2104-044	xx	xx	xx	xx	xx	xx	xx	xx	xx
W0TPSFWOGIP	xx	xx	xx	xx	2104-044	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx
ERHLCTMGBKE	xx	xx	xx	xx	2104-044	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx
C1ZO20SXNNR	xx	xx	xx	xx	2104-044	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx
T0SSNTQ4T4F	xx	xx	xx	xx	2104-044	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx
MNNGUTA4GTM	xx	xx	xx	xx	2104-044	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx
RGFG3ZPHV40	xx	xx	xx	xx	2104-044	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx

Loan Details
Original Lender	Loan Modified	Property Owner Same As Borrower	Chain of Assignment Complete	Current Lien Position	Judgment	Delinquent Tax	Total Tax	Last Payment	Foreclosure Case	Contested	Foreclosure Delay	Bankruptcy Chapter	Bankruptcy Case #	BK Cramdown	BK Reaffirmation	Original Loan Amount	I/O Interest Payment	Payment Amount per Note	Original Rate	Original Term	Amortized Term	Settlement Date	Disbursement Date	Cash Out Amount	Loan Type	Amortization Type	I/O Period	Loan Purpose	Original LTV	Original CLTV	ComplianceEase Doc Type	Mortgage Insurance Cert in File	MI Company	MI Cert #	MI Coverage Percentage	Borrower Monthly Income	Co-Borrower Monthly Income	Contract Sales Price	Property Type	Original Appraisal Date	Appraised Value	Occupancy (stated on 1003)	Flood Cert in File?	Life of Loan Flood Cert?	Property in a Flood Zone?	Borrower Original FICO	Co-Borrower Original FICO	DTI	Lien Position at Origination	Title Evidence	Senior Lien Amount	Junior Lien Amount	BK Filed Date, if applicable	Crammed UPB	First Payment Date of Cram	Cram Rate	Cram Term (entered as No. of months)	DOJ Lien on Borrower Indicator	DOJ Lien Matches Borrower SSN or Property Address	Senior Lien 1 FC Started Indicator TitleRvw	Senior Lien 2 FC Started Indicator TitleRvw	Lis Pendens lists/identifies lender/servicer/ or seller Senior Lien 1	Lis Pendens lists/identifies lender/servicer/ or seller Senior Lien 2	Lis Pendens lists/identifies lender/servicer/ or seller Junior Lien 1	Lis Pendens lists/identifies lender/servicer/ or seller Junior Lien 2	Lis Pendens lists/identifies lender/servicer/ or seller? Junior Lien 3	Litigation Indicated?	Litigation Last Date	Date of Last MOD	Principal Balance Stated in MOD	Deferred Balance (Mod)	MOD Original Rate	MOD Original P&I	MOD First Payment Date	Reason for MOD
								10/09/2025	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	XXXX	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								11/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/18/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025				Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/18/2025	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/29/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Unavailable	No	Dismissal	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Unavailable	Yes	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/22/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										Not Applicable	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Unavailable	Unavailable	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/15/2025	Unavailable	Unavailable	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								05/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/27/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/27/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Unavailable	No	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Unavailable	Unavailable	Unavailable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Unavailable	No	Court Delay	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Unavailable	No	Court Delay	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/17/2025	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/18/2025	Unavailable	No	Other	Chapter 13	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								06/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Unavailable	Not Applicable	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/14/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Unavailable	No	Court Delay	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								05/28/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	XXXX	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								06/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								08/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Not Applicable	No	TitleIssue	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/09/2025	Not Applicable	Not Applicable	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								05/23/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Unavailable	No	Unavailable	Chapter 7	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 12	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Unavailable	Yes	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/29/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Unavailable	No	TitleIssue	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	XXXX	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Unavailable	No	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/18/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								06/30/2025	Unavailable	No	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/01/2025	Not Applicable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	XXXX	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								04/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/09/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	XXXX	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								05/22/2025	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	XXXX	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/25/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Unavailable	No	Unavailable	Chapter 13	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Unavailable	No	Unavailable	Unavailable	XXXX	Not Applicable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	XXXX	Not Applicable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	XXXX	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Unavailable	Unavailable	Unavailable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								05/31/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	XXXX	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								06/30/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/09/2025	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								06/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Unavailable	No	Unavailable	Unavailable	XXXX	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Unavailable	No	Unavailable	Unavailable	Unavailable	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Unavailable	No	Unavailable	Chapter 13	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/01/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	XXXX	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	XXXX	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								06/02/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Yes							Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	XXXX	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/30/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								06/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								06/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/19/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	XXXX	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								06/30/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/30/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/31/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Unavailable	Unavailable	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								07/15/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/18/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	XXXX	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	XXXX	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/16/2025	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								06/12/2025	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/07/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								03/13/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/28/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/04/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	XXXX	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								08/12/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	XXXX	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Unavailable	No	Court Delay	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable				Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								06/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								08/26/2025	Unavailable	No	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025		No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										Unavailable	Unavailable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								05/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/21/2025	Unavailable	No	Modification/Short Sale Pending	Unavailable	XXXX	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								05/30/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/23/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/25/2025	Not Applicable	Not Applicable	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	XXXX	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/28/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								06/20/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Unavailable				Not Applicable							Unavailable	Unavailable						Unavailable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Unavailable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										Not Applicable	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/04/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Unavailable	No	Unavailable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								06/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/14/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/31/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Unavailable	Yes	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										Unavailable	Unavailable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Unavailable	No	Dismissal	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	XXXX	Not Applicable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								05/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/14/5025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	XXXX	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/03/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/03/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	XXXX	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Unavailable	No	Unavailable	Unavailable	Unavailable	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/27/2025	Unavailable	No	Unavailable	Chapter 7	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/18/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	No	Dismissal	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Unavailable	No	Missing Documents	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										Unavailable	Unavailable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/15/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								07/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								06/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/09/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								05/06/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/04/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/11/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/01/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/24/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										Yes	xx	Not Applicable
								09/24/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										Yes	xx	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/25/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										Yes	Unavailable	Not Applicable
								10/06/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/08/2025	Unavailable	Yes	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										Yes	xx	Not Applicable
								09/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										Yes	xx	Not Applicable
								08/07/2025	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/15/2025	Unavailable	No	FB/Workout	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										Yes	xx	Not Applicable
								07/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	Unavailable	Unavailable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Unavailable	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								08/30/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/02/2025	Unavailable	No	Dismissal	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										Yes	xx	Not Applicable
								09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								09/02/2025	Not Applicable	Yes	Bankruptcy Filing	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable										Yes	Not Applicable	Not Applicable
								09/15/2025	Unavailable	Yes	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										Yes	Unavailable	Not Applicable
								08/11/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Unavailable	No																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			XX/XX/XXXX	Unavailable	Unavailable	Unavailable	Unavailable										No	Not Applicable	Not Applicable
								09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable
								10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable																	Not Applicable				Not Applicable							Not Applicable	Not Applicable						Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable										No	Not Applicable	Not Applicable

General Comments				Missing Documents	Tape Discrepancies	Grading and Exceptions					ComplianceEase								Current Value Information				Credit History											Updated Credit Report Information
Title	Payment	Servicing	Mod Comments	Missing Documents	Tape Discrepancies	Guideline Grade (Non-ComplianceEase)	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions	TRID Tolerance	Additional Valuation #1	Additional Valuation #2	Unrepaired Property Damage	Property Damage Amount $	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Bankruptcy (Pre-Origination)	Bankruptcy Chapter	Bankruptcy Discharge Date	Mos Credit Reestablished	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Total Payments Revolving Debt	Total Payments Installment Debt	Borrower Updated FICO	Co-Borrower Updated FICO
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $533.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $533.10 with an interest rate of 7.100%. The current UPB reflected as per the payment history is xx and the deferred balance is $533.10.
As per the payment history, there is a large payment in the amount of $3,198.60 on xx/xx/2023. The comment dated xx/xx/2023 shows the amount received from borrower.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2021.
Unable to determine the RFD.
As per the servicing comment dated xx/xx/2023, the foreclosure was initiated in 2023 with the loan. As per the servicing comment dated xx/xx/2023, the foreclosure sale was scheduled for xx/xx/2023. The sale was cancelled due to reinstatement. As per servicing comment dated xx/xx/2024, the foreclosure file has been closed. No further information found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2025, the borrower has filed a claim for damages due to a tornado. The date of loss is xx/xx/2025. As per the comment dated xx/xx/2025, the loss draft check was received in the amount of xx. No further information regarding damage/repairs was found in the comments. The type of damage and amount are not available. Further details are not provided.
As per the tape, the subject property is owner-occupied
Foreclosure Comments:As per the servicing comment dated xx/xx/2023, the foreclosure was initiated in 2023 with the loan. As per the servicing comment dated xx/xx/2023, the foreclosure sale was scheduled for xx/xx/2023. The sale was cancelled due to reinstatement. As per servicing comment dated xx/xx/2024, the foreclosure file has been closed. No further information found.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the servicing comment dated xx/xx/2025, the borrower has filed a claim for damages due to a tornado. The date of loss is xx/xx/2025. As per the comment dated xx/xx/2025, the loss draft check was received in the amount of xx. No further information regarding damage/repairs was found in the comments. The type of damage and amount are not available. Further details are not provided.Subsequent comments do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,327.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $621.14 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx and there is deferred balance in the amount of $2,298.44.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The RFD is unable to be determined.
As per the seller’s tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $849.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $752.75 with an interest rate of 9.250%. The current UPB reflected as per the payment history is xx and the deferred balance is $5,640.61.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $5,640.61.
Unable to determine the reason for the default.
As per the tape, subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $968.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $481.88 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property occupancy is stated as an investor.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,561.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,561.58 with an interest rate of 5.950%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the loan was modified on xx/xx/2012.
The RFD is unable to be determined.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on 10/10/25 in the amount of $928.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $770.55 with an interest rate of 8.600%. The current UPB reflected as per the payment history is xx, and the deferred balance is $7,885.36.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details regarding the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,184.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,700.41 with an interest rate of 8.250%. The current UPB, as per the payment history, is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the comment dated xx/xx/2025, the reason for the default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,782.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,150.71 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, current occupancy is owner-occupied.
Unable to determine the RFD.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $669.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $437.77 with an interest rate of 3.375%. The current UPB, reflected as per the payment history, is xx. The deferred balance is xx.
Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
  Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2021
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025.The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,167.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,167.08 with an interest rate of 10.140%. The current UPB reflected as per the payment history is xx, and the deferred balance is $7,515.91.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,545.46 with an interest rate of 4.375%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller's tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,155.04 with an interest rate of 3.250%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,202.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $909.87 with an interest rate of 12.125%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,312.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2008.15 with an interest rate of 7.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The reason for default is unable to be determined.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,466.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,865.62 with an interest rate of 4.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
 As per the seller’s tape, the subject property is owner-occupied.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $512.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $463.76 with an interest rate of 10.950%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2025, the borrowers, xx, are deceased. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,998.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,563.62 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per tape, the subject property is stated as an investor.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from 08/28/224 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,945.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,553.92 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the occupancy of the subject property is stated as a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,692.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,825.53 with an interest rate of 7.500%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on 0xx/xx/2025 in the amount of $1,461.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $800.44 with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is occupied by unknown party.
The loan has not been modified since origination.
As per the comment dated xx/xx/2024, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2023, the FC was initiated on the loan. As per the comment dated xx/xx/2024, the foreclosure was closed. Further details not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2023, the FC was initiated on the loan. As per the comment dated xx/xx/2024, the foreclosure was closed. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,213.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,431.03 with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,408.95(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $850.46 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx and deferred balance xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025 The current UPB as per the tape is xx.
The reason for default is unable to be determined.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,590.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,778.74 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx. and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
As per the payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is curtailment of income.
The foreclosure was initiated on the loan. As per the servicing comment dated xx/xx/2024, the foreclosure file has been closed due to the loan reinstatement.
No post-close bankruptcy record has been found.
As per the seller’s tape, the loan was modified on xx/xx/2018.
As per the servicing comment dated xx/xx/2025, the subject property was damaged due to water, and the loss draft check was received in the amount of xx on xx/xx/2024. Unable to confirm the status of repairs. Further details are not provided. Subsequent comments do not show any damage.
As per the servicing comment dated xx/xx/2025, the subject property is occupied by an unknown party.
Foreclosure Comments:The foreclosure was initiated on the loan. As per the servicing comment dated xx/xx/2024, the foreclosure file has been closed due to the loan reinstatement. No further details have been found.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
* HOA/COA lien against property (Lvl 3)     "As per the servicing comment dated xx/xx/2024, there is an active HOA lien against the subject property in favor of xx., in the amount of xx."
* Large unexplained payment on the payment history (Lvl 3)     "The loan was originated on xx/xx/2008 with a loan amount of xx. PH shows a large transaction in the amount of xx on xx/xx/2024, which was applied for the due dates of xx/xx/2024 to xx/xx/2024. The collection comment dated xx/xx/2024 shows the funds received in the amount of xx for reinstatement. The current unpaid principal balance is xx."
								* The property has unrepaired damages (Lvl 3) "As per the servicing comment dated xx/xx/2025, the subject property was damaged due to water, and the loss draft check was received in the amount of xx on xx/xx/2024. Unable to confirm the status of repairs. Further details are not provided. Subsequent comments do not show any damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,606.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,076.13 with an interest rate of 7.157%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
 According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx.
 Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,782.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,247.22 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx, and the tape shows a deferred balance in the amount of xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the tape shows a deferred balance in the amount of xx.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2022.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the bankruptcy was filed on xx/xx/2023 with the case #XXXX. Unable to determine the chapter of bankruptcy. The case was dismissed on xx/xx/2023. No further details have been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2025, the bankruptcy was filed on xx/xx/2023 with the case #XXXX. Unable to determine the chapter of bankruptcy. The case was dismissed on xx/xx/2023. No further details have been found.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The comment history is missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,659.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,116.89 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy current.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is unemployment.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the borrower xx. The borrower did not list any property with a legal interest. Further details not provided.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2025, the borrower xx. The borrower did not list any property with a legal interest. Further details not provided.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,844.53 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $945.80 with an interest rate of 6.350%. The current UPB reflected as per the tape is xx, and the deferred balance is $8,029.78.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx, and the deferred balance is $8,029.78.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan has been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $933.25 with an interest rate of 5.570%. The current UPB reflected as per the tape data is xx. The tape data shows a deferral balance in the amount of xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per seller’s tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,633.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,420.51 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine RFD.
As per tape, the subject property is occupied by an unknown party.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024.The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from 0xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,967.46, which was applied for the due date of xx/xx/2025. The current P&I is $1,967.46 with an interest rate of 5.000%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,761.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,380.61 with an interest rate of 4.709%. The current UPB reflected as per the payment history is xx, and the deferred balance is $9,419.94.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,324.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,495.35 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,304.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $727.00 with an interest rate of 3.060%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the subject property needed repairs, as the trees fell on the roof and damaged it. No details are available regarding the cost of repair and the current condition of the subject property.
The loan has not been modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2005 with a loan amount of xx. The PH shows a large transaction from xx/xx/2023 to xx/xx/2023 in the total amount of $8,803.33, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx."
								* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2024, the subject property needed repairs, as the trees fell on the roof and damaged it. No details are available regarding the cost of repair and the current condition of the subject property. CC does not show damages."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,115.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,375.90 with an interest rate of 7.375%. The current UPB reflected as per the tape is xx

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the loan was modified on xx/xx/2023.
As per the comment dated xx/xx/2024, the reason for default is the death of a family member.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2023, the loan modification has been completed with the UPB of xx at the rate of interest of 7.375%, and the new P&I will be $1375.90. The deferred balance is $4,661.
As per the comment dated xx/xx/2023, the motion to vacate final judgment was entered, and the writ of execution was drafted and e-filed with the court. Further details are not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2023, the motion to vacate final judgment was entered, and the writ of execution was drafted and e-filed with the court. Further details are not provided.
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* Recent Foreclosure Sale - Need Update (Lvl 4) "As per the comment dated 11/08/2023, the motion to vacate final judgment was entered, and the writ of execution was drafted and e-filed with the court. Further details are not provided. Subsequent comments are missing. Loan is current and may have been reinstated."	* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The comment history is missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,272.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,586.21 with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comments dated xx/xx/2025, the RFD is excessive obligations.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $530.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $530.25 with an interest rate of 6.250%. The current UPB is xx. As per the tape, the deferred balance is $6,379.05.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. As per the tape, the deferred balance is $6,379.05.
Unable to determine the reason for the default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $636.49 with an interest rate of 3.250%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller's tape, the subject property is stated as a second home.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $982.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $658.82 with an interest rate of 10.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,716.65.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,716.65.
As per the tape data, the loan was modified.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for the default.
No comments have been found regarding the foreclosure or bankruptcy.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $697.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $240.88, with an interest rate of 5.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the RFD is an excessive obligation.
As per the comment dated xx/xx/2025. The subject property is occupied by an unknown party.
As per tape data, the loan was modified on xx/xx/2023.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,460.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,150.72 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The RFD is unable to be determined.
As per the seller’s tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,768.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,776.05 with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,376.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,031.57 with an interest rate of 5.130%. The current UPB reflected is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
As per comment dated xx/xx/2023, RFD was payment dispute.
As per the seller’s tape, the loan was modified on xx/xx/2016.
As per the comment dated xx/xx/2023, the subject property is occupied by unknown party.
As per the comment dated xx/xx/2021, the foreclosure was initiated on the loan in 2021. As per the comment xx/xx/2023, the FC was put on hold due to loss mitigation. Further details not provided.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2021, the foreclosure was initiated on the loan in 2021. As per the comment xx/xx/2023, the FC was put on hold due to loss mitigation. Further details not provided.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2008 with a loan amount of xx. The PH shows a large transaction on xx/xx/2023 in the total amount of xx, which was applied for the due dates of xx/xx/2021 to xx/xx/2023. PH shows another large transaction of principal payment other than the P&I on xx/xx/2023 in the amount of xx. The current UPB is xx. As per the collection comments dated xx/xx/2023 and xx/xx/2023, the funds were received through HAF."
								* Written or verbal dispute (Lvl 3) "As per comment dated xx/xx/2023, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,797.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,071.35 with an interest rate of 4.875%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine RFD.
As per the seller’s tape, the loan was modified on xx/xx/2017.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the foreclosure was initiated and was on hold till xx/xx/2024. As per the comment dated xx/xx/2024, the foreclosure was closed. Further details not provided.
As per the comment dated xx/xx/2023, bankruptcy chapter 13 was filed with case #xx
As per the comment dated xx/xx/2023, the POC was filed on xx/xx/2023.  As per the comment dated xx/xx/2024, the bankruptcy case was discharged on xx/xx/2024 and closed on xx/xx/2024. Further details not provided.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated and was on hold till xx/xx/2024. As per the comment dated xx/xx/2024, the foreclosure was closed. Further details not provided.
Bankruptcy Comments:As per the comment dated xx/xx/2023, bankruptcy chapter 13 was filed with case xx.
As per the comment dated xx/xx/2023, the POC was filed on xx/xx/2023.  As per the comment dated xx/xx/2024, the bankruptcy case was discharged on xx/xx/2024 and closed on xx/xx/2024. Further details not provided.
					xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,010.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $719.19 with an interest rate of 6.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,621.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,884.09 with an interest rate of 10.750%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,321.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,635.15 with an interest rate of 3.370%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the RFD is curtailment of income.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $777.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $309.67 with an interest rate of 6.000%. The current UPB, as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the reason for the default is excessive obligations.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,694.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,694.88 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB as per the payment history is xx.
Unable to determine the reason for the default.
 As per the seller’s tape, the property occupancy is stated as an investor.
No details regarding damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The subject mortgage was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025 and xx/xx/2025. The collection comments are missing from 0xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,625.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,319.37 with an interest rate of 5.500%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape, the loan was modified on xx/xx/2021.
As per the comment dated xx/xx/2024, the trial plan was offered to the borrower, which was effective from xx/xx/2024 to xx/xx/2025 for the amount of $3,659.86.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $655.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $655.26 with an interest rate of 8.587%. The current UPB reflected as per the payment history is xx and deferred balance is $4,947.11.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx.
The RFD is unable to be determined.
As per the seller’s tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The occupancy is unable to be determined.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, for xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for one month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,209.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $922.92 with an interest rate of 8.690%. The current UPB reflected as per the payment history is xx. The deferred balance is $8,585.14.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for one month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,156.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $859.54 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $414.89 with an interest rate of 2.875%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,294.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $705.46 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
No foreclosure activity has been found.
As per the servicing comment dated xx/xx/2024, the borrower filed for bankruptcy under Chapter 13 with xx. As per the servicing comment dated xx/xx/2025, the bankruptcy is still active. Further detail not provided.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per the servicing comment dated xx/xx/2023, the subject property is occupied by an unknown party.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the servicing comment dated xx/xx/2024, the borrower filed for bankruptcy under Chapter 13 with case xx. As per the servicing comment dated xx/xx/2025, the bankruptcy is still active. Further detail not provided.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $572.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $572.86 with an interest rate of 8.875%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,231.24.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,231.24.
Unable to determine the reason for the default.
As per the tape, the loan was modified on xx/xx/2020.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, for xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."	* Delinquent Taxes (Lvl 2) "As per the comment dated 07/31/2025, the city/school taxes for 2024 are delinquent in the amount of $1.03. Further details are not provided."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,392.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,392.20 with an interest rate of 8.040%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB as per the tape is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
  As per the tape, the loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2006 with a loan amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of $8353.20, which was applied for the due dates of xx/xx/2025 to xx/xx/2025. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,277.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,218.27 with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the occupancy of the subject property is stated as an investor.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,345.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $605.20 with an interest rate of 4.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to the payment history, as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the comment dated xx/xx/2024, the property is damaged due to storm. Unable to determine the current status of repairs. Further details are not provided.
As per the seller’s tape, the loan was modified on xx/xx/2022.
As per the collection comment dated xx/xx/2024, the foreclosure was initiated on xx/xx/2024. As per the collection comment dated xx/xx/2024, the foreclosure has been closed. Further details not provided.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
Foreclosure Comments:As per the collection comment dated xx/xx/2024, the foreclosure was initiated on xx/xx/2024. As per the collection comment dated xx/xx/2024, the foreclosure has been closed. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2024, the property is damaged due to storm. Unable to determine the current status of repairs. Further details are not provided. Subsequent comments do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,641.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,333.82 with an interest rate of 8.880%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,621.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,702.47 with an interest rate of 4.500%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the comment dated xx/xx/2024, the reason for default is illness of the borrower.
As per comment dated xx/xx/2024, the subject property is non- owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,767.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,071.20 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per tape data, the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2025, bankruptcy was filed under chapter 7 and was discharged. Further details not provided.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the collection comment dated xx/xx/2025, bankruptcy was filed under chapter 7 and was discharged. Further details not provided.			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the collection comment dated xx/xx/2025, the roof of the subject property was damaged on xx/xx/2024. The borrower received a claim check in the amount of $8,958.80. No comments have been found regarding repair completion. Subsequent CCS does not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,895.07 with an interest rate of 3.000%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $1,895.07 with an interest rate of 3.000%. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the RFD.
As per the seller’s tape, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 4) "The subject property is located in the State of CA in XXXX, and the property address is XXXX. The property is located in a FEMA-designated disaster area that was declared for a severe wildfire and straight-line winds on 1/7/2025. Subsequent CCs are missing."	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024 and xx/xx/2024 to xx/xx/2024. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,177.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $756.75 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,111.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $221.51 with an interest rate of 4.565%. The current UPB reflected as per the payment history is xx and the deferred balance is in the amount of $3,650.29.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is in the amount of $3,650.29.
As per the comment dated xx/xx/2025, the RFD is excessive obligation.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent with the loan for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $315.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $243.40 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to the tape as of xx/xx/2025, the borrower has been delinquent for one month, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is xx.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2023, the RFD is an excessive obligation.
As per the comment dated xx/xx/2025, the subject property was damaged due to a storm. No comments have been found regarding the estimated cost of repair and repair completion. Further details not provided.
As per the seller’s tape data, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2025, the subject property was damaged due to a storm. No comments have been found regarding the estimated cost of repair and repair completion. Further details not provided. Subsequent comments do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,711.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,001.70 with an interest rate of 4.980%. The current UPB reflected as per the payment history is xx and the deferred balance xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller tape, the property is owner occupied.
The RFD is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2016.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The comments are missing from xx/xx/2024 to xx/xx/2024 and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,485.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,035.13 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is payment dispute.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."
								* Written or verbal dispute (Lvl 3) "As per the collection comment dated xx/xx/2025, there is a payment dispute. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,507.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,111.80 with an interest rate of 11.750%. The current UPB reflected as per the payment history is xx and deferred balance is $3,335.40.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $521.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $335.70 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
According to the servicing comment dated xx/xx/2025, the reason for the default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, for xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,020.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,104.14 with an interest rate of 7.387%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per tape data, the subject property is owner-occupied.
As per collection comment dated xx/xx/2023, the loan was modified on xx/xx/2023. The new UPB is xx, the new interest rate is 7.375%, the new P&I is $3,104.14 and the given balloon payment is xx. Further details not provided.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,970.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,331.17 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx. As per the comments dated xx/xx/2024, xx/xx/2024, xx/xx/2024, xx/xx/2024, xx/xx/2024, and xx/xx/2024, the payments made in the month of May 2024 were borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,144.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $845.90 with an interest rate of 7.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the occupancy of the subject property is stated as a second home.
As per the collection comment dated xx/xx/2024, the borrower xx is deceased. Further details are not provided.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Deceased Borrower(s) (Lvl 3) "As per the collection comment dated xx/xx/2024, the borrower xx is deceased. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,292.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $704.95 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx and the deferred balance is $1,012.83.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2023, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, the RFD is illness to the borrower.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,307.56 with an interest rate of 6.000%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller's tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and for xx/xx/2024. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,847.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,924.02 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,364.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,364.33 with an interest rate of 7.150%. The current UPB reflected as per the payment history is xx, and the deferred balance is $9,276.58.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB as per the payment history is xx.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $417.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $417.45 with an interest rate of 10.700%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,958.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,906.59 with an interest rate of 7.130%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the RFD is mortgagor death.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2023.
As per the comment dated xx/xx/2023, the foreclosure was initiated. The hearing was scheduled for xx/xx/2024. As per the comment dated xx/xx/2024, the foreclosure was placed on hold due to modification. As per the comment dated xx/xx/2024, the foreclosure was closed on xx/xx/2024. Further details not provided.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2024, the subject property is occupied by unknown party.
Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated. As per the comment dated xx/xx/2024, the foreclosure was closed on xx/xx/2024 due to modification. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2024, the borrower xx is deceased. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,320.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,320.49 with an interest rate of 7.250%. The current UPB is xx and the deferred balance is $9,942.74.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
According to the” xx”, the borrower, xx, filed for bankruptcy under Chapter 13 with the case xx. The Chapter 13 plan was filed on xx. As per comment dated xx/xx/2017, the bankruptcy was discharged on xx/xx/2017. Further details not found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:According to the” xx”, the borrower, XXXX, filed for bankruptcy under Chapter 13 with the case xx. The Chapter 13 plan was filed on xx/xx/2012. As per comment dated xx/xx/2017, the bankruptcy was discharged on xx/xx/2017. Further details not found.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $896.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $639.73 with an interest rate of 6.050%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,588.91.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $561.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $561.31 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The RFD is unable to be determined.
As per the seller’s tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $3,797.67 with an interest rate of 5.880%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $953.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $458.41 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023, and the complaint was filed on xx/xx/2023. As per the comment dated xx/xx/2024, the sale is scheduled for xx/xx/2024. As per the comment dated xx/xx/2024, the sale was cancelled and foreclosure was closed due to HAF. Further details not provided.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2024, the reason for default is excessive obligations.
As per the collection comment dated xx/xx/2024, the subject property is occupied by unknown party.
Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023, and the complaint was filed on xx/xx/2023. As per the comment dated xx/xx/2024, the sale is scheduled for xx/xx/2024. As per the comment dated xx/xx/2024, the sale was cancelled and foreclosure was closed due to HAF. Further details not provided.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, for xx/xx/2025, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2009 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. As per the collection comment dated xx/xx/2024, shows the HAF funds were received."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $607.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $532.01 with an interest rate of 3.890%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2012.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, for xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $454.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $404.52 with an interest rate of 9.890%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025. The borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
According to the servicing comment dated xx/xx/2025, the reason for the default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,168.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,045.05 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is stated as a second home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,172.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,753.83 with an interest rate of 5.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available for xx/xx/2023, for xx/xx/2023, from xx/xx/2024 to xx/xx/2025, and for xx/xx/2025. The comment history is missing from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2023, and from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,921.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,220.68 with an interest rate of 3.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
Unable to determine the reason for the default.
As per the seller's tape, the loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,597.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,128.02 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
As per the comment dated xx/xx/2025, the repayment plan was approved for 5 months in the amount of xx.
No information has been found related to damage or repairs.
As per tape, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $2,760.49 with an interest rate of 2.950%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $474.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $474.00 with an interest rate of 10.02%. The current UPB reflected as per the payment history is xx and deferred balance is $1,882.93.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The comment history is missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."
								* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2024, the co-borrower, xx, was deceased. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,649.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,765.40 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the collection comment dated xx/xx/2025, the RFD is curtailment of income.
As per the comment dated xx/xx/2024, the subject property is occupied by unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2016.
As per the comment dated xx/xx/2022, the foreclosure was initiated on the loan in 2022. The complaint was filed on xx/xx/2022. As per the comment dated xx/xx/2024, the foreclosure was closed as the loan was reinstated.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2022, the foreclosure was initiated on the loan in 2022. The complaint was filed on xx/xx/2022. As per the comment dated xx/xx/2024, the foreclosure was closed as the loan was reinstated.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2006 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. As per the collection comment dated xx/xx/2024, the loan is reinstated."
								* The foreclosure is contested by Borrower/ interested party (Lvl 3) "As per the comment dated xx/xx/2023, the contested matter was filed on xx/xx/2023. As per the comment dated xx/xx/2023, the contested matter is still active. As per the comment dated xx/xx/2023, the reason for the contest is lack of standing. No further details are available. Downgraded to LVL3 as FC was closed and the loan was reinstated on 1/17/24."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is 2 months delinquent with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,371.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $796.10 with an interest rate of 6.690%. The current UPB is xx and the deferred balance is $1,997.61.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower is 2 months delinquent with the loan, and the next due date is xx/xx/2025. The current UPB is xx and the deferred balance is $1,997.61.
Unable to determine the RFD.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the seller's tape data, the loan was modified.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2023, the FC was initiated on the loan. As per the comment dated xx/xx/2024, the complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2024, the FC was dismissed on 0xx/xx/2024 due to reinstatement.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2023, the FC was initiated on the loan. As per the comment dated xx/xx/2024, the complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2024, the FC was dismissed on 0xx/xx/2024.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2004 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of $8,417.52, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. As per the comment dated xx/xx/2024, the loan was reinstated."	* Foreclosure case has been dismissed (Lvl 2) "As per the comment dated 12/27/2023, the FC was initiated on the loan. As per the comment dated 1/22/2024, the complaint was filed on 01/18/2024. As per the comment dated 3/21/2024, the FC was dismissed on 03/21/2024 due to reinstatement."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $544.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $544.44 with an interest rate of 7.380%. The current UPB reflected as per the payment history is xx and the deferred balance is $8,354.03.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:According to the comment dated xx/xx/2023, the borrower filed bankruptcy under Chapter 7 with the case #XXXX. The BK was discharged on xx/xx/2023.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received is xx/xx/2025 in the amount of $1,909.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,283.06 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
According to the collection comment dated xx/xx/2025, the property is occupied by an unknown party.
Unable to determine the RFD.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $908.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $705.04 with an interest rate of 12.170%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the tape, the loan was modified on xx/xx/2018.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,873.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,468.88 with an interest rate of 6.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
According to the servicing comment dated xx/xx/2023, there was a payment dispute. Further details not provided.
The foreclosure was initiated on the loan in 2019. The foreclosure sale was scheduled on xx/xx/2019. As per comment dated xx/xx/2023, the FC is put on hold due to loss mitigation. Further details not provided.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2019. The foreclosure sale was scheduled on xx/xx/2019. As per comment dated xx/xx/2023, the FC is put on hold due to loss mitigation. Further details not provided.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2024."
* Large unexplained payment on the payment history (Lvl 3)     "The loan was originated on xx/xx/2009 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the amount of xx, which was applied for the due dates from xx/xx/2023 to xx/xx/2024. The current UPB is xx. Treating as BWR payment based on PH and amount."
								* Written or verbal dispute (Lvl 3) "According to the servicing comment dated xx/xx/2023, there was a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,049.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,404.95 with an interest rate of 9.150%. The current UPB reflected as per the payment history is xx and deferred balance is $5,853.34.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and deferred balance is $5,853.34.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,926.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,122.17 with an interest rate of 7.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is one month delinquent with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $790.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $379.90 with an interest rate of 6.250%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower is delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
As per comment dated xx/xx/2025, the RFD is excessive obligation.
As per the seller’s tape, the loan was modified on xx/xx/2021.
As per comment dated xx/xx/2025, the subject property is occupied by unknown party.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,945.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,456.12 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $808.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $570.06 with an interest rate of 3.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025 and xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $872.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $582.79 with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2020.
According to the collection comment dated xx/xx/2024 reason for default is excessive obligation.
According to the collection comment dated xx/xx/2024 current occupancy is occupied by unknown party.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $902.92 with an interest rate of 3.125%. The current UPB as per the tape is xx and deferred balance is $6,993.97.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to the tape as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB as per the tape is xx and deferred balance is $6,993.97.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $221.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $221.37 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $456.08, which was applied for the due date of xx/xx/2025. The current P&I is $456.08 with an interest rate of 5.241%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,592.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,594.67 with an interest rate of 3.880%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
As per the comment dated xx/xx/2024, the reason for default is borrower's death.
As per the comment dated xx/xx/2023, the subject property is occupied by unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."
								* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2024, the borrower, xx, is deceased. Further details are not available."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,143.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $769.89 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
According to the servicing comment date of xx/xx/2025, the reason for the default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,341.85 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $990.23 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
According to the servicing comment dated xx/xx/2024, the reason for the default is a payment dispute.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."
								* Written or verbal dispute (Lvl 3) "According to the servicing comment dated xx/xx/2024, there is a payment dispute. Further details not found."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,387.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,202.17 with an interest rate of 8.740%. The current UPB reflected as per the payment history is xx and the deferred balance is $7,557.43.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
As per the tape data, the subject property is owner-occupied.
 As per tape data, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $914.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $652.56 with an interest rate of 7.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property occupancy is stated as an investor.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine RFD.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $905.36(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $632.73 with an interest rate of 7.00%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $905.36(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $632.73 with an interest rate of 7.00%. The current UPB reflected as per the payment history is xx.
The reason for default is unable to be determined.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape, the loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,175.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,547.34 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,357.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $990.09 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
The RFD is unable to be determined.
As per the seller’s tape, the property is owner occupied.
As per the comment dated xx/xx/2024, the subject property was damaged due to fire. No comments have been found regarding the estimated cost to repair the damages or completion of the repairs. Subsequent comments do not show damage.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2024, the subject property was damaged due to fire. The cost to cure the damage is not available. Subsequent comments do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $904.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $702.30 with an interest rate of 10.518%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for default is borrower's illness.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,968.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,411.71 with an interest rate of 8.990%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,429.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $918.65 with an interest rate of 6.380%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,472.27 with an interest rate of 5.000%. The current UPB reflected as per the tape is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape is xx.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,280.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,561.44 with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,226.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,226.58 with an interest rate of 8.290%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2024, the reason for the default is curtailment of income.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the loan modification was completed on xx/xx/2024.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,022.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,022.38 with an interest rate of 7.440%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,366.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,034.22 with an interest rate of 6.625%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,531.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,510.92 with an interest rate of 7.800%. The current UPB is xx and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
As per tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $627.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $625.70 with an interest rate of 10.097%. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,754.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,651.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,005.40 with an interest rate of 10.625%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2023, the loan was modified on xx/xx/2024. As per the modified term, the new principal balance is xx and the maturity date is xx/xx/2064.
As per the servicing comment dated xx/xx/2023, the reason for default is curtailment in income.
As per the servicing comment dated xx/xx/2024, the property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $921.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $687.33 with an interest rate of 9.800%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,406.26.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,949.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,649.31 with an interest rate of 10.454%. The current UPB reflected as per the payment history is $xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
According to the servicing comment dated xx/xx/2025, the RFD is excessive obligation.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2006 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. As per the collection comment dated xx/xx/2024, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,053.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $775.89 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $791.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $513.56 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx and the deferred balance is $4,289.24.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $4,289.24.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,597.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,154.56 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. No details pertaining to the damage to the subject property have been observed. Unable to determine the reason for the default. As per the tape data, the subject property is owner-occupied. As per the tape data, the loan was modified on xx/xx/2023. No foreclosure activity has been found. No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $860.78, which was applied for the due date of xx/xx/2025. The current P&I is $860.78 with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the collection comment dated xx/xx/2025, the RFD is a payment dispute.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,176.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $725.94 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
  As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,114.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,248.19 with an interest rate of 13.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The loan was modified on xx/xx/2017.
As per the servicing comment dated xx/xx/2025, the reason for the default is curtailment of income.
As per the servicing comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the servicing comment dated xx/xx/2025, the borrower is on a repayment plan for 5 months from xx/xx/2025 to xx/xx/2026 in the amount of $3,146.21.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,252.55 (PITI), which was applied for the due date of 0xx/xx/2025. The current P&I is $1,150.15 with an interest rate of 7.210%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the occupancy of the subject property is stated as a second home.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,605.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $825.12 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $421.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $267.59 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx, with deferred amount of $3,999.76.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $945.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $374.34 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is $9,356.00.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
  As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
  No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $838.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $542.56 with an interest rate of 5.000%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $893.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $893.18 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB as per the payment history is xx.
  Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2008.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2023, the borrower, "xx," was deceased, and the death certificate was received on xx/xx/2023. Further details not available."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,099.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $379.91 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx and deferred balance is $5,090.59.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and deferred balance is $5,090.59.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $595.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $352.60 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, and xx/xx/2024 to xx/xx/2024, for xx/xx/2024, for xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, 1xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $967.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $636.41 with an interest rate of 5.250%. The current UPB is xx and the deferred balance $2,679.26.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2011.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $607.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $322.33 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is occupied by an investor.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,600.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $766.56 with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,058.93, which was applied for the due date of xx/xx/2025. The current P&I is $2,058.93 with an interest rate of 8.240%. The current UPB reflected as per the payment history is xx, and the deferred balance is $9,049.22.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,674.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,384.12 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, for xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,424.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,905.32 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated 0xx/xx/2025, the reason for default is excessive obligation.
As per the collection comment dated xx/xx/2024, the borrower's income was impacted by Covid-19. Further details are not available.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Borrower's Income is impacted by Covid-19 (Lvl 3) "As per the collection comment dated xx/xx/2024, the borrower's income was impacted by Covid-19. Further details are not available."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,312.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $840.56 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,909.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,909.37 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
According to collection comment dated xx/xx/2025, the RFD is excessive obligation.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on 0xx/xx/2025 in the amount of $1,598.41, which was applied for the due date of xx/xx/2025. The current P&I is $1,598.41 with an interest rate of 5.971%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the RFD is servicing problems.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,850.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,040.38 with an interest rate of 5.950%. The current UPB is xx, and the deferred balance is $4,194.24.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,207.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $791.52 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2025, the borrower, xx was deceased."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $579.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $310.29 with an interest rate of 3.750%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $678.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $366.94 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collections.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per comment dated xx/xx/2025, the RFD is curtailment of income.D
As per comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,212.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $603.78 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,090.90.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
As per comment dated xx/xx/2023, the RFD is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,462.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,885.54 with an interest rate of 3.375%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, reflected as per the payment history, is xx.
Unable to determine the reason for the default.
As per the seller’s tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,487.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,176.78 with an interest rate of 7.500%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,742.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,279.78 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the collection comment dated xx/xx/2024, the subject property is non-owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, from xx/xx/2023 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,336.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,336.89 with an interest rate of 7.240%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,019.00 with an interest rate of 5.130%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023 and from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $938.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $605.08 with an interest rate of 9.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the RFD is an excessive obligation.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
 No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $591.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $395.68 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx and the deferred balance is $365.55.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2024, the reason for default is illness of borrower's family member.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per seller’s tape data, the loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Delinquent Taxes (Lvl 3) "As per the collection comment dated xx/xx/2024, the annual county and town taxes for 2023 have been delinquent in the total amount of $616.73."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $523.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $394.25 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected in the payment history is xx.
Unable to determine the reason for the default.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2012.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, bankruptcy was filed under Chapter 13 with the case on xx/xx/2019. The POC was filed on xx/xx/2019. The chapter 13 plan filed on xx/xx/2019 was confirmed on xx/xx/2019. There is no comment indicating a cramdown. As per the comment dated xx/xx/2024, BK was discharged on xx/xx/2024. Further details are not available.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2024, bankruptcy was filed under Chapter 13 with the case #xx on xx/xx/2019. The POC was filed on xx/xx/2019. The chapter 13 plan filed on xx/xx/2019 was confirmed on xx/xx/2019. There is no comment indicating a cramdown. As per the comment dated xx/xx/2024, BK was discharged on xx/xx/2024. Further details are not available.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $595.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $409.62 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $847.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $533.58 with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $893.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $657.04 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
As per the tape, the subject property is occupied by unknown party.
As per the comment dated xx/xx/2025, the RFD is mortgagor death.
No details pertaining to the damage to the subject property have been observed.
As per seller’s tape, the loan was modified on xx/xx/2008.
As per the comment dated xx/xx/2024, the borrower was deceased.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2025, the borrower is deceased. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of$1,948.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,591.00 with an interest rate of 9.750%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
According to the servicing comment dated xx/xx/2025, the RFD is curtailment of income.
As per the seller’s tape, the property occupancy is stated as an investor.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,820.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,270.68 with an interest rate of 7.010%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for the default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,045.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,518.84 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per comment dated, the reason for default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $761.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $621.80 with an interest rate of 9.350%. The current UPB is xx and the deferred balance is $1,641.20.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2007.
Unable to determine the RFD.
As per tape, the subject property is owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,345.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $471.24 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
According to the collection comment dated xx/xx/2025 reason for default is illness of borrower family.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $665.53, which was applied for the due date of xx/xx/2025. The current P&I is $665.53 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,515.88.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,099.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $605.23 with an interest rate of 6.441%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the subject property is occupied by unknown party.
As per the comment dated xx/xx/2025, the RFD is an excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
As per the comment dated xx/xx/2023, the borrower filed bankruptcy under chapter 13 with the case#XXXX on xx/xx/2023. The BK was discharged on xx/xx/2024.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2023, the borrower filed bankruptcy under chapter 13 with the case#XXXX on xx/xx/2023. The BK was discharged on xx/xx/2024.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $754.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $390.26 with an interest rate of 6.625%. The current UPB, as per the payment history, is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2023.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,035.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $516.00 with an interest rate of 3.380%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2024, the borrower filed bankruptcy with case #19-33634 under chapter 13 on xx/xx/2019. The POC was filed on xx/xx/2020, and the arrearage amount is xx. The plan was confirmed on xx/xx/2020. The motion for relief was filed on xx/xx/2020, and the post-petition due date is xx/xx/2024. The BK was discharged on xx/xx/2024.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the collection comment dated xx/xx/2024, the borrower filed bankruptcy with case #xx under chapter 13 on xx/xx/2019. The POC was filed on xx/xx/2020, and the arrearage amount is xx. The plan was confirmed on xx/xx/2020. The motion for relief was filed on xx/xx/2020, and the post-petition due date is xx/xx/2024. The BK was discharged on xx/xx/2024.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $5,418.94 with an interest rate of 6.125%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
The reason for default is unable to be determined.
As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2024, the bankruptcy under chapter 13 with case #XXXX was terminated on xx/xx/2024. Further details not provided.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the collection comment dated xx/xx/2024, the bankruptcy under chapter 13 with case #xx was terminated on xx/xx/2024. Further details not provided.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,109.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $626.96 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
As per the tape, the loan was modified on xx/xx/2017.
As per the comment dated xx/xx/2024, the subject property was damaged due to hail on xx/xx/2024. The claim has been received from XXXX for $9,397.63. Unable to determine the actual repair cost. Unable to determine if the repairs are completed or not. No further details have been provided.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2024, the subject property was damaged due to hail on xx/xx/2024. The claim has been received from XXXX for $9,397.63. Subsequent comments do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,699.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,699.22 with an interest rate of 7.780%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,007.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,154.83 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,464.49.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2019.
Unable to determine RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received was on xx/xx/2025 in the amount of $3,046.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,326.60 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per collection comment dated xx/xx/2023, the borrower's income was impacted by covid-19.
As per the seller’s tape, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,646.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,059.80 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2023, the roof of the subject property was damaged. The amount is not available. Further details are not provided. Subsequent comments do not show any damage.
As per the seller’s tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
According to the collection comments, borrower XXXX was decease on xx/xx/2022.
As per tape, current occupancy is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,480.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,281.38 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the loan was modified on xx/xx/2022.
As per tape, current occupancy is owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received is xx/xx/2025 in the amount of $726.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $726.75 with an interest rate of 7.040%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2024 RFD is illness of borrower's family.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the loan was modified on xx/xx/2018.
As per tape, the subject property current occupancy is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,040.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,040.61 with an interest rate of 12.430%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the loan was modified.
As per tape, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,071.58, which was applied for the due date of xx/xx/2025. The current P&I is $1,459.18 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,266.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $851.25 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the loan was modified on xx/xx/2024.
As per the tape, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, RFD is excessive obligation.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $852.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $442.96 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
According to the collection comment dated xx/xx/2023, the referral for auction and foreclosure was put on hold due to the loss mitigation plan being completed.
As per the seller’s tape the loan was modified on xx/xx/2020.
No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.
As per comment dated xx/xx/2025, RFD is curtailment of income.
As per collection comment dated xx/xx/2023 property is occupied by unknown.
Foreclosure Comments:According to the collection comment dated xx/xx/2023, the referral for auction and foreclosure was put on hold due to the loss mitigation plan being completed.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,720.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,031.13 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,679.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,449.40 with an interest rate of 7.850%. The current UPB is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $558.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $419.69 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property occupancy is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,398.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $886.21 with an interest rate of 5.730%. The current UPB reflected as per the payment history is xx and deferred balance is $2308.28.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and deferred balance is $2308.28.
As per the seller’s tape, the loan not was modified.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,283.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,715.04 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,001.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $568.81 with an interest rate of 5.730%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the loan was modified on xx/xx/2011.
As per the tape, the subject property is owner-occupied.
According to the collection comments dated xx/xx/2024, the RFD is Illness of borrower and the family.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments is available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments is missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $859.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $703.29 with an interest rate of 7.350%. The current UPB reflected as per the payment history is xx and deferred balance is $2,471.62.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received was on xx/xx/2025 in the amount of $4,296.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,296.50 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the seller’s tape, the subject property is owner occupied.
Unable to determine the RFD.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,650.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,365.00 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
As per the tape, the subject property is owner-occupied.
As per collection comment dated xx/xx/2025, the RFD is an excessive obligation.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,701.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,784.86 with an interest rate of 6.510%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has been modified once since origination and the loan was modified on xx/xx/2023.
According to the collection comment dated xx/xx/2023, the bankruptcy case is dismissed with the case no. #22-11839. Further details not provided.
As per the tape, the subject property is owner-occupied.
As per collection comment dated xx/xx/2023 RFD is excessive obligation.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case xx on xx/xx/2022. The BK was dismissed. Further details not provided.
		Debtor, plan treatment: retain, modified/amended/confirmed terms: $1341.07 for 31 months, beginning April 2025. Plan payments will change to $1307.00 for 29 months.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,275.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,061.69 with an interest rate of 4.250%. The current UPB, as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,392.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,055.35 with an interest rate of 7.880%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received was on xx/xx/2025 in the amount of $1,313.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,313.15 with an interest rate of 9.150%. The current UPB reflected as per the payment history is xx, and the deferred balance is $7,065.70.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,184.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $786.62 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,623.94.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,701.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,525.33 with an interest rate of 6.990%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is stated as secondary home.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent with the loan for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,679.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,774.84 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower has been delinquent with the loan for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $2,882.24 with an interest rate of 3.625%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $3,689.16 with an interest rate of 5.500%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx, and the deferred balance is xx.
Unable to determine the reason for the default.
As per the seller's tape data, the loan was modified on xx/xx/2021.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No comments have been found regarding the foreclosure and bankruptcy.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,363.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $893.09 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2018.
As per the comment dated xx/xx/2023, bankruptcy was filed on xx/xx/2023, and the Chapter 13 plan is confirmed. The post-petition was filed on xx/xx/2023. Further details are not provided.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2023, bankruptcy was filed on xx/xx/2023, and the Chapter 13 plan is confirmed. The post-petition was filed on xx/xx/2023. Further details are not provided.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received was on xx/xx/2025 in the amount of $1,352.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $257.66 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape current occupancy is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,024.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $611.43 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx and the deferred balance is $3,881.97.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2020.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
As per collection comment dated on xx/xx/2023 RFD is curtailment of income.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received was on xx/xx/2025 in the amount of $1,696.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,696.64 with an interest rate of 8.990%. The current UPB reflected as per the payment history is xx, and the deferred balance is $5,492.68.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,330.54 (PITI), which was applied for the due date of 0xx/xx/2025. The current P&I is $972.54 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
As per the seller’s tape, the loan was modified on xx/xx/2018.
As per collection comment on xx/xx/2024, proceeding with the foreclosure. Sale was terminated on xx/xx/2024. Further details are not provided.
According to the collection comment dated xx/xx/2024, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per collection comment on xx/xx/2024, proceeding with the foreclosure. Sale was terminated on xx/xx/2024. Further details are not provided.

		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2006 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. As per collection comment dated xx/xx/2024, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,930.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,962.84 with an interest rate of 4.125%. The current UPB, reflected as per the payment history, is xx. The deferred balance is $3,925.68.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.
The current UPB, reflected as per the payment history, is xx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,519.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $930.31 with an interest rate of 7.730%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2024.
As per the seller’s tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the RFD.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,327.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $622.77 with an interest rate of 8.100%. The current UPB is xx and the deferred balance is $7,353.38.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,980.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,448.49 with an interest rate of 7.560%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the tape, the subject property type is an investment.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The subject mortgage was originated on xx/xx/2024. The comment history is available from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The comment history is missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,052.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,115.90 with an interest rate of 9.380%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comments dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the collection comments dated xx/xx/2025, the RFD is an excessive obligation.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,565.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,278.41 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The reason for default is unable to be determined.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $822.48 with an interest rate of 3.125%. The current UPB reflected as per the tape is xx, and the deferred balance is $990.36.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The reason for default is unable to be determined.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, and xx/xx/2024 to xx/xx/2024. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,976.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,573.09 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per collection comment dated xx/xx/2025, the RFD is curtailment of income.
As per the seller’s tape, the loan was modified on xx/xx/2022.
As per the seller’s tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,285.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,007.30 with an interest rate of 12.130%. The current UPB is xx and the deferred balance is $1,958.91.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
According to the servicing comment dated xx/xx/2025, the RFD is excessive obligation.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,530.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,014.32 with an interest rate of 4.945%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the RFD is excessive obligation.
As per the seller’s tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,076.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,076.74 with an interest rate of 10.846%. The current UPB is xx and deferred balance is $1,991.32.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,847.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,845.56 with an interest rate of 7.700%. The current UPB is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
As per seller’s tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $989.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $587.61 with an interest rate of 4.000%. The current UPB, as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,529.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,669.61 with an interest rate of 8.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2025, the RFD is a payment dispute.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the comment dated xx/xx/2025. The foreclosure was initiated on the loan in 2025. The complaint was filed on xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure was closed on xx/xx/2025 due to the loan being reinstated. Further details not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2025. The foreclosure was initiated on the loan in 2025. The complaint was filed on xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure was closed on xx/xx/2025 due to the loan being reinstated. Further details not provided.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2024."
* Large unexplained payment on the payment history (Lvl 3)     "The loan was originated on xx/xx/2024 with a loan amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of xx, which was applied for the due dates of xx/xx/2025 to xx/xx/2025. The current UPB is xx. As per the collection comment dated xx/xx/2025, the loan was reinstated."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2025, there is payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $2,740.45 with an interest rate of 2.490%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per tape is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,687.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,099.14 with an interest rate of 6.990%. The current UPB, reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, reflected as per the payment history is xx.
As per the seller’s tape, the occupancy of the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,477.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,898.51 with an interest rate of 5.810%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/2020.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,335.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,799.31 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB as per the tape is xx and the deferred balance is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2020.
As per the comment dated xx/xx/2024, the reason for default is excessive obligation.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2020 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of $8,762.52, which was applied for the due dates of xx/xx/2024 to xx/xx/2024. The PH shows a large transaction on xx/xx/2025 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2024. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $993.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $496.49 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2023, the payments made in December 2023 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2023, the RFD is illness of borrower's family member.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,069.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $677.55 with an interest rate of 7.375%. The current UPB is xx and deferred balance is $4,277.26.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
As per seller’s tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $3,010.53 with an interest rate of 4.375%. The current UPB reflected as per the tape is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,797.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,371.00 with an interest rate of 8.380%. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,679.24.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
 According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,881.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,056.01 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2024, the subject property is occupied by unknown party.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,933.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,350.99 with an interest rate of 5.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated10/11/2023, the subject property is occupied by an unknown party.
As per the collection comment dated xx/xx/2023, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,330.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,330.24 with an interest rate of 7.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the borrower is requested to pay off. Further details are not provided.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $368.75 with an interest rate of 4.500%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property occupancy is owner-occupied.
Unable to determine the reason for default.
As per the tape data, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,932.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,835.72 with an interest rate of 6.990%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is excessive obligations.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The subject loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from 0xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,330.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,330.46 with an interest rate of 7.730%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the comment dated xx/xx/2023, the subject property is vacant.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Property is Vacant (Lvl 3) "As per the comment dated xx/xx/2023, the subject property is vacant."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $878.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $630.26 with an interest rate of 7.200%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,631.53 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,631.53 with an interest rate of 4.500%. The current UPB reflected as per the payment history isxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history isxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $864.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $861.30 with an interest rate of 8.080%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,003.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $603.09 with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $352.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $377.74 with an interest rate of 3.750%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape, the property occupancy is stated as an investor.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,423.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,231.43 with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the occupancy of the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,063.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,063.41 and the interest rate is 5.340%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the subject property is owner occupied.
As per the comment dated xx/xx/2025, the reason for the default is curtailment of income.
As per the seller’s tape, the loan was modified on xx/xx/2020.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,072.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,282.12 with an interest rate of 7.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the RFD is excessive obligation.
As per the tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, there is a payment dispute. Further details are not provided.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025 and for xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."
* Deceased Borrower(s) (Lvl 3)     "As per the comment dated xx/xx/2024, the borrower “xx” was deceased. Further details are not provided."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2024, there is a payment dispute. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,371.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $944.02 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,317.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $935.76 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
As per the comment dated xx/xx/2023, the borrower filed bankruptcy under chapter 13 with the xx. The BK was discharged on xx/xx/2025.
As per the seller’s tape, the property is owner occupied.
The RFD is unable to be determined.
As per the comment dated xx/xx/2023, the property had damages. The nature of damage is not mentioned. The estimated cost of damages is xx. Further details are not provided. Subsequent comments do not show any damage.
As per the seller’s tape, the loan was modified on xx/xx/2018.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2023, the borrower filed bankruptcy under chapter 13 with the xx. The BK was discharged on xx/xx/2025.			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2023, the property had damages. The nature of damage is not mentioned. The estimated cost of damages is xx. Further details are not provided. Subsequent comments do not show any damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,037.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $505.59 with an interest rate of 4.400%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine RFD.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2023.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The comment history is missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,359.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,030.85 with an interest rate of 4.625%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,793.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,725.12 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,769.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,707.04 with an interest rate of 10.500%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine RFD.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan has been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and xx/xx/2024 to xx/xx/2024"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received was on xx/xx/2025 in the amount of $2,869.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,773.63 with an interest rate of 2.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,848.00 with an interest rate of 2.880%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the property occupancy is stated as an investor.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,727.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,133.52 with an interest rate of 4.500%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
As per the comment dated xx/xx/2025, there is a payment dispute. Further details not provided.
As per the seller’s tape data, the loan was modified on xx/xx/2019.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2025, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $928.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $601.11 with an interest rate of 6.000%. The current UPB reflected as per the tape is xx and deferred amount is $963.24.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is xx.
According to the servicing comment on xx/xx/2025, the RFD is excessive obligations.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per tape data, the loan was modified on xx/xx/2022.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $963.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $517.83 with an interest rate of 5.500%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the comment dated xx/xx/2025, the RFD is excessive obligation.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the bankruptcy was discharged on xx/xx/2024. Further details not provided.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2024, the bankruptcy was discharged on xx/xx/2024. Further details not provided.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $420.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $254.13 with an interest rate of 5.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,021.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,143.39 with an interest rate of 4.500%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the comment dated xx/xx/2024, the reason for default is illness of the borrower.
As per the comment dated xx/xx/2023, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
The FC was initiated in the loan in 2023. As per the comment dated xx/xx/2023, the foreclosure complaint was filed on xx/xx/2023. Further details are not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:The FC was initiated in the loan in 2023. As per the comment dated xx/xx/2023, the foreclosure complaint was filed on xx/xx/2023. Further details are not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2004 with a loan amount of xx. The PH shows a large transaction on xx/xx/2023 in the total amount of xx, which was applied for the due dates of xx/xx/2022 to xx/xx/2023. The current UPB as per the tape is xx. As per the collection comment dated xx/xx/2023, the loan has been reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,394.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,726.69 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
According to the seller’s data, the subject property is stated as an investor.
Unable to determine RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,527.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $735.15 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,782.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $982.63 with an interest rate of 2.250%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024 and for xx/xx/2024, xx/xx/2025, xx/xx/2025, and xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $953.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $509.70 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,811.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,384.65 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the comment dated xx/xx/2024, the trial plan was offered to the borrower, which was effective from xx/xx/2024 to xx/xx/2024 in the amount of $2,686.04.
As per the tape, the loan was modified on xx/xx/2010.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,721.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,345.35 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller's tape data, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $875.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $486.27 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB isxx.
As per the seller’s tape data, the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,193.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $647.65 with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024, and the first legal action was filed on xx/xx/2024. The sale is scheduled for xx/xx/2025. As per the comment dated xx/xx/2025, the sale was cancelled and foreclosure was closed as the loan was reinstated on xx/xx/2025. Further details not provided.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the collection comment dated xx/xx/2024, the subject property is occupied by unknown party.
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024, and the first legal action was filed on xx/xx/2024. The sale is scheduled for xx/xx/2025. As per the comment dated xx/xx/2025, the sale was canceled and foreclosure was closed as the loan was reinstated on xx/xx/2025. Further details not provided.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and from xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2013 with a loan amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of $9,084.51, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The current UPB is xx. As per the collection comment dated xx/xx/2025, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $897.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $491.94 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,873.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,485.33 with an interest rate of 5.505%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,064.10 with an interest rate of 2.875%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, for xx/xx/2024, for xx/xx/2024 and from xx/xx/2024 to xx/xx/2024. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,101.88 with an interest rate of 3.875%. The current UPB reflected as per the payment history tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the seller’s tape data, the subject property is owner-occupied.
Unable to determine the RFD.
As per the comment dated xx/xx/2024, the kitchen of the subject property was damaged. The borrower received a loss draft check from xx in the amount of xx on xx/xx/2024. Further details not provided. Subsequent comments do not show damage.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."
								* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2024, the kitchen of the subject property was damaged. The borrower received a loss draft check from XX in the amount of xx on xx/xx/2024. Further details not provided. Subsequent comments do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,511.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,250.39 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,715.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,125.03 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the tape data, the loan was modified on xx/xx/2017.
As per the servicing comment dated xx/xx/2023, the foreclosure case was resumed. As per the servicing comment dated xx/xx/2024, the foreclosure sale date was scheduled for xx/xx/2024. As per the servicing comment dated xx/xx/2024, the foreclosure file has been closed due to the loan reinstatement. Further details not provided.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2024, the subject property is occupied by an unknown.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:As per the collection comment dated xx/xx/2022, the foreclosure was initiated in 2022 with the loan. As per the collection comment dated xx/xx/2022, the step NOD was filed on xx/xx/2022. As per the servicing comment dated xx/xx/2022, the foreclosure has been put on hold due to awaiting funds to post reinstatement. As per the servicing comment dated xx/xx/2022, the foreclosure file has been closed. As per the servicing comment dated xx/xx/2023, the foreclosure case was reinitiated. As per the servicing comment dated xx/xx/2023, the foreclosure sale date was scheduled for xx/xx/2023. As per the servicing comment dated xx/xx/2023, the foreclosure file has been closed. As per the servicing comment dated xx/xx/2023, the foreclosure case was reinitiated. As per the servicing comment dated xx/xx/2024, the foreclosure sale date was scheduled for xx/xx/2024. As per the servicing comment dated xx/xx/2024, the foreclosure file has been closed due to the loan reinstatement. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2006 with a loan amount of xx. PH shows a large transaction in the amount of xx on xx/xx/2024, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. As per the collection comment dated xx/xx/2024, the loan has been reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,340.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,340.59 with an interest rate of 8.334%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
Unable to determine the reason for the default.
As per the tape, the loan was modified.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* Delinquent Taxes (Lvl 3) "As per the comment dated xx/xx/2025, the county taxes for 2024 are delinquent in the amount of $948.99."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,548.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,469.33 with an interest rate of 10.450%. The current UPB reflected as per the payment history is xx and the deferred balance is $9,807.41.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  and the current UPB reflected as per the payment history is xx and the deferred balance is $9,807.41.
As per tape data, the subject property is owner-occupied.
The RFD is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
The loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,018.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,089.63 and the interest rate is 11.000%. The current UPB reflected as per the payment history is xx and the deferred balance is $4,686.10.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $4,686.10.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2025, the reason for the default is curtailment of income.
As per the seller’s tape, the loan was modified on xx/xx/2018.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $832.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $675.71 with an interest rate of 8.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the loan was modified on xx/xx/2020.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,463.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,931.01 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comment, the current status of the loan is active bankruptcy.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine the reason for default.
No foreclosure activity has been found.
As per the servicing comment dated xx/xx/2024, the bankruptcy is still active.
No information has been found related to damage or repairs.
As per the tape, the loan was modified on xx/xx/2023.
As per tape, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per servicing comment dated xx/xx/2024, the bankruptcy is still active.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $650.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $650.03 with an interest rate of 5.250%. The current UPB is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and the deferred balance is xx.
As per the comment dated xx/xx/2024, the RFD is curtailment of income.
As per the seller’s tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2012.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,214.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $818.86 with an interest rate of 6.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is payment dispute.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $999.29 with an interest rate of 3.880%. The current UPB reflected as per the tape is xx and the deferred balance is $1,139.44.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to tape as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the reason for default is excessive obligations.
As per the seller's tape, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $2,764.13 with an interest rate of 2.875%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
Unable to determine the RFD.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,336.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $859.35 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,911.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,005.50 with an interest rate of 3.625%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the tape data, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
As per the servicing comment dated xx/xx/2021, the borrower filed bankruptcy under Chapter 13 with the case #XXXX on xx/xx/2019. As per the servicing comment dated xx/xx/2023, the BK was discharged on xx/xx/2023.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the servicing comment dated xx/xx/2021, the borrower filed bankruptcy under Chapter 13 with the case xx on xx/xx/2019. As per the servicing comment dated xx/xx/2021, the POC was filed on xx/xx/2020. As per the servicing comment dated xx/xx/2021, the approved Chapter 13 plan was filed on xx/xx/2020, and confirmed on xx/xx/2020. The borrower has promised to make monthly payment of $608.00 for 36 months to the trustee under the Chapter 13 plan. As per the servicing comment dated xx/xx/2023, the BK was discharged on xx/xx/2023.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024 and xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,171.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,793.21 with an interest rate of 8.699%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
Unable to determine the reason for the default.
As per the tape, the loan was modified on xx/xx/2020.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 03 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,002.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,002.60 with an interest rate of 10.990%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 03 months, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,532.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $787.79 with an interest rate of 6.130%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,489.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $999.99 with an interest rate of 8.900%. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,437.64. As per the comment dated xx/xx/2025, the payments made in the month of June 2025 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2025, the RFD is an excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $678.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $678.70 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.
The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2013.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $250.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $250.92 with an interest rate of 14.000%. The current UPB reflected as per the payment history is $8,844.63.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $8,844.63.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has been modified once since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $947.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $554.77 with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is curtailment in income.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/2014.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,416.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,035.32 with an interest rate of 6.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
The RFD is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,142.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,036.13 with an interest rate of 7.562%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the tape data, the subject property is occupied by an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,059.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $895.92 with an interest rate of 11.250%. The current UPB reflected as per the payment history is xx and the deferred balance is $2,556.25. There are 2 large payments in the total amount of xx paid on xx/xx/2025 and xx/xx/2025. As per the collection comment dated xx/xx/2025, those are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,389.26, which was applied for the due date of xx/xx/2025. The current P&I is $829.79 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,741.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $978.83 with an interest rate of 4.250%. The current UPB is xx and the deferred balance is $3,202.54.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and the deferred balance is $3,202.54.
As per the comment dated xx/xx/2025, the RFD is excessive obligation.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the tape, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,508.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,702.51 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
According to the seller’s data, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $312.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $312.00 with an interest rate of 6.199%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,371.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,896.81 with an interest rate of 7.990%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is stated as investment.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,122.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $920.09, with an interest rate of 6.810%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine RFD.
As per the seller’s tape, the property occupancy is stated as an investor.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $790.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $556.66 with an interest rate of 6.380%. The current UPB reflected as per the payment history is xx and deferred balance is $8,100.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
According to the collection comment dated xx/xx/2025, the foreclosure has been initiated on the loan. The comment dated xx/xx/2025 shows that the foreclosure has been placed on hold. Further details are not provided.
As per the seller’s tape, the loan has been modified on xx/xx/2023.
the subject property is occupied by unknown party
According to the collection comment dated xx/xx/2025 the reason for default is excessive obligations.
No post-close bankruptcy record has been found.
Foreclosure Comments:According to the collection comment dated xx/xx/2025, the foreclosure has been initiated on the loan. The comment dated xx/xx/2025 shows that the foreclosure has been placed on hold. Further details are not provided.

		Bankruptcy Comments:According to the collection comment dated xx/xx/2024, bankruptcy was referred to the attorney. No further details provided.			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "PH shows a large transaction on xx/xx/2025 in the amount of $7,427.36. The current UPB is xx. As per the comment dated xx/xx/2025, shows the HAF funds were received."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,399.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $843.12 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2023, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $572.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $407.70 with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the occupancy of the subject property.
As per the tape, the loan was modified on xx/xx/2020.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $778.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $778.00 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, for xx/xx/2025, from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,035.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,577.03 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,318.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $646.82 with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is excessive obligation.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,280.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $959.28 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx and the deferred balance is $2,877.84.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
As per the collection comments dated xx/xx/2025, the RFD is an excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,292.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $896.90 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property occupancy is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,493.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $680.68 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $390.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $277.06 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx, and the deferred balance is $277.06.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the borrower wanted to get funds for the property damage. As per the collection comment dated xx/xx/2024, the subject property was damaged due to mold. No comments have been found regarding repairs. Subsequent CCs do not show damages.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, the reason for default is neck surgery.
As per the tape data, the loan was modified on xx/xx/2023.
As per the collection comment dated xx/xx/2023, the foreclosure was closed due to modification. Further details are not provided.
As per the collection comment dated xx/xx/2024, the bankruptcy was discharged. Further details are not provided.

Foreclosure Comments:As per the collection comment dated xx/xx/2023, the foreclosure was closed due to modification. Further details are not provided.
Bankruptcy Comments:As per the collection comment dated xx/xx/2024, the bankruptcy was discharged. Further details are not provided.
					xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the collection comment dated xx/xx/2024, the borrower wanted to get funds for the property damage. As per the collection comment dated xx/xx/2024, the subject property was damaged due to mold. No comments have been found regarding repairs. Subsequent CCs do not show damages."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,624.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,827.64 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the seller’s tape, the occupancy of the subject property is stated as investment.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,789.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $6,480.28 with an interest rate of 8.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the comment dated xx/xx/2025, the property is owner- occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2023. The collection comment is available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025 to xx/xx/2025 and for xx/xx/2025. The collection comment is missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $670.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $331.95 and the interest rate is 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the subject property is occupied by an unknown party.
Unable to determine the reason for the default.
As per the seller’s tape, the loan was modified on xx/xx/2022.
As per the comment dated xx/xx/2024, the subject property was damaged due to wind on xx/xx/2024. The loss draft check was received in the amount of $9,167.62 on xx/xx/2024. As per the comment dated xx/xx/2024, the property needs to be fully repaired. Unable to confirm the status of repairs. Further details not provided. Subsequent comments do not show any damage.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."
								* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2024, the subject property was damaged due to wind on xx/xx/2024. The loss draft check was received in the amount of $9,167.62 on xx/xx/2024. As per the comment dated xx/xx/2024, the property needs to be fully repaired. Unable to confirm the status of repairs. Further details not provided. Subsequent comments do not show any damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,782.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,380.02 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,183.08 with an interest rate of 5.875%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,896.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,548.80 with an interest rate of 6.540%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the loan was modified on xx/xx/2023.
No information has been found related to damage or repairs.
As per the tape, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,647.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,062.95 with an interest rate of 7.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the property occupancy is stated as an investor.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $968.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $891.52 with an interest rate of 3.00%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2012.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,943.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,346.34 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,148.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,558.21 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.
The collection comment dated xx/xx/2025 and xx/xx/2025, the payments made in July 2025 and August 2025 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per seller’s tape data, the property occupancy is stated as an investment.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from 0xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,293.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $697.64 with an interest rate of 3.250%. The current UPB is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,162.17 with an interest rate of 2.875%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023 and from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,684.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $810.73 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx, and the deferred amount is $2,432.19.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine RFD.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,112.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,797.33 with an interest rate of 9.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2025 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from 0xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $654.41 with an interest rate of 4.750%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,046.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $858.70 with an interest rate of 8.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,390.06.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is occupied by an unknown party.
Unable to determine the reason for default.
As per tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $795.84 with an interest rate of 4.375%. The current UPB reflected as per the tape is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine reason for default.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2023.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,200.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $673.24 with an interest rate of 4.750%. The current UPB, reflected as per the payment history, is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
According to the seller’s data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $628.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $140.38 with an interest rate of 5.500%. The current UPB, as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for the default.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,357.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $956.98 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2023, the borrower, XXXX, filed bankruptcy under Chapter 13 with case #xx on xx/xx/2017. The lender filed the POC on xx/xx/2017 with the arrearage amount of xx. As per the collection comment dated xx/xx/2024, the BK was discharged on xx/xx/2024. No further details are available.
As per the seller’s tape, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the collection comment dated xx/xx/2023, the borrower, XXXX, filed bankruptcy under Chapter 13 with case #xx on xx/xx/2017. The lender filed the POC on xx/xx/2017 with the arrearage amount of xx. As per the collection comment dated xx/xx/2024, the BK was discharged on xx/xx/2024. No further details are available.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025,and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,136.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $856.10 with an interest rate of 8.25%. The current UPB reflected as per the payment history is xx. As per the tape, the deferred balance is $2,813.06.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx. As per the tape, the deferred balance is $2,813.06.
As per the tape data, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
As per the tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,938.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,731.55 with an interest rate of 7.630%. The current UPB reflected as per the payment history is xx and deferred balance is $5,194.65.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2020.
As per tape the subject property is occupied by unknown party.
According to the collection comment dated xx/xx/2025 the reason for default is unemployment.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the foreclosure file set sale was completed on xx/xx/2025. Sale as published. Bidding instruction was completed on xx/xx/2025, and the bidding amount is xx. As per the comment dated xx/xx/2025, As per the comment dated xx/xx/2025, the FC was closed. Further details not provided.
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure file set sale was completed on xx/xx/2025. Sale as published. Bidding instruction was completed on xx/xx/2025, and the bidding amount is xx. As per the comment dated xx/xx/2025, As per the comment dated xx/xx/2025, the FC was closed. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "PH shows large transaction on xx/xx/2024 in the amount of xx. The current UPB is xx. As per the collection comment dated 11/08/20254 los mitigation plan have been completed."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,283.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $829.46 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2023, the reason for default is excessive obligation.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,378.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $846.00 with an interest rate of 5.130%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the reason for default is borrower's death.
As per the tape, the subject property occupancy is stated as an investor.
  No details regarding damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2024, the borrower xx is deceased. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $753.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $270.82 with an interest rate of 4.630%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $818.98 with an interest rate of 4.750%. The current UPB reflected as per the tape is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx and the deferred balance is xx.
As per the seller’s tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,579.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,289.45 with an interest rate of 6.000%. The current UPB isxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB isxx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,764.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,886.33 with an interest rate of 6.75%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.  As per the collection comment dated xx/xx/2024, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2017.
 No foreclosure activity has been found.
No post-close bankruptcy record has been found.
  As per the collection comment dated xx/xx/2024, the property is occupied by an unknown party.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,266.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,531.82 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,420.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,386.93 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per comment dated xx/xx/2025, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on 0xx/xx/2025 in the amount of $1,389.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $943.63 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx. As per tape data, the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2023, the RFD is an excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $955.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $347.10 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx and the deferred balance is $8,516.14.
As per the collection comment dated xx/xx/2025, the payments received in the month of May 2025 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the loan was modified on xx/xx/2019.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the collection comment dated xx/xx/2025, RFD is an excessive obligation.
According to the collection comment dated xx/xx/2024, the property was damaged due to a hurricane. The amount is not available. Further details are not provided. Subsequent comments do not show any damage.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "According to the collection comment dated 07/15/2024, the roof of property was damaged due to a hurricane and storms. The amount is not available. Further details are not provided."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,838.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,790.76 with an interest rate of 10.240%. The current UPB reflected as per the payment history is xx and the deferred balance is $5,111.28.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
As per comment dated xx/xx/2025, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,217.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $795.10 and the interest rate is 5.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the subject property is owner occupied.
Unable to determine the reason for the default.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,836.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,975.39 with an interest rate of 7.250%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
As per the seller’s tape, the occupancy of the subject property is a secondary home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $678.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $553.28 with an interest rate of 7.230%. The current UPB reflected as per the payment history is xx, and the deferred amount is $5,881.54.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025, for xx/xx/2025 and xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $857.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $271.72 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
As per the tape data, the loan was modified on xx/xx/2013.
As per the tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the RFD is the death of the borrower.
No comments have been found regarding the foreclosure or bankruptcy.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, for xx/xx/2025 and xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."
								* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2024, the RFD is the death of the borrower. No comments have been found regarding the DOD."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,477.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,948.66 with an interest rate of 7.625%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $549.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $474.14 with an interest rate of 7.599%. The current UPB reflected as per the payment history is xx, and the deferred balance is $249.67.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $249.67.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,008.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $872.22 with an interest rate of 9.400%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape data, the loan was modified.
As per the collection comment dated xx/xx/2023, the foreclosure was initiated in 2023 with the loan. As per the servicing comment dated xx/xx/2024, the foreclosure has been put on hold due to court delay. As per the servicing comment dated xx/xx/2024, the foreclosure file has been closed due to the loan reinstatement. Further details not provided.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2024, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:As per the collection comment dated xx/xx/2023, the foreclosure was initiated in 2023 with the loan. As per the servicing comment dated xx/xx/2024, the foreclosure has been put on hold due to court delay. As per the servicing comment dated xx/xx/2024, the foreclosure file has been closed due to the loan reinstatement. Further details not provided.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2007 with a loan amount of xx. PH shows a large transaction in the amount of xx on xx/xx/2024 which was applied for the due dates of xx/xx/2022 to xx/xx/2024. The collection comment dated xx/xx/2024, the loan has been reinstated. The current unpaid principal balance is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,191.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,652.80 with an interest rate of 8.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the seller’s tape, the property occupancy is stated as an investor.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024.The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,936.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,370.19 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $689.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $407.11 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is excessive obligations.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2018.
As per the collection comment dated xx/xx/2024, the foreclosure was initiated. As per the collection comment dated xx/xx/2024, the complaint was filed on xx/xx/2024. As per the collection comment dated xx/xx/2024, the foreclosure has been closed. As per the collection comment dated xx/xx/2025, the foreclosure was reinitiated. As per the collection comment dated xx/xx/2025, the complaint was filed on xx/xx/2025. As per the collection comment dated xx/xx/2025, the foreclosure has been closed due to the loan was reinstated.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the collection comment dated xx/xx/2024, the foreclosure was initiated. As per the collection comment dated xx/xx/2024, the complaint was filed on xx/xx/2024. As per the collection comment dated xx/xx/2024, the foreclosure has been closed. As per the collection comment dated xx/xx/2025, the foreclosure was reinitiated. As per the collection comment dated xx/xx/2025, the complaint was filed on xx/xx/2025. As per the collection comment dated xx/xx/2025, the foreclosure has been closed due to the loan was reinstated.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The PH shows three large transactions, the first on xx/xx/2023 in the total amount of $4,518.18, which was applied for the due dates of xx/xx/2023 to xx/xx/2023. The second on xx/xx/2024 was in the total amount of $7,803.32, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The third on xx/xx/2025 in the total amount of $4,585.42, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The current UPB is xx. As per the collection comments dated xx/xx/2023, xx/xx/2024, and xx/xx/2025, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,198.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,711.22 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller tape the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, current occupancy is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,618.99, which was applied for the due date of xx/xx/2025. The current P&I is $3,280.62 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property occupancy is a secondary home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,468.73 with an interest rate of 2.875%. The current UPB reflected as per the tape is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,346.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,436.94 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The reason for default is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was placed on hold. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024 from xx/xx/2024 to xx/xx/2024, and for xx/xx/2025 from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,072.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,072.90 with an interest rate of 5.941%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
The RFD is unable to be determined.
As per the seller’s tape, the loan was modified.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,787.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $303.36 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the tape data, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine RFD.
According to the seller’s data, the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, it was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,907.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,553.77 with an interest rate of 7.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the occupancy of the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024, for xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received was on xx/xx/2025 in the amount of $3,598.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,508.82 with an interest rate of 2.880%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received is xx/xx/2025 in the amount of $2,436.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,293.82 with an interest rate of 3.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
According to the collection comment dated xx/xx/2024 reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
According to the collection comment dated xx/xx/2024, currently the property is occupied by an unknown party..
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,964.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,550.15 with an interest rate of 6.440%. The current UPB is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape, the subject property is occupied by unknown party.
As per the servicing comment dated xx/xx/2024, the subject property was damaged due to water damage. Received a claim check in the amount of xx. As per the servicing comment dated xx/xx/2025, the subject property was damaged due to hail. Received a claim check in the amount of $6,718.42. The borrower confirmed that repairs will be completed on the property. No details are available regarding estimated repair cost.
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the servicing comment dated xx/xx/2024, the subject property was damaged due to water damage. Received a claim check in the amount of xx. As per the servicing comment dated xx/xx/2025, the subject property was damaged due to hail. Received a claim check in the amount of $6,718.42. The borrower confirmed that repairs will be completed on the property. No details are available regarding estimated repair cost. Subsequent comments do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,273.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $671.40 with an interest rate of 7.550%. The current UPB is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $640.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $640.40 with an interest rate of 10.386%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,078.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,498.55 with an interest rate of 3.880%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024 the reason for default is excessive obligation.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2024, for xx/xx/2024 and for xx/xx/2025. The comment history is missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,722.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,104.72 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is a payment dispute.
As per the collection comment dated xx/xx/2023, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2023, the subject property needs repairs. Unable to determine the cost of repairs. Further details are not provided.
As per the tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
* The property has unrepaired damages (Lvl 3)     "As per the collection comment dated xx/xx/2023, the subject property needs repairs. Unable to determine the cost of repairs. Further details are not provided. Subsequent comments do not show damage."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2025, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $951.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $951.38 with an interest rate of 7.550%. The current UPB is xx, and the deferred balance is $1,448.18.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx, the deferred balance is $1,448.18.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,529.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,536.89 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,001.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,259.82 with an interest rate of 7.510%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,357.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $755.73 with an interest rate of 7.085%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,813.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,331.03 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property type is second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The subject loan was originated on xx/xx/2024. The comment history is available from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The comment history is missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,750.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,810.89 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,070.10, which was applied for the due date of xx/xx/2025. The current P&I is $1,070.10 with an interest rate of 5.25%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2011.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,449.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,046.72 with an interest rate of 6.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,669.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,218.20 with an interest rate of 7.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is stated as an investment.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $599.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $435.92 with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the occupancy of the subject property is stated as investment.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, for xx/xx/2024, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,113.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $841.15 with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
As per the collection comments dated xx/xx/2023, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. The complaint was filed on xx/xx/2023. The foreclosure sale is scheduled for xx/xx/2024 with the bid in the amount of xx. As per the comment dated xx/xx/2024, the FC was closed due to the loan being reinstated. Further details not provided.
As per the comment dated xx/xx/2024, the bankruptcy was filed with the case #21-17202, and the current status of the bankruptcy is closed. As per the comment dated xx/xx/2024, the BK was dismissed on xx/xx/2024 and relief dismissal on xx/xx/2024. Further detail not provided.

Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. The complaint was filed on xx/xx/2023. The foreclosure sale is scheduled for xx/xx/2024 with the bid in the amount of xx. As per the comment dated xx/xx/2024, the FC was closed due to the loan being reinstated. Further details not provided.
Bankruptcy Comments:As per the comment dated xx/xx/2024, the bankruptcy was filed with the case #xx, and the current status of the bankruptcy is closed. As per the comment dated xx/xx/2024, the BK was dismissed on xx/xx/2024 and relief dismissal on xx/xx/2024. Further detail not provided.	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2024."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2013 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2023. The current UPB is xx. As per the collection comments dated xx/xx/2024, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $701.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $550.09 with an interest rate of 9.870%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the loan was modified.
According to the tape, current occupancy is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received was on xx/xx/2025 in the amount of $497.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $184.01 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2016.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,666.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,271.85 with an interest rate of 11.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The foreclosure was initiated in 2025. As per the comment dated xx/xx/2025, the complaint was filed on xx/xx/2025. As per the comment dated xx/xx/2025, the FC was closed as the loan was reinstated. No further details are available.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
Foreclosure Comments:The foreclosure was initiated in 2025. As per the comment dated xx/xx/2025, the complaint was filed on xx/xx/2025. As per the comment dated xx/xx/2025, the FC was closed as the loan was reinstated. No further details are available.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,806.04, which was applied for the due date of xx/xx/2025. The current P&I is $2,806.04 with an interest rate of 7.125%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property is stated as investment.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,377.39 with an interest rate of 3.875%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, xx/xx/2023, xx/xx/2024, xx/xx/2024, xx/xx/2024, xx/xx/2024, xx/xx/2024, and xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,476.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,121.96 with an interest rate of 12.910%. The current UPB reflected as per the payment history is xx. As per the collection comments dated xx/xx/2024 and xx/xx/2025 , the payment made in February 2024 and August 2025 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2023, the RFD is an excessive obligation.
According to the seller’s data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $723.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $227.43 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comment dated xx/xx/2025 the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2021.
As per tape data, the subject property occupancy is stated as an investor.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,199.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,415.80 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
According to the servicing comment dated xx/xx/2024, the reason for the default is curtailed income.
As per the tape, the subject property is owner-occupied.
According to the servicing comment dated xx/xx/2023, an observation has been made to repair fence of the subject property. Unable to determine the cost of repair. No further details found.
As per the seller’s tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $998.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $720.94 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,330.47 (PITI), which was applied for the due date of xx/xx/2026. The current P&I is $2,290.65 with an interest rate of 7.130%. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2023, xx/xx/2023, xx/xx/2024, xx/xx/2025, xx/xx/2025 and xx/xx/2025, the payments made in Oct 2023, Dec 2023, Aug 2024, Mar 2025, May 2025, June 2025 and July 2025 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
  As per the comment dated xx/xx/2023, the reason for the default is excessive obligation.
  The loan has not been modified since origination.
  As per the collection comment dated xx/xx/2023, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2024, the bankruptcy was filed with case no. XXXX under Chapter 13. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2024.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the collection comment dated xx/xx/2024, the bankruptcy was filed with case no.XXXX under Chapter 13. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2024.	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2008 with a loan amount of xx. The PH shows a large transaction of principal payments other than P&I on xx/xx/2025 in the total amount of xx0. The current UPB is xx. BWR has been making large payments."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,170.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,141.99 with an interest rate of 7.925%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,375.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,996.02 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is a secondary home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,656.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,838.23 with an interest rate of 4.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
As per the seller’s tape,the loan was modified on xx/xx/2019.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* Deceased Borrower(s) (Lvl 3) "As per the seller’s tape data, the borrower “xx” was deceased. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $945.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $242.51 with an interest rate of 5.125%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2022.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,251.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $836.03 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the RFD is a payment dispute.
As per the tape data, the occupancy of the subject property is stated as investment.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2024, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $9,327.96 with an interest rate of 5.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the collection comment dated xx/xx/2025, the RFD is curtailment of income.
As per the collection comment dated xx/xx/2025, the borrower, XXXX, filed bankruptcy on xx/xx/2025. Further details not provided.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the collection comment dated xx/xx/2025, the foreclosure is put on hold due to a borrower filing bankruptcy on xx/xx/2025. Further details are not provided.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the collection comment dated xx/xx/2025, the foreclosure is put on hold due to a borrower filing bankruptcy on xx/xx/2025. Further details are not provided.
Bankruptcy Comments:As per the collection comment dated xx/xx/2025, the borrower, XXXX, filed bankruptcy on xx/xx/2025. Further details not provided.	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2022 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. Downgraded to LVL3 and treating as BWR payments."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,625.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,696.99 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
As per tape data, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2021 and the deferred amount is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,064.04 with an interest rate of 4.500%. The current UPB reflected as per the payment history tape is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
The reason for default is unable to be determined.
As per tape data, the subject property is an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024 and xx/xx/2024 to xx/xx/2024. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $887.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $887.31 with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $652.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $530.87 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx and the deferred balance is $1,061.74.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB is xx.
The reason for default is unable to be determined.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,637.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $818.49 with an interest rate of 4.00%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the loan is currently performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
According to the servicing comment dated xx/xx/2024, the borrower said the prior servicer accepted a fraudulently signed loan modification.
As per the tape, the loan was modified on xx/xx/2018.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,614.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,250.65 with an interest rate of 10.150%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, for xx/xx/2024, for xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $606.19 with an interest rate of 4.750%. The current UPB reflected as per the tape is xx, and the deferred balance is $2,847.10.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx, and the deferred balance is $2,847.10.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,788.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,366.90 with an interest rate of 9.130%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the collection comment dated xx/xx/2025, the RFD is curtailment of income.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per comment dated xx/xx/2025, the FC is put on hold due to reinstatement. Further details not provided.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per comment dated xx/xx/2025, the FC is put on hold due to reinstatement. Further details not provided.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The subject loan originated on xx/xx/2023. The collection comments are available from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2023 with a loan amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of xx, which was applied for the due dates of xx/xx/2025 to xx/xx/2025. The current UPB is xx. As per the collection comment dated xx/xx/2025, the loan has been reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of 3199.23, which was applied for the due date of xx/xx/2025. The current P&I is $3,199.23 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
 As per the collection comment dated xx/xx/2025, the reason for default is the illness of the borrower.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
  No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $968.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $653.60 with an interest rate of 5.750%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2023, the reason for default is illness of the borrower.
As per the collection comment dated xx/xx/2024, the subject property has unknown occupancy.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the comment dated xx/xx/2024, the foreclosure was initiated in 2024. The foreclosure sale is scheduled for xx/xx/2024. As per the collection comment dated xx/xx/2024, the loan was reinstated. The foreclosure was closed.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated in 2024. The foreclosure sale is scheduled for xx/xx/2024. As per the collection comment dated xx/xx/2024, the loan was reinstated. The foreclosure was closed.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Deceased Borrower(s) (Lvl 3) "As per the collection comment dated xx/xx/2023, the borrower was deceased. Further details are not provided."
* Large unexplained payment on the payment history (Lvl 3)     "The loan was originated on xx/xx/2005 with a loan amount of xx. The PH shows a large transaction on xx/xx/2023 in the total amount of xx, which was applied for the due dates of xx/xx/2022 to xx/xx/2023. The current UPB is xx. Downgraded to LVL3 and treating as BWR payments."
								* Mortgage (Lvl 3) "The loan was originated on xx/xx/2005 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of $6,467.23, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. As per the collection comment dated xx/xx/2024, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,970.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,682.93 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the occupancy of the subject property is stated as second home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,217.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,217.26 with an interest rate of 8.375%. The current UPB reflected as per the payment history is xx and the deferred balance is $6,198.84.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $6,198.84.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,684.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $905.60 with an interest rate of 3.670%. The current UPB reflected as per the tape is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
According to the servicing comment dated xx/xx/2025, the reason for default is excessive obligations.
According to the servicing comment dated xx/xx/2024, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,520.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $891.50 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
As per the comment dated xx/xx/2025, the foreclosure was initiated with the loan on xx/xx/2025. The FC sale is scheduled for xx/xx/2025. As per the collection comment dated xx/xx/2025, the FC was closed due to reinstatement.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated with the loan on xx/xx/2025. As per the comment dated xx/xx/2025, the FC sale is scheduled for xx/xx/2025. As per the collection comment dated xx/xx/2025 and xx/xx/2025, the funds were received for reinstatement and the loan was reinstated.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
* Large unexplained payment on the payment history (Lvl 3)     "The loan was originated on xx/xx/2003 with a loan amount of xx. PH shows a large transaction in the amount of xx on xx/xx/2025, which was applied for the due dates of xx/xx/2025 to xx/xx/2025. As per the collection comment dated xx/xx/2025, the funds were received for reinstatement. The current unpaid principal balance is xx."
								* Recent Foreclosure Sale - Need Update (Lvl 3) "As per the comment dated xx/xx/2025, the foreclosure was initiated with the loan on xx/xx/2025. As per the comment dated xx/xx/2025, the FC sale is scheduled for xx/xx/2025. As per the collection comment dated xx/xx/2025 and xx/xx/2025, the funds were received for reinstatement and the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,669.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $973.30 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is occupied by an investor.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, for xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $458.04, which was applied for the due date of xx/xx/2025. The current P&I is $458.04 with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $480.35 with an interest rate of 8.293%. The current UPB as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
 According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx, and the deferred balance is xx.
Unable to determine the reason for the default.
As per the tape, the loan was modified on xx/xx/2021.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,969.16, which was applied for the due date of xx/xx/2025. The current P&I is $1,969.16 with an interest rate of 7.230%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,380.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,318.55 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,663.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,823.49 with an interest rate of 9.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in foreclosure.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025, the reason for the default was a payment dispute.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. Further details not provided. Currently the foreclosure is active.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. Further details not provided. Currently the foreclosure is active.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."
* Large unexplained payment on the payment history (Lvl 3)     "The loan was originated on xx/xx/2022 with a loan amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The current UPB is xx. As per the collection comment dated xx/xx/2025, the loan was reinstated."
								* Written or verbal dispute (Lvl 3) "As per the collection comment dated xx/xx/2025, there is a payment dispute. No further details are provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,976.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,425.28 with an interest rate of 7.590%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,996.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,174.38 with an interest rate of 4.38%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape, as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
As per the collection comment dated xx/xx/2024, the reason for default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2023, the property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,600.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,206.47 with an interest rate of 6.00%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2020.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $678.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $414.39 with an interest rate of 10.630%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is the death of the borrower’s family member.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,681.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,681.21 with an interest rate of 7.270%. The current UPB is xx. As per the tape, the deferred balance is $9,214.26.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. As per the tape, the deferred balance is $9,214.26.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,871.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,805.27 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,571.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,957.68 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape data, the subject property is second home.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $738.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $405.80 with an interest rate of 4.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $821.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $580.28 with an interest rate of 3.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2017.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $972.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $786.72 with an interest rate of 9.050%. The current UPB reflected as per the payment history is xx, and the deferred balance is $8,995.64.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
The comment dated xx/xx/2025 shows there is potential property loss. No comments have been found regarding the DOL, the estimated amount to repair the damages, or the completion of the repairs. Subsequent CCs do not show damages.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "The comment dated xx/xx/2025 shows there is potential property loss. No comments have been found regarding the DOL, the estimated amount to repair the damages, or the completion of the repairs. Subsequent CCs do not show damages."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,819.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,251.10 with an interest rate of 5.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,254.47, which was applied for due date of xx/xx/2025. The current P&I is $1,915.73 with an interest rate of 8.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,579.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,838.15 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $866.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $451.51 with an interest rate of 4.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
As per the seller’s tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2012.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,294.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,059.50 with an interest rate of 12.125%. The current UPB reflected as per the payment history is xx, and the deferred balance is $5,295.02.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $5,295.02.
Unable to determine the reason for the default.
As per the tape, the loan was modified on xx/xx/2021.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2023, the subject property was damaged, and the borrower called regarding the loss draft. The nature of the damage and the estimated cost of repair are not available. No comment has been found regarding the completion of repair.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $1,861.23 with an interest rate of 3.375%. The current UPB reflected as per tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,364.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,559.63 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,361.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $842.01 with an interest rate of 3.800%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
The RFD is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, for xx/xx/2025, for xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,721.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,900.10 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB as per the payment history is xx.
As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
  As per tape, the loan was modified.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2023, the bankruptcy was filed under Chapter 13 with the case #xx. As per the collection comment dated xx/xx/2025, the BK was discharged. Further details are not available.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the collection comment dated xx/xx/2023, the bankruptcy was filed under Chapter 13 with the case #xx. As per the collection comment dated xx/xx/2025, the BK was discharged. Further details are not available.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,442.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,720.41 with an interest rate of 3.750%. The current UPB is xx. As per the tape, the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. As per the tape, the deferred balance is xx.
Unable to determine the reason for the default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,285.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $778.43 with an interest rate of 9.470%. The current UPB, as per the payment history, is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx, and the deferred balance is xx.
As per the comment dated xx/xx/2025, the reason for the default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $708.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $440.00 with an interest rate of 7.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
 According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  As per the comment dated xx/xx/2024, the reason for default is excessive obligation.
As per tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2017.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. The complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2024, the foreclosure sale is scheduled for xx/xx/2024. As per the comment dated xx/xx/2024, the file was closed due to the loan was reinstated.
  No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. The complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2024, the foreclosure sale is scheduled for xx/xx/2024. As per the comment dated xx/xx/2024, the file was closed due to the loan was reinstated.
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,230.68, which was applied for the due date of xx/xx/2025. The current P&I is $2,904.40 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx..
As per the seller’s tape, the occupancy of the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $971.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $971.59 with an interest rate of 6.420%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx, and the deferred balance is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,665.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,659.57 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for default is illness of the borrower.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,714.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,993.81 with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025, for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,503.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,297.54 with an interest rate of 12.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the collection comment dated xx/xx/2025, the payments made in March 2025 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,663.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,189.31 and the interest rate is 4.250%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
As per the seller’s tape, the subject property is owner occupied.
Unable to determine the reason for the default.
As per the seller’s tape, the loan was modified on xx/xx/2015.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,103.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $573.58 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025, the reason for default is death of borrowers family member.
As per the collection comment dated xx/xx/2025, the subject property is occupied by unknown party.
No details regarding damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2020.
As per the collection comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. The complaint was filed on xx/xx/2025. As per the collection comment dated xx/xx/2025, the foreclosure is on hold because of court delay.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the collection comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. The complaint was filed on xx/xx/2025. As per the collection comment dated xx/xx/2025, the foreclosure is on hold because of court delay.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* HOA/COA lien against property (Lvl 3) "As per the collection comment dated xx/xx/2025, there is an active HOA lien against the subject property in favor of xx, which was recorded on xx/xx/2016 in the amount of $xx. The subject property is located in KS. This can be cured by repayment of the unpaid lien along with late fees and unpaid interest."
* Large unexplained payment on the payment history (Lvl 3)     "The loan was originated on xx/xx/2008 with an amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The current UPB is xx. Downgraded to LVL3 and treating as BWR payments."
								* Mortgage (Lvl 3) "The loan was originated on xx/xx/2008 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of $7,408.14, which was applied for the due dates of xx/xx/2024 to xx/xx/2024. The current UPB is xx. As per the collection comment dated xx/xx/2024, the loan has been reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,126.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $920.09 with an interest rate of 6.810%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $596.83 with an interest rate of 3.375%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is xx.
Unable to determine the RFD.
As per the tape, the occupancy of the subject property is secondary home.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,091.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,000.62 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. According to the seller’s tape data, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed. No foreclosure activity has been found. No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,071.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $937.82 with an interest rate of 10.490%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
The reason for default is unable to be determined.
As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,943.22(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,143.07 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2024, the reason for default is death of family member.
As per the seller’s tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,729.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,509.26 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property occupancy is stated as an investor.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on 0xx/xx/2025 in the amount of $1,199.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,079.38 with an interest rate of 6.875%. The current UPB reflected as per the tape data is xx. The tape data shows a deferred balance in the amount of xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape  is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2020.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025.The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $1,571.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,347.09 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,488.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,070.98 with an interest rate of 3.375%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, reflected as per the payment history, is xx.
  Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,056.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $482.17 with an interest rate of 5.000%. The current UPB is xx. As per the tape, the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. As per the tape, the deferred balance is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $582.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $582.18 with an interest rate of 7.630%. The current UPB is xx and the deferred balance is $494.82.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and the deferred balance is $494.82.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $589.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $589.59 with an interest rate of 4.740%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the tape data, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine RFD.
According to the seller’s data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $835.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $435.43 with an interest rate of 3.670%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,574.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,090.36 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2014.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $472.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $297.13 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025.  The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is illness of the borrower.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,825.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $869.57 with an interest rate of 5.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, the property was damaged due to tornado on xx/xx/2024. The borrower received a claim check in the amount of xx. As per the collection comment dated xx/xx/2025, the borrower received a claim check in the amount of xx. Unable to determine the estimated cost of repairs. No comments have been found regarding repair completion.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per the collection comment dated 5/10/2024, the property was damaged due to tornado and date of loss was XXXX. The comment dated 5/10/2024 shows that, the borrower received a claim check in the amount of $XXXX. As per the collection comment dated 6/30/2025, the borrower received a claim check in the amount of $XXXX. Unable to determine the estimated cost of repairs. No comments have been found regarding repair completion."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $774.09 (PITI), which was applied for the due date of 0xx/xx/2025. The current P&I is $590.12 with an interest rate of 11.890%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, current occupancy is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $945.41 (PITI) which was applied for the due date of xx/xx/2025. The current P&I is $414.70 with an interest rate of 4.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $945.41 (PITI) which was applied for the due date of xx/xx/2025. The current P&I is $414.70 with an interest rate of 4.00%. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the seller’s tape, the loan was modified on xx/xx/2018.
As per the tape, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $905.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $905.00 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $739.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $507.59 with an interest rate of 5.250%. The current UPB is xx and the deferred balance is $673.95.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and the deferred balance is $673.95.
As per the comment dated xx/xx/2024, the RFD is excessive obligation.
As per the seller’s tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2019.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,886.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,153.29 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the reason for default is payment dispute.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan has been modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2024, the reason for default is payment dispute."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,072.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $651.39 with an interest rate of 11.125%. The current UPB reflected as per payment history is xx. The deferred balance is $3,883.86.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The deferred balance is $3,883.86.
As per the tape, the loan was modified on xx/xx/2020.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $368.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $368.66 with an interest rate of 8.240%. The current UPB reflected as per the payment history is xx and the deferred balance is $270.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
As per collection comment dated xx/xx/2024, the RFD is excessive obligation.
As per tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $878.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $675.28 with an interest rate of 8.990%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,223.14.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,215.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,096.66 with an interest rate of 6.880%. The current UPB is xx and the deferred balance is $931.16.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for the default is excessive obligations.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 03 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $914.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $699.42 with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,305.29.	Collections Comments:According to the servicing comments, the current status of the loan is foreclosure.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 03 months, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is illness of the borrower.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2021.
The foreclosure was initiated on xx/xx/2024. The complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2024, the sale is scheduled for xx/xx/2024. As per the collection comment dated xx/xx/2024, the file was closed due to reinstatement. As per the collection comment dated xx/xx/2025, the foreclosure was reinitiated. The complaint was filed on xx/xx/2025. The sale is scheduled for xx/xx/2025. As per the collection comment dated xx/xx/2025, the file is closed due to reinstatement. As per the collection comment dated xx/xx/2025, the foreclosure was reinitiated. Further details are not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:The foreclosure was initiated on xx/xx/2024. The complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2024, the sale is scheduled for xx/xx/2024. As per the collection comment dated xx/xx/2024, the file was closed due to reinstatement. As per the collection comment dated xx/xx/2025, the foreclosure was reinitiated. The complaint was filed on xx/xx/2025. The sale is scheduled for xx/xx/2025. As per the collection comment dated xx/xx/2025, the file is closed due to reinstatement. As per the collection comment dated xx/xx/2025, the foreclosure was reinitiated. Further details are not provided.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2006 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of $7,517.45, which was applied for the due dates of xx/xx/2024 to xx/xx/2024. The PH shows a large transaction on xx/xx/2025 in the total amount of $5,487.36, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The current UPB is xx. As per the collection comment dated xx/xx/2024 and xx/xx/2025, the loan was reinstated."
								* Recent Foreclosure Sale - Need Update (Lvl 3) "As per the collection comment dated xx/xx/2025, the foreclosure was reinitiated. The complaint was filed on xx/xx/2025. The sale is scheduled for xx/xx/2025. As per the collection comment dated xx/xx/2025, the file is closed due to reinstatement."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,524.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,551.69 with an interest rate of 6.625%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the comment dated xx/xx/2023, the reason for default is business failure.
As per the tape, the loan was modified on xx/xx/2016.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,052.86 with an interest rate of 3.125%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,965.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,287.93 with an interest rate of 5.380%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
 No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,260.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,095.27 with an interest rate of 7.88%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the loan was modified on xx/xx/2014.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,514.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,026.94 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the RFD is curtailment of income.
As per the comment dated xx/xx/2024, the property is occupied by an ‘unknown party’.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2017.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. The complaint was filed on xx/xx/2024. The service was completed on xx/xx/2024. The judgment was entered on xx/xx/2024. As per the comment dated xx/xx/2024, the sale was scheduled for xx/xx/2024. The sale was postponed due to loss mitigation.  As per the comment dated xx/xx/2024, the sale was canceled as the reinstatement funds were received.  The FC was on hold.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. The complaint was filed on xx/xx/2024. The service was completed on xx/xx/2024. The judgment was entered on xx/xx/2024. As per the comment dated xx/xx/2024, the sale was scheduled for xx/xx/2024. The sale was postponed due to loss mitigation. As per the comment dated xx/xx/2024, the sale was canceled as the reinstatement funds were received.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* HOA/COA lien against property (Lvl 3) "As per the comment dated xx/xx/2024, there is a HOA lien which was recorded on xx/xx/2023 in the amount of $xx. The subject property is located at xx. This can be cured by repayment of the unpaid lien along with late fees and unpaid interest."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2006 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2022 to xx/xx/2024. The current UPB is xx. As per the collection comment dated xx/xx/2024, the loan has been reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,225.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $633.12 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,644.78 with an interest rate of 4.875%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is xx.
As per the collection comment dated xx/xx/2025, the reason for default is illness of borrower.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,621.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,621.13 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $8,217.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,415.13 with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,121.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,266.39 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
As per the collection comment dated xx/xx/2023, the reason for default is excessive obligation.
As per the seller’s tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Unavailable
		Bankruptcy Comments:Unavailable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $890.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $241.75 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine reason for default.
As per tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $983.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $680.23 with an interest rate of 5.480%. The current UPB is xx and deferred balance is $4,558.55.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received was on xx/xx/2025 in the amount of $1,622.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $914.07 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
As per the seller’s tape, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, 1xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $443.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $443.92 with an interest rate of 11.450%. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,736.59.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,917.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,392.20 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection. According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
As per the comment dated xx/xx/2024, the subject property was damaged. Unable to determine the nature of the damage.
  The borrower filed an insurance claim. As per the comment dated xx/xx/2025, the repairs were in progress. Unable to confirm the status of repairs. Further details not provided.
As per the seller’s tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per the comment dated 2/29/2024, the subject property was damaged. Unable to determine the nature of the damage. The borrower filed an insurance claim. As per the comment dated 7/16/2025, the repairs were in progress. Unable to confirm the status of repairs. Further details not provided."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,433.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $867.13 with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,144.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,063.44 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,429.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,136.22 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The reason for default is unable to be determined.
As per the seller’s tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
As per seller's tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,235.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,645.17 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $859.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $562.12 with an interest rate of 7.036%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,654.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $975.49 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,655.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,905.64 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the tape data, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2023.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,410.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $856.60 with an interest rate of 4.130%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2024, the reason for default is excessive obligations.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2017.
As per the collection comment dated xx/xx/2024, the file was initiated on the loan in 2024. As per the collection comment dated xx/xx/2024, the foreclosure sale is scheduled on xx/xx/2024. The foreclosure file was closed on xx/xx/2024.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the collection comment dated xx/xx/2024, the file was initiated on the loan in 2024. As per the collection comment dated xx/xx/2024, the foreclosure sale is scheduled on xx/xx/2024. The foreclosure file was closed on xx/xx/2024.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2014 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of $8625.97, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. As per the collection comment dated xx/xx/2024, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,467.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $999.20 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the borrower filed bankruptcy with case # XXXX. Unable to confirm the current status of bankruptcy from CC.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2024, the borrower filed bankruptcy with case # xx. Unable to confirm the current status of bankruptcy from CC.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,527.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,030.56 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
According to the servicing comment dated xx/xx/2024, the RFD is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,525.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $678.35 with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2023, there is a payment dispute. No further details are provided.
As per the collection comment dated xx/xx/2025, the reason for default was excessive obligations.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Written or verbal dispute (Lvl 3) "As per the collection comment dated xx/xx/2023, there is a payment dispute. No further details are provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,061.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,388.58 with an interest rate of 3.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
According to the collection comment dated xx/xx/2025, the RFD is servicing problems.
As per tape data, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,982.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,732.71 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $998.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $536.12 with an interest rate of 6.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,649.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,173.17 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,033.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $643.80 with an interest rate of 9.060%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine reason for default.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,077.99(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $717.98 with an interest rate of 8.790%. The current UPB reflected as per the payment history is xx and the deferred balance is $4,812.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB xx.
No details pertaining to the damage to the subject property have been observed.
According to the collection comment dated xx/xx/2025, the RFD is curtailment of income.
As per tape, the subject property is owner-occupied.
As per tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,085.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $905.34 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,607.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $713.68 with an interest rate of 5.250%. The current UPB, as per the payment history, is xx, and the deferred balance is $3,663.22.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the reason for the default is excessive obligations.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,674.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,421.78 with an interest rate of 9.430%. The current UPB reflected as per the payment history is xx.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  As per the collection comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
  As per the seller’s tape, the loan was modified.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,956.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,690.75 with an interest rate of 7.562%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the occupancy of the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,567.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $908.11 with an interest rate of 6.835%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comments dated xx/xx/2025, the subject property occupancy is tenant occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,084.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,084.34 with an interest rate of 7.600%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan has been modified.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,192.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $968.24 with an interest rate of 11.690%. The current UPB reflected as per the payment history is xx and the deferred balance is $9,288.61.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
The RFD is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 03 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,042.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $740.46 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 03 months, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and the collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,215.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,215.46 with an interest rate of 2.630%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,135.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $728.25 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
  As per the tape, the loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, for xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025.
								The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,679.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,076.67 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the occupancy of the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,563.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,381.00 with an interest rate of 11.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the property occupancy is stated as an investor.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,568.53 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $889.47 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,529.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,373.92 with an interest rate of 7.880%. The current UPB, as per the payment history, is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the borrower filed bankruptcy under Chapter 13 with case # xx. As per the comment dated xx/xx/2024, the bankruptcy was discharged. Further details are not available.
As per the comment dated xx/xx/2025, the reason for the default is excessive obligations.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2024, the borrower filed bankruptcy under Chapter 13 with case # xx. As per the comment dated xx/xx/2024, the bankruptcy was discharged. Further details are not available.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $348.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $281.62 with an interest rate of 6.230%. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,106.31.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
  As per the tape, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, the subject property had damages. The repairs needed for the new roof are due to some shingles falling from the roof due to bad weather.
As per the tape, the loan was modified on xx/xx/2015, and the deferred balance is $4,106.31.
  No foreclosure activity has been found.
As per the collection comment dated xx/xx/2024, the borrower, XXXX, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2022.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the collection comment dated xx/xx/2024, the borrower, XXXX, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2022. Further details are not provided.			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the collection comment dated xx/xx/2024, the subject property had damages. The repairs needed for the new roof are due to some shingles falling from the roof due to bad weather. The cost of repair is not available. No comments have been found regarding repair completion."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,623.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,256.10 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the occupancy of the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $818.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $616.05 with an interest rate of 5.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
  As per the tape, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
  The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,795.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,113.08 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The RFD is unable to be determined.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."
								* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2025, the borrower was deceased. The date of death is not mentioned."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $942.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $671.82 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.
The PH shows a large transaction on xx/xx/2024 and xx/xx/2023 in the total amount of xx. As per the collection comment dated xx/xx/2024 and xx/xx/2023 these are the borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy.
According to payment history  as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the borrower filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2020. BK is still active.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2025, the borrower filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2020. BK is still active.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $558.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $334.12 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is excessive obligations.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,416.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,011.78 with an interest rate of 6.775%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property occupancy is stated as an investor.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, for xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,055.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $810.07 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx, and there is a deferred balance of xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2024, the reason for default is his wife's injury in a car accident.
As per the collection comment dated xx/xx/2024, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
  As per the tape, the loan was modified on xx/xx/2024.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,222.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,222.45 and the interest rate is 7.890%. The current UPB reflected as per the payment history is xx and the deferred balance is $7,489.88.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $7,489.88.
As per the seller’s tape, the subject property is owner occupied.
Unable to determine the reason for the default.
As per the seller’s tape, the loan was modified.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,245.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,630.45 with an interest rate of 8.750%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,200.56 with an interest rate of 3.625%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on 0xx/xx/2025 in the amount of $569.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $384.28 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,386.44.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the collection comments dated xx/xx/2025, the RFD is an excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2013, and the deferred balance is $2,386.44.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2023, a dispute has been found regarding a payment. Further details not found."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,519.73 with an interest rate of 5.625%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $1,519.73 with an interest rate of 5.630%. The current UPB reflected as per the tape is xx.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,182.81, which was applied for the due date of xx/xx/2025. The current P&I is $4,182.81 with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is a secondary home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower has been delinquent for one month, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $2,676.56 with an interest rate of 1.130%. The current UPB reflected as per the tape is xx, and the deferred balance is $774.95.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to tape data as of xx/xx/2025, the borrower has been delinquent for one month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,254.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $873.45 with an interest rate of 7.490%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,368.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $624.59 with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, from 1/26/24 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, for xx/xx/2024, for xx/xx/2025, for xx/xx/2025 and xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,789.52(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,059.40 with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
According to the servicing comment dated xx/xx/2024, the RFD is an excessive obligation.
As per the tape data, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2022.
As per the comment dated xx/xx/2024, there is a payment dispute. Further details not provided.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2024, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,761.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,625.36 with an interest rate of 5.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $782.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $495.75 with an interest rate of 7.500%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,328.53 with an interest rate of 5.000%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $170.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $107.49 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx. There is a deferred balance in the amount of xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025 The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
As per the comment dated xx/xx/2024, the foreclosure was initiated. As per the comment dated xx/xx/2024, there is a title issue, and the FC was placed on hold. The title issue was that the property is a mobile home. No details have been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the property is owner-occupied.
As per the seller’s tape, the property is a mobile home.
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated. As per the comment dated xx/xx/2024, there is a title issue, and the FC was placed on hold. The title issue was that the property is a mobile home. No details have been found.
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* Title Issue (Lvl 4) "As per the comment dated 3/2/2024, the foreclosure was initiated. As per the comment dated 3/13/2024, there is a title issue, and the FC was placed on hold. Further details not provided."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,078.64, which was applied for the due date of xx/xx/2025. The current P&I is $1,078.64 with an interest rate of 8.000%. The current UPB is xx, and the deferred balance is $6,651.81.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,557.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $794.50 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx, and the deferral balance is xx.
 As per the comments dated xx/xx/2024 and xx/xx/2024, the payments made in May 2024 and October 2024 are borrower payments.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferral balance is xx.
As per the servicing comment dated xx/xx/2023, the reason for default is unemployment.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,589.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,026.81 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comments dated xx/xx/2024, the subject property is occupied by unknown party.

No details pertaining to the damage to the subject property have been observed.
As per the collection comments, the loan has been modified on xx/xx/2024.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan. As per the comment dated xx/xx/2024, the FC was placed on hold due to modification. Further details not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan. As per the comment dated xx/xx/2024, the FC was placed on hold due to modification. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2024. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $571.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $480.46 with an interest rate of 8.800%. The current UPB reflected as per the payment history is xx and the deferred balance is $951.74.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $951.74.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the loan was modified on xx/xx/2021.
No information has been found related to damage or repairs.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,027.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,398.92 with an interest rate of 9.940%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2020.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,320.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $839.89 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $572.24 with an interest rate of 4.250%. The current UPB reflected as per the tape is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx and the deferred balance is xx.
As per the collection comment dated xx/xx/2025, the reason for default was excessive obligation.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $633.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $342.68 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  As per the collection comment dated xx/xx/2023, the reason for default is the death of a borrower's family member.
  As per the comment dated xx/xx/2023, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, and xx/xx/2024 and xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and xx/xx/2024 to xx/xx/2024 and xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,453.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $698.94 with an interest rate of 5.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
As per the seller’s tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,430.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,485.82 with an interest rate of 8.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the occupancy of the subject property is stated as investment.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,563.54 with an interest rate of 3.875%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,098.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $289.62 with an interest rate of 4.500%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2022.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $901.61 with an interest rate of 7.182%. The current UPB reflected as per the tape is xx and the deferred balance is xx.
Collections Comments:According to the servicing comments, the loan is currently performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
As per tape, the loan was modified on xx/xx/2021.
Unable to determine RFD.
As per the comment dated xx/xx/2025, the roof and backyard structure of the property was damaged. Unable to determine the cost of repair. No information has been found regarding completion of repairs."
No foreclosure activity has been found.
No post-close bankruptcy record has been found

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,091.72, which was applied for the due date of xx/xx/2025. The current P&I is $688.94 with an interest rate of 3.75%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $700.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $380.25 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx. As per the collection comment dated xx/xx/2025, the payments received in the month of June 2025 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for the default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,375.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $594.01 with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the tape, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on in the amount of (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,437.45 with an interest rate of 9.450%. The current UPB reflected as per the payment history is xx, and the deferred principal balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred principal balance is xx.
Unable to determine the reason for the default.
The loan was modified on xx/xx/2021.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,248.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $761.29 with an interest rate of 5.00%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the tape, the loan was modified on xx/xx/2016.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,200.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $937.83 with an interest rate of 10.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $886.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $758.91 with an interest rate of 5.800%. The current UPB reflected as per the payment history is xx, and the deferred balance is $758.91.
..
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,120.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,247.94 with an interest rate of 3.010%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the loan was modified on xx/xx/2017.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
According to the collection comment dated xx/xx/2025, currently the property is occupied by an unknown party..
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $600.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $600.50 with an interest rate of 8.480%. The current UPB reflected as per the payment history is xx and the deferred balance is $9,176.11.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025, the reason for default was the curtailment of income.
As per the tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the subject property needs repairs for damaged fence. The cost of repair is not available. CCs do not show details regarding damage/repairs. No comments have been found regarding repair completion.
As per the seller's tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the collection comment dated xx/xx/2025, the subject property needs repairs for damaged fence. The cost of repair is not available. CCs do not show details regarding damage/repairs. No comments have been found regarding repair completion."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the PH as of xx/xx/2025, the borrower is current with the loan, and the next due date was xx/xx/2025. The last payment was received on xx/xx/2025. The current P&I is $968.62 with an interest rate of 7.150%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in foreclosure.
According to the PH as of xx/xx/2025, the borrower is current with the loan, and the next due date was xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the property has hail damage. The DOL is xx/xx/2025 and the estimated repair amount is $7,939.43. Unable to determine repairs have been done. further details not provided.
As per the seller’s tape, the loan was modified on xx/xx/2024.
As per the comment dated xx/xx/2025, the foreclosure was initiated on xx/xx/2025. The first legal was filed on xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure sale scheduled for xx/xx/2025 was cancelled due to reinstatement. Further details not provided.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on xx/xx/2025. The first legal was filed on xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure sale scheduled for xx/xx/2025 was cancelled due to reinstatement. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,248.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $695.03 with an interest rate of 6.950%. The current UPB reflected as per the payment history is xx, and the deferred amount is $3,548.90.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,104.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $558.04 with an interest rate of 10.860%. The current UPB reflected as per the payment history is xx, and the deferred balance is $7,060.97.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx, and the deferred balance is $7,060.97.
As per the collection comment dated xx/xx/2024, the reason for the default is excessive obligations.
As per the collection comment dated xx/xx/2024, the subject property occupancy is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2024, there is a payment dispute. Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023."
								* Written or verbal dispute (Lvl 3) "As per the collection comment dated xx/xx/2024, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The last payment was received on xx/xx/2025 in the amount of $2,036.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,511.57 with an interest rate of 10.990%. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025 and xx/xx/2025, the payments made in the months of xx/xx/2025 and xx/xx/2025 were borrower payments.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The current UPB is xx.
As per tape data, the occupancy of the subject property is stated as an investor.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $384.00 with an interest rate of 4.375%. The current UPB reflected as per the tape is xx and the deferred balance is $5,440.92.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx and the deferred balance is $5,440.92.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the loan was modified on xx/xx/2022.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $556.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $280.96 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx and the deferral balance is in the amount of xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferral balance is in the amount of xx.
Unable to determine the RFD.
As per the comment dated xx/xx/2025, the subject property is unknown-occupied.
As per the comment dated xx/xx/2024, the shingles on the subject property were damaged. As per the comment dated xx/xx/2025, the subject property's roof needs to be repaired. Unable to determine the cost of repairs. No further details have been found.
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,489.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $742.61 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $693.85, which was applied for the due date of xx/xx/2025. The current P&I is $441.70 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $875.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $558.10 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is $5,013.16.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* As per modification agreement lender has agreed to waive or forgive a large unpaid balance (Lvl 4) "As per the seller’s tape data, the loan was modified on 06/18/2020. As per the comment dated 03/19/2025, there is a forgiveness. The amount of forgiven is not provided. Further details not available."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $1,311.21 with an interest rate of 3.50%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per tape, the subject property occupancy is stated as second home.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024 and for xx/xx/2024. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,379.00(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $574.71 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per collection comment dated xx/xx/2025, the reason for default is death of borrower.
As per collection comment dated xx/xx/2025, the subject property is vacant.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Deceased Borrower(s) (Lvl 3) "As per the collection comment dated xx/xx/2025, the borrower, xx, was deceased. The date of death is not found in the collection comments. Further details not found."
								* Property is Vacant (Lvl 3) "As per collection comment dated xx/xx/2025, the subject property is vacant."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,428.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $994.12 with an interest rate of 5.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the subject property has roof damage. Unable to determine the estimated cost of repairs and the completion of repairs. No further details are available.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the collection comment dated xx/xx/2023, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."
								* The property has unrepaired damages (Lvl 3) "As per the collection comment dated xx/xx/2024, the subject property has roof damage. Unable to determine the estimated cost of repairs and the completion of repairs. Subsequent comments do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,378.76 with an interest rate of 4.380%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,517.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,136.67 with an interest rate of 4.750%. The current UPB is xx. The tape shows a deferred balance in the amount of xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2010.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,733.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $655.26 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the borrower filed bankruptcy, and the BK was discharged. Further details were not provided.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2024, the borrower filed bankruptcy, and the BK was discharged. Further details were not provided.			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2010 with a loan amount of xx. The PH shows a large transaction payment in March 2024 in the total amount of $7,382.28, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The collection comment dated xx/xx/2024 shows the HAF funds were received. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,665.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,281.50 with an interest rate of 10.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2006 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of $7,339.85, which was applied for the due dates of xx/xx/2023 to xx/xx/2023. The current UPB is xx. Downgraded to LVL3 and treating as BWR payments."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,964.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,087.83 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
As per seller’s tape, the loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $319.46 with an interest rate of 3.880%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
The RFD is unable to be determined.
As per tape data, the subject property occupancy is an investor.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Unavailable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,118.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $619.93 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
As per the tape data, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* Code Enforcement Lien (Lvl 4) "As per the collection comment dated 3/27/2024, there is a code enforcement lien against the subject property in the amount of $XXXX. No comments have been found regarding the recording details."	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $954.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $520.17 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, for xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,244.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $615.39 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,088.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $758.26 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $743.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $391.97 with an interest rate of 3.340%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,275.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,205.58 with an interest rate of 9.450%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,065.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,626.05 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2025 to xx/xx/2025, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,049.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,566.24 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,146.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,146.09 with an interest rate of 11.125%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to 09/13/2024and from xx/xx/2025 to xx/xx/2024, for xx/xx/2025, for xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape, as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,451.22 with an interest rate of 4.250%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $1,451.22 with an interest rate of 4.250%. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the RFD.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, and from 06/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,004.72, which was applied for the due date of xx/xx/2025. The current P&I is $1,004.72 with an interest rate of 9.000%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
As per tape data, the loan has been modified.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $588.53 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $588.53 with an interest rate of 5.740%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,560.27.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
As per the tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and for xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,623.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,964.26 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,260.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $763.13 with an interest rate of 4.800%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2021.
As per the comment dated xx/xx/2023, the borrower's income was impacted by covid-19.
As per the comment dated xx/xx/2025, the subject property is occupied by unknown party..
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan. As per the comment dated xx/xx/2024, the foreclosure stopped due to the loan was reinstated.
No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan. As per the comment dated xx/xx/2024, the foreclosure stopped due to the loan was reinstated.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 3) "As per the comment dated xx/xx/2023, the borrower's income was impacted by covid-19."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2006 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of $8,823.78, which was applied for the due dates of xx/xx/2024 to xx/xx/2024. The current UPB is xx. As per the comment dated xx/xx/2024, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $3,024.57 with an interest rate of 2.875%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner occupied.
Unable to determine the RFD.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,218.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,591.55 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $585.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $381.74 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.
Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per comment dated xx/xx/2025, reason for default is excessive obligation.
As per tape data, the subject property occupancy is investor.
No details pertaining to the damage to the subject property have been observed.
   No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,520.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,862.77 with an interest rate of 13.625%. The current UPB, as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the reason for the default is the illness of the borrower family member.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,786.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,134.00 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is $7,966.32.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
  As per the tape, the loan was modified on xx/xx/2013, and the deferred balance is $7,966.32.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. The complaint was filed on xx/xx/2023. As per the comment dated xx/xx/2023, the foreclosure sale is scheduled for xx/xx/2024. As per the comment dated xx/xx/2024, the file was closed due to the loan had been reinstated.
  No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. The complaint was filed on xx/xx/2023. As per the comment dated xx/xx/2023, the foreclosure sale is scheduled for xx/xx/2024. As per the comment dated xx/xx/2024, the file was closed due to the loan had been reinstated.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2008 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. As per the collection comment dated xx/xx/2024, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,145.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,483.94 with an interest rate of 4.380%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is occupied by unknown party.
As per comment dated xx/xx/2024, RFD is reduction in income.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per comment dated xx/xx/2024, the FC is put on hold. Further details not provided.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per comment dated xx/xx/2024, the FC is put on hold. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2022 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. As per the collection comment dated xx/xx/2024, the loan has been reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,500.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $696.37 with an interest rate of 8.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in bankruptcy.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2023, the bankruptcy was filed under chapter 13 on xx/xx/2023. As per the collection comment dated xx/xx/2024, the proof of claim was filed. As per the collection comment dated xx/xx/2025, the chapter 13 plan filed on xx/xx/2025 was confirmed on xx/xx/2025. The borrower shall pay $350.00 per month for 18 months, then $575.00 per month for 16 months, then $1850.00 per month for 42 months. The BK is active. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the collection comment dated xx/xx/2023, the bankruptcy was filed under chapter 13 on xx/xx/2023. As per the collection comment dated xx/xx/2024, the proof of claim was filed. As per the collection comment dated xx/xx/2025, the chapter 13 plan filed on xx/xx/2025 was confirmed on xx/xx/2025. The borrower shall pay $350.00 per month for 18 months, then $575.00 per month for 16 months, then $1850.00 per month for 42 months. The BK is active. Further details not provided.	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2008 with a loan amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2024. The current UPB is xx. Treating as BWR funds from XX."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $974.81 with an interest rate of 3.625%. The current UPB reflected as per the tape is xx.	Collections Comments:The current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
Unable to determine the reason for default.
As per the tape data, the occupancy of the subject property is stated as investment.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, from xx/xx/2024 to xx/xx/2024, and for xx/xx/2024. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,544.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,544.61 with an interest rate of 7.050%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
  As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,354.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,766.69 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per collection comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $760.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $760.30 with an interest rate of 10.990%. The current UPB reflected as per the payment history is xx and the deferred balance is $3,448.62.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is the death of the borrower's family member.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,749.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,030.96 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,639.97.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is unemployment.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per seller's tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,534.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,245.97 with an interest rate of 8.390%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,580.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,097.18 and the interest rate is 7.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the occupancy of the subject property is a second home.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,069.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,100.68 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on 0xx/xx/2025 in the amount of $1,677.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,668.44 with an interest rate of 8.490%. The current UPB reflected as per the tape data is xx.The tape data shows a deferred balance in the amount of xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape  is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the date of modification is unavailable.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $698.12 (PITI), which was applied for the due date of xx/xx/2025 with an interest rate of 3.250%. The current P&I is $388.12. The current UPB reflected as per the tape is xx.
The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. As per the comment dated xx/xx/2024, these are the borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is in collections.
According to tape as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the comment dated xx/xx/2025, the RFD is death of borrower.
As per the comment dated xx/xx/2024, the property is occupied by an ‘unknown party’.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2025."
								* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2025, the borrower was deceased. The date of death is not mentioned."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $581.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $277.60 with an interest rate of 3.250%. The current UPB is xx. As per the tape, the deferred balance is $832.80.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx. As per the tape, the deferred balance is $832.80.
As per the collection comment dated xx/xx/2025, the reason for default is the excessive obligation.
As per the collection comment dated xx/xx/2023, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2001 with a loan amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of $6,322.64, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,491.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,058.55 with an interest rate of 3.125%. The current UPB is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
According to the servicing comment dated xx/xx/2024, the RFD is excessive obligation.
As per the seller’s tape, the loan was modified on xx/xx/2023.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2017. As per comment dated xx/xx/2024, the FC is put on hold due to loss mitigation. Further details not provided.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2017. As per comment dated xx/xx/2024, the FC is put on hold due to loss mitigation. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,069.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $644.97 with an interest rate of 3.380%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, the reason for default is excessive obligations.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $823.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $690.04 with an interest rate of 10.020%. The current UPB, reflected as per the payment history, is xx. The deferred balance is $1,196.38.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine RFD.
According to the seller’s data, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, there is a payment dispute. Further details not provided.
As per the comment dated xx/xx/2025, the subject property was damaged. Unable to determine type of damage. Cost of repairs not provided. Further details not provided. Subsequent CCs do not show damage.
As per the seller’s tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2025, the subject property was damaged. Unable to determine type of damage. Cost of repairs not provided. Further details not provided. Subsequent CCs do not show damage."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2025, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the details of the last payment received. The current P&I is $2,839.72 with an interest rate of 3.250%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $589.98 (PITI), which was applied for the due date of 0xx/xx/2025. The current P&I is $348.24 with an interest rate of 3.880%. The current UPB reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,177.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $483.78 with an interest rate of 2.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2023, the step modification was approved. The modified monthly P&I of $483.78 with an interest rate of 2.000% starting on xx/xx/2023, which will be changed in 5 steps until the new maturity date of xx/xx/2057. The rate will change in 5 steps, which end with 5.250%.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2004 with a loan amount of xx. The PH shows a large transaction of principal payments other than P&I on xx/xx/2023 in the amount of $7,630.96. The current UPB is xx. Downgraded to LVL3 and treating as BWR payments."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,134.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $693.12 with an interest rate of 4.630%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
As per the tape, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2024, the bankruptcy was filed under chapter 13 with case #xx in 2019. The POC was filed on xx/xx/2024. As per the collection comment dated xx/xx/2025, the BK was discharged on xx/xx/2025. Further details are not provided.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the collection comment dated xx/xx/2024, the bankruptcy was filed under chapter 13 with case #xx in 2019. The POC was filed on xx/xx/2024. As per the collection comment dated xx/xx/2025, the BK was discharged on xx/xx/2025. Further details are not provided.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is delinquent with the loan for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,131.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,355.70 with an interest rate of 4.750%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx, and the deferred balance is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
As per the comment dated xx/xx/2023, the borrower had filed bankruptcy under Chapter 13 with case #xx. The case was dismissed on xx/xx/2023. As per the latest comment dated xx/xx/2025, the borrower had filed bankruptcy under chapter 13 with case #XXXX on xx/xx/2025. As per the proposed chapter 13 plan, the borrower has to pay $750.00 per month for 60 months.  The plan objection is in process. Further details are not provided.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2023, the borrower had filed bankruptcy under Chapter 13 with case #xx. The case was dismissed on xx/xx/2023. As per the latest comment dated xx/xx/2025, the borrower had filed bankruptcy under chapter 13 with case #25-17208 on xx/xx/2025. As per the proposed chapter 13 plan, the borrower has to pay $750.00 per month for 60 months. The plan objection is in process. Further details are not provided.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2025. The comment history is missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $987.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $987.11 with an interest rate of 11.440%. The current UPB is xx and the deferred balance is $8,270.74.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and the deferred balance is $8,270.74.
Unable to determine the RFD.
As per the seller’s tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,625.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,153.24 with an interest rate of 8.125%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,590.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1256.93 with an interest rate of 10.550%. The current UPB reflected as per payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2022.
As per the comment dated xx/xx/2025, the reason for default is mortgagor death.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2025, the borrower is deceased. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,652.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,198.71 with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2024, the co-borrower, xx
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,540.22(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,854.82 with an interest rate of 5.130%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB  is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $625.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $353.30 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,137.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $721.54 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is $5,593.10.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
  As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2023.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,363.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,988.04 with an interest rate of 8.130%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,070.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,744.00 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $914.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $593.51 with an interest rate of 3.75%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the loan was modified on xx/xx/2023.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,572.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,900.14 with an interest rate of 4.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, current occupancy is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $442.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $413.00 with an interest rate of 5.00%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
  As per tape data, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,629.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $948.55 with an interest rate of 6.700%. The current UPB reflected as per the payment history is xx, and the deferred balance is $7,230.38.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
As per the tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2355.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,504.32 with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2023, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2025, the borrower is unemployed.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,314.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,018.66 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is a system issue with the website.
As per the seller’s tape, the property occupancy is stated as an investor.
No details regarding damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $742.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $578.42 with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
According to the servicing comment dated xx/xx/2024, the reason for default is the death of a family member.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $682.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $467.33 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1452.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,077.35 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The current UPB is xx.
  As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $298.85, which was applied for the due date of xx/xx/2025. The current P&I is $298.85 with an interest rate of 6.709%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history, as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,432.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $723.40 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,265.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,835.31 with an interest rate of 7.990%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the property occupancy is stated as an investor.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,599.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,620.34 with an interest rate of 6.300%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $871.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $871.16 with an interest rate of 9.230%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The reason for default is unable to be determined.
As per tape data, the subject property is owner-occupied.
 No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,372.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $946.97 with an interest rate of 2.880%. The current UPB is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
According to the servicing comment dated xx/xx/2025, the RFD is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $816.33, which was applied for the due date of xx/xx/2025. The current interest-only payment is $653.66 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the occupancy of the subject property is stated as investment.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,035.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $627.05 with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $969.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $859.22 with an interest rate of 8.590%. The current UPB is xx. As per the tape deferred balance is $9,099.13.	Collections Comments:According to the servicing comments, the current status of the loan is in collections.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. As per the tape deferred balance is $9,099.13.
As per the comment dated xx/xx/2024, the RFD is unemployment.
As per the comment dated xx/xx/2024, the borrower's income has been impacted due to covid-19.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown.
As per the tape data, the loan was modified on xx/xx/2021.
The comment dated xx/xx/2025 shows the potential property loss as critical. No further details have been found.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "The comment dated 6/25/2025 shows the potential property loss as critical. No further details have been found."	* Borrower's Income is impacted by Covid-19 (Lvl 3) "As per the comment dated xx/xx/2024, the borrower's income has been impacted due to covid-19."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is delinquent with the loan for 3 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,056.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,682.71 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in foreclosure.
According to payment history as of xx/xx/2025, the borrower is delinquent with the loan for 3 months, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the tape, the loan was modified on xx/xx/2020.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. Further details are not available.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. Further details are not available.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The payment history is missing from xx/xx/2024 to xx/xx/2024."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2007 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2022 to xx/xx/2024. The current UPB is xx. As per the collection comment dated xx/xx/2024, the funds were received through HAF."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,020.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,195.43 with an interest rate of 4.380%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,694.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,840.24 with an interest rate of 8.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in bankruptcy.
According to payment history, as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
  As per the seller’s tape, the loan was modified on xx/xx/2021.
The foreclosure was initiated. As per the collection comment dated xx/xx/2024. The foreclosure was put on hold due to bankruptcy. Further details are not provided.
As per the collection comment dated xx/xx/2024, the borrower filed bankruptcy under Chapter 7 with the case no. xx.  As per the collection comment dated xx/xx/2025, the BK is still active. Further details are not provided.
Foreclosure Comments:The foreclosure was initiated. As per the collection comment dated xx/xx/2024. The foreclosure was put on hold due to bankruptcy. Further details are not provided.
		Bankruptcy Comments:As per the collection comment dated xx/xx/2024, the borrower filed bankruptcy under Chapter 7 with the case no. xx. As per the collection comment dated xx/xx/2025, the BK is still active. Further details are not provided.			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2017 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2022 to xx/xx/2024. The current UPB is xx. As per the collection comment dated xx/xx/2024, the loan has been reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,356.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,264.10 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the subject property was damaged due to hail on xx/xx/2025. As per the collection comment dated xx/xx/2025, three claim checks were sent in the total amount of xx. No comments have been found regarding the completion of repairs.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per the collection comment dated 6/4/2025, the subject property was damaged due to hail on 3/14/2025. As per the collection comment dated 9/16/2025, three claim checks were sent in the total amount of $XXXX. No comments have been found regarding the completion of repairs."	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $410.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $410.33 with an interest rate of 11.964%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,014.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $812.27 with an interest rate of 6.940%. The current UPB is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2024.
As per the comment dated xx/xx/2023, the foreclosure was initiated in 2023. The foreclosure sale is scheduled for xx/xx/2024. As per the collection comment dated xx/xx/2024, the foreclosure is on hold due to trial mod. As per the collection comment dated xx/xx/2024, the loan was modified. The foreclosure was closed.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated in 2023. The foreclosure sale is scheduled for xx/xx/2024. As per the collection comment dated xx/xx/2024, the foreclosure is on hold due to trial mod. As per the collection comment dated xx/xx/2024, the loan was modified. The foreclosure was closed.

		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,126.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,745.24 with an interest rate of 7.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the reason for default is unemployment.
As per the seller's tape, the subject property is stated as a second home.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $3,039.03 with an interest rate of 4.130%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
Unable to determine, the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2025. The comment history is missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $2,199.60 with an interest rate of 6.500%. The current UPB reflected as per the tape data is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, for xx/xx/2024, and for xx/xx/2024. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $912.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $473.99 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the loan was modified on xx/xx/2022.
As per the seller’s tape, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, xx/xx/2023 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2023, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,801.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,803.59 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2013
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,002.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,002.34 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape data, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,832.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,762.03 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
  As per the tape, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $749.03, which was applied for the due date of xx/xx/2025. The current P&I is $749.03 with an interest rate of 10.000%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the seller’s tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $943.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $663.43 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,010.97.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,010.97.
As per the collection comments dated xx/xx/2025, the reason for default was excessive obligations.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2025, the borrower filed bankruptcy with the case #xx on xx/xx/2021. The BK was discharged on xx/xx/2022 and terminated on xx/xx/2022.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the collection comment dated xx/xx/2025, the borrower filed bankruptcy with the case #xx on xx/xx/2021. The BK was discharged on xx/xx/2022 and terminated on xx/xx/2022.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,336.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $563.00 with an interest rate of 5.740%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
  As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,943.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,285.92 with an interest rate of 9.130%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per seller’s tape data, the property occupancy is stated as an investment.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,574.53 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,098.17 with an interest rate of 6.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,041.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $538.99 with an interest rate of 5.750%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2018.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,558.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,233.24 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
As per tape data, the subject property occupancy is an investor.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,949.51(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,038.00 with an interest rate of 8.710%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the property occupancy is stated as an investor.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,752.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,998.72 with an interest rate of 6.100%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the property occupancy is stated as an investor.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,179.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,581.05 with an interest rate of 6.490%. The current UPB reflected as per the payment history is xx. As per the collection comment dated xx/xx/2024, the payments received in the month of April 2024 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,072.77(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $566.27 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
The loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,411.54, which was applied for the due date of xx/xx/2025. The current P&I is $2,411.54 with an interest rate of 5.490%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $745.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $745.86 with an interest rate of 10.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is $9,571.99.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $9,571.99.
As per the comment dated xx/xx/2025, the reason for default is the death of the borrower.
As per the tape, the loan was modified on xx/xx/2020.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2025, the borrower was deceased. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $586.37 with an interest rate of 6.120%. The current UPB reflected as per the tape is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx and the deferred balance is xx.
As per the collection comment dated xx/xx/2025, the RFD is curtailment of income.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape, the loan modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,360.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,906.04 with an interest rate of 7.940%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,501.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,610.78 with an interest rate of 3.900%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
As per tape data, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,401.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $910.18 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,820.36.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per tape, the subject property is owner-occupied.
  No details regarding damage to the subject property have been observed.
As per tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,222.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,153.57 with an interest rate of 9.990%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine last payment received. The current P&I is $2,084.00 with an interest rate of 3.500%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner occupied.
Unable to determine the RFD.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,157.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $847.04 with an interest rate of 3.750%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,711.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,703.63 with an interest rate of 5.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is curtailment of income.
As per the collection comment dated xx/xx/2024, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $607.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $607.99 with an interest rate of 8.73%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,737.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,816.07 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,231.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,510.30 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $986.44, which was applied for the due date of xx/xx/2025. The current P&I is $986.44 with an interest rate of 9.990%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,720.62.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,827.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,276.80 with an interest rate of 9.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $658.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $658.99 with an interest rate of 10.600%. The current UPB is xx. The tape shows a deferred balance in the amount of $4,896.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The tape shows a deferred balance in the amount of $4,896.00.
Unable to determine RFD.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,673.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,391.71 with an interest rate of 8.090%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,685.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,685.75 with an interest rate of 3.750%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
 According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are missing from xx/xx/2023 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,118.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $612.80 with an interest rate of 4.000%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $818.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $670.87 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,287.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $672.31 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2023, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2023, the reason for default is excessive obligations.
 As per the tape data, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,303.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,555.85 with an interest rate of 2.875%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller's tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, for xx/xx/2024, for xx/xx/2024, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $698.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $698.97 with an interest rate of 12.298%. The current UPB reflected as per the payment history is xx. The deferred balance is $8,029.32.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The deferred balance is $8,029.32.
As per the tape, the loan was modified on xx/xx/2018.
As per the comment dated xx/xx/2024, the reason for default is extended problems.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,695.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $685.55 with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per payment history is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,711.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,755.25 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the servicing comment dated xx/xx/2023, the foreclosure was initiated on the loan. As per the servicing comment dated xx/xx/2023, the foreclosure sale was scheduled for xx/xx/2023. As per servicing comments dated xx/xx/2023, the foreclosure was put on hold for loss mitigation. As per servicing comments dated xx/xx/2023, the foreclosure file closed. Further details are not provided.
As per the servicing comment dated xx/xx/2023, the loan was modified on xx/xx/2023 with the new principal balance of xx, and the maturity date is xx/xx/2048. The trial payment is for xx/xx/2023 to xx/xx/2023.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the servicing comment dated xx/xx/2023, the foreclosure was initiated on the loan. As per the servicing comment dated xx/xx/2023, the foreclosure sale was scheduled for xx/xx/2023. As per servicing comments dated xx/xx/2023, the foreclosure was put on hold for loss mitigation. As per servicing comments dated xx/xx/2023, the foreclosure file closed. Further details are not provided.
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,633.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,848.98 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx and the deferred amount is $3,804.52.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred amount is $3,804.52.
As per the servicing comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the servicing comment dated xx/xx/2025. The foreclosure was initiated on the loan on xx/xx/2025. As per servicing comments dated xx/xx/2025, the foreclosure sale was scheduled for xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure file has been closed due to the loan was reinstated.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2023, the loan was modified on xx/xx/2023.
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/2025, the property is occupied by an unknown party.
Foreclosure Comments:As per the servicing comment dated xx/xx/2025. The foreclosure was initiated on the loan on xx/xx/2025. As per servicing comments dated xx/xx/2025, the foreclosure sale was scheduled for xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure file has been closed due to the loan was reinstated.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2006 with a loan amount of xx. PH shows a large transaction in the amount of xx on xx/xx/2025, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. In the collection comment dated xx/xx/2025, the loan was reinstated. The current unpaid principal balance is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,637.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,317.88 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The current UPB reflected as per the tape is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2014.
As per the comment dated xx/xx/2025, the borrowers, xx, are deceased.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."
								* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2025, the borrowers,xx, are deceased."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $944.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $752.99 with an interest rate of 8.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,753.86.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is a payment dispute.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
As per the comments dated xx/xx/2024, the BK with the Chapter 13 plan with case xx was discharged on xx/xx/2024.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comments dated xx/xx/2024, the BK with Chapter 13 plan with case xx was discharged on xx/xx/2024.			xx	3: Curable		* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2025, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,563.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,418.28 with an interest rate of 4.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
According to the collection comments, the borrower, xx, deceased on xx/xx/2025.
As per the collection comment dated xx/xx/2025, RFD is the death of the borrower.
As per the tape, current occupancy is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."
								* Deceased Borrower(s) (Lvl 3) "According to the collection comments, the borrower,xx, deceased on xx/xx/2025. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $916.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $916.21 with an interest rate of 7.860%. The current UPB, as per the payment history, is xx and the deferred amount is $916.21.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the seller's tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,599.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,499.92, with an interest rate of 9.100%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine RFD.
As per the tape data, the loan was modified.
As per the tape data, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,948.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,774.78 with an interest rate of 4.125%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2023, the reason for the default is the inability to sell the property.
As per the comment dated xx/xx/2023, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2018.
The foreclosure was initiated on the loan. Unable to confirm the current status of the foreclosure. As per the collection comment dated xx/xx/2023, the foreclosure was closed as the borrower reinstated the loan.
No post-close bankruptcy record has been found.
Foreclosure Comments:The foreclosure was initiated on the loan. Unable to confirm the current status of the foreclosure. As per the collection comment dated xx/xx/2023, the foreclosure was closed as the borrower reinstated the loan.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2007 with a loan amount of xx. The PH shows a large transaction on xx/xx/2023 in the total amount of xx, which was applied for the due dates of xx/xx/2020 to xx/xx/2023. The current UPB is xx. As per the collection comment dated xx/xx/2023, the loan was reinstated."
								* The foreclosure is contested by Borrower/ interested party (Lvl 3) "As per the collection comment dated xx/xx/2023, the contested matter was filed. No comments have been found stating that the contested matter has been resolved. Further details not provided. Downgraded to LVL3 as BWR reinstated loan in 10/23 in the amount of $xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,945.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,037.71 with an interest rate of 3.7500%. The current UPB reflected as per the payment history is xx.
As per the collection comments dated xx/xx/2025, xx/xx/2025 and xx/xx/2025, the payments received in the months of April, May and June 2025 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.

As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,455.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,058.31. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the seller’s tape, the subject property type stated as an investment.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,320.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $984.38 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,724.92.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data the loan was modified on xx/xx/2018.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,521.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $987.50 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the seller’s tape, the occupancy of the subject property is stated as investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025, for xx/xx/2025, xx/xx/2025, and xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,223.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,540.10 with an interest rate of 3.625%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $442.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $331.20 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx and the deferred balance is $4,275.09.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,689.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,541.05 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
As per the comment dated xx/xx/2024, the reason for default was the illness of mortgagor.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,966.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,157.59 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per payment history is xx.
Unable to determine RFD
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $2,883.83 with an interest rate of 6.250%. The current UPB reflected as per tape is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The deferred balance is xx.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the loan modification was completed. The loan was modified on xx/xx/2025.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,136.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,619.71 with an interest rate of 8.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025, RFD is an excessive obligation.
As per the tape, current occupancy is owner-occupied.
According to the collection comment dated xx/xx/2025, the roof of subject property was damaged. The estimated repair cost is xx. The borrower file claim for the amount off xx, out of which he received $10.000 and remaining balance will be transferred over R/E balance. As per latest collection comment dated xx/xx/2025, the roof was replaced and solar was also removed and replaced which was cost to xx. Further details are not provided.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "According to the collection comment dated 06/13/2025, the roof of the subject property was damaged. The estimated repair cost is $XXXX. The borrower filed a claim for the amount of $XXXX, out of which he received $XXXX, and the remaining balance will be transferred over to the R/E balance. According to the latest collection comment dated 07/21/2025, the roof was replaced, and the solar panels were removed and replaced at a cost of $XXXX. Further details are not provided."	xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $884.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $884.71 and the interest rate is 6.410%. The current UPB reflected as per the payment history is xx and the deferred balance is $4,201.27.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $4,201.27.
As per the seller’s tape, the subject property is owner occupied.
Unable to determine the reason for the default.
As per the seller’s tape, the loan was modified on xx/xx/2012.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,125.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,256.29 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 from xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,692.41 (PITI). The current P&I is $1,692.41 with an interest rate of 6.550%. The current UPB reflected as per the tape data is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is xx.
Unable to determine the RFD.
As per the servicing comment date xx/xx/2024, the subject property is owner-occupied.
The loan was modified on xx/xx/2020.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $773.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $773.73 with an interest rate of 7.250%. The current UPB is xx. As per the tape, the deferred balance is $4,799.76.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx. As per the tape, the deferred balance is $4,799.76.
Unable to determine the reason for the default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $820.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $393.43 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner occupied.
As per the tape, the loan was modified on xx/xx/2016.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,348.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,064.65 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.1.80.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,640.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $944.35 with an interest rate of 7.876%. The current UPB reflected as per the tape is xx, and the deferred amount is $4,508.05.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comments dated xx/xx/2024, the reason for default is curtailment of income.
  As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
  As per the seller’s tape data, the loan was modified on xx/xx/2008.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,619.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,089.03 with an interest rate of 3.400%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current P&I is $1,089.03 with an interest rate of 3.400%. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025, RFD is an excessive obligation.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024.""											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,354.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,104.67 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx. As per the comment dated xx/xx/2025, the payments made in the month of Mar 2025 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2024, the RFD is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $941.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $668.38 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is investor occupied.
Unable to determine RFD.
The loan has not been modified since origination.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,641.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,132.22 with an interest rate of 2.490%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
  The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The last payment was unable to be determined. The current P&I is $1,656.48 with an interest rate of 3.720%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The last payment was unable to be determined. The current P&I is $1,656.48 with an interest rate of 3.720%. The current UPB reflected as per the tape is xx.
 The subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,566.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,630.85 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	4: Unacceptable	* Code Enforcement Lien (Lvl 4) "As per the collection comment dated 12/08/2023, there is one code violation lien active against the subject property. The subject property is located in California. This can be cured by paying off the unpaid lien along with late fees and unpaid interest."	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2025, from xx/xx/2025 to xx/xx/2025, for xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2006 with a loan amount of xx. The PH shows a large transaction on xx/xx/2023 in the total amount of xx, which was applied for the due dates of xx/xx/2022 to xx/xx/2023. The current UPB is xx. As per the collection comment dated xx/xx/2023, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,343.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $745.16 with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,475.28.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2008.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $747.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $747.67 with an interest rate of 9.530%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,735.90.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,735.90.
As per the comment dated xx/xx/2023, the reason for default is excessive obligation.
As per the tape, the loan was modified on xx/xx/2016.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,544.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,040.05 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the loan was modified on xx/xx/2016.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,534.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is$1,648.18 with an interest rate of 4.130%. The current UPB reflected as per the payment history is xx and deferred balance is $3,627.70.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,094.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $985.05 with an interest rate of 11.480%. The current UPB is xx and the deferred balance is $9,290.59.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and the deferred balance is $9,290.59.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the seller’s tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2018.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $478.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $478.27 with an interest rate of 10.460%. The current UPB is xx. The deferred balance is $6,293.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the loan was modified.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $757.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $757.91 with an interest rate of 9.150%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,277.64.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2018.
  No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $939.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $939.03 with an interest rate of 5.99%. The current UPB reflected as per the payment history is xx, and the deferral amount is $5,744.81.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB as per the tape is xx.
Unable to determine reason for default.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $657.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $481.67 with an interest rate of 8.980%. The current UPB reflected as per the payment history is xx, and the deferred balance is $5,468.15.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $5,468.15.
Unable to determine the reason for the default.
As per the tape, the loan was modified.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	2: Acceptable with Warnings			* Delinquent Taxes (Lvl 2) "As per the comment dated 04/08/2025, the annual installment of county taxes for 2024 is delinquent in the amount of $2,479.40."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,463.70, which was applied for the due date of xx/xx/2025. The current P&I is $1,457.34 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per tape data, the subject property occupancy stated is an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower has been 2 months delinquent with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,502.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $295.71 with an interest rate of 2.000%. The current UPB reflected as per the tape is xx.
PH shows a large transaction on xx/xx/2024 in the amount of xx. As per the collection comment dated xx/xx/2024, these are the borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to tape as of xx/xx/2025, the borrower has been 2 months delinquent with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
According to the collection comment dated xx/xx/2025 current occupancy is occupied by unknown party.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $358.90 with an interest rate of 4.750%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,088.53 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $684.19 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the seller’s tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The comment history is missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,159.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,589.86 with an interest rate of 7.80%. The current UPB reflected as per the payment history is xx, and the deferred balance is $7,418.02.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $7,418.02.
As per the tape, the loan was modified on xx/xx/2014.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $715.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $555.00 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is stated as an investment.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,107.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $827.74 with an interest rate of 5.834%. The current UPB reflected as per the payment history is xx, and the deferred balance is $7,041.72.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,423.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $873.24 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for default is illness of the borrower.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,397.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $323.83 with an interest rate of 3.884%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,917.45.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is owner-occupied.
As per the comment dated xx/xx/2024, the RFD is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,005.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,005.12 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,720.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,307.39 with an interest rate of 10.750%. The current UPB reflected as per the payment history is xx, and the deferred amount is $7,950.70.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $639.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $639.72 with an interest rate of 7.230%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
  As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
As per the comment dated xx/xx/2023, the loan is in bankruptcy under Chapter 7. Bankruptcy was discharged.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2023, the borrower filed bankruptcy. under chapter 7 in 2023. Bankruptcy was discharged. Further details not provided.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,564.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,094.19 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from 1xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $692.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $407.39 with an interest rate of 4.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the loan was modified on xx/xx/2018.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the subject property was damaged. The comment dated xx/xx/2024 states that the claim check in the amount of $119.37 was deposited. The nature of the damage and the estimated cost of repair are not available. The comment dated xx/xx/2025 states that a copy of the adjuster’s estimate for the damage has been requested. No comment has been found regarding completion of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	4: Unacceptable	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 4) "The subject property is located in the state of FL inXXXX, and the property address is XXXX. The property is located in a FEMA-designated disaster area that was declared for a hurricane on XXXX. Comments do not show an estimate for the cost and extent of repairs."
							* The property has unrepaired damages (Lvl 4) "As per the comment dated 08/07/2024, the subject property was damaged. The comment dated 10/16/2024 states that the claim check in the amount of $XXXX was deposited. The nature of the damage and the estimated cost of repair are not available. The comment dated 07/07/2025 states that a copy of the adjuster’s estimate for the damage has been requested. Comments do not show an estimate for the cost and extent of repairs."	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,035.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $722.17 with an interest rate of 3.630%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
According to the servicing comment dated xx/xx/2025, the RFD is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the FC was initiated on xx/xx/2024. The complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2024, the FC sale was scheduled on xx/xx/2024. As per the comment dated xx/xx/2024, the FC was put on hold due to reinstatement. As per the comment dated xx/xx/2024, the FC file was closed.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2024, the FC was initiated on xx/xx/2024. The complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2024, the FC sale was scheduled on xx/xx/2024. As per the comment dated xx/xx/2024, the FC was put on hold due to reinstatement. As per the comment dated xx/xx/2024, the FC file was closed.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $909.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $722.14 with an interest rate of 8.230%. The current UPB reflected as per the payment history is xx. The deferred balance is $6,653.33.	Collections Comments:According to tape data, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is occupied by an unknown person.
Unable to determine RFD.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $518.96, which was applied for the due date of xx/xx/2025. The current P&I is $518.96 with an interest rate of 9.840%. The current UPB is xx, and the deferred balance is $1,495.65.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
The foreclosure was initiated in 2024. As per the collection comment dated xx/xx/2024, the complaint was filed on xx/xx/2024. As per the collection comment dated the foreclosure was closed as the loan was reinstated. No further details are available.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2025, the reason for default is the death of the borrower.
As per the seller’s tape, the subject property is owner-occupied.
Foreclosure Comments:The foreclosure was initiated in 2024. As per the collection comment dated xx/xx/2024, the complaint was filed on xx/xx/2024. As per the collection comment dated the foreclosure was closed as the loan was reinstated. No further details are available.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2023, the borrower xx was deceased. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,410.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,093.14 with an interest rate of 8.850%. The current UPB as per the payment history is xx, and the deferred balance is $1,633.26.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx, and the deferred balance is $1,633.26.
As per the comment dated xx/xx/2024, the reason for default is health issues and other expenses.
As per the tape, the loan was modified on xx/xx/2022.
As per the comment dated xx/xx/2024, the repayment plan of 6 months was discussed with the borrower.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,710.84 (PITI), which was applied for the due date of 07/01//2025. The current P&I is $2,585.57 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
According to the servicing comment dated xx/xx/2024, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
According to the servicing comment dated xx/xx/2024, the borrower filed bankruptcy under Chapter 7 and was discharged. No further details provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the servicing comment dated xx/xx/2024, the borrower filed bankruptcy under Chapter 7 and was discharged. No further details provided.	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2007 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. According to the collection comment dated xx/xx/2024, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $815.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $606.84 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the collection comment dated xx/xx/2025, the subject property has unknown occupancy.
No details regarding damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,404.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,678.62 with an interest rate of 4.700%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
The reason for default is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,487.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,553.90 with an interest rate of 11.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2024, the subject property is a tenant.
As per the collection comment dated xx/xx/2025, the reason for default is decreased income.
As per the tape data, the loan was modified on xx/xx/2021.
As per the tape data, the foreclosure was initiated on the loan on xx/xx/2024. Additional details are not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the tape data, the foreclosure was initiated on the loan on xx/xx/2024. Further details not provided.

		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,501.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $947.28 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,355.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,508.99 with an interest rate of 6.090%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,042.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $752.79 with an interest rate of 11.420%. The current UPB reflected as per the payment history is xx, and the deferred balance is $5,126.60.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,097.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $779.11 with an interest rate of 6.880%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2012.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
According to the collection comments, the borrower, xx, filed bankruptcy under Chapter 11 on xx/xx/2013. As per the latest collection comment dated xx/xx/2025, the current status of BK is active, the current status of the loan is performing, and the borrower wants BK to close on xx/xx/2025. Further details not provided.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:According to the collection comments, the borrower, xx, filed bankruptcy under Chapter 11 on xx/xx/2013. As per the latest collection comment dated xx/xx/2025, the current status of BK is active, the current status of the loan is performing, and the borrower wants BK to close on xx/xx/2025. Further details not provided.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $745.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $356.26 with an interest rate of 8.000%. The current UPB as per the payment history is xx, and the deferred balance is $7,509.54.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the tape, the loan was modified on xx/xx/2018.
As per the comment dated xx/xx/2025, the reason for default is illness of the borrower.
As per the comments dated xx/xx/2023 and xx/xx/2024, the borrower had filed bankruptcy on xx/xx/2019 with the case #XXXX As per the comment dated xx/xx/2025, the BK case was dismissed.
As per the comment dated xx/xx/2025, the loan was reinstated.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the comments dated xx/xx/2023 and xx/xx/2024, the borrower had filed bankruptcy on xx/xx/2019 with the case xx. The chapter 13 plan dated xx/xx/2017 was confirmed on xx/xx/2019. The debtor shall pay $315.00 monthly for 60 months. The POC was filed on xx/xx/2019 with an arrears amount of $596.82. As per the comment dated xx/xx/2024, the final cure response was filed on xx/xx/2024, and the agreed order of final cure was filed on xx/xx/2024. As per the comment dated xx/xx/2025, the BK case was dismissed.
					xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2005 with a loan amount of xx. The PH shows a large transaction in the amount of $6,412.68 on xx/xx/2025, which was applied for the due dates from xx/xx/2023 to xx/xx/2025. The current UPB is xx. As per the collection comment dated xx/xx/2025, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,302.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $753.93 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx, and there is a deferred balance of xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2024, the reason for the default is   excessive obligations.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details regarding damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
  No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $821.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $533.60 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The current UPB is xx.

As per the seller’s tape data, the subject property is owner-occupied.

No details pertaining to the damage to the subject property have been observed.

As per the seller’s tape data, the loan was modified on xx/xx/2020.

As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per collection comments dated xx/xx/2024, FC stopped due to reinstatement. Further details not provided.

No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,470.19 with an interest rate of 5.000%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,477.72 (PITI), which was applied for the due date of xx/xx/2026. The current P&I is $744.74 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the tape, the loan was modified on xx/xx/2012.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the borrower had filed bankruptcy under chapter 13 on xx/xx/2017 with the case #17-22352. As per the comment dated xx/xx/2025, the BK case was discharged on xx/xx/2025.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2024, the borrower had filed bankruptcy under chapter 13 on xx/xx/2017 with the case #xx. As per the comment dated xx/xx/2023, the chapter 13 plan dated xx/xx/2017 was confirmed on xx/xx/2018. The POC was filed on xx/xx/2017. As per the comment dated xx/xx/2024, the debtor shall pay the trustee the amount of $2,993.98 for 60 months. As per the comment dated xx/xx/2024, the trustee has disbursed xx towards pre-petition and xx towards post-petition payments. The motion to deed current was filed on xx/xx/2025. As per the comment dated xx/xx/2025, the BK case was discharged on xx/xx/2025.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,387.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $798.10 with an interest rate of 7.357%. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2023, the payments made in September 2023 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the RFD.
As per the comment dated xx/xx/2025, the subject property is unknown-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2006.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,003.35 with an interest rate of 6.750%. The current UPB reflected as per the tape is xx and the deferred amount of xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2024.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $847.00 with an interest rate of 3.000%. The current UPB reflected as per the tape is xx.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $3,509.00 with an interest rate of 5.880%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the reason for the default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and 1/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,400.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,686.34 with an interest rate of 3.875%. The current UPB is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,475.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $848.03 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.
The PH shows a large transaction on xx/xx/2024 in the total amount of $7,829.28. The CC dated xx/xx/2024 shows the same amount paid by the borrower.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for the default is excessive obligations.
As per the comment dated xx/xx/2025, the subject property was damaged due to wind on xx/xx/2024. The insurance claim was received in the amount of xx on xx/xx/2025.  Unable to confirm the status of repairs. Further details not provided.
As per the seller’s tape, the loan was modified on xx/xx/2009.
As per the comment dated xx/xx/2025, the foreclosure was initiated.  As per the comment dated xx/xx/2025, the foreclosure was on hold due to a title resolution issue. As per the comment dated xx/xx/2025, the foreclosure was closed due to reinstatement.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated.  As per the comment dated xx/xx/2025, the foreclosure was on hold due to a title resolution issue. As per the comment dated xx/xx/2025, the foreclosure was closed due to reinstatement.
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per the comment dated 5/10/2025, the subject property was damaged due to wind on 4/2/2024. The insurance claim was received in the amount of $XXXX on 6/9/2025. Unable to confirm the status of repairs. Further details not provided."	* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2007 with a loan amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The current UPB is xx. As per the comment dated xx/xx/2025, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,203.75, which was applied for the due date of xx/xx/2025. The current P&I is $1,647.45 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx..18.
As per tape data, the subject property occupancy is an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2024. The collection comments are available from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. Unable to determine last payment received. The current P&I is $546.78 with an interest rate of 6.880%. The current UPB as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to the tape as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB as per the tape is xx, and the deferred balance is xx.
As per the comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the comment dated xx/xx/2024, the trial plan was offered to the borrower, which was effective from xx/xx/2024 to xx/xx/2024 in the amount of $1,115.44.
As per the tape, the loan was modified on xx/xx/2024.
As per the comment dated xx/xx/2024, the borrower’s income was impacted due to covid-19.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $878.19, which was applied for the due date of xx/xx/2025. The current P&I is $878.19 with an interest rate of 9.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
  Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $904.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $569.28 with an interest rate of 8.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is excessive obligations.
As per the tape, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,857.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,201.80 with an interest rate of 7.875%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2024, the bankruptcy was filed with case #xx. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2024.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the collection comment dated xx/xx/2024, the bankruptcy was filed with case #xx. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2024.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2023. The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,831.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,405.84 with an interest rate of 7.38%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2023, the loan modification was completed. The new UPB is xx, the new interest rate is 7.375%, P&I is $1,405.84, and the new balloon payment is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the comment dated xx/xx/2023, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, The bk case terminated on xx/xx/2024. No more information regarding the bankruptcy.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2024, the BK case terminated on xx/xx/2024. No more information regarding the bankruptcy.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,096.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,481.70 with an interest rate of 6.780%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $762.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $762.04 with an interest rate of 8.600%. The current UPB reflected as per the payment history is xx, and the deferral amount is $1,280.20.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The reason for default is not available in latest servicing comments.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the occupancy of the subject property was owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and for xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,808.51 with an interest rate of 2.750%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the loan is currently performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,894.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,215.40 and the interest rate is 6.000%. The current UPB reflected as per the payment history is xx and the deferred balance is $8,383.31.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $8,383.31.
As per the seller’s tape, the occupancy of the subject property is a second home.
As per the comment dated xx/xx/2024, the reason for the default is curtailment of income.
As per the seller’s tape, the loan was modified on xx/xx/2011.
As per the comment dated xx/xx/2025, the loan modification was reviewed.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,498.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $990.11 with an interest rate of 4.380%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1020.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $751.56 with an interest rate of 9.450%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,651.92.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment date xx/xx/2024, the subject property is owner-occupied.
As per the tape data, the date of modification is unavailable.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,786.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,054.05 with an interest rate of 8.000%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
As per the seller’s tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,357.02, which was applied for the due date of xx/xx/2025. The current P&I is $1,067.26 with an interest rate of 11.625%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is Performing
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
As per tape data, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,071.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $702.37 with an interest rate of 6.200%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,486.97.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
As per the tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $980.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $580.84 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
According to the seller’s data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,020.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,603.89 with an interest rate of 4.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
According to the seller’s tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,425.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $894.49 with an interest rate of 5.950%. The current UPB reflected as per the payment history is xx, and the deferred amount is $1,296.68.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine reason for default.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $838.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $521.83 with an interest rate of 3.040%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,091.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,871.46 with an interest rate of 11.130%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per servicing comment dated xx/xx/2025, the reason for default is death of borrower.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2021.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $995.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $454.12 with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,270.60.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2024, the RFD is an excessive obligation.
As per the comment dated xx/xx/2024, there is a payment dispute. Further details not found.
As per the seller’s tape data, the loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2024, there is a payment dispute. Further details not found."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,170.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,637.90 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx and the deferred balance is $3,275.80.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,275.80.
As per tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the reason for the default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,887.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,847.10 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $868.36(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $547.89 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx and deferred balance is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2024, the occupancy is occupied by an unknown.
According to the collection comment, FC was initiated on xx/xx/2024. Further details are not available.
As per the seller’s tape, the loan was modified on xx/xx/2017.
No details pertaining to the damage to the subject property have been observed.
According to the collection comment dated xx/xx/2024, bankruptcy is active. Further details not provided.
Foreclosure Comments:According to the collection comment, FC was initiated on xx/xx/2024. Further details are not available.
		Bankruptcy Comments:According to the collection comment dated xx/xx/2024, bankruptcy is active. Further details not provided.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on 0xx/xx/2025 in the amount of $1,722.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,640.73 with an interest rate of 5.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine RFD.
As per the seller’s tape, the loan was modified on xx/xx/2019.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,311.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,277.95 with an interest rate of 6.650%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2024.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,352.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,028.99 with an interest rate of 5.130%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
According to the collection comment dated xx/xx/2024, the RFD is excessive obligation.
According to the collection comment dated xx/xx/2025, the subject property is owner-occupied.
As per seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,567.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,282.04 with an interest rate of 8.437%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2023. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,132.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $649.57 with an interest rate of 5.375%. The current UPB reflected as per the payment history is xx, and the deferred balance is $9,961.91.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comments dated xx/xx/2024, the RFD is excessive obligations.
As per the seller’s tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $796.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $796.65 with an interest rate of 6.800%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
The loan was not modified since origination.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,099.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $722.19 with an interest rate of 4.458%. The current UPB reflected as per the payment history is xx, and the deferred balance is $8,099.23.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $8,099.23.
As per the tape, the loan was modified on xx/xx/2018.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,573.25, which was applied for the due date of xx/xx/2025. The current P&I is $1,573.25 with an interest rate of 10.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is $682.04.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $686.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $448.70 with an interest rate of 7.125%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,420.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $654.38 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Borrower's Income is impacted by Covid-19 (Lvl 3) "As per the collection comments dated xx/xx/2023, the borrower's income was impacted by covid-19."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,301.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,626.60 with an interest rate of 4.750%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2011.
As per the seller’s tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2023, the subject property was damaged due to a flood on xx/xx/2023. The claim amount is xx, the loss draft check received on xx/xx/2023. The status of repairs is not provided. Further details not provided.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, for xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."
								* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2023, the subject property was damaged due to flood on xx/xx/2023. The claim amount is xx. The loss draft check was received on xx/xx/2023 in the amount of xx. Subsequent comments do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,187.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,030.49 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2023. The collection comments are available from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,259.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,611.57 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,734.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,450.24 with an interest rate of 8.125%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $903.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $641.32 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
The RFD is unable to be determined.
As per the seller’s tape, the loan was modified on xx/xx/2010.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $632.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $227.83 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx, and the deferred amount is $455.66.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the RFD is excessive obligations.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,437.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,185.73 with an interest rate of 3.630%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
As per seller’s tape data, the property occupancy is stated as an investment.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $640.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $463.14 with an interest rate of 9.730%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per tape, loan was modified on xx/xx/2019.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 4) "The subject property is located in the state of MO in XXXX, and the property address is XXXX. The property is located in a FEMA-designated disaster area that was declared for severe storms, straight-line winds, tornadoes, and wildfires on 5/21/2025. The subsequent CCs are missing.""												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,016.04, which was applied for the due date of xx/xx/2025. The current P&I is $1,016.04 with an interest rate of 7.990%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,555.10.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected is xx.
As per the seller’s tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $970.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $800.44 with an interest rate of 6.250%. The current UPB is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and the deferred balance is xx.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,411.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,004.50 with an interest rate of 5.760%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2013.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comments are available from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, xx/xx/2024, from xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,818.55(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,243.27 with an interest rate of 3.750%. The current UPB reflected is xx. The tape shows deferred balance in the amount of $2,486.54.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The tape shows a deferred balance in the amount of $2,486.54.
Unable to determine RFD.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2018.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The comment history is missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,197.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,485.11 with an interest rate of 8.440%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is unemployment.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $918.56, which was applied for the due date of xx/xx/2025. The current P&I is $918.56 with an interest rate of 7.150%. The current UPB reflected as per the payment history is xx, and the deferred balance is $8,879.25.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2025, the taxes for 2024 have been delinquent in the amount of $1,074.59.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."	* Delinquent Taxes (Lvl 2) "As per the collection comment dated 2/25/2025, the taxes for 2024 have been delinquent in the amount of $1,074.59."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $318.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $318.82 with an interest rate of 7.150%. The current UPB reflected as per the payment history is xx, and the deferred balance is $724.71.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected is xx.
Unable to determine the reason for the default.
As per the comment dated xx/xx/2024, the borrower states the subject property was damaged due to a Tropical Storm XXXX. The estimated repair amount is $5,000. No comments found stating repairs have been done. Further details not provided. Subsequent comments do not show any damage.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025"
								* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2024, the borrower states the subject property was damaged due to a Tropical Storm XX. The estimated repair amount is $5,000. No comments found stating repairs have been done. Further details not provided. Subsequent comments do not show any damage"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,251.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $954.36 with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month on the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $488.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $488.48 with an interest rate of 7.670%. The current UPB reflected as per the payment history is xx. The deferred balance is $3,372.84.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month on the loan, and the next due date is xx/xx/2025. The current UPB is xx. The deferred balance is $3,372.84.
As per the tape, the loan was modified on xx/xx/2024.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the comment dated xx/xx/2025, the borrower was approved for a payment plan for a 5-month period. The plan started on xx/xx/2025, and it will end on xx/xx/2026. Further details not provided.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,979.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,203.35 with an interest rate of 6.000%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2023.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, for xx/xx/2024 and xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,792.43(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,288.43 with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx and the deferred balance is $2,430.44.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The reason for default is unable to be determined.
As per the tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,011.1 with an interest rate of 5.250%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2024, the cease and desist is active on file. No further details are provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Cease and desist letter (s) / evidence found in file (Lvl 3) "As per the collection comment dated xx/xx/2024, the cease and desist is active on file. No further details are provided."
								* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,615.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,850.52 with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2015.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $569.80 (PITI), which was applied for the due date of 0xx/xx/2025. The current P&I is $486.22 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller tape the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, 1xx/xx/2024 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."
								* Deceased Borrower(s) (Lvl 3) "According to the collection comments dated on xx/xx/2024, the borrower was deceased. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,406.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,301.03 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the comment dated xx/xx/2025, the occupancy of the subject property is an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $910.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $836.36 with an interest rate of 5.8650%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the RFD is death of the borrower.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the subject property is occupied by an ‘unknown’ party.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2024, the borrower is deceased. The date of the death is not mentioned."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $852.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $617.13 with an interest rate of 11.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $919.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $919.31 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine reason for default.
As per the seller’s tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2017 with a loan amount of xx. The PH shows a large transaction of principal payments other than P&I on xx/xx/2025 in the amount of xx. The current UPB is xx. Treating as additional BWR payment based on PH and amount."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,428.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,216.55 with an interest rate of 6.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,388.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,335.98 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx, and the deferred balance is in the amount of xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is in the amount of xx.
As per the tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2021.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,382.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,763.80 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,808.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,059.21 with an interest rate of 4.250%. The current UPB reflected as per payment history is xx. The deferred balance is xx.
As per collection comment dated xx/xx/2025, the payments received in the month of Apr 2025 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The deferred balance is xx.
As per the tape, the loan was modified on xx/xx/2017.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the comment dated xx/xx/2025, the subject property's occupancy is unknown.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $698.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $629.14 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,875.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,614.41 with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $2,666.72 with an interest rate of 7.900%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
As per the comment dated xx/xx/2025, the reason for the default is curtailment of income.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
As per tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,595.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,187.57 with an interest rate of 7.990%. The current UPB is xx. The tape shows a deferred balance in the amount of $5,684.74.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The tape shows a deferred balance in the amount of $5,684.74.
Unable to determine RFD.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The comment history is missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $9,822.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $9,822.14 with an interest rate of 7.840%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower has been delinquent with the loan for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,937.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $595.74 with an interest rate of 4.000%. The current UPB reflected as per the tape is xx.

Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to the tape as of xx/xx/2025, the borrower has been delinquent with the loan for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,204.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,356.59 with an interest rate of 7.290%. The current UPB, as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the seller's tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $599.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $599.74, with an interest rate of 7.230%. The current UPB reflected as per the payment history is xx, and the deferred amount is $6,885.64.

Collections Comments:
According to the servicing comments, the current status of the loan is performing.
According to payment history as of  xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine RFD.
As per the tape data, the loan was modified.
As per the tape data, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,220.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,824.42 with an interest rate of 6.990%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is a secondary home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,127.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $813.83 with an interest rate of 5.980%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the RFD is an excessive obligation.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,610.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,794.85 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx and as per comment dated xx/xx/2025 the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The new UPB is xx.
No details pertaining to the damage to the subject property have been observed.
According to collection comment dated xx/xx/2025, the subject property is occupied by unknown-party.
As per the collection comment dated xx/xx/2025, the RFD is excessive obligation.
According to the collection comment dated xx/xx/2025, the loan was modified. The new UPB is xx, and the new interest rate is 4.375%. The new P&I is $1,794.85; the new deferred balance is $8,0807.17.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,747.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,581.71 with an interest rate of 8.875%. The current UPB reflected as per the payment history is xx. As per the comment dated xx/xx/2025, the borrower has made the payment in the amount of xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the reason for default was excessive obligations.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the occupancy of the subject property is a second home.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,192.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,533.09 and the interest rate is 6.000%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
As per the seller’s tape, the subject property is owner occupied.
As per the seller’s tape, the loan was modified on xx/xx/2020.
As per the comment dated xx/xx/2023, there is a payment dispute.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,250.66 (PITI), which was applied for the due date of xx/xx/2025. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2024.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,247.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $854.04 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $440.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $440.75 with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,153.12.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2020.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $732.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $732.70 with an interest rate of 10.670%. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,198.28.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,198.28.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the loan was modified on xx/xx/2023.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,120.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,120.21 with an interest rate of 2.880%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,602.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,835.69 with an interest rate of 3.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2022.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,608.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,887.59 with an interest rate of 10.875%. The current UPB reflected as per the payment history is xx. As per tape, the deferred amount is $5,506.96.
Collections Comments:According to the servicing comments, the loan is currently performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx. As per tape, the deferred amount is $5,506.96.
As per the servicing comment dated xx/xx/2025, the reason for default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2020.
As per the servicing comment dated xx/xx/2025, the foreclosure was initiated in 2017 with the loan. As per the servicing comment dated xx/xx/2025, the foreclosure file has been closed due to reinstatement.
No post-close bankruptcy record has been found.
As per servicing comments dated xx/xx/2025, the subject property has been occupied by an unknown party.
Foreclosure Comments:As per the servicing comment dated xx/xx/2025, the foreclosure was initiated in 2017 with the loan. As per the servicing comment dated xx/xx/2025, the foreclosure file has been closed due to reinstatement.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,715.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $6,707.58 with an interest rate of 6.630%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,909.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,909.22 with an interest rate of 9.200%. The current UPB is xx. As per the tape, the deferred balance is $5,186.88.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
 According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. As per the tape, the deferred balance is $5,186.88.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
As per tape, the loan was modified.
  No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,605.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,286.77 with an interest rate of 12.200%. The current UPB is xx and deferred balance is $2,152.66.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan has been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2023, the reason for default is the illness of the borrower.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,269.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,269.76 with an interest rate of 7.980%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine RFD.
According to the seller’s data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2007.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $964.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $513.80 with an interest rate of 3.380%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the RFD is excessive obligation.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
As per the tape, the loan was modified on xx/xx/2016.
As per the comment dated xx/xx/2025, the subject property was damaged. The borrower received a loss draft check in the amount of xx.  The nature of the damage and cost of repair are not available. No comments have been found regarding repair completion.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per the comment dated 07/15/2025, the subject property was damaged. The borrower received a loss draft check in the amount of $XXXX. The nature of the damage and cost of repair are not available. No comments have been found regarding repair completion."	* Deceased Borrower(s) (Lvl 3) "As per comment dated xx/xx/2025, the borrower xx was deceased. Further details are not found."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $517.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $377.51 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
As per the collection comments dated xx/xx/2025, the reason for default is death of the borrower.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2007.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,724.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $920.73 and interest rate is 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The occupancy is unable to be determined.
As per the comment dated xx/xx/2023, the property was damaged due to hail. The date of loss was xx/xx/2023. The claim check was received in the amount of $5,377.55. As per the latest collection comment dated xx/xx/2025, the subject property has roof damage. The CCs do not show any repairs regarding the roof damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2024."
								* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2023, the property was damaged due to hail. The date of loss was xx/xx/2023. The claim check was received in the amount of $5,377.55. As per the latest collection comment dated xx/xx/2025, the subject property has roof damage. The CCs do not show any repairs regarding the roof damage. Subsequent comments do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,504.86 with an interest rate of 4.500%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
The RFD is unable to be determined.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2023, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025 and for xx/xx/2025. The comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, 1xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2022 with a loan amount of xx. The PH shows a large transaction of principal payments other than P&I on 1xx/xx/2024, xx/xx/2025 and on xx/xx/2025 in the total amount of xx. The current UPB is xx. Treating as additional BWR payment based on PH and amount."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $611.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $320.89 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $946.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $611.00 with an interest rate of 6.990%. The current UPB is xx and the deferred amount is $1,927.92.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2024.
No foreclosure activity has been found.
According to the collection comments, which are located at "xx, filed for bankruptcy under Chapter 07 with the case #xx on xx/xx/2019. As per the comment dated xx/xx/2020, the BK was discharged on xx/xx/2020. Further details not found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:According to the collection comments, which are located at "xx, filed for bankruptcy under Chapter 07 with the case #xx on xx/xx/2019. As per the comment dated xx/xx/2020, the BK was discharged on xx/xx/2020. Further details not found.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $851.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $55.23 with an interest rate of 9.375%. The current UPB is $1,516.94.
As per the collection comment dated xx/xx/2024, xx/xx/2024, xx/xx/2024 and xx/xx/2024, the payments made in Sep 2024, Oct 2024, Nov 2024 and Dec 2024 are borrower payments.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $1,516.94.
As per the seller’s tape, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,668.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,232.16 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx and the deferred amount of xx.
As per the collection comment dated xx/xx/2024, the payments made in March 2024 are borrower payments.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per comment dated xx/xx/2025, the RFD is excessive obligation.
As per the seller’s tape, the loan was modified on xx/xx/2021.
As per comment dated xx/xx/2024, the subject property is occupied by unknown party.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,105.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,105.56 with an interest rate of 12.500%. The current UPB is xx and the deferred amount is $5,546.43.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
According to the servicing comment dated xx/xx/2023, the RFD is illness of borrower.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,993.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,401.02 with an interest rate of 3.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The comment history is missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,799.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,799.55 with an interest rate of 7.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
According to the servicing comment dated xx/xx/2025, the RFD is excessive obligation.
As per the tape, the subject property is owner-occupied.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2022 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the amount of xx, which was applied for the due dates from xx/xx/2024 to xx/xx/2024. The current UPB is xx. As per collection comment dated xx/xx/2025, the loan has been reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,009.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,658.57 with an interest rate of 7.630%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
According to the servicing comment dated xx/xx/2023, the RFD is disability of borrower.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2023.
According to the servicing comments, the borrower, filed bankruptcy under Chapter 07 with the case #xx. As per comment dated xx/xx/2023, the BK was discharged on xx/xx/2012 and borrower processed payment in the amount of $1,911.36. The BK was terminated on xx/xx/2012.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:According to the servicing comments, the borrower, filed bankruptcy under Chapter 07 with the case #xx. As per comment dated xx/xx/2023, the BK was discharged on xx/xx/2012 and borrower processed payment in the amount of $1,911.36. The BK was terminated on xx/xx/2012.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,512.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,869.71 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2023, the subject property was damaged on xx/xx/2023, and the claim amount of xx was received. The same dated comment states that the total net claim amount was xx and the total check amount received was xx. As per the comment dated xx/xx/2023, the subject property was burned down. The comment dated xx/xx/2024 states that the remaining interior repairs include siding, drywall, painting, flooring, doors, cabinets, appliances, and light fixture repair. 37% of the work was completed. No comment has been found regarding completion of repair. Subsequent comments do not show damage.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per the comment dated 11/07/2023, the subject property was burned down, and the date of loss was 07/26/2023. The borrower filed a claim of $XXXX on 11/7/2023. The total amount of $XXXX was received on 11/7/2023. As per the comment dated 1/30/2024, the 37% repairs are completed. The subject property still needs repairs for siding, drywall, painting, flooring, doors, cabinets, appliances, and light fixtures. No further details provided."	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,556.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,694.35 with an interest rate of 2.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $2,117.92 with an interest rate of 4.125%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2024, for xx/xx/2024 and xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, 1xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $856.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $511.20 with an interest rate of 4.752%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2015.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
According to the servicing comments, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2024. As per comment dated 0xx/xx/2024, the BK was discharged. Further details not provided.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:According to the servicing comments, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2024. As per comment dated 0xx/xx/2024, the BK was discharged. Further details not provided.			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,175.82 with an interest rate of 4.375%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,945.85 with an interest rate of 2.875%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the seller’s tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,158.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,726.65 with an interest rate of 7.990%. The current UPB is xx and deferred balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2020.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,420.42 with an interest rate of 7.000%. The current UPB reflected as per the tape is xx.
As per the collection comment dated xx/xx/2024, the payment made on xx/xx/2024 is borrower-made payment.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller’s tape, the occupancy of the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 4) "The subject property is located in the state of CA in XXXX and the property address is XXXX. The property is located in a FEMA-designated disaster area that was declared for wildfire and straight-line winds on 1/8/2025. Subsequent CCs are missing."	* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024 and for xx/xx/2024. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,736.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,645.25 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The comment history is missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $664.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $392.46 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx, and there is a deferred balance of $2,347.68.
Collections Comments:According to the servicing comments, the current status of the loan is collection.
  According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for the default is the illness of the borrower.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $2,482.62 with an interest rate of 5.870%. The current UPB reflected as per the tape is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,304.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,740.51 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the occupancy of the subject property is a secondary home.
Unable to determine the reason for default.
..No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,198.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $805.92 with an interest rate of 4.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comment is available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,736.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,530.90 with an interest rate of 8.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,821.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,137.46 with an interest rate of 8.350%. The current UPB reflected as per the payment history is xx, and the deferred principal balance is $5,687.30.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred principal balance is $5,687.30.
As per the tape, the loan was modified on xx/xx/2020.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape data, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $757.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $757.98 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,804.13.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,804.13.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner occupied.
Unable to determine the RFD.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,008.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,345.62 with an interest rate of 2.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025, RFD is an excessive obligation.
As per the collection comment dated xx/xx/2025, currently the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2021 in the amount of xx. PH dated xx/xx/2025 shows a principal payment in the amount of $9,710.90. The current UPB is xx. As per the collection comment dated xx/xx/2025, the loan has been reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,937.84 with an interest rate of 2.875%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023 and from xx/xx/2024 to xx/xx/2024. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,884.65, which was applied for the due date of xx/xx/2025. The current P&I is $5,677.88 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2024, the reason for default is excessive obligation.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $879.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $412.82 with an interest rate of 3.880%. The current UPB is xx and the deferred balance is $9,911.95.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
As per the seller’s tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $766.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $766.29 with an interest rate of 6.850%. The current UPB reflected as per the payment history is xx. The deferred balance is $5,113.29.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the collection comment dated xx/xx/2025, the RFD is a payment dispute.
According to the seller’s data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."
								* Written or verbal dispute (Lvl 3) "As per the collection comment dated xx/xx/2025, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,238.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $503.99 with an interest rate of 3.375%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,814.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,087.17 with an interest rate of 7.250%. The current UPB is xx, and the deferred balance is $7,802.19.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,160.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $843.79 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and deferred balance is xx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, for xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The comment history is missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,893.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,284.02 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2012.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2025 and for xx/xx/2025. The comment history is missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $576.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $576.31 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,560.94.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $2,560.94.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape the loan was modified on xx/xx/2008.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comment is available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, for xx/xx/2025, and for xx/xx/2025. The collection comment is missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $590.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $590.63 with an interest rate of 9.980%. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,575.86.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,575.86.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The comment history is missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $452.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $452.83 with an interest rate of 8.490%. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,463.36.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,463.36.
As per the comment dated xx/xx/2025, the reason for default is marital difficulties.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified. As per the comment dated xx/xx/2025, the repayment plan was approved for 5 months in the amount of $7,198.10.
No foreclosure activity has been found.
As per the comment dated xx/xx/2023, the borrower had filed bankruptcy under Chapter 13 with xx. The debtor was discharged on xx/xx/2023. Further details are not provided.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2023, the borrower had filed bankruptcy under Chapter 13 with xx. The debtor was discharged on xx/xx/2023. Further details are not provided.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comment is available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comment is missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $572.00 with an interest rate of 6.250%. The current UPB reflected as per tape data is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per tape data is xx.
As per the comment dated xx/xx/2024, the RFD is excessive obligation.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2024 to xx/xx/2025."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2024, there is a legal dispute. Further details are not found."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,254.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,418.49 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,155.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,428.63 with an interest rate of 8.080%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the bulk payment received in the amount of xx from the prior servicer on 01/22. The payment history does not reflect any bulk payment amount. Further details are not provided.
As per the comment dated xx/xx/2023, the reason for default is curtailment of income.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,073.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,398.83 with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2023. The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and 1xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,702.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,924.39 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the tape, as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
As per the collection comment dated xx/xx/2023, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2025, the property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $845.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $845.19 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2016
As per comment dated xx/xx/2023, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on 0xx/xx/2025 in the amount of $582.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $495.98 with an interest rate of 7.937%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to 7/12/202, for xx/xx/2024, xx/xx/2025 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I $1,781.00 with an interest rate of 3.880%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the reason for the default.
As per the comment dated xx/xx/2025, the property was damaged due to a flood on xx/xx/2024. As per the comment dated xx/xx/2025, the insurance claim was received in the amount of xx with the check #XXXX. No comments have been found regarding repair completion.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2025, the property was damaged due to a flood on xx/xx/2024. As per the comment dated xx/xx/2025, the insurance claim was received in the amount of xx with the check #0042416687. No comments have been found regarding repair completion. The subsequent CCs do not show damages"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,045.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $682.45 with an interest rate of 8.875%. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,960.62.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,960.62.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2025 and for xx/xx/2025. The comment history is missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,146.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,825.01 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $853.23 with an interest rate of 5.545%. The current UPB reflected as per the payment history is xx. The tape shows a deferred balance in the amount of xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to tape as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx. The tape shows deferred balance in the amount of xx.
Unable to determine RFD.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $484.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $285.01 with an interest rate of 4.500%. The current UPB, as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the seller’s tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,373.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $652.05 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx and deferred balance is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and deferred balance is xx.
As per comment dated xx/xx/2023, the amount of xx was made as a borrower payment.
As per the comment dated xx/xx/2024, the reason for default is the borrower’s death.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
As per the comment dated xx/xx/2023, the borrower call was transferred to loss draft department. No details are available regarding the nature of damage, cost of repair and the current condition of the subject property.
As per the tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
As per the comment dated xx/xx/2023, the borrower had filed bankruptcy under chapter 13 with xx on xx/xx/2019. The POC was filed on xx/xx/2019. The total amount received by the trustee from the borrower is xx. The bankruptcy was discharged on xx/xx/2024. Further details are not provided.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2023, the borrower had filed bankruptcy under chapter 13 with xx on xx/xx/2019. The POC was filed on xx/xx/2019. The total amount received by the trustee from the borrower is xx. The notice of final cure was received by the attorney on xx/xx/2024.			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,278.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,278.31 with an interest rate of 7.530%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $3,107.27 with an interest rate of 5.000%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
Unable to determine the reason for the default.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,655.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,736.60 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
Unable to determine the reason for the default.
  As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments: Not Applicable
  Bankruptcy Comments: Not Applicable
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,288.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $865.23 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property occupancy is investor.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $625.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $557.55 with an interest rate of 10.625%. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,170.41.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is an excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,009.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $633.34 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
As per the collection comment dated xx/xx/2023, the reason for default was excessive obligations.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 13 with the xx on xx/xx/2021. As per the collection comment dated xx/xx/2025, the BK was dismissed on xx/xx/2025.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 13 with the xx on xx/xx/2021. The POC was filed by the creditor on xx/xx/2022. The chapter 13 plan filed on xx/xx/2021 was confirmed on xx/xx/2022. The debtor shall pay to the trustee in the amount of $434.00 per month for 60 months. There is no comment indicating a cramdown. As per the collection comment dated xx/xx/2025, the BK was dismissed on xx/xx/2025.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $459.63, which was applied for the due date of xx/xx/2025. The current P&I is $459.63 with an interest rate of 6.500%. The current UPB is xx, and the deferred balance is $2,364.10.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the reason for default is payment dispute.
As per the seller’s tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2025, the reason for default is payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,216.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,299.97 with an interest rate of 6.130%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per collection comment dated xx/xx/2025, the RFD is excessive obligation.
As per tape, the subject property is owner-occupied.
According to collection comment dated xx/xx/2023, the loan was modified. The new UPB is xx, new interest rate is 6.125%, and the new P&I is $2,298.97. The new balloon payment is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,234.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,740.83 with an interest rate of 3.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, for xx/xx/2024 and from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,671.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,457.79 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx, and the deferred amount is $661.63.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, for xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,495.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,790.27 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,475.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,590.74 with an interest rate of 4.750%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy.
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape, the loan was modified on xx/xx/2021.
As per the comment dated xx/xx/2024, the trial plan was offered to the borrower for 5 months in the amount of $3,681.90.
As per the comment dated xx/xx/2024, the borrower had filed bankruptcy under Chapter 13 with the xx on xx/xx/2024. Further details are not provided.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2024, the borrower had filed bankruptcy under Chapter 13 with the xx on xx/xx/2024. As per the comment dated xx/xx/2024, the debtor shall pay the trustee the amount of $1,500.00 through the Chapter 13 plan dated xx/xx/2024. The POC was filed on xx/xx/2024 with arrears of $2,831.24. As per the comment dated xx/xx/2024, the plan was confirmed on xx/xx/2024. Further details are not provided.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,018.13 with an interest rate of 3.625%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,435.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,644.78 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,378.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,165.65 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
 As per the tape data, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,422.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $736.75 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,658.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,387.34 with an interest rate of 3.625%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2021.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $798.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $689.81 with an interest rate of 9.375%. The current UPB reflected as per the tape data is xx. The tape shows a deferred balance in the amount of $6,424.80	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx. The tape shows a deferred balance in the amount of $6,424.80.
Unable to determine RFD.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2009.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The comment history is missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,823.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,823.03 with an interest rate of 8.500%. The current UPB is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and the deferred balance is xx.
Unable to determine the RFD.
As per the seller’s tape, the subject property is owner-occupied.
As per the seller’s tape, the loan has been modified.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $3,190.43 with an interest rate of 4.375%. The current UPB reflected as per the tape is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2024 to xx/xx/2024. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1566.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $891.81 with an interest rate of 10.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown person.
As per the collection comment dated xx/xx/2025, the reason for the default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the collection comment dated xx/xx/2025, the foreclosure was initiated. No further details provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the collection comment dated xx/xx/2025, the foreclosure was initiated. No further details provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2019 with a loan amount of xx. The PH shows a large transaction of principal payments apart from P&I on xx/xx/2024 in the amount of $22954.63. The current UPB is xx. Treating as BWR payment based on PH and amount."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,078.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,195.19 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, the reason for the default is curtailment of income.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $576.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $576.74 with an interest rate of 9.040%. The current UPB reflected as per the payment history is xx, and the deferred amount is $9,125.64.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $420.62, which was applied for the due date of xx/xx/2025. The current P&I is $420.62 with an interest rate of 8.917%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, for xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,051.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,151.57 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
According to the collection comment dated xx/xx/2023, the bankruptcy chapter 13 plan was discharged on xx/xx/2023. Further details not provided.
As per the tape, the subject property is owner-occupied.
As per the seller’s tape the loan was modified on xx/xx/2016.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:According to the collection comment dated xx/xx/2023, the bankruptcy chapter 13 plan was discharged on xx/xx/2023. Further details not provided.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,049.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,420.63 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $710.32 with an interest rate of 7.530%. The current UPB reflected as per the tape is xx and the given deferred balance is $8,570.68.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
As per tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received is xx/xx/2025 in the amount of $1,192.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $948.09 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the loan was modified on xx/xx/2012.
According to collection comment dated on xx/xx/2023 the subject property is occupied by an unknown party.
According to the collection comment dated on xx/xx/2023, the reason for the default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $838.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $506.10 with an interest rate of 7.800%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the seller’s tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is the curtailment of income.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2008.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $2,782.98 with an interest rate of 5.880%. The current UPB reflected as per the payment history tape is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine last payment received. The current P&I is $3,389.10 with an interest rate of 4.380%. The current UPB reflected as per the payment history tape is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
According to the collection comments the foreclosure was initiated in 2023.  As per comment dated xx/xx/2025, foreclosure was placed on hold. Further details not provided.
No post-close bankruptcy record has been found.
Foreclosure Comments:According to the collection comments the foreclosure was initiated in 2023.  As per comment dated xx/xx/2025, foreclosure was placed on hold. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,924.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,546.94 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2023. The collection comments are available from xx/xx/2024 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,646.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,007.70 with an interest rate of 11.125%. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,095.23.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $666.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $482.80 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the seller’s tape, the property occupancy is stated as an investor.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,951.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,018.43 with an interest rate of 4.000%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to the tape as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2022.
As per collection comments dated xx/xx/2023, the notice of default was filed. Further details are not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per collection comments dated xx/xx/2023, the notice of default was filed. Further details not provided.
		Bankruptcy Comments:As per collection comments dated xx/xx/2025, bankruptcy was filed on xx/xx/2025; further details were not provided.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,687.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,277.37 with an interest rate of 7.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the property occupancy is stated as an investor.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $906.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $906.67 with an interest rate of 5.490%. The current UPB, as per the payment history, is xx and the deferred amount is $3,561.75.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,544.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,012.25 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine reason for default.
As per the seller’s tape data, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2023. The collection comments are available from xx/xx/2024 to xx/xx/2024, for xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from 11/30/23 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,099.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,099.83 with an interest rate of 6.949%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The reason for default is unable to be determined.
As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,319.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,921.20 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The reason for default is unable to be determined.
As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,417.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,929.06 with an interest rate of 9.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the loan is currently performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, the subject property is occupied by an investor.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $994.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $330.09 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
As per the comment dated, xx/xx/2025, the bankruptcy was discharged. Further details not provided.
As per comment dated xx/xx/2023, the subject property is occupied by unknown.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated, xx/xx/2025, the bankruptcy was discharged. Further details not provided.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $260.07 with an interest rate of 4.500%. The current UPB reflected as per the tape is xx, and the deferred balance is $7,921.60.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
Unable to determine the RFD.
No details regarding the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 for xx/xx/2025, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,451.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,436.53 with an interest rate of 5.880%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the loan was modified on xx/xx/2020.
As per the collection comment dated xx/xx/2025, the RFD is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,647.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,621.22 with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB  is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has been modified once since origination.
As per the comment dated xx/xx/2023, the reason for default is unemployment of the borrower.
As per the comment dated xx/xx/2023, the FC was initiated in the loan. As per the comment dated xx/xx/2023, the foreclosure was stopped due to an active trial MOD plan.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2023, the FC was initiated in the loan. As per the comment dated xx/xx/2023, the foreclosure was stopped due to an active trial MOD plan.
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,257.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $816.71 with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,710.74.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  Unable to determine the reason for the default.
  As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
  As per the tape, the loan was modified.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $841.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $236.37 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the seller’s tape, the loan was modified on xx/xx/2020.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $892.76 with an interest rate of 4.500%. The current UPB reflected as per tape is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due is xx/xx/2025. The current UPB is xx. The deferred balance is xx.
As per the tape, the loan was modified on xx/xx/2021.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,041.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,159.76 with an interest rate of 8.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The
  As per the tape, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,509.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,126.47 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2019 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. As per the collection comment dated xx/xx/2024, the loan has been reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,671.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $964.69 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, the subject property has been occupied by an investor.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,026.06 with an interest rate of 3.875%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is secondary home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,327.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,761.53 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, for xx/xx/2024, for xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,541.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $884.66 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
 According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The current UPB as per the payment history is xx.
Unable to determine the reason for the default.
  As per tape, the subject property is owner-occupied.
According to the collection comment dated xx/xx/2025, there was hail damage to the property. The date of loss is xx/xx/2025. The actual loss amount is not available. The cost of repair is not available. The claim check of 26K after being issued by the insurance company will be used for repairs of the damage. CCs do not show details regarding damage/repairs. No comments have been found regarding repair completion. Further details are not available.
As per the collection comment dated xx/xx/2024, the loan was modified on xx/xx/2024.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2023, bankruptcy was filed under Chapter 13 with the xx. As per the collection comment dated xx/xx/2024, the post-petition due date was set on xx/xx/2024. The BK was discharged on xx/xx/2024 and closed on xx/xx/2024.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the collection comment dated xx/xx/2023, bankruptcy was filed under Chapter 13 with the xx. As per the collection comment dated xx/xx/2024, the post-petition due date was set on xx/xx/2024. The BK was discharged on xx/xx/2024 and closed on xx/xx/2024.			xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "According to the collection comment dated 9/17/2025, there was hail damage to the property. The date of loss is 05/16/2025. The actual loss amount is not available. The cost of repair is not available. The claim check of XXXX after being issued by the insurance company will be used for repairs of the damage. CCs do not show details regarding damage/repairs. No comments have been found regarding repair completion. Further details are not available."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,050.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,050.41 with an interest rate of 5.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,686.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,131.49 with an interest rate of 4.630%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $870.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $529.59 with an interest rate of 13.500%. The current UPB reflected as per payment history is xx. The deferred balance is $3,864.61.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2019.
As per the comment xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $986.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $687.99 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,643.02 with an interest rate of 3.625%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
Unable to determine the reason for the default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $2,255.41 with an interest rate of 3.000%. The current UPB reflected as per the tape is xx, and the deferred balance is xx. As per the collection comment dated xx/xx/2024, the payments received in the month of jan 2024 are borrower payments.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,599.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,359.54 and the interest rate is 3.875%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
As per the comment dated xx/xx/2023, the subject property is owner occupied.
As per the comment dated xx/xx/2023, the reason for the default is family issues.
As per the seller’s tape, the loan was modified on xx/xx/2018.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $858.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $858.01. The current UPB reflected as per the payment history is $988.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $988.00.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The RFD is unable to be determined.
As per the seller’s tape, the property is owner occupied.
As per the seller’s tape, the loan was modified on xx/xx/2016.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,869.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $697.49 with an interest rate of 4.380%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2014.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $928.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $928.19 with an interest rate of 11.250%. The current UPB is xx, and the deferred balance is $2,436.02.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is payment dispute.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2025, there is a payment dispute. Further details are not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* Written or verbal dispute (Lvl 3) "As per the collection comment dated xx/xx/2025, there is a payment dispute. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,550.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,804.07 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2023. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $700.19, which was applied for the due date of xx/xx/2025. The current P&I is $700.19 with an interest rate of 6.730%. The current UPB reflected as per the payment history is xx, and the deferred balance is $7,668.59.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $767.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $762.39 with an interest rate of 6.950%. The current UPB reflected as per the payment history is xx, and the deferred balance is $462.56.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the seller’s tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,654.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,108.54 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the loan is currently performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, the subject property has been occupied by an investor.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,012.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $497.63 with an interest rate of 6.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Deceased Borrower(s) (Lvl 3) "As per the tape, the borrower xx was deceased. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,008.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,008.94 with an interest rate of 7.890%. The current UPB reflected as per the payment history is xx and the deferred balance is $3,613.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape, the subject property is owner-occupied.
According to the collection comment dated xx/xx/2025, the RFD is divorce.
As per tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,780.02(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,460.55 with an interest rate of 10.750%. The current UPB reflected is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the borrower had filed bankruptcy under chapter 7 with the xx on xx/xx/2024. The case was terminated on xx/xx/2024.
As per the comment dated xx/xx/2023, the RFD is illness of the borrower.
As per the comment dated xx/xx/2023, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2024, the borrower had filed bankruptcy under chapter 7 with the xx on xx/xx/2024. The case was terminated on xx/xx/2024.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $753.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $354.16 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,062.48.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2023.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per the comment dated xx/xx/2024, the loan was reinstated.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per the comment dated xx/xx/2024, the loan was reinstated.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2008 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of $8,350.87, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. As per the comment dated xx/xx/2024, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,699.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,333.65 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner occupied.
Unable to determine the reason for default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $1,957.53 with an interest rate of 2.625%. The current UPB reflected as per tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,265.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,669.92 with an interest rate of 10.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the reason for default is excessive obligations.
As per the comment dated xx/xx/2024, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* HOA/COA lien against property (Lvl 4) "According to the tape, there is an active HOA lien against the subject property in the amount of $XXXX. The subject property is located in Florida. The unpaid lien may cause the subject property to go into foreclosure. Comments do not show a date and details. Elevated for client review."	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,696.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,212.16 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,133.96, which was applied for the due date of xx/xx/2025. The current P&I is $775.03 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
As per tape data, the loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $415.92 with an interest rate of 3.625%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per tape data is xx.
Unable to determine the RFD.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,967.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,584.10 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx, and the deferred balance is $8,855.34.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,546.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,315.51 with an interest rate of 2.577%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income..
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is currently delinquent for 2 months with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,767.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,628.16 with an interest rate of 5.590%. The current UPB reflected as per the tape data is xx. The tape data shows a deferred balance in the amount of xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower is currently delinquent for 1 month with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx. The tape shows a deferred balance in the amount of xx.
Unable to determine RFD.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* Title Issue (Lvl 4) "As per the comment dated 4/19/2024, there is a prior mortgage against the subject property in favor of XXXX in the amount of $XXXX originated onXXXX Further details not provided."	* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The payment comment is missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,544.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,033.64 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
  As per the seller’s tape, the property occupancy is stated as an investor.
No details regarding damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025 for xx/xx/2025, xx/xx/2025, xx/xx/2025, and xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,031.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $596.75 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,137.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $506.58 with an interest rate of 4.000%. The current UPB is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per comment dated xx/xx/2025, the RFD is unable to be determined.
According to the collection comment dated xx/xx/2020, the subject property was damaged with an estimated repair cost of xx. No information found regarding the repairs. Latest CCs do not show damages.
As per the seller’s tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $554.31, which was applied for the due date of xx/xx/2025. The current P&I is $554.31 with an interest rate of 9.48%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,581.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $767.79 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,172.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $757.45 with an interest rate of 10.620%. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,525.18.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was not modified.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2025, RFD is an excessive obligation.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,078.53, which was applied for the due date of xx/xx/2025. The current P&I is $1,078.53 with an interest rate of 10.980%. The current UPB reflected as per the payment history is xx, and the deferred balance is $9,170.28.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,197.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,737.41 with an interest rate of 9.130%. The current UPB, as per the payment history, is xx, and the deferred amount is $9,253.12.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for the default.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,056.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $538.17 with an interest rate of 4.625%. The current UPB is xx, and as per tape, the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligations.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/2014.
No details pertaining to the damage to the subject property have been observed.
As per the servicing comment dated xx/xx/2024, the property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $777.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $777.45 with an interest rate of 7.300%. The current UPB reflected as per the payment history is xx, and the deferred amount is $9,447.50.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine reason for default.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1381.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $994.42 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, RFD is an excessive obligation.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2023.
As per the comment dated xx/xx/2024, foreclosure was initiated in 2024. Service completed on xx/xx/2024. As per the comment dated xx/xx/2024, the foreclosure sale was scheduled on xx/xx/2024.
As per the comment dated xx/xx/2024, the loan was reinstated and FC is closed.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2024, foreclosure was initiated in 2024. Service completed on xx/xx/2024. As per the comment dated xx/xx/2024, the foreclosure sale was scheduled on xx/xx/2024.
As per the comment dated xx/xx/2024, the loan was reinstated and FC is closed.

Bankruptcy Comments:Not Applicable	xx	3: Curable	* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2014 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. As per the comment dated xx/xx/2024 shows the HAF funds were received in the total amount of xx.
As per the comment dated xx/xx/2024. The loan was reinstated."
								* Municipal Lien against the property (Lvl 3) "As per the collection comment dated xx/xx/2024, there is a city lien against the subject property in favor of the Twin Falls Canal Company, which was recorded on xx/xx/2022."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $642.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $527.90 with an interest rate of 10.000%. The current UPB reflected as per the payment history is xx and the deferred balance is $2,221.94.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
As per tape data, the subject property is owner-occupied.
As per the seller's tape, the loan was modified once since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,242.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,534.24 with an interest rate of 3.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
As per the tape data, the loan was modified.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $967.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $533.01 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to be determined the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
According to the "XXXX", the borrowers', xx, filed for bankruptcy under Chapter 13 with the xx. According to the collection comment, bankruptcy was discharged on xx/xx/2025.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:According to the "XXXX", the borrowers', xx, filed for bankruptcy under Chapter 13 with the xx. According to the collection comment, bankruptcy was discharged on xx/xx/2025. Further details not found.			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,140.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $506.76 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $794.15(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $456.62 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per collection comment dated xx/xx/2025, the reason for default is business failure.
As per the collection comment dated xx/xx/2025, the subject property is occupied by unknown party.
As per the seller's tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,831.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,272.31 with an interest rate of 6.935%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,389.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,075.42 with an interest rate of 7.990%. The current UPB reflected as per the payment history is xx and the deferred amount is $2,822.28.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $958.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $630.68 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the reason for default is a servicing problem.
As per the tape, the subject property is occupied by an unknown party.
As per the tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $847.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $541.06 with an interest rate of 5.500%. The current UPB is xx, and the deferred balance is $9,123.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The comment history is missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,101.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,101.95 with an interest rate of 4.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The loan has not been modified since origination.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on 0xx/xx/2025 in the amount of $1,096.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $776.75 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
As per the tape, the loan was modified on xx/xx/2021.
As per the comment dated xx/xx/2024, the amount of xx was made as a borrower payment.
As per the servicing comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the servicing comment dated xx/xx/2024, the foreclosure was initiated in 2024 with the loan. As per servicing comment dated xx/xx/2024, the foreclosure file has been closed. No further details found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the subject property is occupied by unknown.
Foreclosure Comments:As per the servicing comment dated xx/xx/2024, the foreclosure was initiated in 2024 with the loan. As per servicing comment dated xx/xx/2024, the foreclosure file has been closed. No further details found.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2005 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2022 to xx/xx/2024. The current UPB is xx. As per the collection comment dated xx/xx/2024, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,922.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,914.97 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB  is xx.
As per the comment dated xx/xx/2024, the subject property is occupied by unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2024.
As per the comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the comments, the FC was initiated in the loan. As per the comment dated xx/xx/2024, the foreclosure is on hold due to trial MOD. No further details are available.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comments, the FC was initiated in the loan. As per the comment dated xx/xx/2024, the foreclosure is on hold due to trial MOD. No further details are available.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $857.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $510.98 with an interest rate of 6.380%. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,233.69.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  As per the collection comment dated xx/xx/2024, the reason for default is excessive obligation.
  As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,471.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $980.53 with an interest rate of 5.500%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,331.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $989.43 with an interest rate of 6.390%. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,680.57.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025 and for xx/xx/2025 and xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,138.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,562.21 with an interest rate of 6.075%. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,094.26.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,094.26.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the loan was modified on xx/xx/2023.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $676.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $424.19 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,391.95 with an interest rate of 6.250%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is excessive obligations.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, the subject property was damaged due to Hurricane XXXX, and the screen enclosure cage area around the pool fencing was damaged. No comments have been found regarding the cost of repair and completion of repairs.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is 11/01. The last payment was received on xx/xx/2025 in the amount of $2,704.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,704.59 with an interest rate of 4.380%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is 11/01. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, for xx/xx/2024, for xx/xx/2024, for xx/xx/2024, and from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,164.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,046.26 with an interest rate of 4.480%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,964.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,406.69 with an interest rate of 4.50%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the tape, the loan was modified on xx/xx/2022.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $523.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $523.05 and the interest rate is 6.500%. The current UPB reflected as per the payment history is xx and the deferred balance is $7,587.38.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $7,587.38.
As per the seller’s tape, the subject property is owner occupied.
Unable to determine the reason for the default.
As per the seller’s tape, the loan was modified on xx/xx/2019.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the repayment plan was approved for 6 months, starting xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower has been delinquent for 1 month on the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,069.72 with an interest rate of 3.990%. The current UPB reflected as per tape is xx. The deferred balance is $3,197.64.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to tape data as of xx/xx/2025, the borrower has been delinquent for 1 month on the loan, and the next due date is xx/xx/2025. The current UPB is xx. The deferred balance is $3,197.64.
As per the tape, the loan was modified on xx/xx/2021.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,348.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,322.34 with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the reason for default is excessive obligation.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2023, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,119.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $723.84 with an interest rate of 2.875%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
Unable to determine the reason for the default.
As per the tape data, the subject property is occupied by an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, for xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $620.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $356.59 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collections.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The RFD is unable to be determined.
As per the seller's tape, the loan was modified on xx/xx/2021.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,808.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,075.62 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller's tape, the property is owner occupied.
The RFD is unable to be determined.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comments are available from xx/xx/2024 to xx/xx/2025. The comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,763.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $821.43 with an interest rate of 8.130%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the roof of the subject property was damaged. No estimated cost of repairs is available. No comments have been found stating repairs have been completed.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
Unable to determine the reason for default.
As per the tape data, the loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the collection comment dated xx/xx/2024, the roof of the subject property was damaged. No estimated cost of repairs is available. No comments have been found stating repairs have been completed."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,802.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,054.94 with an interest rate of 3.000%. The current UPB reflected as per the PH is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the PH is xx, and the deferred balance is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The comment history is missing from xx/xx/2025 to xx/xx/2025."
								* Delinquent Taxes (Lvl 3) "As per the tape, there are delinquent taxes in the amount of xx against the subject property. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,765.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,482.15 with an interest rate of 3.25%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
The loan has not been modified since origination.
No foreclosure activity has been found.
As per the servicing comment dated xx/xx/2024, the borrower, xx, filed bankruptcy under Chapter 13 with the xx on xx/xx/2024. As per the servicing comment dated xx/xx/2025, the bankruptcy case is still active.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the servicing comment dated xx/xx/2024, the borrower, xx, filed bankruptcy under Chapter 13 with the xx on xx/xx/2024. As per the servicing comment dated xx/xx/2025, no POC was filed. As per the servicing comment dated xx/xx/2024 and xx/xx/2025, the chapter 13 plan filed on xx/xx/2024 was confirmed on xx/xx/2025. The borrower shall pay a monthly mortgage payment of $475 per month for 2 months, $990.00 per month for 3 months, $1,014.00 per month for 14 months, and $1,347.00 per month for 41 months. There is no comment indicating a cramdown. As per the servicing comment dated xx/xx/2025, the bankruptcy case is still active.			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,007.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,127.09 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, current occupancy is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,729.06 with an interest rate of 2.750%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025,the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,373.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,166.39 with an interest rate of 7.630%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
As per the tape data, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,106.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,321.00 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx and the deferred balance is $1,321.00.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per collection comment dated xx/xx/2025, the RFD is curtailment of income.
As per tape, the subject property is occupied by unknown-party.
As per tape, the loan was modified on xx/xx/2020.
As per the collection comment dated xx/xx/2025, the foreclosure was initiated. According to the collection comment dated xx/xx/2025, the file was closed due to the loan being reinstated.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the collection comment dated xx/xx/2025, the foreclosure was initiated. According to the collection comment dated xx/xx/2025, the file was closed due to the loan being reinstated.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2003 with a loan amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The current UPB is xx. The collection comment dated xx/xx/2025 shows the loan is reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $834.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $335.66 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the comment dated xx/xx/2024, the subject property is occupied by unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,795.63 with an interest rate of 4.125%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
Unable to determine the RFD.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $768.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $552.00 with an interest rate of 10.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,218.76.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is servicing problem.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,533.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,051.46 with an interest rate of 8.640%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is 1 month delinquent with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1979.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,286.79 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collections. According to payment history as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property occupancy is stated as investor.
As per the comment dated xx/xx/2023, the RFD was unemployment.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,940.24 with an interest rate of 5.880%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,246.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,139.60 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $772.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $585.78 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
According to the collection comment, the borrower filed bankruptcy under Chapter 13 with the xx. According to the collection comment dated xx/xx/2024, the BK was discharged on xx/xx/2023 and terminated on xx/xx/2023.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:According to the collection comment, the borrower filed bankruptcy under Chapter 13 with the xx. According to the collection comment dated xx/xx/2024, the BK was discharged on xx/xx/2023 and terminated on xx/xx/2023.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, for xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, and xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,244.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $592.58 with an interest rate of 3.500%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2016.
As per the tape, the subject property is owner-occupied.
The RFD is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,109.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $742.05, with an interest rate of 2.875%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to tape as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the tape  is xx.
According to the servicing comment dated xx/xx/2024, the RFD is excessive obligations.
As per tape data, the loan was modified on xx/xx/2018.
As per the tape data, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $469.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $469.65 with an interest rate of 7.380%. The current UPB is xx and the deferred balance is $5,064.44.	Collections Comments:According to the servicing comments, the current status of the loan is in performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and the deferred balance is $5,064.44.
Unable to determine the RFD.
As per the seller’s tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2019.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,433.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $749.08 with an interest rate of 6.870%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,273.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $718.14 with an interest rate of 4.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, the borrower filed BK chapter 13 xx, which was dismissed on xx/xx/2016, and xx closed without discharge on xx/xx/2018. Further details are not provided.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2013.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the servicing comment dated xx/xx/2024, the borrower filed BK chapter 13 xx, which was dismissed on xx/xx/2016, and xx closed without discharge on xx/xx/2018. Further details are not provided.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $5,628.67 with an interest rate of 7.000%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine the reason for the default.
As per the tape, the occupancy of the subject property is a secondary home.
No details regarding damage to the subject property have been observed.
As per tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $599.18 with an interest rate of 4.250%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,320.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $915.20 with an interest rate of 2.000%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2020.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan on xx/xx/2023. The complaint was filed on xx/xx/2023. As per the comments dated xx/xx/2023 and xx/xx/2023, the FC was closed as the loan was reinstated.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan on xx/xx/2023. The complaint was filed on xx/xx/2023. As per the comments dated xx/xx/2023 and xx/xx/2023, the FC was closed as the loan was reinstated.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2007 with a loan amount of xx. PH shows a large transaction on xx/xx/2023 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2023. As per the collection comment dated xx/xx/2023, the loan has been reinstated. The current unpaid principal balance is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,099.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $940.34 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2016.
As per the tape, the subject property is owner-occupied.
As per collection comment dated xx/xx/2023 RFD is mortgagor illness.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2003 with a loan amount of xx. The PH shows a large transaction in December 2023 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. As per the collection comment dated xx/xx/2023, shows the HAF funds were received."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $3,565.33 with an interest rate of 7.250%. The current UPB reflected as per the tape is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2023, the reason for default is excessive obligations.
 As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,237.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $964.83 with an interest rate of 7.499%. The current UPB reflected as per payment history is xx. The deferred balance is $5,587.49.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The deferred balance is $5,587.49.
As per the tape, the loan was modified on xx/xx/2021.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $668.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $494.72 with an interest rate of 3.000%. The current UPB, as per the payment history, is xx, and the deferred amount is $2,916.90.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for the default.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $796.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $756.72 with an interest rate of 9.450%. The current UPB reflected as per the payment history is xx, and the deferred balance is $9,752.76.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $733.69 with an interest rate of 6.125%. The current UPB reflected as per the tape is xx.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
Unable to determine the reason for the default.
As per the tape, the subject property occupancy is stated as an investor.
   No details pertaining to the damage to the subject property have been observed.
  No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,000.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,260.00 with an interest rate of 8.900%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine reason for default.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. Unable to determine the last payment received. The tape current P&I is $488.42 with an interest rate of 6.750%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to tape as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the tape, the subject property is owner-occupied.
As per collection comment dated xx/xx/2025, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,131.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,713.61 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx, and the deferred balance is $9,297.50.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,060.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,664.34 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2024.
The foreclosure was initiated with loan in 2023. As per the comment dated xx/xx/2024, the FC was placed on hold due to loss mitigation. As per the comment dated xx/xx/2024, the FC was closed due to loan modification.
No post-close bankruptcy record has been found.

Foreclosure Comments:The foreclosure was initiated with loan in 2023. As per the comment dated xx/xx/2024, the FC was placed on hold due to loss mitigation. As per the comment dated xx/xx/2024, the FC was closed due to loan modification.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,018.82, which was applied for the due date of xx/xx/2025. The current P&I is $1,018.82 with an interest rate of 11.625%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2008.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,653.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,841.19 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per collection comment dated xx/xx/2025 the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,516.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $620.88 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,510.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $648.79 with an interest rate of 7.240%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:As per the servicing comments, the current status of the loan is foreclosure.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comments dated xx/xx/2024, the RFD is the illness of the borrower.
As per the servicing comments dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. Further details not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,852.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $785.51 with an interest rate of 11.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the reason for default is illness of the borrower/family.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,532.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,532.39 with an interest rate of 3.275%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,936.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,452.19 with an interest rate of 7.990%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s data, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $408.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $375.50 with an interest rate of 10.236%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,775.59.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,857.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,168.62 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,323.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $954.56 with an interest rate of 8.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per tape, the loan has not been modified on xx/xx/2024.
As per the comment dated xx/xx/2023, the 2nd borrower was deceased. Further details not provided
As per the comment, the foreclosure was initiated.  As per the comment dated xx/xx/2023, the foreclosure is placed on hold due to the trial plan.  As per the comment dated xx/xx/2024, the foreclosure was closed. Further details not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment, the foreclosure was initiated.  As per the comment dated xx/xx/2023, the foreclosure is placed on hold due to the trial plan.  As per the comment dated xx/xx/2024, the foreclosure was closed. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $525.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $385.57 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the property is owner occupied.
As per the comment dated xx/xx/2023, the property has damages. The nature of damage is not mentioned. The estimated cost of damages is not mentioned. No comments have been found stating the damages have been repaired.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, for xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."
								* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2023, the property has damages. The nature of damage is not mentioned. The estimated cost of damages is not mentioned. No comments have been found stating the damages have been repaired. Subsequent CCs do not show damages."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $609.72 with an interest rate of 5.000%. The current UPB reflected as per the tape is xx, and the deferred balance is $4,229.57.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for the default is illness of the borrower.
As per the tape, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, the subject property had water damage downstairs due to pool collapse and mold, and they had to replace several appliances. No comments have been found regarding the cost of repair. Further details are not provided. Subsequent comments do not show any damage.
As per the tape, the loan was modified on xx/xx/2022.
As per the collection comment dated xx/xx/2024, the loan was in foreclosure. Unable to confirm the current status of the foreclosure. As per the collection comment dated xx/xx/2025, foreclosure was dismissed.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the collection comment dated xx/xx/2024, the loan was in foreclosure. Unable to confirm the current status of the foreclosure. As per the collection comment dated xx/xx/2025, foreclosure was dismissed.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."
* Foreclosure case has been dismissed (Lvl 3)     "As per the collection comment dated xx/xx/2024, the loan was in foreclosure. Unable to confirm the current status of the foreclosure. As per the collection comment dated xx/xx/2025, foreclosure was dismissed."
								* The property has unrepaired damages (Lvl 3) "As per the collection comment dated xx/xx/2024, the subject property had water damage downstairs due to pool collapse and mold, and they had to replace several appliances. No comments have been found regarding the cost of repair. Further details are not provided. Subsequent comments do not show any damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $596.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $596.52 with an interest rate of 9.450%. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,640.01.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
 According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
  As per tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,254.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,150.00 with an interest rate of 7.888%. The current UPB reflected as per the payment history is xx.	Collections Comments: According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per comment dated xx/xx/2024, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,155.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $493.75 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $xx/xx/2025 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $276.92 with an interest rate of 4.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received is xx/xx/2025 in the amount of $469.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $343.89 with an interest rate of 6.400%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
According to the collection comment dated xx/xx/2024 reason for default is decease of borrower's member
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $705.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $434.04. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the RFD is death of borrower.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."
								* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2025, the Borrower is deceased. No further details provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,199.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $742.13 with an interest rate of 9.500%. The current UPB, as per the payment history, is xx and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the seller's tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $655.93 with an interest rate of 5.000%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $588.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $405.48 with an interest rate of 11.140%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collections.
According to payment history as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the comment dated xx/xx/2024, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,402.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,922.13 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the occupancy of the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,403.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,747.76 with an interest rate of 9.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,777.11 with an interest rate of 2.750%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 4) "The subject property is located in the state of CA in XXXX, and the property address is XXXX The property is located in a FEMA-designated disaster area that was declared for wildfire on XXXX. CCs are missing from 01/01/2025 to 09/01/2025."	* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, for xx/xx/2024, and from xx/xx/2024 to xx/xx/2024. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,268.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,166.90 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,179.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $495.07 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
As per the servicing comment dated xx/xx/2025, the reason for default for is excessive obligation.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the servicing comment dated xx/xx/2024, the subject property is occupied by unknown.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $784.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $458.03 with an interest rate of 3.880%. The current UPB reflected as per the payment history is xx.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
  The loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, from xx/xx/2023 to xx/xx/2024, for xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comment is missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,793.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,660.41 with an interest rate of 5.030%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
According to collection comment dated xx/xx/2025, the RFD is excessive obligation.
As per tape, the subject property is owner-occupied.
As per tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Written or verbal dispute (Lvl 3) "According to collection comment dated xx/xx/2024, the borrower disputed for payments. No comments have been found dispute resolved and resolution letter sent. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $725.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $692.14 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,662.88.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $880.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $616.82 with an interest rate of 4.710%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx. The due date was advanced from xx/xx/2024 to xx/xx/2024 due to loan modification.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
As per the comment dated xx/xx/2023, the subject property is occupied by an unknown party.
As per the seller’s tape, the loan was modified on xx/xx/2024. As per the comment dated xx/xx/2024, the first payment date is xx/xx/2024 with the modified payment of $803.38.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2024, the borrower has filed a claim for roof damage due to a storm. The date of loss is xx/xx/2024. As per the comment dated xx/xx/2024, the loss draft check was received in the amount of xx on xx/xx/2024. Further details not provided. Subsequent comments do not show damage.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2024, the borrower has filed a claim for roof damage due to a storm. The date of loss is xx/xx/2024. As per the comment dated xx/xx/2024, the loss draft check was received in the amount of xx on xx/xx/2024. Further details not provided. Subsequent comments do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $602.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $602.21, with an interest rate of 9.220%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine RFD.
As per the tape data, the loan was modified.
As per the tape data, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,911.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $922.66 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025, the reason for the default was the illness of the borrower's family member.
As per the tape, the subject property is stated as an investor.
As per the collection comment dated xx/xx/2025, the subject property was extensively damaged due to water, and the estimated cost of repair is $6,650.00. The collection comment dated xx/xx/2025 shows drywall installation, painting, and flooring work are needed. As per the collection comment dated xx/xx/2025, 87% of repairs are completed and 13% of repairs are pending.
As per the seller's tape, the loan was modified xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the collection comment dated xx/xx/2025, the subject property was extensively damaged due to water, and the estimated cost of repair is $6,650.00. The collection comment dated xx/xx/2025 shows drywall installation, painting, and flooring work are needed. As per the collection comment dated xx/xx/2025, 87% of repairs are completed."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,789.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,296.20 with an interest rate of 8.470%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, for xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,342.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,687.87 with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,954.83.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,954.83.
As per the comment dated xx/xx/2023, the reason for default is curtailment of income.
As per the tape, the loan was modified on xx/xx/2020.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,332.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,598.70 with an interest rate of 8.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is unemployed.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the FC is initiated on the loan. As per the comment dated xx/xx/2025, the complaint was filed on xx/xx/2025. As per the comment dated xx/xx/2025, the FC was closed due to reinstatement.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2025, the FC is initiated on the loan. As per the comment dated xx/xx/2025, the complaint was filed on xx/xx/2025. As per the comment dated xx/xx/2025, the FC was closed due to reinstatement.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,146.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,215.98 with an interest rate of 3.500%. The current UPB is xx and the deferred balance is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and the deferred balance is xx.
Unable to determine the RFD.
As per the comment dated xx/xx/2023, the subject property is occupied by an unknown party.
As per tape, the loan was modified on xx/xx/2017.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2007 with a loan amount of xx. The PH shows a large transaction on xx/xx/2023 in the total amount of xx, which was applied for the due dates of xx/xx/2021 to xx/xx/2023. The current UPB is xx. As per the comment dated xx/xx/2024, the loan has been reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,032.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,433.28 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the seller’s tape, the occupancy of the subject property is stated as investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,397.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,178.04 with an interest rate of 10.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2008.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,395.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,172.77 with an interest rate of 7.375%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the tape data, the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025, for xx/xx/2025, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,485.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,508.75 with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2015.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan on xx/xx/2023. The recent FC sale was scheduled for xx/xx/2024. As per the comment dated xx/xx/2024, the FC was closed due to reinstatement.
As per the comment dated xx/xx/2023, the BWR filed bankruptcy under Chapter 13 with the xx on xx/xx/2020. As per the comment dated xx/xx/2023, the BK was discharged.

Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan on xx/xx/2023. The complaint was filed on xx/xx/2023. The judgment was entered on xx/xx/2023. The recent FC sale was scheduled for xx/xx/2024. As per the comment dated xx/xx/2024, the FC was closed due to reinstatement.
Bankruptcy Comments:As per the comment dated xx/xx/2023, the BWR filed bankruptcy under Chapter 13 with the xx on xx/xx/2020. As per the comment dated xx/xx/2023, the BK was discharged.	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2024 to xx/xx/2024."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2004 with a loan amount of xx. PH shows a large transaction in the amount of xx on xx/xx/2024, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The collection comment dated xx/xx/2024 shows the funds received for reinstatement. The current unpaid principal balance is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,201.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $554.10 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the reason for default is excessive obligation.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,181.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $590.73 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,552.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,243.45 with an interest rate of 6.230%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB as per the payment history is xx.
  Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
As per tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,488.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,231.33 with an interest rate of 7.940%. The current UPB, as per the payment history, is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for the default.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,337.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,038.05 with an interest rate of 9.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,014.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $744.78 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $347.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $184.43 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the occupancy of the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $443.00 with an interest rate of 4.630%. The current UPB reflected as per the payment history tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $914.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $752.41 with an interest rate of 8.625%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Mortgage (Lvl 3) "The loan was originated on xx/xx/2004 with the loan amount of xx. PH shows a large transaction (loan transferred) in the amount of xx, and the current UPB is xx. Details of the loan transfer are not available in collection comments."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $967.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $336.76 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collections.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the RFD is loss of income.
As per the comment dated xx/xx/2025, the property is occupied by ‘unknown’ party.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2021, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $758.89 with an interest rate of 3.000%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
The RFD is unable to be determined.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, and for xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."
								* Deceased Borrower(s) (Lvl 3) "According to the collection comment dated xx/xx/2024, the co-borrower xx was deceased on xx/xx/2024. No further details found."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,307.00 with an interest rate of 2.880%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,126.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $629.94 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is $7,559.28.	Collections Comments:According to the servicing comments, the current status of the loan is in collections.
According to payment history as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2023, the subject property is occupied by unknown.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $978.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $708.00 with an interest rate of 7.840%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine reason for default.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,104.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $594.68, with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
According to the servicing comment dated xx/xx/2024, the RFD is an excessive obligation.
As per the tape data, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
According to the servicing comment dated xx/xx/2023, bankruptcy chapter 13 was filed with case no. #xx. According to the servicing comment dated xx/xx/2024, bankruptcy was discharged on xx/xx/2024.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:According to the servicing comment dated xx/xx/2023, bankruptcy chapter 13 was filed with case no. #xx. According to the servicing comment dated xx/xx/2024, bankruptcy was discharged on xx/xx/2024.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,104.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,302.47 with an interest rate of 7.990%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,311.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $7,311.47 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $510.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $482.01 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is $8,051.88.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The reason for default is unable to be determined.
As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,152.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,152.74 with an interest rate of 4.800%. The current UPB is xx, and the deferred amount is $3,436.62.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for the default is the borrower is deceased.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2025, the borrower is deceased. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $884.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $696.07 with an interest rate of 9.410%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
The RFD is unable to be determined.
According to the collection comment dated xx/xx/2025 current occupancy is occupied by unknown party.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* Deceased Borrower(s) (Lvl 3) "According to the collection comments, the borrower xx, deceased on xx/xx/2025. and there are no further details regarding the death of borrower Pam Calvert."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower has been delinquent with the loan for 4 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,426.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,293.42 with an interest rate of 7.708%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is foreclosure.
According to the tape as of xx/xx/2025, the borrower has been delinquent with the loan for 4 months, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the comment dated xx/xx/2024, the foreclosure was initiated on this loan in 2024. The file was received by an attorney on xx/xx/2024. The service was completed on xx/xx/2024. Further details are not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on this loan in 2024. The file was received by an attorney on xx/xx/2024. The service was completed on xx/xx/2024. Further details are not provided.
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* Foreclosure Delay or Contested (Lvl 4) "As per the comment dated 12/03/2024, there is an active junior lien against the subject property, and the junior lienholder started foreclosure. Also, the contested matter was received on 12/02/2024. Further details are not provided."	* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2006 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. PH shows another large transaction on xx/xx/2025 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The current UPB is xx. As per the collection comment dated xx/xx/2024 and xx/xx/2025, the loan has been reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $742.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $742.81 with an interest rate of 8.480%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,048.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,277.38 with an interest rate of 7.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
As per comment dated xx/xx/2025, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $857.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $857.83 with an interest rate of 9.390%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received is xx/xx/2025 in the amount of $5,342.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,721.07 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The subject property is located in the state of WA under XXXX County, and the property address is XXXX. According to the collection comment, there is damage on the property and the total amount is xx. Damage to the subject property was found on xx/xx/2025. The collection comment shows the borrower confirmed that repairs will be completed on the property.
The loan has been modified once since origination and the loan has been modified on xx/xx/2017.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "The subject property is located in the state of WA under xx County, and the property address is xx. As per the comment dated xx/xx/2025, the subject property has been damaged and received claim check in the amount of xx. Subsequent comments do not show needed repairs."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,519.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,075.34 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,882.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,780.98 with an interest rate of 7.125%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $770.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $770.15 with an interest rate of 7.380%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is payment dispute.
As per the tape, the loan was modified.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2025, the reason for default is payment dispute. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $421.90 with an interest rate of 3.375%. The current UPB reflected as per the tape is xx and deferred balance is $3,056.19.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The current UPB reflected as per the tape is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, for xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,029.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $608.91 with an interest rate of 8.040%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine the reason for the default.
  As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,810.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,108.18 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025, for xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,330.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,698.94 with an interest rate of 4.125%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,349.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,618.54 with an interest rate of 7.135%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,438.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,193.18 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,034.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $749.54 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The RFD is unable to be determined.
  As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
  As per the seller’s tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,366.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $806.14 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is an investment.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $732.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $732.66 and the interest rate is 7.700%. The current UPB reflected as per the payment history is xx and the deferred balance is $7,928.75.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $7,928.75.
As per the seller’s tape, the subject property is owner occupied.
As per the comment dated xx/xx/2024, the reason for the default is curtailment of income.
As per the seller’s tape, the loan was modified on xx/xx/2019.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,838.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $992.14. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 8.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the reason for default is the illness of the borrower.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the foreclosure was initiated. As per the collection comment dated xx/xx/2025, the foreclosure was closed as the loan was reinstated.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the collection comment dated xx/xx/2025, the foreclosure was initiated. As per the collection comment dated xx/xx/2025, the foreclosure was closed as the loan was reinstated.

		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2023 with a loan amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The current UPB is xx. As per the collection comment dated xx/xx/2025, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,290.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,529.31 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $645.08 with an interest rate of 4.375%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to the tape as of xx/xx/2025, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are missing from xx/xx/2023 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,344.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,015.70 with an interest rate of 9.040%. The current UPB reflected as per the payment history is xx with the deferred balance xx.
Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx with the deferred balance xx.
As per the comment dated xx/xx/2025, the reason for the default is unexpected plumbing and vehicle repairs.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, unexpected plumbing damage to the subject property has been stated. No further details have been found.
The loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2025, the subject property has unexpected plumbing damage. No further details have been found. The subsequent CCs do not show damages."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,892.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,350.82 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1307.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $265.08 with an interest rate of 5.934%. The current UPB reflected as per the payment history is xx.	Collections Comments: According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the collection comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,262.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,262.25 with an interest rate of 8.130%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
As per tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,753.37, which was applied for the due date of 0xx/xx/2025. The current P&I is $1,753.37 with an interest rate of 6.691%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 for xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,871.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,951.95 with an interest rate of 6.880%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2024, for xx/xx/2024,xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,787.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,467.65 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower is delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
  Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $762.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $106.61 with an interest rate of 3.000%. The current UPB reflected as per the payment history is $9,666.05 and the deferred balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $9,666.05.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $552.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $280.81 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is unemployment.
As per the comment dated xx/xx/2024, the subject property is occupied by unknown party.
As per the tape, the loan was modified on xx/xx/2008.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $532.44, which was applied for the due date of xx/xx/2025. The current P&I is $532.44 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
  As per tape data, the subject property is owner-occupied.
The RFD is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $832.69 with an interest rate of 2.875%. The current UPB reflected as per the tape is xx, and the deferred balance is $7,746.99.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,722.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,894.24 with an interest rate of 3.440%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received is xx/xx/2025 in the amount of $1,801.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,347.71 with an interest rate of 3.630%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan collections.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has been modified once since origination and the loan has been modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,435.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,204.20 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,600.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,341.51 with an interest rate of 6.770%. The current UPB is xx.
The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2023. As per the collection comment dated xx/xx/2024, these are borrower payments.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2023, the borrower had filed for bankruptcy under Chapter 13 with xx. The bankruptcy was discharged on xx/xx/2024.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the collection comment dated xx/xx/2023, the borrower had filed for bankruptcy under Chapter 13 with xx. The bankruptcy was discharged on xx/xx/2024.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $991.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $591.12 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx and deferred balance is $591.12.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and deferred balance is $591.12.
No details pertaining to the damage to the subject property have been observed.
As per comment dated xx/xx/2025, the RFD is excessive obligation.
As per the seller’s tape, the loan was modified on xx/xx/2020.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $985.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $985.44 with an interest rate of 6.300%. The current UPB is xx and the deferred balance is $3,349.24.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and the deferred balance is $3,349.24.
As per the comment dated 0xx/xx/2025, the RFD is excessive obligations.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the seller’s tape, the loan was modified.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,692.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,279.08 with an interest rate of 2.447%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the reason for default was excessive obligations.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on 0xx/xx/2025 in the amount of $1,607.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $774.26 with an interest rate of 4.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the subject property is occupied by unknown party.
As per the collection comment dated xx/xx/2025, the reason for default is borrower’s illness
As per the seller’s tape, the loan was modified on xx/xx/2020.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,863.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,141.15 with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,833.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,714.17 with an interest rate of 8.850%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received was on xx/xx/2025 in the amount of $4,328.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,856.49 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $911.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $691.06 with an interest rate of 7.300%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,524.31.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,000.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,139.37 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx and deferred balance is $8,613.31.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2024, the reason for default is the death of a family member.
As per the collection comment dated xx/xx/2024, the subject property is occupied by the unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2006 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2024. The current UPB is xx. Downgraded to LVL3 and treating as BWR payments."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,765.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,450.77 with an interest rate of 6.935%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property occupancy is stated as investor.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,181.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $579.89 with an interest rate of 3.625%. The current UPB, reflected as per the payment history, is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the seller's tape, the subject property is a secondary home.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the comment dated xx/xx/2025, the borrower confirmed that the repairs will be completed on the property.
As per the seller's tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."
								* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2025, the borrower confirmed that the repairs will be completed on the property. Subsequent CCs do not show damages."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,667.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,667.85 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy-current.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
  No foreclosure activity has been found.
As per the collection comment dated xx/xx/2025, Bankruptcy Chapter 13 was filed by xx with xx on xx/xx/2025. As per the collection comment dated xx/xx/2025, proof of claim was referred to the attorney. Currently bankruptcy is active.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the collection comment dated xx/xx/2025, Bankruptcy Chapter 13 was filed by xx with xx on xx/xx/2025. As per the collection comment dated xx/xx/2025, proof of claim was referred to the attorney. Currently bankruptcy is active.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $643.75 with an interest rate of 3.375%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine the reason for default.
 As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,013.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $949.91 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $610.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $353.45 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,700.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $899.00 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine RFD.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2010.
As per collection comments dated xx/xx/2023, the foreclosure was closed due to bankruptcy. Further details not provided.
As per the collection comments dated, the bankruptcy under Chapter 13 was filed with the xx on xx/xx/2019. The POC was filed on xx/xx/2019, and the arrearage amount is $7,992.90. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2024.

Foreclosure Comments:As per collection comments dated xx/xx/2023, the foreclosure was closed due to bankruptcy. Further details not provided.
		Bankruptcy Comments:As per the collection comments dated, the bankruptcy under Chapter 13 was filed with the xx on xx/xx/2019. The POC was filed on xx/xx/2024, and the arrearage amount is $7,992.90. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2024.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,265.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,265.35 with an interest rate of 7.190%. The current UPB is xx, and the deferred balance is $1,859.36.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is the illness of the borrower's family member.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,742.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,742.57 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property occupancy is stated as an investor.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,113.35 (PITI), which was applied for the due date of 0xx/xx/2025. The current P&I is $692.77 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller tape the loan has been modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,077.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $622.62 with an interest rate of 5.500%. The current UPB is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,845.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $767.32 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx and the deferred balance is $8,706.86.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,057.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,385.41 with an interest rate of 5.500%. The current UPB, as per the payment history, is xx and the deferred amount is $8,312.46.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,310.83 with an interest rate of 3.125%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is xx.
As per the tape data, the subject property is owner-occupied.
The RFD is unable to be determined.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,614.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $940.05 with an interest rate of 4.130%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2012 with a loan amount of xx. PH shows a large transaction in the amount of xx on xx/xx/2023, which was applied for the due dates of xx/xx/2020 to xx/xx/2023. As per the collection comment dated xx/xx/2023, the amount was received as an HAF payment. The current unpaid principal balance is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,456.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,145.32 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the property occupancy is stated as an investor.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,950.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,493.63 with an interest rate of 11.875%. The current UPB reflected as per the payment history is xx, and the deferred principal balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is a servicing problem.
As per the tape, the loan was modified on xx/xx/2020.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape data, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $951.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $571.88 with an interest rate of 8.250%. The current UPB is xx, and the deferred balance is $2,335.06.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
As per tape data, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,359.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $645.81 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
 No details pertaining to the damage to the subject property have been observed.
 As per tape, the loan has been modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2024, RFD is an excessive obligation.
As per tape, the subject property current occupancy is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,279.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,113.53 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the occupancy of the subject property is a second home.
 No details pertaining to the damage to the subject property have been observed.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,074.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,451.69 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx with the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx with the deferred balance is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2021.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,677.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $995.70 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, for xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $758.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $474.07 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
Unable to determine the RFD.
No details regarding the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,137.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $505.87 with an interest rate of 4.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is unemployed.
As per seller’s tape, the subject property occupancy is stated as an investor.
As per the tape data, the loan was modified on xx/xx/2019.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $356.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $243.22 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2025, the borrower xx is deceased. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,376.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,198.60 with an interest rate of 5.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
As per comment dated xx/xx/2025, there is a payment dispute with lender. Further details not provided.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the borrower, XXXX, filed bankruptcy under Chapter 13 with the xx. The BK was discharged on xx/xx/2024.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the comment dated xx/xx/2024, the borrower, XXXX, filed bankruptcy under Chapter 13 with the xx. The BK was discharged on xx/xx/2024. Further details not available.	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2024."
								* Written or verbal dispute (Lvl 3) "As per comment dated xx/xx/2025, there is a payment dispute with lender. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $790.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $506.53 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,500.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $859.99 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025, the reason for default was excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,830.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,720.06 with an interest rate of 10.940%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2024.
  No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,511.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,105.69 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
 Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
  No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2023. The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."
								* The property has unrepaired damages (Lvl 3) "As per the collection comment dated xx/xx/2025, the subject property was damaged due to hail on xx/xx/2024, and the borrower received a claim check in the amount of $1,500.00. No comments have been found regarding repair completion. The subsequent CCs do not show damages."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,533.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $934.22 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the reason for default is illness of a family member.
As per the tape data, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $415.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $292.25 with an interest rate of 11.100%. The current UPB is xx and the deferred balance is $584.50.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and the deferred balance is $584.50.
As per the comment dated xx/xx/2024, the RFD is death of mortgagor.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the tape, the loan was modified on xx/xx/2020.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Deceased Borrower(s) (Lvl 3) "As per comment dated xx/xx/2024, the borrower was deceased. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
.According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $796.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $499.09 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the reason for default is mortgagor illness.
As per the tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $672.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $414.82 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is $829.64.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2018.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. The complaint was filed on xx/xx/2025. As per the collection comment dated xx/xx/2025, the file is closed due to reinstatement.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. The complaint was filed on xx/xx/2025. As per the collection comment dated xx/xx/2025, the file is closed due to reinstatement.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 3) "As per the collection comment dated xx/xx/2024, the borrower's income was impacted by Covid-19. Further details are not provided."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2007 with a loan amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of $5,198.55, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The current UPB is xx. As per the collection comment dated xx/xx/2025, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,036.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,036.93 with an interest rate of 6.900%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $531.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $296.36 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the reason for default was excessive obligation.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the property occupancy is stated as an investor.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,266.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $559.98 with an interest rate of 6.810%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2024, the subject property is occupied by unknown party.
As per the collection comment xx/xx/2024, the RFD is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2022.
As per the collection comments, the foreclosure was initiated on the loan. As per the collection comment dated xx/xx/2023, the complaint was filed on xx/xx/2023. As per the collection comment dated xx/xx/2023, the foreclosure was closed as the loan was reinstated.
As per the collection comment dated xx/xx/2023, the borrower filed for bankruptcy with xx. The BK is not active. Further details are not provided.

Foreclosure Comments:As per the collection comments, the foreclosure was initiated on the loan. As per the collection comment dated xx/xx/2023, the complaint was filed on xx/xx/2023. As per the collection comment dated xx/xx/2023, the foreclosure was closed as the loan was reinstated.
		Bankruptcy Comments:As per the collection comment dated xx/xx/2023, the borrower filed for bankruptcy with xx. The BK is not active. Further details are not provided.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,065.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,319.01 with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collections.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx.
As per the comments, the foreclosure was initiated. The judgment was entered on xx/xx/2023. The file was closed on xx/xx/2024 due to reinstatement.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the property is occupied by an ‘unknown’ party.
As per the comment dated xx/xx/2025, the RFD is unemployment.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:As per the comments, the foreclosure was initiated. The judgment was entered on xx/xx/2023. The file was closed on xx/xx/2024, due to reinstatement..
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2008 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2022 to xx/xx/2024. The current UPB is xx. As per the comment dated xx/xx/2024, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,608.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,840.54 with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property occupancy is stated as an investor.
As per the comment dated xx/xx/2024, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,669.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,386.56 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  No details pertaining to the damage to the subject property have been observed.
According to the collection comment dated xx/xx/2025, the RFD is an excessive obligation.
According to the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2023. The collection comments are available from xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $655.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $655.78 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx and the deferred balance is $4,853.85.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $4,853.85.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The RFD is unable to be determined.
As per the seller’s tape, the loan was modified on xx/xx/2005.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,187.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $554.08 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine RFD.
According to the seller’s data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,274.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $667.12 with an interest rate of 12.125%. The current UPB reflected as per the payment history is xx, and the deferred amount is $4,085.86,	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/2007.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,496.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $828.98 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  No details pertaining to the damage to the subject property have been observed.
  As per tape, the subject property occupancy is an investor.
The loan has not been modified since origination.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $517.50 with an interest rate of 3.250%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
The RFD is unable to be determined.
As per the tape, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, the subject property has damage, and the $6,567.48 check has been received for repairs. No further details have been found. The subsequent CCs do not show damages.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,130.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,076.71 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2023. The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,379.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $830.01 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the RFD is excessive obligation.
As per the seller’s tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and for xx/xx/2025. The comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2025, there is a tax dispute. No further details have been found."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,328.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $831.32 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the seller’s tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is a servicer problem.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
As per the comment dated xx/xx/2023, bankruptcy xx is still open. As per the comment dated xx/xx/2024, the bankruptcy case was discharged. Further details not provided.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2023, bankruptcy xx is still open. As per the comment dated xx/xx/2024, the bankruptcy case was discharged. Further details not provided.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,597.79, which was applied for the due date of xx/xx/2025. The current P&I is $1,597.79 with an interest rate of 9.590%. The current UPB is xx, and the deferred balance is $8,607.57.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,957.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,492.43 with an interest rate of 7.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2024, the subject property occupancy is tenant-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,838.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,217.56 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,065.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,335.93 with an interest rate of 7.800%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
As per tape data, the subject property is owner-occupied.
As per seller's tape, the loan was modified once since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,520.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $947.05 with an interest rate of 7.050%. The current UPB reflected as per the payment history is xx, and the deferred balance is $947.05.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $947.05. As per the comment dated xx/xx/2025, the December month payment was deferred.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2020.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2025, the borrower is dissatisfied with the servicing of the loan.
As per the comment dated xx/xx/2025, the foreclosure was initiated on this loan in 2025. The borrower wants to pay all the note rate payments and pay the default interest over the next 4 months. The bulk amount was received in the amount of $6,353.00 on xx/xx/2025 & xx/xx/2025. The latest comment, dated xx/xx/2025, reflects that the foreclosure process is closed, as the loan has been reinstated.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on this loan in 2025. The borrower wants to pay all the note rate payments and pay the default interest over the next 4 months. The bulk amount was received in the amount of $6,353.00 on xx/xx/2025 & xx/xx/2025. The latest comment, dated xx/xx/2025, reflects that the foreclosure process is closed, as the loan has been reinstated.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,597.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $814.47 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is $9,142.71.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine the reason for the default.
  As per tape, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, the subject property was damaged due to hail. The borrower filed a claim in the amount of xx with the insurance company. The cost of repair is not available.  Further details are not available. Subsequent comments do not show damage.
  As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the collection comment dated xx/xx/2024, the subject property was damaged due to hail. The borrower filed a claim in the amount of xx with the insurance company. The cost of repair is not available. Further details are not available. Subsequent comments do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,425.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $964.60 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is $7,515.40.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is servicing problem.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,338.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $916.47 with an interest rate of 4.63%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,662.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $856.25 with an interest rate of 6.000%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, for xx/xx/2024, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,029.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,143.17 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,429.51.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the subject property was damaged due to Hurricane XXXX. The claim was filed. No comment found regarding completion of the repairs. No further details are provided.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,950.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,710.19 with an interest rate of 3.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
  As per tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,063.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,509.27 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx and the deferred balance is $7,546.35.
As per the comment dated xx/xx/2024, the payments made in December 2024 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $7,546.35.
As per the comment dated xx/xx/2023 the RFD is excessive obligations.
As per the comment dated xx/xx/2024, the subject property is unknown-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,530.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,117.36 with an interest rate of 6.875%. The current UPB is xx. As per the tape, the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. As per the tape, the deferred balance is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $703.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $477.12 with an interest rate of 4.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the collection comment dated xx/xx/2025, the subject property is occupied by unknown party.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,423.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,064.99 with an interest rate of 11.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape data, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,680.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,028.28 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is an investment.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,323.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,023.63 with an interest rate of 7.270%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $424.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $424.52 with an interest rate of 8.790%. The current UPB reflected as per the payment history is xx and deferred balance is $6,099.78.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
As per tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,027.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $357.05 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,322.80.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,322.80.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2019.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,600.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,031.86, with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments. the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the bankruptcy under the Chapter 13 plan with xx was discharged on xx/xx/2023.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2024, the bankruptcy under the Chapter 13 plan with xx was discharged on xx/xx/2023.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,381.59 with an interest rate of 2.875%. The current UPB reflected as per the payment history tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape, the loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, for xx/xx/2024, and for xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $887.25, which was applied for the due date of xx/xx/2025. The current P&I is $887.25 with an interest rate of 8.390%. The current UPB reflected as per the payment history is xx, and the deferred balance is $8,629.94.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2024, the borrower, xx, is deceased.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Deceased Borrower(s) (Lvl 3) "As per the collection comment dated xx/xx/2024, the borrower, xx, is deceased."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $657.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $579.16 with an interest rate of 12.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,054.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,957.42 with an interest rate of 2.880%. The current UPB reflected as per the payment history is xx.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  No details pertaining to the damage to the subject property have been observed.
As per tape, the subject property is owner-occupied.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,259.97, which was applied for the due date of xx/xx/2025. The current P&I is $3,783.87 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. As per tape data, the subject property occupancy is a secondary home.
  No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2024.The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $680.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $390.40 with an interest rate of 3.500%. The current UPB reflected as per the tape is xx and the deferred balance is $3,123.20.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx, and the deferred balance is $3,123.20.
As per the comment dated xx/xx/2025, the reason for default is illness of the borrower.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the subject property was damaged as the rain was pouring in the kitchen, and the borrower received loss draft check #XXXX in the amount of xx for repairs. The further comment dated xx/xx/2024 states that the borrower will send insurance documents to another inspector to verify the amount of approximately $XXXX to complete repairs. The repairs were completed on xx/xx/2024. As per the comment dated xx/xx/2025, the borrower states that the contractor is threatening a lien on the property. Further details are not provided.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Notice or lien against subject property (Lvl 3) "As per the comment dated xx/xx/2025, the borrower states that the contractor is threatening a lien on the property. Further details are not provided."
								* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2024, the subject property was damaged as the rain was pouring in the kitchen, and the borrower received loss draft check xx in the amount of xx. The comment dated xx/xx/2024 states that the borrower sent insurance documents to another inspector to verify the repairs amount of approximately $65K-$80K. The repairs were completed on xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,298.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $706.17 with an interest rate of 3.130%. The current UPB, reflected as per the payment history, is xx and the deferred balance isxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, reflected as per the payment history, is xx and the deferred balance is xx.
As per the collection comment dated xx/xx/2024, the subject property has unknown occupancy.
As per the collection comment dated xx/xx/2025, the reason for default is fraud.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $615.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $424.84 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx and deferred balance is $3,622.23.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and deferred balance is $3,622.23.
As per the tape, the loan modified on xx/xx/2021.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligation.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2024, the borrower was impacted by Covid-19.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Borrower's Income is impacted by Covid-19 (Lvl 3) "As per the servicing comment dated xx/xx/2024, the borrower was impacted by Covid-19."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $758.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $758.15 with an interest rate of 7.980%. The current UPB, as per the payment history, is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2004.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for the default.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,819.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,268.67 with an interest rate of 10.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,292.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $464.85 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2024, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,172.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,609.94 with an interest rate of 7.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,614.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,614.62 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, for xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024, and xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2020 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of $8,188.80, which was applied for the due dates of xx/xx/2024 to xx/xx/2024. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,139.76 with an interest rate of 5.500%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the subject property is occupied by an unknown party.
As per the collection comment dated xx/xx/2024, the RFD is an excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,374.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $471.85 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to the tape as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data of xx/xx/2025, the subject property was occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan has been modified on xx/xx/2022.
As per collection comments dated xx/xx/2023, the notice of default was filed. Further details are not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the collection comments dated xx/xx/2024, BK was active in the loan file; as per the collection comments dated xx/xx/2024, BK's case was terminated on xx/xx/2023. Further details not provided.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,358.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1358.93 with an interest rate of 6.940%. The current UPB reflected as per the payment history is xx and the deferred balance is $4,714.76.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape data, the loan was modified.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $760.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $451.78 with an interest rate of 5.50%. The current UPB reflected as per the payment history is xx, and the deferred balance is $903.56.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $903.56.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2023.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,019.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $975.64 with an interest rate of 6.230%. The current UPB reflected as per the payment history is xx, and the deferred balance is $7,425.60.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comments dated xx/xx/2025, the RFD is excessive obligations.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,234.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,125.82 with an interest rate of 8.900%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is an excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,021.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $711.16 with an interest rate of 5.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligation.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,198.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $879.33 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
  Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,376.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $505.25 with an interest rate of 4.000%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx, and the deferred balance is xx.
Unable to determine the reason for the default.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* Municipal Lien against the property (Lvl 4) "According to the tape, there is an active municipal lien against the subject property in the amount of $XXXX. The subject property is located in Connecticut. The aforementioned unpaid lien may cause the subject property to go into foreclosure. This can be cured by repayment of the unpaid lien along with late fees and unpaid interest."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $436.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $307.92 with an interest rate of 8.630%. The current UPB, reflected as per the payment history, is xx and the deferred balance is xx.
The due dates are advanced from xx/xx/2022 to xx/xx/2023 due to modification.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $521.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $521.83 with an interest rate of 12.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The RFD is unable to be determined.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2007.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025 and form xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received is xx/xx/2025 in the amount of $653.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $653.14 with an interest rate of 10.140%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,014.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,124.55 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  No details pertaining to the damage to the subject property have been observed.
  As per tape, the subject property is owner-occupied.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,289.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,938.75 with an interest rate of 3.170%. The current UPB, as per the payment history, is xx and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the seller's tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,150.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,411.67 with an interest rate of 6.750%. The current UPB is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,110.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $705.21 with an interest rate of 4.625%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx, and the deferred balance is xx.
As per the comment dated xx/xx/2025, the reason for default is mortgagor illness.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,117.52 with an interest rate of 6.130%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,059.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $801.16, with an interest rate of 8.080%. The current UPB reflected as per the payment history is xx, and the deferred amount is $5,064.21.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
According to the servicing comment dated xx/xx/2024, RFD is excessive obligations.
As per the tape data, the loan was modified.
As per the tape data, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,427.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,739.04 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."
								* Deceased Borrower(s) (Lvl 3) "As per the collection comment dated xx/xx/2025, the borrower, xx, deceased on xx/xx/2023. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,031.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $577.77 with an interest rate of 9.740%. The current UPB reflected as per the payment history is xx and the deferred balance xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the reason for default is mortgagor illness.
As per the tape data, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $784.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $504.74 with an interest rate of 7.900%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the collection comment dated xx/xx/2025, the RFD is unemployment.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the loan was modified on xx/xx/2025.
As per the collection comment dated xx/xx/2024, the foreclosure was initiated on the loan. As per the collection comment dated xx/xx/2024, a complaint was filed. As per the collection comment dated xx/xx/2025, the foreclosure was put on hold due to the loan being modified. Further details not provided.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the collection comment dated xx/xx/2024, the foreclosure was initiated on the loan. As per the collection comment dated xx/xx/2024, a complaint was filed. As per the collection comment dated xx/xx/2025, the foreclosure was put on hold due to the loan being modified. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,757.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,277.16 with an interest rate of 8.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. Further details not provided.
As per the collection comment dated xx/xx/2025, the borrower filed bankruptcy under Chapter 13 with the xx plan filed on xx/xx/2022 and confirmed on xx/xx/2022. The POC was filed on xx/xx/2022. As per the comment dated xx/xx/2025, the BK was discharged on xx/xx/2025. There is no comment indicating a cramdown.
Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. Further details not provided.
		Bankruptcy Comments:As per the collection comment dated xx/xx/2025, the borrower filed bankruptcy under Chapter 13 with the xx plan filed on xx/xx/2022 and confirmed on xx/xx/2022. The POC was filed on xx/xx/2022. As per the comment dated xx/xx/2025, the BK was discharged on xx/xx/2025. There is no comment indicating a cramdown.			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,498.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,850.00 with an interest rate of 7.130%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,562.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,978.70 with an interest rate of 8.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property occupancy is stated as an investor.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,660.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $843.36 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2024, the RFD is an excessive obligation.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $834.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $605.82 with an interest rate of 7.393%. The current UPB reflected as per the tape is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,978.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,978.85 with an interest rate of $2,978.85. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2023, from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,270.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,677.67 with an interest rate of 3.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2022.
The RFD is unable to be determined.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,712.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,161.07 with an interest rate of 4.380%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $487.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $378.18 with an interest rate of 13.00%. The current UPB reflected as per the payment history is xx and the deferral balance in the amount of $3,152.88.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferral balance in the amount of $3,152.88.
As per the comment dated xx/xx/2025, the subject property is unknown-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,110.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $623.72 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
According to the seller’s data, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,768.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,184.34 with an interest rate of 9.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per tape, the subject property is owner occupied
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $753.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $376.12 with an interest rate of 6.625%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $679.25 with an interest rate of 5.375%. The current UPB reflected as per the payment history tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape is xx.
As per the tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
As per the servicing comment dated xx/xx/2024, the borrower’s income has been impacted due to Covid-19.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 3) "As per the servicing comment dated xx/xx/2024, the borrower’s income has been impacted due to Covid-19."
								* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,269.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $782.35 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the loan was modified on xx/xx/2022.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the borrower applied for insurance to get a new roof. The borrower was supposed to get xx through the program. No comment has been found regarding the status of the replacement of the roof. The subsequent CCs do not show damage.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2024, the borrower applied for insurance to get a new roof. The borrower was supposed to get xx through the program. No comment has been found regarding the status of the replacement of the roof. Subsequent CCs do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,340.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,340.18 with an interest rate of 11.375%. The current UPB reflected as per the payment history is xx, and the deferred balance is $5,284.33.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
 According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB as per the payment history is xx.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,976.79 with an interest rate of 5.500%. The current UPB reflected as per the payment history tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan has been modified once since origination.
Unable to determine the RFD.
As per tape, the subject property is owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,103.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,704.44 with an interest rate of 3.950%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,549.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,466.19 with an interest rate of 7.485%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape isxx.
Unable to determine reason for default.
As per the seller’s tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $551.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $400.00 with an interest rate of 7.740%. The current UPB reflected as per the payment history is xx and the deferred balance is $1,815.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
 As per tape, the loan was modified on xx/xx/2013 and the given deferred balance is $1,815.00.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2022, the borrower filed bankruptcy with xx under chapter 13 on xx/xx/2022.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the collection comment dated xx/xx/2022, the borrower filed bankruptcy with xx under chapter 13 on xx/xx/2022. The proof of claim was filed on xx/xx/2022 with POC amount xx and amount of xx. The status of bankruptcy is unable to be determined. Further details not provided.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $901.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $901.15 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,124.68.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,209.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,512.92 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $654.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $332.22 with an interest rate of 5.500%. The current UPB as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx, and the deferred balance is xx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape, the loan was modified on xx/xx/2020.
As per the comment dated xx/xx/2023, the trial plan was offered to the borrower for 5 months, in the amount of $872.25, which ended on xx/xx/2024.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,005.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,332.50 with an interest rate of 4.990%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,278.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,602.10 with an interest rate of 9.845%. The current UPB reflected as per the payment history is $8,081.96.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $8,081.96.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $881.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $379.77 with an interest rate of 4.200%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to tape data, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $555.04 with an interest rate of 5.500%. The current UPB reflected as per the tape is xx and the deferred balance is $3,111.69.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the collection comment dated xx/xx/2024, the reason for default is unemployment.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape, the loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for the default.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 3) "As per the servicing comment dated xx/xx/2024, the borrower’s income has been impacted due to Covid-19."
								* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,471.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,943.62 with an interest rate of 3.8750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller tape, the subject property is owner occupied.
The RFD is unable to be determined.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, 7/1/20245 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,823.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,030.91 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  No details pertaining to the damage to the subject property have been observed.
As per tape, the subject property is owner-occupied.
Unable to determine the reason for the default.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $833.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $658.58 with an interest rate of 14.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is $937.68.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The reason for default is unable to be determined.
As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $585.42 with an interest rate of 3.500%. The current UPB reflected as per the tape is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx and the deferred balance is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per tape, the loan was modified on xx/xx/2022.

No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,404.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,363.69 with an interest rate of 7.49%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,261.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,485.91 with an interest rate of 5.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 03 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,312.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $957.29 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is active bankruptcy.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 03 months, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
As per the tape data, the Chapter 13 bankruptcy was filed on xx/xx/2022 with xx. As per the comment dated xx/xx/2023, the POC was on xx/xx/2023. As per the comment dated xx/xx/2025, the Chapter 13 plan was confirmed. Further details not provided.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the tape data, the Chapter 13 bankruptcy was filed on xx/xx/2022 with xx. As per the comment dated xx/xx/2023, the POC was on xx/xx/2023. As per the comment dated xx/xx/2025, the Chapter 13 plan was confirmed. Further details not provided.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for one month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,478.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,426.88 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for one month, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $718.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $512.12 with an interest rate of 7.850%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,756.34.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default  .
As per the tape, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2023.
 No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $949.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $603.79 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
As per the collection comment dated xx/xx/2025, foreclosure was initiated. As per the comment dated xx/xx/2025, the sale was scheduled for xx/xx/2025. As per the comment dated xx/xx/2025, the attorney confirmed the file was closed. Further details are not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the collection comment dated xx/xx/2025, foreclosure was initiated. As per the comment dated xx/xx/2025, the sale was scheduled for xx/xx/2025. As per the comment dated xx/xx/2025, the attorney confirmed the file was closed. Further details are not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,382.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,243.64 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,497.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,050.41 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx. As per the collection comment dated xx/xx/2024, the payments received in the month of April 2024 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller tape, the subject property is owner occupied.
As per the comment dated xx/xx/2024, the RFD is an excessive obligation.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."
								* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2025, the borrower 1 was deceased. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $745.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $728.91 with an interest rate of 8.240%. The current UPB reflected as per the payment history is xx, and the deferral balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
The RFD is unable to be determined.
As per the seller’s tape, the property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,605.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,084.22 with an interest rate of 8.8750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024, for xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received is xx/xx/2025 in the amount of $1,599.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,288.04 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,017.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $437.55 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
 No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2023.
The foreclosure was initiated in 2023 with the loan. As per the servicing comment dated xx/xx/2023, foreclosure is on hold due to bankruptcy. As per the servicing comment dated xx/xx/2024, the foreclosure case is closed. Further details not provided.
As per the servicing comment dated xx/xx/2025, the borrower filed for bankruptcy under chapter 13. The bankruptcy case is still active. Further details not provided.
 As per tape data, the property is owner-occupied.

Foreclosure Comments:The foreclosure was initiated in 2023 with the loan. As per the servicing comment dated xx/xx/2023, foreclosure is on hold due to bankruptcy. As per the servicing comment dated xx/xx/2024, the foreclosure case is closed. Further details not provided.
Bankruptcy Comments:As per the servicing comment dated xx/xx/2025, the borrower filed for bankruptcy under chapter 13. The bankruptcy case is still active. Further details not provided.

					xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,694.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,832.48 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.
Unable to determine the reason for the default.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $851.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $592.58 with an interest rate of 7.625%. The current UPB reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, reflected as per the payment history, is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for the default.
As per tape data, the property occupancy is stated as investor.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $992.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $650.09 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
As per the seller’s tape, the property occupancy is stated as an investor.
The loan has not been modified since origination.
  No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,954.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,738.54 with an interest rate of 2.500%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $658.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $362.57 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per tape data, the property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,290.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,205.54 with an interest rate of 7.390%. The current UPB is xx. As per the tape, the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. As per the tape, the deferred balance is xx.
Unable to determine the reason for the default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,893.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,311.15 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the review of payment history as of xx/xx/2025, the borrower is current with the loan and the next due date of payment is xx/xx/2025. The UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2018 with a loan amount of xx. The PH shows a large transaction on xx/xx/2023 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2023. The current UPB is xx. As per the comment dated xx/xx/2023, the loan has been reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine last payment received. The current P&I is $1,032.91 with an interest rate of 2.000%. The current UPB reflected as per the payment history tape is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2010.
According to the collection comment dated xx/xx/2023, foreclosure was initiated in loan. Further details not provided.
Foreclosure Comments:According to the collection comment dated xx/xx/2023, foreclosure was initiated in loan. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,366.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $838.21 with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx. The deferred balance is $5,577.96.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.
The current UPB reflected as per the payment history is xx.
According to the collection comment dated xx/xx/2023, RFD is the curtailment of income.
  As per tape data, the subject property is owner-occupied.
As per tape data, the loan was modified.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,787.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $658.78 with an interest rate of 2.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the subject property is occupied by unknown party.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape data, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $756.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $523.42 with an interest rate of 4.1250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the subject property is occupied by an ‘unknown’ party.
As per the comment dated xx/xx/2025, the RFD is an excessive obligation.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,043.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $808.80 with an interest rate of 4.480%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller tape, the property is owner occupied.
The loan has not been modified since origination.
The RFD is unable to be determined.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,037.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $740.92 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the RFD.
As per the seller’s tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,060.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,200.17 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is the borrower's illness.
As per the comment dated xx/xx/2024, the borrower disputed. Further details are not provided.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2024, the borrower disputed. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $909.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $569.50 with an interest rate of 9.090%. The current UPB reflected as per the payment history is xx, and the deferred balance is $7,215.33.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape data, the loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,612.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $897.97 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per comment dated xx/xx/2024 the reason for the default is servicing problem.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,943.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,358.17 with an interest rate of 6.790%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
  As per the collection comment dated xx/xx/2024, the reason for the default is damage to property due to Hurricane Francine.  As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the collection comment dated xx/xx/2024, there is damage to property due to Hurricane Francise. As per the collection comment dated xx/xx/2025, there is minor fascia damage, but no claimable damages are seen, and the property is in good condition. No comments have been found regarding repair completion. Further details are not available.
As per the tape, the loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received is xx/xx/2025 in the amount of $2,264.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,010.56 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $861.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $861.47 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $960.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $745.31 with an interest rate of 7.200%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,235.93.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,066.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,377.35 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the loan was modified on xx/xx/2021.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,793.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,275.48 with an interest rate of 11.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape data, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $283.66 with an interest rate of 4.875%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per tape, the loan has not been modified since origination.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 03 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $671.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $534.75 with an interest rate of 8.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 03 months, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the collection comment dated xx/xx/2025, the subject property occupancy is an unknown party.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,531.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,768.12 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx. As per the collection comment dated xx/xx/2025, the payments received in the month of Jan 2025 are borrower payments. As per the collection comment dated xx/xx/2023, the payments received in the month of Nov 2023 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2024, the subject property is occupied by an ‘unknown’ party.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,460.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,268.02 with an interest rate of 8.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The RFD is unable to be determined.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The comments are missing from xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,889.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,208.72 with an interest rate of 3.75%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,141.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,765.86 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2023.
As per collection comment dated xx/xx/2025, the RFD is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $3,153.26 with an interest rate of 6.880%. The current UPB reflected as per the tape is xx and the deferred balance is xx.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
  As per the tape, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $437.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $306.61 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the RFD is curtailment of income.
According to the seller’s data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,419.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $767.64 with an interest rate of 3.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.
According to the collection comment dated xx/xx/2025, the RFD is excessive obligation.
As per seller’s tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,600.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,728.19 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the borrower filed bankruptcy with the xx. Any information regarding bankruptcy is not found in the servicing comments. Further details are not provided.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2024, the borrower filed bankruptcy with the xx. Any information regarding bankruptcy is not found in the servicing comments. Further details are not provided.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The payment history is available from xx/xx/2023 to xx/xx/2025. The payment history is missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,052.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,474.43 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx with a deferred balance is $4,423.29.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx with a deferred balance of $4,423.29.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,035.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $602.23 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is occupied by unknown party.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,335.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $948.26 with an interest rate of 4.880. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,637.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,530.41 with an interest rate of 3.680%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the RFD.
As per tape, current occupancy is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $515.08 with an interest rate of 3.875%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2024, the subject property occupancy is owner-occupied.
As per the collection comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the tape data, the loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 3) "As per the comment dated xx/xx/2024, the borrower's income was impacted by Covid-19. The servicer provided FB plans, which ran from xx/xx/2024 to xx/xx/2024."
								* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,702.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $887.46 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
According to collection comment dated xx/xx/2025, The RFD is excessive obligation.
As per tape data, the subject property is owner-occupied.
As per tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,441.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $825.88 with an interest rate of 3.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, for xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $854.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $371.20 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,462.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,759.06 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
According to collection comment dated xx/xx/2024, the RFD is excessive obligation.
According to collection comment dated xx/xx/2024, the subject property is owner-occupied.
As per tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $793.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $450.47 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,329.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,383.91 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $536.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $536.61 with an interest rate of 3.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,489.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $748.67 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the subject property had hail damage on xx/xx/2024 and received a claim check in the amount of xx on xx/xx/2024. No further details are available.
As per the comment dated xx/xx/2023, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,610.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,243.49 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is second home.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025 for xx/xx/2025, xx/xx/2025, and xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $856.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $446.43 with an interest rate of 3.152%. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,497.49.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $805.02, which was applied for the due date of xx/xx/2025. The current P&I is $805.02 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is $775.48.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $241.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $212.97 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx and the deferred balance is $638.91.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $638.91.
As per the comment dated xx/xx/2025, the RFD is a curtailment of income.
As per the comment dated xx/xx/2024, the borrower is deceased. No comments have been found regarding the DOD.
As per the tape data, the loan was modified on xx/xx/2021.
As per the tape data, the subject property is owner-occupied.
No comments have been found regarding the foreclosure or bankruptcy.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2024, the borrower is deceased. No comments have been found regarding the DOD."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower has been delinquent for 2 months and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,586.22 (PITI) which was applied for the due date of xx/xx/2025. The current P&I is $959.17 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.
(PH shows a large payment of $8,066.131 on xx/xx/2025. The CC dated xx/xx/2025 shows the same amount paid by BWR.)	Collections Comments:According to the servicing comments, the current status of the loan is in collection. According to tape as of xx/xx/2025, the borrower has been delinquent for 2 months and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,586.22 (PITI) which was applied for the due date of xx/xx/2025. The current P&I is $959.17 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025, the reason for default is unemployment.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2024, foreclosure was initiated on xx/xx/2024. Bidding completed on xx/xx/2024. As per the comment dated xx/xx/2024, the sale was scheduled on xx/xx/2024. As per the comment dated xx/xx/2024, the notice of sale was published on xx/xx/2024.  As per the comment dated xx/xx/2024, the loan was reinstated on xx/xx/2024.
  No post-close bankruptcy record has been found.
Foreclosure Comments:As per the collection comment dated xx/xx/2024, foreclosure was initiated on xx/xx/2024.  Bidding completed on xx/xx/2024. As per the comment dated xx/xx/2024, the sale was scheduled on xx/xx/2024. As per the comment dated xx/xx/2024, the notice of sale was published on xx/xx/2024.  As per the comment dated xx/xx/2024, the loan was reinstated on xx/xx/2024.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2018 with a loan amount of xx. The PH shows 2 large transactions. The first transaction on xx/xx/2024 was in the total amount of $9,716.19, which was applied for the due dates of xx/xx/2024 to xx/xx/2024. The second transaction on xx/xx/2024 was in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. The loan was reinstated."
								* Recent Foreclosure Sale - Need Update (Lvl 3) "As per the collection comment dated xx/xx/2024, foreclosure was initiated on xx/xx/2024. Bidding completed on xx/xx/2024. As per the comment dated xx/xx/2024, the sale was scheduled on xx/xx/2024. As per the comment dated xx/xx/2024, the notice of sale was published on xx/xx/2024. As per the comment dated xx/xx/2024, the loan was reinstated on xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,580.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,441.30 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, the RFD is unemployment.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months on the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $608.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $560.97 with an interest rate of 8.587%. The current UPB reflected as per the payment history is $8,483.02. The deferred balance is $4,585.95.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months on the loan, and the next due date is xx/xx/2025. The current UPB is $8,483.02.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2025, there is a payment dispute. Further details are not provided.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2025, there is a payment dispute. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $855.44, which was applied for the due date of xx/xx/2025. The current P&I is $855.44 with an interest rate of 6.73%. The current UPB reflected as per the payment history is xx and the deferred balance is $4,170.56	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $4,170.56
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,692.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,296.05 with an interest rate of 9.265%. The current UPB reflected as per the payment history is xx, and the deferred balance is $7.05.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,360.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $923.96 with an interest rate of 5.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligation.
As per servicing comments dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. Further details not provided.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:As per servicing comments dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. Further details not provided.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2020 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of $8,215.95, which was applied for the due dates of xx/xx/2024 to xx/xx/2024. As per the collection comment dated xx/xx/2024, the loan was reinstated. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received is xx/xx/2025 in the amount of $2,180.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,371.42 with an interest rate of 6.380%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on 0xx/xx/2025 in the amount of $1,016.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $707.21 with an interest rate of 4.063%. The current UPB reflected as per the payment history is xx, and the deferred amount is $1,414.42.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comments dated xx/xx/2025, the RFD is curtailment of income.
As per the tape, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $418.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $418.13 with an interest rate of 8.496%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2006.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,161.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $751.27 with an interest rate of 8.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,502.54.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,502.54.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape, the loan was modified on xx/xx/2020.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape data, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,108.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $992.82 with an interest rate of 14.25%. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,630.72.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,630.72.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,824.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,612.24 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,494.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,058.44 with an interest rate of 8.210%. The current UPB is xx.	Collections Comments:According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB isxx.
As per the collection comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2017.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is 2 months delinquent with the loan and the next due date is xx/xx/2025. We are unable to determine the last payment received. The current P&I is $402.92 with an interest rate of 11.100%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to the payment history tape as of xx/xx/2025, the borrower is 2 months delinquent with the loan and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
As per the collection comment dated xx/xx/2024, the subject property has minor damages due to the disaster which includes fascia damage and peeling paint. Unable to determine the estimated cost to repair the damages and the completion of the repairs. Subsequent CC's do not show damages.
As per tape, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the collection comment dated xx/xx/2025, the subject property is occupied by unknown party.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $581.17 with an interest rate of 4.375%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is marital difficulties.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,340.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,064.62 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,198.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,346.03 with an interest rate of 2.000%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx, and the deferred balance is xx.
As per the comment dated xx/xx/2024, the reason for default is excessive obligations.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $701.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $433.85 with an interest rate of 8.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the RFD is excessive obligations.
As per the tape data, the subject property is owner-occupied.
As per seller’s tape, the loan was modified on xx/xx/2008.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2024, the subject property was damaged due to hail. The BWR filed claim with claim # xx and received claim check in the amount of $2,524.73. As per the comment dated xx/xx/2025, the roof is missing shingles and siding panels were damaged and the repairs have not been completed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the servicing comment dated xx/xx/2024, the subject property was damaged due to hail. The BWR filed claim with claim # 2463W761R and received claim check in the amount of $2,524.73. As per the comment dated xx/xx/2025, the roof is missing shingles and siding panels were damaged and the repairs have not been completed. Subsequent comments do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,977.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,636.19 with an interest rate of 6.100%. The current UPB, as per the payment history, is xx and the deferred amount is $2,319.22.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the seller's tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, for xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,847.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,566.49, with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine RFD.
As per the seller’s tape, the loan was modified on xx/xx/2011.
As per the tape data, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,514.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $998.17 with an interest rate of 5.880%. The current UPB reflected as per the payment history is xx, and the deferred amount is $3,463.78.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine RFD
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
As per the collection comments dated xx/xx/2024, the bankruptcy under Chapter 13 was filed with the xx. The BK was discharged on xx/xx/2024. Further details not provided

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	2: Acceptable with Warnings			* The property has unrepaired damages (Lvl 2) "As per the collection comment dated 02/13/2024, the roof of the subject property was damaged, in the amount of $6000. Repairs are completed."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,102.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,654.64 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,001.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $607.61 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx. As per the comment dated xx/xx/2023, the payments made in October 2023 are borrower payments.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
The foreclosure was initiated on the loan in 2024. As per the servicing comment dated xx/xx/2024, the foreclosure file has been closed due to the loan reinstatement. Further details are not provided.
No post-close bankruptcy record has been found.
As per tape data, the property is an investor.

Foreclosure Comments:The foreclosure was initiated on the loan in 2024. As per the servicing comment dated xx/xx/2024, the foreclosure complaint was filed on xx/xx/2024. As per the servicing comment dated xx/xx/2024, judgment was entered on xx/xx/2024. As per the servicing comment dated xx/xx/2024, the foreclosure case has been closed due to the loan reinstatement. Further details are not provided.

Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2004 with a loan amount of xx. PH shows large transactions in the amount of $7,121.85 on xx/xx/2024 which was applied for the due dates of xx/xx/2023 to xx/xx/2024 and the amount of $7,389.41 on xx/xx/2024 which was applied for the due dates of xx/xx/2024 to xx/xx/2024. The collection comment dated xx/xx/2024 and xx/xx/2024 shows the funds received for reinstatement. The current unpaid principal balance is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,447.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $616.16 with an interest rate of 7.000%. The current UPB as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx, and the deferred balance is xx.
As per the comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the tape, the loan was modified on xx/xx/2017.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,168.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,168.94 with an interest rate of 7.950%. The current UPB is xx. As per the tape, the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. As per the tape, the deferred balance is xx.
Unable to determine the reason for the default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,570.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,333.07 with an interest rate of 7.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,565.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,893.37 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
 No foreclosure activity has been found.
 No post-close bankruptcy record has been found.
As per the tape, the subject property occupancy is stated as an investor.
 No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,937.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,342.39 with an interest rate of 3.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the RFD is illness of mortgagor.
As per the tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2023.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $546.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $546.76 with an interest rate of 8.750%. The current UPB reflected as per the payment history is xx. The deferred balance is $4,357.92.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine reason for default.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,997.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $950.35 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,145.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,815.25 with an interest rate of 3.25%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,528.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,166.64 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $ xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the occupancy of the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,335.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,335.32 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,400.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,301.53 with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx and the deferred balance is xx.
As per the tape, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,065.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,065.25 with an interest rate of 2.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The reason for default is unable to be determined.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,171.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,171.54 with an interest rate of 8.590%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
As per the tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,950.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,950.72 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, for xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,150.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,472.87 with an interest rate of 3.500%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $930.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $930.19 with an interest rate of 10.392%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the loan was modified.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $959.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $691.00 with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,229.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,458.76 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is one month delinquent with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $760.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $529.58 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2025, the borrower is one month delinquent with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for the default is the death of the mortgagor.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details regarding damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2025, the mortgagor was deceased. Further details are not available."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,549.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $965.06 with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,453.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,091.22 with an interest rate of 4.875%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
As per tape, the loan was modified on xx/xx/2011.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,257.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $989.00 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx, and the deferred amount is $1,287.44.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
As per the collection comment dated xx/xx/2025, the reason for default is mortgagor illness.
As per the seller’s tape data, the subject property is owner-occupied.
As per the seller’s tape data, the loan was modified on xx/xx/2009.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2007 with a loan amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of $6,285.10, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,094.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $962.27 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,081.55 with an interest rate of 3.880%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2023, and xx/xx/2024 to xx/xx/2024. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2024, and xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,229.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,553.14 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine RFD.
According to the seller’s data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,068.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,357.03 with an interest rate of 4.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
As per the seller’s tape, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, for xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to 1xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,148.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $843.54 with an interest rate of 8.611%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,400.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,258.71 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,776.13.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $705.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $480.30 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the RFD is illness of the borrower.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The occupancy is unable to be determined.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,128.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,785.45 with an interest rate of 5.550%. The current UPB reflected as per the payment history is xx and the deferred balance is $8,356.35.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $8,356.35.
As per the comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the comment dated xx/xx/2024, the written payoff request was received and the payoff generation is in the process. Further details are not provided.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $5,747.38 with an interest rate of 7.000%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the subject loan was modified with an effective date of xx/xx/2025 with a new P&I of $5,747.38, an interest rate of 7.00%, and a UPB of xx.
As per the comment dated xx/xx/2025, the reason for default is illness of the principal borrower.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,731.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,995.91 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
 According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is payment dispute.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Written or verbal dispute (Lvl 3) "As per the collection comment dated xx/xx/2025, there is a payment dispute. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,490.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,036.85 with an interest rate of 3.780%. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,871.36.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the property occupancy is stated as an investor.
Unable to determine the reason for default.
As per the tape data, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $995.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $729.47 with an interest rate of 5.750%. The current UPB reflected as per payment history is xx. The deferred balance is $3,647.35.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The deferred balance is $3,647.35.
As per the tape, the loan was modified on xx/xx/2022.
As per the comment dated xx/xx/2025, the subject property occupancy is unknown.
As per the comment dated xx/xx/2025, the borrower was approved for a repayment plan for the period of 5 months in the total amount of $7,832.34. The plan started on xx/xx/2025 and ended on xx/xx/2025. Further details not provided.
As per the comment dated xx/xx/2025, the reason for default is curtailed income.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,496.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $801.02 with an interest rate of 4.750%. The current UPB is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,903.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,579.67 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,534.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $933.52 with an interest rate of 3.750%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the tape, the loan was modified on xx/xx/2021.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,984.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $969.32 with an interest rate of 3.480%. The current UPB reflected as per the payment history is xx, and the deferral amount is $1,361.06.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
The RFD is unable to be determined.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the loan was modified on xx/xx/2018.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $784.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $784.02 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,408.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,273.99 with an interest rate of 7.740%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,476.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,091.35 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.
Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.
The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, for xx/xx/2024 and 5/20/205 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,396.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,124.79 with an interest rate of 8.125%. The current UPB is xx. As per the comment dated xx/xx/2025, the principal payments made on xx/xx/2025 are borrower-made payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $761.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $705.51 with an interest rate of 9.640%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,381.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $969.30 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the occupancy of the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, for xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2.335.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1.461.56 with an interest rate of 8.990%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to tape data, the current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
Unable to determine RFD.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1281.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,393.17 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025, xx/xx/2025, xx/xx/2025 and xx/xx/2025, the payments received in the month of Jan 2025, Mar 2025, Apr 2025 and Sept 2025 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
  As per the tape, the loan was modified.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025 and xx/xx/2024 to xx/xx/2024. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,672.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,175.14 with an interest rate of 8.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is a secondary home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $250.78, which was applied for the due date of xx/xx/2025. The current P&I is $250.78 with an interest rate of 3.980%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,315.39.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2025, there is a payment dispute. Further details not provided.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Written or verbal dispute (Lvl 3) "As per the collection comment dated xx/xx/2025, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,057.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,020.17 with an interest rate of 7.990%. The current UPB reflected as per the payment history is xx and the deferred balance is $9,230.18.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
Unable to determine the RFD.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,893.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,906.06 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,752.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,620.08 with an interest rate of 8.990%. The current UPB reflected as per the payment history is xx. The deferred balance is $9,356.91.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx. The deferred balance is $9,356.91.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,717.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,177.87 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The reason for default is unable to be determined.
As per the seller’s tape, the occupancy of the subject property is a second home.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,837.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $708.68 with an interest rate of 3.50%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2017.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $2,580.03 with an interest rate of 3.125%. The current UPB reflected as per the tape is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine the reason for default.
 As per tape data, the subject property is owner-occupied.
 No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023 and 12/21/23 to xx/xx/2023 and xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,458.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $866.04 with an interest rate of 7.370%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,951.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,254.87 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
  As per the tape, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, the subject property was damaged due to wind. The claim check was received in the amount of xx. Subsequent comments do not show damages.
The loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the collection comment dated xx/xx/2024, the subject property was damaged due to wind. The claim check was received in the amount of xx. Subsequent comments do not show damages."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,703.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,703.98 with an interest rate of 4.640%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,466.76.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,168.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,774.61 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,895.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,755.00 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, and from xx/xx/2024 to xx/xx/2024. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $769.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $453.32 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2024, the subject property is known to be occupied.
As per the collection comment dated xx/xx/2024, the reason for default is excessive obligations.
As per the tape data, the loan was modified on xx/xx/2020.
As per the collection comment, foreclosure was initiated on the loan in 2023. As per the collection comment dated xx/xx/2024, foreclosure was closed.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the collection comment, foreclosure was initiated on the loan in 2023. As per the collection comment dated xx/xx/2024, foreclosure was closed.
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,849.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $722.99 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,644.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $889.89 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,018.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,141.95 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the seller’s tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
  As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2025, the RFD is unwilling to pay.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $636.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $636.08 with an interest rate of 9.500%. The current UPB is xx, and the deferred balance is $1,092.98.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,424.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $875.83 with an interest rate of 6.000%. The current UPB, reflected as per the payment history, is xx and the deferred balance is $3,448.76.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, reflected as per the payment history, is xx and the deferred balance is $3,448.76.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $725.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $381.69 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,548.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,774.79 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from 0xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $892.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $535.93 with an interest rate of 5.196%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the comment dated xx/xx/2024, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the loan was modified on xx/xx/2015.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,083.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $626.11 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $662.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $507.50 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the reason for default is mortgage illness.
As per the tape data, the loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,156.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $592.76 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,169.48.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,169.48.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
As per the collection comment dated xx/xx/2025, the RFD is curtailment of income.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $466.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $358.52, with an interest rate of 9.970%. The current UPB reflected as per the payment history is xx, and the deferred amount is $327.80.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine RFD.
As per the servicing comment dated xx/xx/2025, the subject property is unknown-occupied.
As per tape data, the loan was modified on xx/xx/2017.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2025, the borrower is deceased. Further details not provide."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $973.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $668.43 with an interest rate of 7.100%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,834.70.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
As per the tape data, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,255.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $354.95 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per collection comment dated xx/xx/2024, the subject property is occupied by unknown party.
As per collection comment dated xx/xx/2025 the reason for default is illness of borrower.
No details pertaining to the damage to the subject property have been observed.
As per tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,241.55, which was applied for the due date of xx/xx/2025. The current P&I is $4,309.68 with an interest rate of 9.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is curtailment of income.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the collection comment dated xx/xx/2025, the balcony of the subject property was damaged due to fire. No comments have been found regarding the cost of repair and repair completion.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	4: Unacceptable	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 4) "The subject property is located in the State of CA inXXXX, and the property address is XXXX. The property is located in a FEMA-designated disaster area that was declared for a wildfire on 1/8/2025. As per the collection comment dated 8/20/2025, the balcony of the subject property was damaged due to fire. No comments have been found regarding the cost of repair and repair completion."
							* The property has unrepaired damages (Lvl 4) "As per the collection comment dated 8/20/2025, the balcony of the subject property was damaged due to fire. No comments have been found regarding the cost of repair and repair completion."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,582.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,897.06 with an interest rate of 3.500%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the seller’s tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,359.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,122.88 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the RFD is an excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,212.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,405.11 with an interest rate of 9.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is stated as an investor.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,934.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,398.27 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,077.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,136.68 with an interest rate of 4.875%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $847.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $704.05 with an interest rate of 8.290%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,315.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $919.93 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,321.53(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,127.78 with an interest rate of 6.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,148.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,083.04 with an interest rate of 4.740%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,570.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,145.49 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the subject property is vacant.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."
								* Property is Vacant (Lvl 3) "As per the collection comment dated xx/xx/2024, the subject property is vacant."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,440.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,087.19 with an interest rate of 3.990%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $298.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $298.87 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is $225.26.	Collections Comments:According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
As per the tape data, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $853.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $514.20 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the comment dated xx/xx/2025, the repayment plan was offered to the borrower, which was effective from xx/xx/2025 to xx/xx/2025 in the amount of $1,171.53.
As per the tape, the loan was modified on xx/xx/2019.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,073.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $517.87 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received is xx/xx/2025 in the amount of $1,505.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $894.44 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has been modified once since origination and the loan has been modified on xx/xx/2022.
According to the collection comment dated xx/xx/2024 reason for default is excessive obligations.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,444.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,846.29 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx, and the deferred amount is $8,538.87.	Collections Comments:According to the servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.

As per the comment dated xx/xx/2024, the reason for default is hardship.

As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

As per the seller’s tape data, the loan was modified on xx/xx/2020.

As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per collection comments dated 0xx/xx/2024, FC stopped due to reinstatement. Further details not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per collection comments dated 0xx/xx/2024, FC stopped due to reinstatement. Further details not provided.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 3) "As per the collection comments dated xx/xx/2023, the borrower's income was impacted by covid-19."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2008 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. As per collection comments dated xx/xx/2024, shows the HAF funds were received."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $698.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $417.24 and the interest rate is 5.000%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
As per the seller’s tape, the subject property is owner occupied.
Unable to determine the reason for the default.
As per the seller’s tape, the loan was modified on xx/xx/2016.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $684.85, which was applied for the due date of xx/xx/2025. The current P&I is $684.85 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is $846.64.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
As per the tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,690.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,415.13 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $922.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $652.78 with an interest rate of 7.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the reason for default is fraud.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,010.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $393.77 with an interest rate of 9.00%. The current UPB reflected as per the payment history is xx, and the deferred amount is $5,724.88.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the loan was modified on xx/xx/2021.
As per the comment dated xx/xx/2024, the RFD is the borrower's death.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The payment history is available from xx/xx/2024 to xx/xx/2025. The payment history is missing from xx/xx/2023 to xx/xx/2023."
								* Deceased Borrower(s) (Lvl 3) "As per comment dated xx/xx/2024, the borrower is deceased."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for one month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,137.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $981.28 with an interest rate of 7.480%. The current UPB reflected as per the payment history is xx. The deferred balance is $9,282.91.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for one month, and the next due date is xx/xx/2025. The current UPB is xx.
According to the servicing comment dated xx/xx/2025, the subject property is occupied by an unknown party.
According to the servicing comment dated xx/xx/2025, the RFD is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,140.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $615.37 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
  As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $443.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $443.75 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,454.11.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,454.11.
As per the comment dated xx/xx/2024, the reason for default is illness of the borrower.
As per the tape, the loan was modified.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $927.42 with an interest rate of 3.750%. The current UPB reflected as per the tape data is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is xx.
As per the tape data, the subject property is owner-occupied.
Unable to determine RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $664.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $376.99 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the loan was modified on xx/xx/2019.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,917.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,293.15 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, there is a payment dispute. Further details not provided.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2024 to xx/xx/2024."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2024, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,485.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,022.69 with an interest rate of 3.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per seller’s tape data, the property occupancy is stated as an investment.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025, for xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,686.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $955.20 with an interest rate of 8.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is $9,683.88.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $9,683.88.
Unable to determine the reason for the default.
As per the tape, the loan was modified on xx/xx/2020.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2008 with the loan amount of xx. PH located at "241129684_4898610_415905 Payment History" shows a large transaction (loan transferred) on xx/xx/2025 in the amount of xx, and the current UPB is $0.00. Tape shows the current UPB as xx. Details of the loan transfer are not available in collection comments."	* Water/Sewer Taxes (Lvl 2) "As per the comment dated 07/11/2024, the water/sewer charges are delinquent in the amount of $249.09, which was due on 05/29/2024."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $995.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $995.98 with an interest rate of 10.650%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
Unable to determine the reason for the default.
As per the tape, the loan was modified on xx/xx/2020.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $605.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $605.33 with an interest rate of 10.500%. The current UPB as per the payment history is xx, and the deferred balance is $9,211.84.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx, and the deferred balance is $9,211.84.
As per the comment dated xx/xx/2025, the reason for default is transfer of ownership pending.
As per the tape, the loan was modified on xx/xx/2021.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $527.36 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,185.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,187.17 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the tape, the loan was modified on xx/xx/2022.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,576.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,489.83 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the comment dated xx/xx/2025, the reason for default is mortgagor illness.
As per the comment dated xx/xx/2024, the borrower's whole family was affected by Covid-19.
As per the comment dated xx/xx/2025, the repayment plan was offered to the borrower, which was effective from xx/xx/2025 to xx/xx/2025 in the amount of $4,898.07.
As per the tape, the loan was modified on xx/xx/2017.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Borrower's Income is impacted by Covid-19 (Lvl 3) "As per the comment dated xx/xx/2024, the borrower's whole family was affected by Covid-19. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,585.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $839.71 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for the default.
As per tape data, the property occupancy is stated as investor.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $803.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $552.11 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,558.56.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
As per the collection comment dated xx/xx/2023, the reason for the default is the borrower's illness.
As per the collection comment dated xx/xx/2023, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2023, the borrower's income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Borrower's Income is impacted by Covid-19 (Lvl 3) "As per the collection comment dated xx/xx/2023, the borrower's income was impacted by Covid-19."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,202.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $817.85 with an interest rate of 4.125%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the occupancy of the subject property is stated as an investor.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $537.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $537.06 with an interest rate of 4.880%. The current UPB reflected as per the payment history is xx and the deferred balance is $2,148.24.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx, and the deferred balance is $2,148.24.
As per the tape, the loan was modified on xx/xx/2023.
As per the comment dated xx/xx/2025, the reason for default is mortgagor illness.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,868.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,401.20 with an interest rate of 6.216%. The current UPB is xx, and the deferred balance is $6,347.26.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2024, the reason for default is unemployment.
As per the collection comment dated xx/xx/2023, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,245.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $974.81 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
As per the servicing comment dated xx/xx/2025, the subject property is excessive obligation.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2024, from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,877.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,390.72 with an interest rate of 6.24%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2011.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $873.39 with an interest rate of 3.500%. The current UPB reflected as per the tape is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the seller’s tape data, the loan was modified on xx/xx/2022.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,629.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,426.00 with an interest rate of 2.880%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The comment history is missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,467.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,238.38 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $975.56 with an interest rate of 5.000%. The current UPB reflected as per the tape is xx.	Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per the tape, the loan was modified on xx/xx/2016.
As per tape, the subject property has been occupied by the owner.
As per the servicing comment dated xx/xx/2024, the borrower’s income has been impacted due to Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 3) "As per the servicing comment dated xx/xx/2024, the borrower’s income has been impacted due to Covid-19."
								* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,212.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,502.02 with an interest rate of 3.000%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the tape data, the subject property is occupied by an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,200.28 with an interest rate of 3.625%. The current UPB as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per tape is xx, and the deferred principal balance is xx.
Unable to determine the reason for the default.
As per the tape, the loan was modified on xx/xx/2021.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,790.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,984.17 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $3,803.92 with an interest rate of 3.125%. The current UPB reflected as per the tape is xx and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to the tape as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx, and the deferred amount is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is illness of the borrower.
As per the tape, the loan was modified on xx/xx/2021.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the servicing comment dated xx/xx/2025, the foreclosure file has been closed due to the loan reinstatement. Further details not provided.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the servicing comment dated xx/xx/2025, the foreclosure file has been closed due to the loan reinstatement. Further details not provided.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2006 with a loan amount of xx. PH shows a large transaction on xx/xx/2025 in the amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The current UPB is xx. As per the collection comment dated xx/xx/2025, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $847.12, which was applied for the due date of xx/xx/2025. The current P&I is $847.12 with an interest rate of 9.080%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
As per the comment dated xx/xx/2025, the reason for the default is excessive obligation.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified.
No foreclosure activity has been found.
According to the collection comment dated xx/xx/2023, the borrower, XXXX, filed bankruptcy under Chapter 7 with the case #xx. The BK was discharged/dismissed on xx/xx/2023.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:According to the collection comment dated xx/xx/2023, the borrower, XXXX, filed bankruptcy under Chapter 7. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2023. No further details provided.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,632.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,150.61 with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $456.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $329.92 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx. The deferred balance is $3,509.38.
Collections Comments:According to the servicing comments, the current status of the loan is performing
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.
The current UPB as per the tape is xx.
As per the comment dated xx/xx/2025, the reason for the default is payment dispute.
As per the collection comment dated xx/xx/2025, there is a payment dispute. Further detail not provided.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* Written or verbal dispute (Lvl 3) "As per collection comment dated xx/xx/2025, there is payment dispute. Further detail not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,011.66, which was applied for the due date of xx/xx/2025. The current P&I is $1,011.66 with an interest rate of 7.840%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The current UPB reflected as per the payment history is xx.
As per collection comment dated xx/xx/2025, reason for default is excessive obligation.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data,the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024, xx/xx/2024, xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024. xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,383.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,296.55 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is the death of a family member.
As per the tape, the loan was modified on xx/xx/2015.
As per the comment dated xx/xx/2023, the trial plan was offered to the borrower, which was effective from xx/xx/2023 to xx/xx/2024 in the total amount of xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,739.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,944.46 with an interest rate of 6.220%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
 According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The current UPB as per the tape is xx.
As per the comment dated xx/xx/2024, RFD is decreased income.
The subject property occupancy is owner-occupied.
According to the collection comment dated xx/xx/2024, the roof of the subject property was damaged.
As per tape data, the loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "According to the collection comment dated xx/xx/2024, the roof of subject property was damaged. The borrower filed a claim on xx/xx/2024 and as per comment dated xx/xx/2024, borrower received a check in the amount of xx. The estimated cost and completion of repairs is not available. Subsequent comments do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape, as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $688.50 with an interest rate of 4.875%. The current UPB reflected as per the tape is xx. The deferred balance is $5,382.40.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape, as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The deferred balance is $5,382.40.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan has been modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,136.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,830.42 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is curtailment of income.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $949.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $679.85 with an interest rate of 2.000%. The current UPB reflected as per the payment history is xx. The deferred balance is $6,319.98.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
  Unable to determine the reason for default.
As per the seller’s tape, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and xx/xx/2024 to xx/xx/2024 and xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,791.17 PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,092.90. The current UPB reflected as per the payment history is xx and deferred balance is $9,649.24.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the loan was modified on xx/xx/2010.
As per the comment dated xx/xx/2024, the RFD is an excessive obligation.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2024, the property is occupied by an ‘unknown’ party.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Municipal Lien against the property (Lvl 3) "As per the seller’s tape, there is a municipal lien in the amount of $6000.00 The subject property is located in xx. The aforementioned unpaid lien may cause the subject property to go into foreclosure. This can be cured by repayment of the unpaid lien along with late fees and unpaid interest."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of$842.71 which was applied for the due date of xx/xx/2025. The current P&I is $842.71 with an interest rate of 8.840%. The current UPB reflected as per the payment history is xx.The deferred balance is $3,900.98.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine the reason for default.
According to the collection comment dated xx/xx/2025, there is a payment dispute. Further details not provided.
The subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
According to the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,761.53 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,551.08 with an interest rate of 4.130%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per tape, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $762.28 with an interest rate of 5.125%. The current UPB reflected as per the tape data is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 4) "The subject property is located in TN in XXXX, and the property address is XXXX. The property is located in a FEMA-designated disaster area that was declared for severe storms, straight-line winds, tornadoes, and flooding on 6/19/2025. CCs are missing from 6/1/2025 to 9/1/2025."	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,353.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $976.85 with an interest rate of 2.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,008.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,069.56 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 4) "The subject property is located in the state of CA in XXXX, and the property address is XXXX. The property is located in a FEMA-designated disaster area that was declared for wildfires and straight-line winds on 1/8/2025. The subsequent CCs are missing.""	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $776.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $776.11 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
 As per the tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,810.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,541.81 with an interest rate of 7.937%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $429.48 with an interest rate of 2.880%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,311.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $733.84 with an interest rate of 8.550%. The current UPB reflected as per the payment history is xx and the deferred balance is $5,912.80.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $5,912.80.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
 As per the tape, the loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,510.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,895.74 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,701.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,703.06 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
Unable to determine RFD.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $803.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $525.23 with an interest rate of 4.370%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $499.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $499.77 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,081.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,081.39 with an interest rate of 7.980%. The current UPB reflected as per the payment history isxx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history isxx and the deferred balance is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,396.12, which was applied for the due date of xx/xx/2025. The current P&I is $1,396.12 with an interest rate of 3.75%. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,106.88.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,106.88.
As per the comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the comment dated xx/xx/2024, there is a payment dispute. Further details not provided.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2024, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,469.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $621.92 with an interest rate of 5.375%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the review of payment history as of xx/xx/2025, the borrower is current with the loan and the next due date of payment is xx/xx/2025. The UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is an investment.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower has been delinquent for one month with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,792.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $854.01, with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for one month with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is xx.
As per the comment dated xx/xx/2024, the RFD is an excessive obligation.
As per the seller’s tape, the loan was modified on xx/xx/2023.
As per the tape data, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the BK was discharged on xx/xx/2023. Further details are not provided.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2024, the BK was discharged on xx/xx/2023. Further details are not provided.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,101.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,452.73 with an interest rate of 5.250%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details regarding damage to the subject property have been observed.
Unable to determine the RFD.
As per the seller’s tape, the loan was modified on xx/xx/2021.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,822.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,903.03 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $481.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $186.97 with an interest rate of 4.130%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the loan was modified on xx/xx/2014.
As per the comment dated xx/xx/2025, the subject property occupancy is unknown.
As per the comment dated xx/xx/2025, the reason for default is curtailed income.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,262.62 with an interest rate of 4.500%. The current UPB reflected as per the tape is xx. The deferred balance is $7,575.72.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The deferred balance is $7,575.72.
As per the tape, the loan was modified on xx/xx/2022.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and for xx/xx/2025 and xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,629.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,276.83 with an interest rate of 11.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property occupancy is stated as an investor.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $783.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $494.06 with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,035.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,355.69 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,488.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $967.54 with an interest rate of 3.500%. The current UPB is xx. As per the tape, the deferred balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. As per the tape, the deferred balance is xx.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,628.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,200.09 with an interest rate of 2.760%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2021 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 other than the P&I in the amount of $5,049.36. The current UPB is xx. Treating as additional BWR payment based on PH and amount."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $702.75 with an interest rate of 4.125%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
  No details regarding damage to the subject property have been observed.
As per tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,211.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $747.66 with an interest rate of 4.875%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $616.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $616.04 with an interest rate of 9.980%. The current UPB reflected as per the payment history is xx. As per the tape, the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx. As per the tape, the deferred amount is xx.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the loan was modified on xx/xx/2012.
As per tape, the subject property has been occupied by the owner.
No information has been found related to damage or repairs.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 4) "The subject property is located in the state of NM in XXXX, and the property address is XXXX. The property is located in a FEMA-designated disaster area that was declared for severe storms, flooding, and landslides on 07/22/2025. CCs are missing from 2/1/2025 to 9/1/2025."	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,595.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,296.77 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx and the deferred balance is $9,668.51.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $9,668.51.
Unable to determine the reason for the default.
As per the tape data, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $883.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $449.81 with an interest rate of 8.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,758.82.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,758.82.
As per the comment dated xx/xx/2023, the reason for default is excessive obligations.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,318.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,985.47 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the review of payment history as of xx/xx/2025, the borrower is current with the loan and the next due date of payment is xx/xx/2025. The UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,131.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,023.22 with an interest rate of 5.941%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the loan was modified on xx/xx/2021.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the new claim was filed for the property damage. As per the comment dated xx/xx/2024, the initial draw was requested in the amount of xx, which was mailed on xx/xx/2024. The comment dated xx/xx/2025 states that 85% of the repair has been completed. The work that needs to be completed is pantry shelves, shower doors, both floors' backsplash, 1st floor kitchen paint, porch, basement stairs, and 2nd floor porch repair. The comment dated xx/xx/2025 states that 100% of the repair is completed. As per the comment dated xx/xx/2025, the final draw in the amount of xx has been requested. The comment dated xx/xx/2025 states that the claim was closed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2024, the new claim was filed for the property damage. As per the comment dated xx/xx/2024, the initial draw was requested in the amount of xx, which was mailed on xx/xx/2024. The comment dated xx/xx/2025 states that 85% of the repair has been completed. The work that needs to be completed is pantry shelves, shower doors, both floors' backsplash, 1st floor kitchen paint, porch, basement stairs, and 2nd floor porch repair. The comment dated xx/xx/2025 states that 100% of the repair is completed. As per the comment dated xx/xx/2025, the final draw in the amount of xx has been requested. The comment dated xx/xx/2025 states that the claim was closed."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,083.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $851.10 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape, the occupancy of the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $457.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $313.17 with an interest rate of 4.630%. The current UPB reflected as per the payment history is xx.	Collections Comments: According to the servicing comments, the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, and the next due date is xx/xx/2025. The current UPB is xx.
According to the collection comment dated, xx/xx/2025, RFD was excessive obligation.
According to the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per tape data the loan was modified on xx/xx/2012.
As per the comment dated xx/xx/2025, the foreclosure was initiated on xx/xx/2025. The loan was reinstated on xx/xx/2025. FC is closed.
  As per the comment dated xx/xx/2023, the borrower filed bankruptcy under Chapter 13 with xx. As per the comment dated xx/xx/2025, BK was dismissed; unable to determine the filing and dismissal date.
Foreclosure Comments:As per the comment dated xx/xx/2025, foreclosure was initiated on xx/xx/2025. Service completed on xx/xx/2025. Judgment completed on xx/xx/2025. As per the comment dated xx/xx/2025, the hearing is scheduled on xx/xx/2025. Reinstatement funds in the amount of $9,244.59 were received on 0xx/xx/2025. FC was closed.
		Bankruptcy Comments: As per the comment dated xx/xx/2023, the borrower filed bankruptcy under Chapter 13 with xx. As per the comment dated xx/xx/2025, BK was dismissed; unable to determine the filing and dismissal date.			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,054.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $712.44 with an interest rate of 4.130%. The current UPB reflected as per the payment history is xx.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
 According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.
The current UPB is xx.
As per tape data, the subject property occupancy is investor.
No details pertaining to the damage to the subject property have been observed.
 No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,412.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $577.03 with an interest rate of 5.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,251.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $856.23 with an interest rate of 2.000%. The current UPB reflected as per the payment history is xx and deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape data, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $982.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $733.97 with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the foreclosure was initiated. As per the comment dated xx/xx/2024, the loan was reinstated. As per the comment dated xx/xx/2024, the user has closed the file due to reinstatement.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated. As per the comment dated xx/xx/2024, the loan was reinstated. As per the comment dated xx/xx/2024, the user has closed the file due to reinstatement.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,931.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,315.86 with an interest rate of 6.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,777.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,411.86 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx, and the deferral balance is xx.

Collections Comments:
According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the loan was modified on xx/xx/2013.
The RFD is unable to be determined.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,208.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,031.30 with an interest rate of 9.000%. The current UPB reflected as per payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The deferred balance is xx.
As per the tape, the loan was modified on xx/xx/2018.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, for xx/xx/2025 and xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $569.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $564.05 with an interest rate of 12.850%. The current UPB reflected as per the payment history data is xx and the deferred balance in the amount of $1,704.90.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history data is xx and the deferred balance in the amount of $1,704.90.
As per the comment dated xx/xx/2023, the RFD is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,140.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,140.21 with an interest rate of 10.375%. The current UPB reflected as per the payment history is xx, and the deferred balance is in the amount of xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,400.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $891.77 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,699.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,892.00 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
  Unable to determine the reason for default.  As per tape data, the subject property is owner-occupied.  No details pertaining to the damage to the subject property have been observed.
 As per seller's tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $320.01 with an interest rate of 3.500%. The current UPB reflected as per the tape is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  As per the tape, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2016.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,313.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $715.50 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,272.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,159.98 with an interest rate of 9.550%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2024. The current UPB is xx.
Unable to determine the reason for the default.  As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the collection comment dated xx/xx/2023, the reason for default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2024.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,084.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,702.24 with an interest rate of 7.630%. The current UPB, as per the payment history, is xx, and the deferred amount is $5,106.72.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the subject property is tenant occupied.
As per the comment dated xx/xx/2024, the RFD is excessive obligations.
As per the comment dated xx/xx/2024, the subject property needed repairs. The nature of damage and cost of repair are not available. No comments are found regarding the completion of repairs.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2024, the subject property needed repairs. The nature of damage and cost of repair are not available. No comments are found regarding the completion of repairs. Subsequent comments do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,973.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,404.29 with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  As per the tape, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023 and xx/xx/2024 to xx/xx/2024. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $2,325.42 with an interest rate of 2.750%. The current UPB reflected as per the tape is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the reason for default is unemployment.
As per the seller’s tape, the loan was modified on xx/xx/2022.
As per the collection comment, the foreclosure was initiated on the loan in 2024. As per the comment dated xx/xx/2025, the loan was reinstated, and foreclosure is closed.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the collection comment, the foreclosure was initiated on the loan in 2024. As per the comment dated xx/xx/2025, the loan was reinstated, and foreclosure is closed.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and from xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2004 with a loan amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The current UPB is xx. As per the collection comment dated xx/xx/2025, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,172.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,039.10 with an interest rate of 7.990%. The current UPB reflected as per the payment history is xx, and the deferred balance is $8,817.10.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received was on xx/xx/2025 in the amount of $1,198.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,071.95 with an interest rate of 6.480%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2023.
As per the tape, the subject property is owner-occupied.
According to the collection comment dated xx/xx/2024, the RFD is the curtailment of income.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $214.67 with an interest rate of 5.000%. The current UPB reflected as per the tape is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the collection comments dated xx/xx/2024, the RFD is financial hardship.
No details pertaining to the damage to the subject property have been observed.
As per the collection comments dated xx/xx/2025, the modification new UPB is xx, P&I is $214.67, and PITI is $377.53. As per the comment dated xx/xx/2025, the modification effective date is xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $967.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $967.61 with an interest rate of 7.230%. The current UPB reflected as per the payment history is xx, and the deferred balance is $8,067.59.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details regarding to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $445.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $219.21 with an interest rate of 7.090%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in bankruptcy.
According to payment history as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the comment dated xx/xx/2024, the subject property is occupied by unknown party.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
As per the tape data, bankruptcy chapter 13 was filed on xx/xx/2025; POC was filed on xx/xx/2025; no further details are available.
As per the seller’s tape, the loan was modified on xx/xx/2017.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the tape, the borrower filed bankruptcy under chapter 13 on xx/xx/2025. As per the comment dated xx/xx/2025, POC was filed on xx/xx/2025. Further details not provided.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,578.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,000.28 with an interest rate of 9.970%. The current UPB reflected as per the payment history is xx and the deferred balance is $1,000.28.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $1,000.28.
As per the collection comment dated xx/xx/2023, the reason for default states illness in the borrower’s family.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,363.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,540.87 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2007. The PH shows a large transaction on xx/xx/2023 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2023. The current UPB is xx. As per collection comment dated xx/xx/2023, the loan was reinstated through HAF."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,253.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,359.81 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2008.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,931.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,460.82 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,312.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,785.40 with an interest rate of 8.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,463.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,026.91 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,400.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,400.43 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $951.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $687.04 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is an investor.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $801.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $588.18 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
As per the comment dated xx/xx/2023, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,003.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,405.42 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history  as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $2,504.19 with an interest rate of 6.875%. The current UPB  is xx.
As per the tape, the loan was modified on xx/xx/2022.
Unable to determine RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,002.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,188.27 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine RFD.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. As per the comment, the foreclosure was released. Further details not provided.
As per the comment dated xx/xx/2024, the bankruptcy was discharged. Further details were not provided.
Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. As per the comment, the foreclosure was released. Further details not provided.
		Bankruptcy Comments:As per the comment dated xx/xx/2024, the bankruptcy was discharged. Further details were not provided.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,600.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,203.01 with an interest rate of 7.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2024, the reason for default is excessive obligations.
As per the seller’s tape, the occupancy of the subject property is a second home.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $801.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $491.17 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is $829.40.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,043.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $648.85 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details regarding damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1416.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1081.67, with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
According to the servicing comment dated xx/xx/2024, the RFD is unemployment.
According to the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
As per tape data, the loan was modified on xx/xx/2017.
No details regarding the damage to the subject property have been observed.
The foreclosure was initiated in 2024, and as per the servicing comment dated xx/xx/2024, the FC sale is scheduled for multiple times; the recent sale date is xx/xx/2024. And according to the servicing comment dated xx/xx/2024, the foreclosure was closed due to reinstatement.
According to the servicing comment dated xx/xx/2024, bankruptcy chapter 13 was filed on xx/xx/2024 with case no. # xx, and POC was filed on xx/xx/2024.  According to the servicing comment dated xx/xx/2024, bankruptcy was dismissed on xx/xx/2024.

Foreclosure Comments:The foreclosure was initiated in 2024, and as per the servicing comment dated xx/xx/2024, the FC sale is scheduled for multiple times; the recent sale date is xx/xx/2024. And according to the servicing comment dated xx/xx/2024, the foreclosure was closed due to reinstatement.
Bankruptcy Comments:According to the servicing comment dated xx/xx/2024, bankruptcy chapter 13 was filed on xx/xx/2024 with case no. # xx, and POC was filed on xx/xx/2024. According to the servicing comment dated xx/xx/2024, bankruptcy was dismissed on xx/xx/2024.	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2003 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2022 to xx/xx/2024. The current UPB is xx. As per the collection comment dated xx/xx/2024, the loan has been reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,080.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,427.58 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is loss of income.
As per the servicing comment dated xx/xx/2024, the foreclosure was initiated on the loan on xx/xx/2023. As per the servicing comment dated xx/xx/2024, the foreclosure has been closed due to the loan reinstatement.
No post-close bankruptcy record has been found.
As per the seller’s tape, the loan was modified on xx/xx/2010.
No information has been found related to damage or repairs.
As per servicing comments dated xx/xx/2024, the subject property has been occupied by the owner.
As per the servicing comment dated xx/xx/2023, the borrower’s income has been impacted due to Covid-19.
Foreclosure Comments:As per the servicing comment dated xx/xx/2024, the foreclosure was initiated on the loan on xx/xx/2023. As per the servicing comment dated xx/xx/2024, the foreclosure file has been closed due to the loan reinstatement. No further information is available to understand the current status of the foreclosure process.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 3) "As per the servicing comment dated xx/xx/2023, the borrower’s income has been impacted due to Covid-19."
* Comment history is incomplete (Lvl 3)     "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2006 with a loan amount of xx. PH shows a large transaction in the amount of xx on xx/xx/2024, which was applied for the due dates of xx/xx/2020 to xx/xx/2024. The current unpaid principal balance is xx. As per the collection comment dated xx/xx/2024, the loan has been reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,542.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,556.11 with an interest rate of 5.400%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $324.33 (PI), which was applied for the due date of xx/xx/2025. The current P&I is $324.33 with an interest rate of 9.740%. The current UPB reflected as per the payment history is xx and the deferred balance is $7,607.89.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $7,607.89.
Unable to determine the reason for the default.
As per the tape data, the loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,242.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $646.72 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comments dated xx/xx/2024, the subject property is owner-occupied.
As per the collection comments dated xx/xx/2025, the RFD is an excessive obligation.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $709.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $449.61 with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx and the deferred amount is $4,133.59.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred amount is $4,133.59.
As per the servicing comment dated xx/xx/2025, the reason for default is unemployment.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per tape, the loan was modified on xx/xx/2022.
As per tape, the subject property has been occupied by the owner.
As per the comment dated xx/xx/2024, the repayment plan began on xx/xx/2025 for 3 months.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,537.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,230.80 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,848.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,848.57 with an interest rate of 2.375%. The current UPB reflected as per the payment history is xx.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  As per the tape, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,141.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,926.56 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the RFD is an excessive obligation.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,530.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,965.96 with an interest rate of 6.950%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the comment dated xx/xx/2024, the reason for the default is excessive obligations.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the subject property was damaged due to fire smoke that had gone inside the home and out, and there was roof damage. The borrower sends a claim to the loss draft department. The claim was declined by the department due to a missing adjuster's report and check on xx/xx/2025. The borrower requested a loss draft to send about the declined claim details, then FEMA can assist.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	4: Unacceptable	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 4) "The subject property is located in the state of CA in Los Angeles County, and the property address is xx. The property is located in a FEMA-designated disaster area that was declared for wildfire and straight-line winds on XXXX. As per the comment dated 01/16/2025, the subject property was damaged due to fire and there was roof damage. The borrower sent a claim to the loss draft department. The claim was declined by the department due to a missing adjuster's report. The borrower requested a loss draft. Subsequent CCs do not show damages."
							* The property has unrepaired damages (Lvl 4) "As per the comment dated 01/16/2025, the subject property was damaged due to fire and there was roof damage. The borrower sent a claim to the loss draft department. The claim was declined by the department due to a missing adjuster's report. The borrower requested a loss draft. Further details are not provided."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $989.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $703.40 with an interest rate of 3.500%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the tape, the loan was modified on xx/xx/2017.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property occupancy is stated as second home.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $962.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $773.39 with an interest rate of 7.990%. The current UPB is xx and the deferred balance is $5,775.21.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and the deferred balance is $5,775.21.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,197.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,071.91 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,071.91.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,071.91.
As per the tape, the loan was modified on xx/xx/2021.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $920.71 (PITI), which was applied to the due date of xx/xx/2025. The current P&I is $608.94 with an interest rate of 7.13%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. According to the collection comment dated xx/xx/2025, RFD is excessive obligation.
As per tape data, the subject property is owner-occupied.
  No details regarding damage to the subject property have been observed.
As per tape data, the loan has been modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $971.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $884.00 with an interest rate of 7.260%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $473.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $473.82 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx and the deferred balance is $741.32.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $741.32.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the loan was modified on xx/xx/2009.
As per the comment dated xx/xx/2025, the RFD is an excessive obligation.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $900.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $488.32 with an interest rate of 8.250%. The current UPB reflected as per payment history is xx. The deferred balance is $1,464.96.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2020.
As per the comment dated xx/xx/2025, the reason for default is mortgagor illness.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,213.81(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,508.22 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,533.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,992.93 with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023 and xx/xx/2024 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $619.35 with an interest rate of 9.200%. The current UPB reflected as per the tape is xx and deferred balance is $7,057.17.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the tape, is xx.
Unable to determine the reason for default.  As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $592.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $321.57 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx and the deferred balance is $643.14.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $8,443.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $7,954.01 with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,314.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,058.51 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,736.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,736.48 with an interest rate of 6.190%. The current UPB, as per the payment history, is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,800.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $915.34 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx, and the tape shows a deferred balance in the amount of xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and tape shows deferred balance in the amount of xx.
As per the comment dated xx/xx/2024, the RFD is curtailment of income.
As per the comment dated xx/xx/2024, the borrower's income was impacted due to covid-19.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2024.
As per the comment dated xx/xx/2024, the foreclosure status is active. No further details have been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure status is active. No further details have been found.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 3) "As per the comment dated xx/xx/2024, the borrower's income was impacted due to covid-19."
								* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The comment history is missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,174.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $702.46 with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the collection comment dated xx/xx/2023, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2013.
As per the collection comment dated xx/xx/2024, the sale was scheduled for xx/xx/2024. Further details not provided.
No post-close bankruptcy record has been found.
Foreclosure Comments:The foreclosure was initiated. As per the collection comment dated xx/xx/2024, the sale was scheduled for xx/xx/2024. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2008 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2020 to xx/xx/2024. The current UPB is xx. As per the collection comment dated xx/xx/2024, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $666.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $666.30 with an interest rate of 7.230%. The current UPB reflected as per the payment history is xx, and the deferred balance is $5,072.44.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
As per the tape data, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received was on xx/xx/2025 in the amount of $666.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $666.57 with an interest rate of 12.990%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,685.87.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,685.87.
According to the collection comment dated xx/xx/2025, the RFD is the illness of borrower.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,448.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $852.84 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2024, the borrower is the deceased."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $600.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $592.37 with an interest rate of 5.590%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,686.18.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx, and the deferred balance is $1,686.18.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,133.04 (PITI) which was applied for the due date of xx/xx/2025. The current P&I is $511.22 with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,133.04 (PITI) which was applied for the due date of xx/xx/2025. The current P&I is $511.22 with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,907.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,550.23 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is $8,652.89.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations
As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,333.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,365.10 with an interest rate of 7.460%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per tape, the subject property is stated as an investor.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $610.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $597.28 with an interest rate of 8.990%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,048.56 (interest and escrow), which was applied for the due date of xx/xx/2025. The current interest-only payment is $923.31 with an interest rate of 9.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per seller’s tape data, the property occupancy is stated as an investment.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $927.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $927.52 with an interest rate of 9.690%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,651.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,777.37 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape isxx.
As per the tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2023, the subject property has unrepaired damages. The type of damage and amount are not available. Further details are not provided. Subsequent comments do not show any damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2025, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."
								* The property has unrepaired damages (Lvl 3) "As per the servicing comment dated xx/xx/2023, the subject property has unrepaired damages. The type of damage and amount are not available. Further details are not provided. Subsequent comments do not show any damage"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,173.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,173.89 with an interest rate of 8.830%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the reason for default is excessive obligations.
No details regarding damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. We are unable to determine the last payment received. The current P&I is $730.20 with an interest rate of 9.440%. The current UPB reflected as per the tape is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,139.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,273.49 with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,497.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,197.13 with an interest rate of 3.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the property occupancy is stated as an investor.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2024, the subject property was damaged due to flood. The insurance claim was filed with xx. The estimated cost of repairs is xx. No details have been found regarding the damage repair. Subsequent comments do not show damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, for xx/xx/2024, xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."
* Large unexplained payment on the payment history (Lvl 3)     "The loan was originated on xx/xx/2021 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 and xx/xx/2024 in the total amount of $5,200.00, which was applied for the due dates of xx/xx/2025 to xx/xx/2025. The current UPB is xx."
								* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2024, the subject property was damaged due to flood. The insurance claim was filed with American Modern Property & Casualty Insurance Co. The estimated cost of repairs is xx. No details have been found regarding the damage repair. Subsequent comments do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,849.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,176.44 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2022.
The foreclosure was initiated in 2023. As per the collection comment dated xx/xx/2024, the foreclosure was closed as the loan was reinstated. No further details are available.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
Foreclosure Comments:The foreclosure was initiated in 2023. As per the collection comment dated xx/xx/2024, the foreclosure was closed as the loan was reinstated. No further details are available.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $852.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $520.23 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the RFD has a servicing problem.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the comment dated xx/xx/2025, the foreclosure was initiated in 2025. As per the comment dated xx/xx/2025, the foreclosure was on hold due to reinstatement. No further details have been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated in 2025. As per the comment dated xx/xx/2025, the foreclosure was on hold due to reinstatement. No further details have been found.
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* HOA/COA lien against property (Lvl 4) "As per the comment dated 5/15/2025, there is an HOA lien active against the subject property in favor of xx. The subject property is in FL, which is a super-lien state. The aforementioned unpaid lien may cause the subject property to go into foreclosure. This can be cured by repayment of the unpaid lien along with late fees and unpaid interest."	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,630.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $753.05 with an interest rate of 2.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the subject property was damaged due to wind and hail on xx/xx/2024, and the borrower received a claim check from State Farm xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per the comment dated 09/02/2025, the subject property was damaged due to wind and hail on 05/27/2024, and the borrower received a claim check from State Farm Insurance with claim xx in the amount of $XXXX. Further details are not provided."	* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The comment history is missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,363.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $963.28 with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
As per the servicing comment dated xx/xx/2024, bankruptcy was filed under Chapter 13 with the xx
No details pertaining to the damage to the subject property have been observed.
As per servicing comments dated xx/xx/2023, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the servicing comment dated xx/xx/2024, bankruptcy was filed under Chapter 13 with the xx. As per the servicing comment dated xx/xx/2024, the bankruptcy was discharged. Further details not provided.			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $794.73 with an interest rate of 5.498%. The current UPB reflected as per the tape is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023 and for xx/xx/2024. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,092.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,293.25 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the tape, the occupancy of the subject property is a secondary home.
No details regarding damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,162.47 with an interest rate of 5.000%. The current UPB as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine the reason for the default.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape data, the subject property occupancy is stated as second home.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,605.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,901.86 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,145.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,213.81 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,668.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,072.62 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2016.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,919.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,922.00 with an interest rate of 4.500%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the loan was modified on xx/xx/2022.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2024, the borrower_2 was deceased. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $997.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $997.39 with an interest rate of 10.950%. The current UPB is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and the deferred balance is xx.
As per the comment dated xx/xx/2024, the RFD is excessive obligations.
As per the seller’s tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2018.
As per the comment dated xx/xx/2023, the RFD is due to home repairs and the borrower received a check in the total amount of $3,012.17. Unable to confirm the status of repairs. Further details are not found.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,066.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $795.20 with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the loan was modified on xx/xx/2022.
The RFD is unable to be determined.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, for xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,644.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,037.18 with an interest rate of 6.000%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2022.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $649.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $288.00 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx and the deferred balance in the amount of $5,587.28.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance in the amount of $5,587.28.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,297.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,180.45 with an interest rate of 11.004%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is xx.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the tape data, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2020.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $2,644.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,832.00 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.
The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2024 and xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025 and for xx/xx/2025.The collection comments are missing from xx/xx/2023 to xx/xx/2023 and xx/xx/2024 to xx/xx/2024 and xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $675.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $393.00 with an interest rate of 7.250%. The current UPB, as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."	* Water/Sewer Taxes (Lvl 2) "As per the collection comment dated 7/11/2024, the water taxes are delinquent in the amount of $236.87."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $715.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $715.27 with an interest rate of 6.720%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
No foreclosure activity has been found.
   No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $616.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $616.02 with an interest rate of 8.790%. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,781.59.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
As per the tape data, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,058.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,561.67 with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received was on xx/xx/2025 in the amount of $626.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $472.94 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is $305.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2016.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the RFD.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,874.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,562.67 with an interest rate of 3.625%. The current UPB is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and the deferred balance is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,740.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,364.06 with an interest rate of 10.320%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,252.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,471.42 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,286.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,286.25 with an interest rate of 8.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
 The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,733.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $584.12 with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx
No details pertaining to the damage to the subject property have been observed.
The reason for default is unable to be determined.
As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $689.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $276.30 with an interest rate of 4.380%. The current UPB reflected as per the tape is xx. The deferred balance is in the amount of xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to tape as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2023, the reason for default is curtailment of income.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the collection comment dated xx/xx/2023, the subject property was damaged due to water. The borrower received the claim check in the amount of xx. Unable to determine if the subject property is repaired. Further details are not provided. Subsequent comments do not show any damage.
As per the seller’s tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,195.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,898.58 with an interest rate of 3.875%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,742.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,771.24 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is a second home.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on 07/292024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,019.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,402.80 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2021.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $993.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $991.74 with an interest rate of 3.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2024, for xx/xx/2024, from 1xx/xx/2024 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,495.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,667.66 with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,364.91.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $746.58, which was applied for the due date of xx/xx/2025. The current P&I is $746.58 with an interest rate of 10.125%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,563.68.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,217.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,751.78 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per tape, the loan was modified on xx/xx/2023.
As per the comment dated xx/xx/2025, the five-month repayment plan was approved in the amount of xx.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the borrower had filed bankruptcy with xx. The case was terminated on xx/xx/2022.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2024, the borrower had filed bankruptcy with xx. The case was terminated on xx/xx/2022.			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2005 with a loan amount of xx. The PH shows a large transaction from xx/xx/2025 to xx/xx/2025 in the total amount of xx, which was applied for the due dates of xx/xx/2025 to xx/xx/2025. The current UPB is xx. Treating as BWR cash flow based on amount and PH"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,409.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,641.84 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property occupancy is a second home.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,606.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,221.15 with an interest rate of 7.090%. The current UPB is xx, and the deferred balance is $9,511.43.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,015.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,015.26 with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx, and the deferred balance is $9,782.90.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $9,782.90.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the loan was modified.
No information has been found related to damage or repairs.
As per tape, the subject property has been occupied by the owner.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,489.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,709.55 with an interest rate of 2.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2024. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $911.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $567.41 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
As per the servicing comment dated xx/xx/2023, the bankruptcy was filed under Chapter 13 with the xx As per the servicing comment dated xx/xx/2024, the BK was discharged on xx/xx/2023.
As per the tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the servicing comment dated xx/xx/2023, the bankruptcy was filed under Chapter 13 with the xx on xx/xx/2018. As per the servicing comment dated xx/xx/2024, the BK was discharged on xx/xx/2023.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,255.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,684.88 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the borrower has a surplus check, which she wants to use for the principal payment of BK. Further details are not provided.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2024, the borrower has a surplus check, which she wants to use for the principal payment of BK. Further details are not provided.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comment is available for xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and for xx/xx/2024. The collection comment is missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,314.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,024.75 with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The reason for default is unable to be determined.
As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, and for xx/xx/2024 from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,552.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $757.97 with an interest rate of 4.000%. The current UPB as per the payment history is xx, and the deferred principal balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx, and the deferred principal balance is xx.
As per the tape, the loan was modified on xx/xx/2018.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $506.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $506.23 with an interest rate of 8.480%. The current UPB is xx, and the deferred balance is $3,868.66.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx, and the deferred balance is $3,868.66.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the seller’s tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,087.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,554.02 with an interest rate of 3.400%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The RFD is unable to be determined.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $640.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $640.27 with an interest rate of 12.875%. The current UPB reflected as per payment history is xx. The deferred balance is $4,373.74.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The deferred balance is $4,373.74.
As per the tape, the loan was modified on xx/xx/2023.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for the default is payment dispute.
As per the comment dated xx/xx/2025, there is a payment dispute. Further details not provided.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2025, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,110.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,174.68 with an interest rate of 3.00%. The current UPB is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and the deferred balance is xx.
Unable to determine the RFD.
As per the tape data, the loan was modified. Unable to determine the modification date.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,932.53 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,932.53 with an interest rate of 8.430%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $850.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $850.14 with an interest rate of 8.580%. The current UPB reflected as per the payment history is xx and the deferred balance is in the amount of $9,891.18.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and deferred balance is in the amount of $9,891.18.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The comment history is missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,663.49(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,203.49 with an interest rate of 5.000%. The current UPB as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the comment dated xx/xx/2025, the trial plan was offered, which was effective from xx/xx/2025 to xx/xx/2025 for the amount of $1,922.21.
As per the tape, the loan was modified on xx/xx/2009.
As per the comment dated xx/xx/2024, there is a payment dispute. Further details not provided.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2024, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $629.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $349.60 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is $562.76.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2008.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $995.5. with an interest rate of 4.750%. The current UPB reflected as per the tape is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
  Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,214.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,471.00 with an interest rate of 7.380%. The current UPB reflected as per the payment history is xx.
 As per the comment dated xx/xx/2024, the payments made in April 2024 are borrower payments.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the collection comment dated xx/xx/2023, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
  As per the collection comment dated xx/xx/2023, the loan modification has been completed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $972.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $741.81 with an interest rate of 11.690%. The current UPB reflected as per the payment history is xx and the deferred balance is $1,421.08.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
As per the tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received was on xx/xx/2025 in the amount of $1,591.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,564.64 with an interest rate of 10.750%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine RFD.
As per the seller’s tape, the loan was modified on xx/xx/2020.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,483.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,348.30 with an interest rate of 8.780%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the collection comment dated xx/xx/2025, the RFD is an excessive obligation.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $891.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $541.30 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the reason for the default is curtailment of income.
As per the tape data, the loan was modified on xx/xx/2023.
As per the servicing comment dated xx/xx/2024, the foreclosure was initiated in 2024 with the loan. As per the servicing comment dated xx/xx/2024, the foreclosure file has been closed. Further details not provided.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:As per the servicing comment dated xx/xx/2024, the foreclosure was initiated in 2024 with the loan. As per the servicing comment dated xx/xx/2024, the foreclosure file has been closed. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,919.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,919.33 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,334.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,567.80 with an interest rate of 6.050%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025.The current UPB is xx, and the deferred balance is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has been on xx/xx/2020.
As per the comment dated xx/xx/2025, the reason for default is the borrower’s expenses.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,818.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,053.93 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,482.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,910.56 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,138.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $604.63 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx and the deferred balance is $8,272.24.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,468.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $831.85 with an interest rate of 7.250%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,553.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,010.43 with an interest rate of 8.540%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
As per the tape, the loan was modified on xx/xx/2020.
As per the servicing comment dated xx/xx/2025, the reason for default is martial difficulties.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2025, the borrower was approved for a 5-month RPP plan.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $970.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $686.36 with an interest rate of 4.750%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $686.36 with an interest rate of 4.750%. The current UPB reflected as per the tape is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2024 to xx/xx/2025. The comment history is missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $899.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $525.45 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2023, there is damage to the subject property. Unable to determine the cost of damage and cost of repair status. Subsequent CC's do not show damage.
As per the tape, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2023, there is damage to the subject property. Unable to determine the cost of damage and cost of repair status. Subsequent CC's do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,379.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,514.67 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2023, the RFD is an excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $725.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $275.68 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the seller’s tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,291.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $922.59 with an interest rate of 4.130%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The RFD is unable to be determined.
As per the seller’s tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,363.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,363.79 with an interest rate of 6.440%. The current UPB reflected as per the payment history is xx. As per tape, the deferred amount is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx. As per tape, the deferred amount is xx.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the loan was modified on xx/xx/2024.
No information has been found related to damage or repairs.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,699.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,631.74 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx and the deferred balance is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape data, the loan was modified on xx/xx/2022.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,302.32 with an interest rate of 6.590%. The current UPB reflected as per the tape is xx and there is deferred balance in the amount of xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
The RFD is unable to be determined.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2024, the property is occupied by an ‘unknown’ party.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,528.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $779.26 with an interest rate of 7.990%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,662.32.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,662.32.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified.
According to the comment dated xx/xx/2025, the borrower got claim check #xx for xx after the subject property was damaged by water on xx/xx/2025. Additionally, the borrower attested to the completion of the property's repairs. Due to an address issue, the letter from the loss draft department did not arrive. The new address for the subject property is xx was reissued and forwarded to QC for approval. According to the most recent comment, dated xx/xx/2025, the subject property must be fixed before the borrower may receive another claim check.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "According to the comment dated 05/20/2025, the borrower got claim check xx for $XXXX after the subject property was damaged by water on 04/12/2025. Additionally, the borrower attested to the completion of the property's repairs. Due to an address issue, the letter from the loss draft department did not arrive. The new address for the subject property is xx. The $XXXX X was reissued and forwarded to QC for approval. According to the most recent comment, dated 09/24/2025, the subject property must be fixed before the borrower may receive another claim check."	* Comment history is incomplete (Lvl 3) "The collection comment is available from xx/xx/2023 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comment is missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $479.22 with an interest rate of 3.130%. The current UPB reflected as per the tape is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default,
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $819.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $732.15 with an interest rate of 6.000%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the tape, the loan was modified on xx/xx/2022.
As per the tape, the subject property is owner-occupied.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,123.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $782.65 with an interest rate of 4.000%. The current UPB is $ xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per tape data, the loan was modified on xx/xx/2018.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the BK was filed with xx. Further details are not found.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2024, the BK was filed with xx. Further details are not found.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,399.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $790.77 with an interest rate of 8.250%. The current UPB as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx, and the deferred balance is xx.
As per the comment dated xx/xx/2025, the reason for default is unemployment.
As per the tape, the loan was modified on xx/xx/2021.
As per the comment dated xx/xx/2024, the trial plan was offered to the borrower, which was effective from xx/xx/2024 to xx/xx/2025, for the amount of $1,657.08.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the comment dated xx/xx/2025, the FC sale was scheduled for xx/xx/2025. The comment dated xx/xx/2025 states that the sale has been postponed due to reinstatement. The comment dated xx/xx/2025 states that the FC was closed as the loan was reinstated for the amount of xx.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the comment dated xx/xx/2025, the FC sale was scheduled for xx/xx/2025. The comment dated xx/xx/2025 states that the sale has been postponed due to reinstatement. The comment dated xx/xx/2025 states that the FC was closed as the loan was reinstated with the amount of xx.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2007 with a loan amount of xx. The PH shows the large transaction in the amount of xx on xx/xx/2025, which was applied for the due dates from xx/xx/2024 to xx/xx/2025. The current UPB is xx. As per the collection comment dated xx/xx/2025, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $631.07(PITI) which was applied for the due date of xx/xx/2025. The current P&I is $542.26 with an interest rate of 11.750%. The current UPB reflected as per the payment history is xx and deferred balance is $1,492.24.	Collections Comments:According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $631.07(PITI) which was applied for the due date of xx/xx/2025. The current P&I is $542.26 with an interest rate of 11.750%. The current UPB reflected as per the payment history is xx and deferred balance is $1,492.24.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The RFD is unable to be determined.
As per the seller’s tape, the loan was modified
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $770.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $588.67 with an interest rate of 9.125%. The current UPB reflected as per payment history is xx. The deferred balance is $2,922.48.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The deferred balance is $2,922.48.
As per the tape, the loan was modified on xx/xx/2021.
As per the comment dated xx/xx/2025, the reason for default is illness of the borrower.
As per the tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $921.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $921.23 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $1,244.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $836.47 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per comment dated xx/xx/2025, reason for default is curtailment of income.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,349.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $963.81 with an interest rate of 4.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the property occupancy is stated as an investor.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
According to the servicing comment dated xx/xx/2024, the borrower,xx, filed bankruptcy under Chapter 13 with the xx. The BK case was discharged on xx/xx/2024. Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the servicing comment dated xx/xx/2024, the borrower, xx, filed bankruptcy under Chapter 13 with the xx on xx/xx/2019. The BK case was discharged on xx/xx/2024. Further details not provided.

					xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,181.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,046.51 with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2015.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2023, the foreclosure was initiated with the loan in 2023. As per the comment dated the FC was on hold due to a mediation hearing that was scheduled for xx/xx/2024. As per the comment dated xx/xx/2024, the loan was reinstated.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated with the loan in 2023. The hearing was scheduled on xx/xx/2023. As per the comment dated xx/xx/2024, the FC was on hold due to a mediation hearing that was scheduled for xx/xx/2024. As per the comment dated xx/xx/2024, the loan was reinstated. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2008 with a loan amount of xx. PH shows a large transaction in the amount of xx on xx/xx/2024, which was applied for the due dates of xx/xx/2016 to xx/xx/2024. The collection comment dated xx/xx/2024 shows the funds were received for reinstatement. The current unpaid principal balance is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,119.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,965.07 with an interest rate of 3.875%. The current UPB, as per the payment history, is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for the default.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and for xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $754.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $33.45 with an interest rate of 4.250%. The current UPB reflected as per the payment history is $5,344.65, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $5,344.65.
  As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2015.
As per the comment dated xx/xx/2023, the borrower's income was impacted by Covid-19.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 3) "As per the comment dated xx/xx/2023, the borrower's income was impacted by Covid-19."
								* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,549.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,327.51 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per the seller’s tape, the property occupancy is stated as an investor.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $307.88.00 with an interest rate of 9.880%. The current UPB reflected as per the tape is xx and deferred balance is $5,355.30.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the tape, is xx.
Unable to determine the reason for default.  As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.  T
As per the seller’s tape loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,311.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $866.39 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history  is xx.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2003 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of $9,238.46, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. As per the collection comment dated xx/xx/2024, shows the HAF funds were received."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2024, the reason for default is fraud. No further details found."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,135.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,228.31 with an interest rate of 2.750%. The current UPB is xx.	Collections Comments:According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,017.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,320.62 with an interest rate of 3.875%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per seller’s tape data, the property occupancy is stated as an investment.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $948.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $740.24 with an interest rate of 10.050%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
  As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $8,266.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $6,116.42 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,377.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,248.74 with an interest rate of 5.240%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,151.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $654.74 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine reason for default.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,043.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,986.59 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
As per the comment dated xx/xx/2024, the roof of the subject property has been damaged due to a storm. The insurance claim check was received in the amount of $2746.53 on xx/xx/2024. Unable to determine whether the repairs have been completed. Subsequent CCs do not show damage.
As per the seller’s tape, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2024, the roof of the subject property has been damaged due to a storm. The insurance claim check was received in the amount of $2746.53 on xx/xx/2024. Unable to determine whether the repairs have been completed. Subsequent CCs do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $714.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $406.94 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $972.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $632.77 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property occupancy stated is an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,564.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,217.31 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
  Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
  As per the collection comment dated xx/xx/2025, the roof of the subject property was damaged. As per the collection comment dated xx/xx/2025, the borrower has filed the claim for the partial damage. The type of damage and estimated cost of repair are not available. No comments have been found regarding repair completion. Further details are not available.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per the collection comment dated 7/7/2025, the roof of the subject property was damaged. As per the collection comment dated 8/12/2025, the borrower has filed the claim for the partial damage. The type of damage and estimated cost of repair are not available. No comments have been found regarding repair completion. Further details are not available."	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,463.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,077.38 with an interest rate of 4.252%. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,232.14.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the reason for the default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,396.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $930.96 with an interest rate of 6.200%. The current UPB reflected as per the payment history is xx and the deferred balance is $1,638.07.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx, and the deferred balance is $1,638.07.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2007.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,700.00(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,616.47 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the reason for default is a servicing problem.
As per collection comment dated xx/xx/2025, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $365.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $229.24 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the occupancy of the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,281.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $822.00 with an interest rate of 5.130%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collections.
According to tape as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per tape is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,680.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,305.22 with an interest rate of 5.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,766.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,699.16 with an interest rate of 3.875%. The current UPB, as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the seller’s tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $657.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $657.77 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx and the deferred balance is $5,645.41.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx and the deferred balance is $5,645.41.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,584.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,975.04 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,467.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,467.36 with an interest rate of 7.500%. The current UPB is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and the deferred balance is xx.
As per the tape, the loan was modified on xx/xx/2011.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,708.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,986.86 with an interest rate of 10.750%. The current UPB reflected as per the payment history is xx.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is stated as an investor.
  Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,180.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,180.09 with an interest rate of 6.400%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2006 in the amount of xx. PH dated xx/xx/2025 shows a principal payment in the amount of $6,000.00. There is another principal payment on xx/xx/2025 that shows a principal payment in the amount of xx. There is another principal payment on xx/xx/2025 that shows a principal payment in the amount of xx. The current UPB is xx. Downgraded to LVL3 and treating as BWR payments."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,674.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,626.05 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,607.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $736.04 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $872.00, which was applied for the due date of xx/xx/2025. The current P&I is $872.00 with an interest rate of 11.487%. The current UPB is xx, and the deferred balance is $3,845.08.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $621.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $540.20, with an interest rate of 8.004%. The current UPB reflected as per the payment history is xx, and the deferred amount is $874.26.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history data is xx.
As per the comment dated xx/xx/2023, the reason for default is servicing problem.
As per the tape data, the subject property is owner-occupied.
As per tape data, the loan was modified on xx/xx/2008.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,885.65 with an interest rate of 6.375%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,035.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,353.78 with an interest rate of 9.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per tape, the subject property has been occupied by the owner.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $873.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $655.53 with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx. PH shows a large transaction in the total amount of xx on xx/xx/2025 and xx/xx/2025, The collection comment dated xx/xx/2025 and xx/xx/2025 shows the payments received as BWRs payments	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comments dated xx/xx/2025, the RFD is curtailment of income.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2020.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan on xx/xx/2024. The complaint was filed on xx/xx/2025. As per the comment dated xx/xx/2025, the FC was closed.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan on xx/xx/2024. The complaint was filed on xx/xx/2025. As per the comment dated xx/xx/2025, the FC was placed on hold due to the repayment plan. As per the comment dated xx/xx/2025, the FC was closed.
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,316.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,728.71 with an interest rate of 9.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,850.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,171.78 with an interest rate of 3.375%. The current UPB is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,107.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $771.06 with an interest rate of 5.500%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is unemployment.
As per the comment dated xx/xx/2025, the repayment plan was offered, which was due from xx/xx/2025 in the amount of $1,505.04.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2023, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,887.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,145.47 with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,932.25 (PITI), which was applied for the due date of xx/xx/2025. The current interest only payment is $1,428.61 with an interest rate of 10.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,990.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,144.91 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the seller’s tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2025 and for xx/xx/2025. The comment history is missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,474.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,386.58 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
The loan has not been modified since origination.
As per the comment dated xx/xx/2024, the borrower was deceased. Further details are not provided.
As per the comment dated xx/xx/2023, the borrower's income was impacted due to covid-19. Further details are not provided.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan. The comment dated xx/xx/2024 states that the loan was reinstated. The comment dated xx/xx/2024 states that the FC was closed.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan. The comment dated xx/xx/2024 states that the loan was reinstated. The comment dated xx/xx/2024 states that the FC was closed.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 3) "As per the comment dated xx/xx/2023, the borrower's income was impacted due to covid-19. Further details are not provided."
* Deceased Borrower(s) (Lvl 3)     "As per the comment dated xx/xx/2024, the borrower was deceased. Further details are not provided."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2012 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the amount of xx, which was applied for the due dates from xx/xx/2023 to xx/xx/2024. The current UPB is xx. As per the comment dated xx/xx/2024, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,326.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,290.25 with an interest rate of 7.740%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,190.24.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,190.24.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the loan was modified.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,543.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $952.75 with an interest rate of 4.125%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx, and the deferred balance is xx.
As per the seller’s tape, the subject property is owner-occupied.
As per tape data, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $847.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $518.27 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per servicing comments dated xx/xx/2025, the subject property has been occupied by an unknown.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,513.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,714.42 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,125.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,233.38 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2023, the foreclosure was initiated in 2023. The FC was closed due to the loan reinstatement.
No post-close bankruptcy record has been found.
As per the seller’s tape, the loan was modified on xx/xx/2017.
As per the comment dated xx/xx/2025, the RFD is an excessive obligation.
As per the comment dated xx/xx/2025, the property is occupied by an 'unknown' party.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated in 2023. The FC was closed due to the loan reinstatement. No further details found.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2012 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2024 and another large transaction on xx/xx/2025 in the amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2025 . The current UPB is xx. As per the comment dated xx/xx/2024 and xx/xx/2025, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,360.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,347.75 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2023.
As per the comment dated xx/xx/2025, the reason for the default is curtailment of income.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,273.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $570.23 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The comment history is missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025, for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $744.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $744.23 with an interest rate of 10.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is $7,794.26.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
As per the tape, the loan was modified.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,807.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,434.34 with an interest rate of 2.880%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.
The current UPB reflected as per the payment history is xx.
  Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2023, the subject property was damaged due to wind on xx/xx/2023. The amount is not available. Further details not provided. Subsequent comments do not show any damage.
As per tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2023, the subject property was damaged due to wind on xx/xx/2023. The amount is not available. Further details not provided. Subsequent comments do not show any damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $928.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $928.86 with an interest rate of 6.370%. The current UPB, as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2013.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the bankruptcy was filed by the borrower on xx/xx/2020 with the case number xx and was discharged on xx/xx/2020 and terminated on xx/xx/2020.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2025, the bankruptcy was filed by the borrower on xx/xx/2020 with the case number xx and was discharged on xx/xx/2020 and terminated on xx/xx/2020.			xx	3: Curable		xx	* Delinquent Taxes (Lvl 2) "As per the collection comment dated 1/3/2025, the annual installment of county taxes for 2023 has been delinquent in the amount of $412.10, which is good through 01/30/2025."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,131.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,967.76 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the comment dated xx/xx/2025, there is a payment dispute.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2025, there is a payment dispute."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $552.11 (PITI), which was applied for the due date of 0xx/xx/2025. The current P&I is $552.11 with an interest rate of 7.990%. The current UPB reflected as per the payment history is xx and the deferred balance is $5,913.08.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, for xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,484.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,073.45 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
As per the tape data, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received was on xx/xx/2025 in the amount of $1,528.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $676.07 with an interest rate of 4.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the loan was modified on xx/xx/2012.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,135.76 (PITI), which was applied for the due date of 0xx/xx/2025. The current P&I is $1,135.76 with an interest rate of 5.600%. The current UPB reflected as per the payment history is xx, and the deferred balance is $5,297.59.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the collection comments dated xx/xx/2025, the RFD is illness of  borrower.
No details regarding to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $2,934.19 with an interest rate of 5.875%. The current UPB reflected as per the tape is xx and the deferred balance is in the amount of xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is xx. The tape shows a deferred balance in the amount of xx.
As per the comment dated xx/xx/2024, the RFD is excessive obligations.
As per the tape data, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, from xx/xx/2023 to xx/xx/2023, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,580.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $704.22 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,585.47.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx, and the deferred balance is $1,585.47.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,176.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,049.06 with an interest rate of 8.130%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, and from 0xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $845.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $480.78 with an interest rate of 4.000%. The current UPB is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and the deferred balance is xx.
As per the comment dated xx/xx/2024, the RFD is curtailment of income.
As per the tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,019.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,458.52 with an interest rate of 3.500%. The current UPB, reflected as per the payment history, is xx.
PH dated xx/xx/2024 shows a principal payment in the amount of xx which was applied due dates xx/xx/2024 to xx/xx/2024. As per the collection comment dated xx/xx/2024, these are the borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
 As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,658.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,715.42 with an interest rate of 9.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
As per the comment dated xx/xx/2025, there is a payment dispute. Further details not provided.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. The complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2025, the foreclosure was closed on xx/xx/2025 due to the loan reinstatement. Further details not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. The complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2025, the foreclosure was closed on xx/xx/2025 due to the loan reinstatement. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,342.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,383.52 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan and the next due date of payment is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,401.59 which applied for xx/xx/2025. The current P&I is $1,015.71 with an interest rate of 3.875%. The UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the review of payment history as of xx/xx/2025, the borrower is current with the loan and the next due date of payment is xx/xx/2025. The UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $471.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $353.71 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2008.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,084.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,491.28 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the occupancy of the subject property is a second home.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,779.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,887.36 with an interest rate of 10.990%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,456.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $724.78 with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $605.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $430.94 with an interest rate of 8.200%. The current UPB reflected as per the payment history is xx and the deferred balance is $5,165.68.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,245.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $733.80 with an interest rate of 3.500%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
As per the seller’s tape, the loan was modified on xx/xx/2018.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,912.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,212.03 with an interest rate of 7.990%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the property occupancy is stated as an investor.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,687.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,448.33 with an interest rate of 7.875%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2024, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,558.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,583.65 with an interest rate of 4.375%. The current UPB as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx, and the deferred balance is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the comment dated xx/xx/2025, the loan was modified on xx/xx/2022 with the new deferred balance of xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,247.49, which was applied for the due date of xx/xx/2025. The current P&I is $2,247.49 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,567.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,570.25 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
Unable to determine the RFD.
As per the comment dated xx/xx/2024, the borrower requested for the payment in the amount of xx to be used for needed repairs, which was issued on xx/xx/2024. As per the comment dated xx/xx/2024, the borrower requested for the payment in the amount of xx to be used for needed repairs, which was issued on xx/xx/2024. Unable to determine the source of damage type. Further details not provided.
As per the seller’s tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, and from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."
								* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2024, the borrower requested payment in the amount of xx to be used for needed repairs, which was issued on xx/xx/2024. As per the comment dated xx/xx/2024, the borrower requested payment in the amount of xx to be used for needed repairs, which was issued on xx/xx/2024. Unable to determine the source of damage type. Subsequent comments do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,839.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $906.30 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,687.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,850.04 with an interest rate of 9.375%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 month, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the comment dated xx/xx/2025, the subject property is occupied by unknown party.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,269.88(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,779.90 with an interest rate of 10.990%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
As per the tape, the occupancy of the subject property is stated as investor.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for one month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,140.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,466.94 with an interest rate of 7.960%. The current UPB reflected as per the payment history is xx. The deferred balance is $7,474.28.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower has been delinquent for one month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the RFD is an excessive obligation.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,657.12, which was applied for the due date of xx/xx/2025. The current P&I is $4,657.12 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,275.11 (PI), which was applied for the due date of xx/xx/2025. The current P&I is $1,275.11 with an interest rate of 9.003%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is curtailment of income.
As per comment dated xx/xx/2025, the repayment plan began on xx/xx/2025 and ended on xx/xx/2025.
As per the tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2025, the subject property is occupied by an unknown.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $639.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $639.37 with an interest rate of 9.110%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2019.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and for xx/xx/2025. The comment history is missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,204.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,425.85 with an interest rate of 12.125%. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,344.40.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is stated as an investor.
Unable to determine the RFD.
As per the comment dated xx/xx/2024, the subject property was damaged due to water, and DOL is xx/xx/2024. The borrower received a loss draft check in the amount of xx. There is no evidence of completion of repairs. Further details not provided.
As per the seller’s tape data, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2024, the subject property was damaged due to water, and DOL is xx/xx/2024. The borrower received a loss draft check in the amount of xx. There is no evidence of completion of repairs. Further details not provided. Subsequent comments do not show any damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $774.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $502.73 with an interest rate of 4.500%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the tape, the loan was modified on xx/xx/2023.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,501.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,333.89 with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $332.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $195.43 with an interest rate of 7.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the RFD is excessive obligation.
As per the comment dated xx/xx/2023, the subject property is occupied by an unknown party.
As per the tape, the loan was modified on xx/xx/2020.
As per the comment dated xx/xx/2025, the borrower received a claim check in the amount of $5,789.86. The type of damage and estimated cost of damage are unable to be determined. Further details are not found.
No foreclosure activity has been found.
As per the tape data, the BK was filed under Chapter 13 with the xx. As per the comment dated xx/xx/2023, the amended POC was filed on xx/xx/2023. As per the comment dated xx/xx/2025, the BK is still active. Further details are not provided.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the tape data, the BK was filed under Chapter 13 with the xx As per the comment dated xx/xx/2023, the amended POC was filed on xx/xx/2023. As per the comment dated xx/xx/2025, the BK is still active. Further details are not provided.			xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per the comment dated 07/01/2025, the borrower received a claim check in the amount of $XXXX The type of damage and estimated cost of damage are unable to be determined. Further details are not found."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,105.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,283.53 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the loan was modified on xx/xx/2022.
As per the comment dated xx/xx/2024, the RFD is an excessive obligation.
As per the seller’s tape, the property is owner-occupied.
As per the comment dated xx/xx/2023, the property had damages. As per the comment dated xx/xx/2023, the estimated cost of repairs is $8,412.23. The nature of damage is not mentioned. Subsequent comments do not show damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023."
								* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2023, the property had damages. As per the comment dated xx/xx/2023, the estimated cost of repairs is $8,412.23. The nature of damage is not mentioned. Subsequent comments do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,568.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,678.54 with an interest rate of 6.875%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2018.
As per the comment dated xx/xx/2025, the reason for default is illness of family member.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,662.66, which was applied for the due date of xx/xx/2025. The current P&I is $4,825.22 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  Unable to determine the reason for default.
As per tape data, the subject property occupancy is a secondary home.
No details pertaining to the damage to the subject property have been observed.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $730.60 with an interest rate of 3.500%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025.The collection comments are missing from xx/xx/2023 to xx/xx/2023 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,039.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,424.76 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the RFD is excessive obligations.
As per the tape, the subject property occupancy is stated as an investor.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, for xx/xx/2025, for xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,177.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,177.80 with an interest rate of 7.650%. The current UPB reflected as per the payment history is xx and the tape reflects deferred balance in the amount of $2,811.16.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,495.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,072.44 with an interest rate of 12.667%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Delinquent Taxes (Lvl 3) "The annual installment of county taxes for 2023 has been delinquent in the amount of $332.94 on xx/xx/2024, which is good through xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $937.65 with an interest rate of 8.380%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2023, the reason for default is curtailment of income.
As per the collection comment dated xx/xx/2023, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,732.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $943.94 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,425.22.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2013.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."
								* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2025, the borrower, xx, was deceased. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,290.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,224.87 with an interest rate of 10.875%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the collection comments dated xx/xx/2025, the RFD is a curtailment of income.
No details regarding the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $744.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $401.19 with an interest rate of 5.545%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2025, the borrower was approved for 5 months RPP plan.
As per the servicing comment dated xx/xx/2024, the subject property was damaged in 8/2024, and BWR filed an insurance claim for water damage. The collection comment dated xx/xx/2025 states that the servicer needs an inspection of the property to confirm the repairs before releasing additional loss draft funds to the borrower. Further details are not provided.
As per servicing comment dated xx/xx/2025, the subject property is occupied by unknown party.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	4: Unacceptable	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 4) "The subject property is located in the State of FL in xx County, and the property address is xx. The property is located in a FEMA-designated disaster area that was declared for the hurricane on XXXX. As per the servicing comment dated 10/16/2024, the subject property was damaged in 8/2024, and BWR filed an insurance claim for water damage. The collection comment dated 9/29/2025 states that the servicer needs an inspection of the property to confirm the repairs before releasing additional loss draft funds to the borrower. Further details are not provided."
							* The property has unrepaired damages (Lvl 4) "As per the servicing comment dated 10/16/2024, the subject property was damaged in 8/2024, and BWR filed an insurance claim for water damage. The collection comment dated 9/29/2025 states that the servicer needs an inspection of the property to confirm the repairs before releasing additional loss draft funds to the borrower. Further details are not provided. There is no comment found stating repairs have been completed."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $7,525.69 with an interest rate of 2.750%. The current UPB reflected as per the tape is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available for xx/xx/2023, from xx/xx/2023 to xx/xx/2024, for xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The comment history is missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $933.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $919.58 with an interest rate of 11.510%. The current UPB, as per the payment history, is xx, and the deferred amount is $3,486.68.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the borrower xx filed bankruptcy under Chapter 13 with Case Number xx. As per the comment dated xx/xx/2024, the bankruptcy was discharged. Further details are not available.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2024, the borrower Davis Marvin filed bankruptcy under Chapter 13 with Case Number xx. As per the comment dated xx/xx/2024, the bankruptcy was discharged. Further details are not available.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $669.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $650.17 with an interest rate of 5.971%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
The reason for default is not available in latest servicing comments.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025. The collection comment is missing form xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,904.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,726.10 with an interest rate of 2.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, RFD is an excessive obligation.
As per the seller’s tape, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,565.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $884.07 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
As per the tape data, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is 0xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,957.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,786.72 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is 0xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per comment dated xx/xx/2023, the RFD was curtailment of income.
According to the collection comment dated xx/xx/2023, the subject property was damaged due to the water on xx/xx/2023. The estimated repair cost is $9,150.54. The detailed information regarding these damages is not available, hence we are unable to confirm whether these damages have been repaired or not.
As per the seller’s tape, the loan was modified on xx/xx/2018.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 3) "As per the comment dated xx/xx/2023, the borrower's income was impacted by Covid-19. Further details not provided."
								* The property has unrepaired damages (Lvl 3) "According to the collection comment dated xx/xx/2023, the subject property was damaged due to the water on xx/xx/2023. The estimated repair cost is $9,150.54. The detailed information regarding these damages is not available. Subsequent comments do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $725.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $321.75 with an interest rate of 3.370%. The current UPB reflected as per the payment history is xx. As per the tape, the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx. As per the tape, the deferred amount is xx.
No foreclosure activity has been found.
As per tape data, bankruptcy was filed on xx/xx/2021 under Chapter 13. As per the servicing comment dated xx/xx/2024, the bankruptcy case is active.
As per the tape, the loan was modified on xx/xx/2013.
No information has been found related to damage or repairs.
As per tape, the subject property has been occupied by the owner.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per tape data, bankruptcy was filed on xx/xx/2021 under Chapter 13. As per the servicing comment dated xx/xx/2024, the bankruptcy case is active.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,556.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,460.76 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the reason for default is a payment dispute.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."
								* Written or verbal dispute (Lvl 3) "According to the collection comment dated xx/xx/2025, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $511.89 with an interest rate of 5.500%. The current UPB as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,180.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $505.89 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx and the deferred balance is $1,365.62.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $1,365.62.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the tape data, the loan was modified on xx/xx/2022.
As per comment dated xx/xx/2024, the repayment plan began on xx/xx/2024 and ended on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,394.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,394.24 with an interest rate of 7.000%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and the deferred balance is xx.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the tape data, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent with the loan for one month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,017.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $641.92 with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,357.29.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower has been delinquent with the loan for one month, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the reason for default is mortgagor illness.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,552.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,347.98 with an interest rate of 10.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the borrower disputed the increase in monthly payments. Further details are not provided.
As per the comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the comment dated xx/xx/2024, the subject property is occupied by tenant.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The comment history is missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."
* Large unexplained payment on the payment history (Lvl 3)     "The loan was originated on xx/xx/2019 with a loan amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of xx, which was applied for the due dates of xx/xx/2025 to xx/xx/2025. The current UPB is xx. As per the comment dated xx/xx/2025, the forbearance amount is xx."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2024, the borrower disputed the increase in monthly payments. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,068.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,870.86 with an interest rate of 5.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the collection comments dated xx/xx/2024, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
As per the collection comments dated xx/xx/2024, bankruptcy was filed under Chapter 13 with the xx. As per the collection comments dated xx/xx/2024, the BK was discharged on xx/xx/2024.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the collection comments dated xx/xx/2024, bankruptcy was filed under Chapter 13 with the xx. As per the collection comments dated xx/xx/2024, the BK was discharged on xx/xx/2024.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,433.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,668.12 with an interest rate of 2.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property occupancy is a second home.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $872.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $655.98 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the occupancy of the subject property is stated as investor.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,509.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,109.95 with an interest rate of 9.350%. The current UPB is xx and deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
According to the servicing comment dated xx/xx/2025, the RFD is excessive obligation.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,594.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,275.49 with an interest rate of 6.840%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2025.
As per the collection comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024.  As per the collection comment dated xx/xx/2024, the complaint was filed on xx/xx/2024. As per the collection comment dated xx/xx/2025, the foreclosure was closed due to loan modification.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the collection comment dated xx/xx/2024 the foreclosure was initiated on the loan in 2024. As per the collection comment dated xx/xx/2024, the complaint was filed on xx/xx/2024. As per the collection comment dated xx/xx/2025, the foreclosure was closed due to loan modification.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,205.52, which was applied for the due date of xx/xx/2025. The current P&I is $1,205.52 with an interest rate of 3.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, for xx/xx/2023, for xx/xx/2024, for xx/xx/2024, for xx/xx/2024, for xx/xx/2024, for xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,991.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,986.97 with an interest rate of 6.875%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan has been modified once since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,913.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $881.99 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the reason for default is illness of the borrower.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,591.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1613.04. with an interest rate 5.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to tape data as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is xx.
Unable to determine RFD.
According to the servicing comment dated xx/xx/2025, the subject property is of unknown occupancy.
As per tape data, the loan was modified on xx/xx/2023.
No details regarding the damage to the subject property have been observed.
According to the servicing comment dated xx/xx/2024, FC was initiated on xx/xx/2024, and the complaint was filed on xx/xx/2024. Further details are not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:According to the servicing comment dated xx/xx/2024, FC was initiated on xx/xx/2024, and the complaint was filed on xx/xx/2024. Further details are not provided.

		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2011 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2024. The current UPB is xx. As per the collection comment dated xx/xx/2024, the loan has been reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,438.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $760.41 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1082.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $451.88 with an interest rate of 2.00%. The current UPB reflected as per the payment history is xx.
Collections Comments: According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per tape data, the subject property occupancy is investor.
No details pertaining to the damage to the subject property have been observed.
 The loan was modified on xx/xx/2016.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,275.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,317.46 with an interest rate of 9.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2020 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2024. The current UPB is xx. Downgraded to LVL3 and treating as BWR payments."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $707.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $593.76 with an interest rate of 8.375%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,919.08.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the reason for default is unemployment.
As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $431.04 with an interest rate of 4.625%. The current UPB as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,409.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,053.53 with an interest rate of 2.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $942.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $611.13 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the tape data, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the RFD is unemployment.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the FC was initiated on the loan. As per the comment dated xx/xx/2025, the sale was scheduled on xx/xx/2025. As per the comment dated xx/xx/2025, the FC was closed as the loan was reinstated.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2024, the FC was initiated on the loan. As per the comment dated xx/xx/2025, the sale was scheduled on xx/xx/2025. As per the comment dated xx/xx/2025, the FC was closed as the loan was reinstated.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
* Large unexplained payment on the payment history (Lvl 3)     "The loan was originated on xx/xx/2021 with a loan amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The current UPB is xx. As per the comment dated xx/xx/2025, the loan was reinstated."
								* Recent Foreclosure Sale - Need Update (Lvl 3) "As per the comment dated xx/xx/2024, the FC was initiated on the loan. As per the comment dated xx/xx/2025, the sale was scheduled on xx/xx/2025. As per the comment dated xx/xx/2025, the FC was closed as the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,373.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $715.93 with an interest rate of 4.130%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for default is excessive obligations.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
As per the collection comments, the bankruptcy was filed under chapter 13 with case xx, and a motion for relief was filed on xx/xx/2024. As per the collection comment dated xx/xx/2025, the bankruptcy was discharged on xx/xx/2025.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the collection comments, the bankruptcy was filed under chapter 13 with case # xx, and a motion for relief was filed on xx/xx/2024. As per the collection comment dated xx/xx/2025, the bankruptcy was discharged on xx/xx/2025.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,095.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,009.31 with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No comments have been found regarding foreclosure or bankruptcy.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,087.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,837.48 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2023. The collection comments are available from xx/xx/2024 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,910.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,910.87 with an interest rate of 5.238%. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,821.74.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,821.74.
As per the servicing comment dated xx/xx/2024, the reason for default is illness of the borrower.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,408.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,762.87 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,726.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,467.86 with an interest rate of 3.750%. The current UPB is xx. As per tape data, the deferred balance is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per the servicing comment dated xx/xx/2023, the borrower filed for bankruptcy under Chapter 13 with the case #xx As per the servicing comment dated xx/xx/2024, the bankruptcy was dismissed and terminated on xx/xx/2024.
As per the tape data, the loan was modified on xx/xx/2020.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the servicing comment dated xx/xx/2023, the borrower filed for bankruptcy under Chapter 13 with the case xx. As per the servicing comment dated xx/xx/2024, the bankruptcy was dismissed and terminated on xx/xx/2024.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $830.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $571.72 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the collection comment date of xx/xx/2024, there is a payment dispute. Further details are not provided.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2024, and for xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."
								* Written or verbal dispute (Lvl 3) "As per the collection comment date of xx/xx/2024, there is a payment dispute. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,467.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $514.95 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx. The due dates were adjusted from xx/xx/2021 to xx/xx/2024 due to modification.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the loan was modified on xx/xx/2024.
As per the servicing comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2023, the foreclosure was initiated in 2023 with the loan. As per the servicing comment dated xx/xx/2024, the foreclosure has been put on hold due to loss mitigation. As per the servicing comment dated xx/xx/2024, the foreclosure case was closed. Further details not provided.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2024, the subject property was damaged due to water. The date of loss is xx/xx/2021, and the borrower filed an insurance claim for the loss amount of $979.59. As per the comment dated xx/xx/2024, the loss draft check was received in the amount of $979.59 on xx/xx/2024. The comment dated xx/xx/2025 states that 40% of repairs are completed. Unable to determine the current status of repairs.
Foreclosure Comments:As per the servicing comment dated xx/xx/2023, the foreclosure was initiated in 2023 with the loan. As per the servicing comment dated xx/xx/2024, the foreclosure has been put on hold due to loss mitigation. As per the servicing comment dated xx/xx/2024, the foreclosure case was closed. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx	* The property has unrepaired damages (Lvl 2) "As per the servicing comment dated 07/07/2024, the subject property was damaged due to water. The date of loss is 02/18/2021, and the borrower filed an insurance claim for the loss amount of $XXXX. As per the comment dated 08/09/2024, the loss draft check was received in the amount of $XXXX on 08/08/2024. The comment dated 03/07/2025 states that 40% of repairs are completed. Unable to determine the current status of repairs."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,839.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,223.82 with an interest rate of 5.250%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the collection comment dated xx/xx/2025, the subject property has unknown occupancy.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,733.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,988.04 with an interest rate of 8.125%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024, and for xx/xx/2025, from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,404.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,321.40 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the loan was modified on xx/xx/2022.
As per the servicing comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the servicing comment dated xx/xx/2023, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $820.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $820.30 with an interest rate of 8.970%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the tape data, the loan was modified on xx/xx/2021.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $773.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $463.90 with an interest rate of 2.750%. The current UPB is xx. As per tape data, the deferred balance is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the loan was modified on xx/xx/2021.
As per the servicing comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the servicing comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the servicing comment dated xx/xx/2025, the foreclosure was initiated in 2025 with the loan. As per the servicing comment dated xx/xx/2025, the foreclosure sale was scheduled for xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure sale was canceled, and the case was closed due to reinstatement. Further details were not provided.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:As per the servicing comment dated xx/xx/2025, the foreclosure was initiated in 2025 with the loan. As per the servicing comment dated xx/xx/2025, the foreclosure sale was scheduled for xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure sale was canceled, and the case was closed due to reinstatement. Further details were not provided.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Deceased Borrower(s) (Lvl 3) "As per the tape data and the servicing comment dated xx/xx/2023, the borrower was deceased. Further details not provided."
* Large unexplained payment on the payment history (Lvl 3)     "The loan was originated on xx/xx/2001 with a loan amount of xx. PH shows a large transaction in the amount of $5,370.79 on xx/xx/2025, which was applied for the due dates of xx/xx/2025 to xx/xx/2025. The collection comment dated xx/xx/2025 shows the funds received for reinstatement. The current unpaid principal balance is xx."
								* Recent Foreclosure Sale - Need Update (Lvl 3) "As per the servicing comment dated xx/xx/2025, the foreclosure was initiated in 2025. As per the servicing comment dated xx/xx/2025, the foreclosure sale was scheduled for xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure sale was canceled, and the case was closed due to reinstatement. Further details were not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,122.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,365.26 with an interest rate of 4.125%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,706.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,654.07 with an interest rate of 6.090%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,907.26.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the loan was modified.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for default.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2011.
As per the comment dated xx/xx/2024, there is a payment dispute. Further details not provided.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2024, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,801.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,124.68 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, for xx/xx/2024, for xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,613.00 with an interest rate of 4.250%. The current UPB reflected as per the tape is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collections.
According to payment history as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  As per the collection comment dated xx/xx/2023, the reason for default is excessive obligation.
  As per the tape, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2023, the subject property was damaged due to hail. The draft check was received in the amount of $7,812.75. As per the collection comment dated xx/xx/2024, repairs were completed.
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* The property has unrepaired damages (Lvl 3) "As per the collection comment dated xx/xx/2023, the subject property was damaged due to hail. The draft check was received in the amount of $7,812.75. As per the collection comment dated xx/xx/2024, repairs were completed."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,430.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $914.91 with an interest rate of 3.625%. The current UPB is xx. As per tape data, the deferred balance is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the loan was modified on xx/xx/2012.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied
No foreclosure activity has been found.
As per the servicing comment dated xx/xx/2024, the borrower filed for bankruptcy under Chapter 13 with the case #xx. As per the servicing comment dated xx/xx/2025, the bankruptcy was discharged on xx/xx/2024. Further details were not found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the servicing comment dated xx/xx/2024, the borrower filed for bankruptcy under Chapter 13 with the case xx on xx/xx/2019. As per the servicing comment dated xx/xx/2025, the bankruptcy was discharged on xx/xx/2024. Further details were not found.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,372.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,659.83 with an interest rate of 2.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the loan was modified on xx/xx/2023.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,214.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,697.85 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
 Unable to determine the reason for the default.
  As per the tape, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection of comments is available from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,029.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,049.40 with an interest rate of 5.750%. The current UPB reflected as per the tape is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the subject property was impacted by Hurricane XXXX. The roof and windows were damaged. No comments were found regarding completion of the repair and cost of repairs. No further details are provided.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is decreased income.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,773.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,006.50 with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB as per the payment history is xx.
  As per tape, the subject property is owner-occupied.
  No details regarding damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,735.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,100.21 with an interest rate of 4.880%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx .
As per the tape, the subject property is owner-occupied.
As per the collection comments dated xx/xx/2025, the RFD is an excessive obligation.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2023, the borrower filed for bankruptcy under Chapter 13 with xx on xx/xx/2023. As per the collection comment dated xx/xx/2025, the chapter 13 plan filed on xx/xx/2024 was confirmed on xx/xx/2024. Unable to confirm the current status of bankruptcy from the available comments. The BK is still active.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the collection comment dated xx/xx/2023, the borrower filed for bankruptcy under Chapter 13 with case # xx on xx/xx/2023. As per the collection comment dated xx/xx/2025, the chapter 13 plan filed on xx/xx/2024 was confirmed on xx/xx/2024. Unable to confirm the current status of bankruptcy from the available comments. The BK is still active.			xx	4: Unacceptable	* Water/Sewer Taxes (Lvl 4) "As per the collection comment dated 10/12/2023, the certificate of tax sale was recorded against the subject property due to unpaid water/sewer charges for the year 2022. The taxes were sold on 10/16/2023 in the amount of $3,551.49. No comments have been found regarding redemption of tax sale. The subject property is located in NJ. This can be cured by redeeming the taxes within time."	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,550.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $977.05 and the interest rate is 7.500%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
As per the seller’s tape, the subject property is owner occupied.
Unable to determine the reason for the default.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the borrower is deceased. Further details are not provided.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."
								* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2025, the borrower is deceased. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $2,329.76 with an interest rate of 3.3750%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The RFD is unable to be determined.
As per the seller’s tape, the subject property is investor.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024 and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,672.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,918.26 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2023. The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. We are unable to determine the last payment received. The current P&I is $1,523.02 with an interest rate of 5.125%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is stated as investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/2020.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,211.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,181.98 with an interest rate of 2.625%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is death of mortgagor.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."
								* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2025, the borrower is deceased. Further details are not found."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,440.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $389.73 with an interest rate of 1.500%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
As per the collection comment dated xx/xx/2023, the reason for default is unemployment.
According to the collection comment dated xx/xx/2024, the swimming pool at the subject property sustained wind damage on xx/xx/2024. The borrower received an insurance claim check in the amount of $7,371.00. A subsequent comment dated xx/xx/2024 reported water leakage behind the pool liner.
As per the tape data, the loan has been modified once since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,010.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,720.13 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $498.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $353.25 with an interest rate of 3.625%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
Unable to determine the reason for the default.
As per the seller’s tape, the loan was modified on xx/xx/2017.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $299.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $299.33 with an interest rate of 13.000%. The current UPB is $7,680.89.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is $7,680.89.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,697.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,461.96 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and the deferred balance is xx.
As per the seller’s tape, the subject property is owner occupied.
Unable to determine the reason for the default.
As per the comment dated xx/xx/2024, the modification was approved.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024 and for xx/xx/2025, from xx/xx/2025 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $769.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $674.52 with an interest rate of 8.410%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and the deferred balance is xx.
As per the servicing comment dated xx/xx/2025, the RFD is excessive obligation.
As per the seller’s tape, the subject property is owner occupied.
Unable to determine the reason for the default.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $603.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $308.58 and the interest rate is 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2025, the reason for the default is illness of the borrower.
As per the seller’s tape, the loan was modified on xx/xx/2019.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
As per the comment dated xx/xx/2023, the borrower filed bankruptcy under Chapter 13 with the Case xx on xx/xx/2019. As per the comment dated xx/xx/2024, the POC was filed on xx/xx/2019. The chapter plan was confirmed on xx/xx/2020. The payment change notice was filed on xx/xx/2024. As per the comment dated xx/xx/2025, the bankruptcy was discharged on xx/xx/2025.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2023, the borrower filed bankruptcy under Chapter 13 with the Case #xx on xx/xx/2019. As per the comment dated xx/xx/2024, the POC was filed on xx/xx/2019. The chapter plan was confirmed on xx/xx/2020. The payment change notice was filed on xx/xx/2024. As per the comment dated xx/xx/2025, the bankruptcy was discharged on xx/xx/2025.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,644.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,784.06 with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per collection comments dated xx/xx/2024, the reason for default is marital problems.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2024.
As per the collection comment dated xx/xx/2024, foreclosure was initiated in 2024, and the file was referred to the attorney on xx/xx/2024. As per the collection comment dated xx/xx/2025, the file was dismissed.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the collection comment dated xx/xx/2024, foreclosure was initiated in 2024, and the file was referred to the attorney on xx/xx/2024. As per the collection comment dated xx/xx/2025, the file was dismissed.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $453.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $453.74 with an interest rate of 6.660%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,042.30.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the seller’s tape, the subject property is owner occupied.
As per the seller’s tape, the loan was modified on xx/xx/2020.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,918.11, which was applied for the due date of xx/xx/2025. The current P&I is $2,464.73 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
 According to the collection comment dated xx/xx/2025, there is a payment dispute. Further details not provided .
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."
								* Written or verbal dispute (Lvl 3) "According to the collection comment dated xx/xx/2025, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,616.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,079.47 and the interest rate is 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the subject property is owner occupied.
Unable to determine the reason for the default.
As per the comment dated xx/xx/2025, the borrower is deceased.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the chapter 7 bankruptcy was discharged. Further details are not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the comment dated xx/xx/2024, the Chapter 7 bankruptcy was discharged. Further details are not provided.	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2023, from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, for xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."
								* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2025, the borrower is deceased. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $564.00 with an interest rate of 3.250%. The current UPB reflected as per the tape is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,809.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $978.52 with an interest rate of 2.584%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Written or verbal dispute (Lvl 3) "As per the servicing comment dated xx/xx/2025, there is a dispute regarding payment. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,494.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,511.13 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for the default.
As per tape data, the property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $371.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $307.88 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per tape data, the property is owner-occupied.
According to servicing comments dated xx/xx/2024, there is some damage to the bathroom. No details are available regarding the estimated repair cost. Subsequent CCs do not show damage.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "According to servicing comments dated xx/xx/2024, there is some damage to the bathroom. No details are available regarding the estimated repair cost. Subsequent CCs do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $939.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $489.90 with an interest rate of 7.100%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2020.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,425.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $801.07 with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller's tape, the subject property is stated as a second home.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,978.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,863.56 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for the default.
As per tape data, the property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,124.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $813.19 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per tape data, the subject property is owner-occupied.
As per tape data, the loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,671.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,337.81 with an interest rate of 8.840%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $586.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $319.64 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
As per tape data, the loan was modified on xx/xx/2012.
As per the servicing comment dated xx/xx/2024, the subject property had hail damage on xx/xx/2023, and the loss draft check was received in the amount of xx on xx/xx/2024. As per the comment dated xx/xx/2024, loss draft checks in the amounts of $1,363.50 and xx were received on xx/xx/2024. No comments have been found regarding the estimated cost and completion of repairs. Subsequent CCs do not show damages.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $707.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $256.57 with an interest rate of 5.100%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2024, the borrower was on loss mitigation for 2 months deferment from xx/xx/2024 to xx/xx/2024.
As per tape data, the loan was modified on xx/xx/2024.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,575.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,057.95 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,954.86.	Collections Comments:AAccording to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
As per tape data, the loan was modified. Unable to determine the date of modification.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,517.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,604.34 with an interest rate of 7.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is excessive obligations.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the collection comment dated xx/xx/2024, the borrower reported damage to the subject property. No comments have been found regarding the cost of repair and completion of repairs.
As per the collection comment dated xx/xx/2025, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $907.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $907.32 with an interest rate of 7.980%. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,975.11.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,975.11.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2003.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $523.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $523.43 with an interest rate of 2.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,407.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $603.31 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,111.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,602.40 with an interest rate of 7.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $471.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $471.21 with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,472.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $890.52 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2023, the reason for default is curtailment of income.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the subject property is damaged. Unable to determine the type of damage and estimated cost of repair.
The loan has not been modified since origination.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the borrower had filed for bankruptcy under Chapter 13 with case xx. As per the comment dated xx/xx/2024, the BK was discharged on xx/xx/2024.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2024, the borrower had filed for bankruptcy under Chapter 13 with case xx. As per the comment dated xx/xx/2024, the BK was discharged on xx/xx/2024. Further details are not provided.			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2024, the subject property is damaged. Further details not provided. The borrower is currently performing, and no additional damage has been noted in the subsequent collection comments."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,103.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,249.32 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,356.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,493.38 with an interest rate of 2.990%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,262.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $782.95 with an interest rate of 6.750%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the collection comment dated xx/xx/2025, the subject property is occupied by unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,472.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,410.60 with an interest rate of 4.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $745.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $745.00 with an interest rate of 7.800%. The current UPB is xx and the deferred balance is $401.12.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
As per the seller’s tape, the loan was modified.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,969.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,779.38 with an interest rate of 3.875%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,629.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,823.91 with an interest rate of 3.99%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property occupancy is a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,786.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $639.50 with an interest rate of 6.380%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
According to the servicing comment dated xx/xx/2025, the RFD is excessive obligation.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $920.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $605.50 with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $861.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $480.52 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comments dated xx/xx/2025, the RFD is curtailment of income.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $303.78 with an interest rate of 4.00%. The current UPB reflected as per the tape is xx and deferred balance is $6,156.07.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the servicing comment dated xx/xx/2024, the loan was modified on xx/xx/2024.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,835.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,202.8 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the seller’s tape, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2022, the borrower, xx, filed bankruptcy under Chapter 13 with the Case xx As per the collection comment dated xx/xx/2023, the BK was discharged on xx/xx/2023.
As per tape data, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the collection comment dated xx/xx/2022, the borrower, xx, filed bankruptcy under Chapter 13 with the Case xx. As per the collection comment dated xx/xx/2023, the BK was discharged on xx/xx/2023.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,120.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $550.24, with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx, and the deferred amount is $9,904.32.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to tape data as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is xx.
According to the servicing comment dated xx/xx/2024, the RFD is the death of the wife.
As per the tape data, the subject property is owner-occupied.
As per tape data, the loan was modified on xx/xx/2023.
No details regarding the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the bankruptcy was filed by xx, under Chapter 07 with the case #xx. As per the comment dated xx/xx/2024, the BK was discharged on xx/xx/2024.
As per the comment dated xx/xx/2023, the FC was initiated on xx/xx/2023. Further details are not provided.
Foreclosure Comments:As per the comment dated xx/xx/2023, the FC was initiated on xx/xx/2023. Further details are not provided.
Bankruptcy Comments:As per the comment dated xx/xx/2024, the bankruptcy was filed by xx under Chapter 07 with the case #xx As per the comment dated xx/xx/2024. The BK was discharged on xx/xx/2024.	xx	3: Curable	* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2024, the co-borrower is deceased. Further details are not provided."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2006 with a loan amount of xx. The PH shows a large transaction on 0xx/xx/2024 in the total amount of $9,003.68, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. PH shows another large transaction on xx/xx/2025 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The current UPB is xx. As per the collection comment dated xx/xx/2024 and xx/xx/2025, the loan has been reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $934.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $646.07 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per servicing comments dated xx/xx/2024, the subject property has been occupied by an unknown.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,053.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,330.05 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2024, the RFD is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. The complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2024, the foreclosure was closed due to the loan being reinstated. Further details not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. The complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2024, the foreclosure was closed due to the loan being reinstated. Further details not provided.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2021 with a loan amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The current UPB is xx. As per the comment dated xx/xx/2024, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,378.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,059.67 with an interest rate of 8.25%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per tape, the loan was modified on xx/xx/2004.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,168.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,661.92 with an interest rate of 5.875%. The current UPB reflected as per the payment history tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to tape as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB is as per tape is xx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
The foreclosure was initiated on the loan in 2022. As per servicing comments dated xx/xx/2023, the foreclosure sale was scheduled for xx/xx/2023. As per servicing comments dated xx/xx/2025, the sale was postponed. As per servicing comment dated xx/xx/2025, again the sale was scheduled on xx/xx/2025. As per servicing comments dated xx/xx/2025, the foreclosure sale was cancelled due to reinstatement. No further details available.
As per the servicing comment dated xx/xx/2025, the occupancy of the subject property is unknown.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:The foreclosure was initiated on the loan in 2022. As per servicing comments dated xx/xx/2023, the foreclosure sale was scheduled for xx/xx/2023. As per servicing comments dated xx/xx/2025, the sale was postponed. As per servicing comment dated xx/xx/2025, again the sale was scheduled on xx/xx/2025. As per servicing comments dated xx/xx/2025, the foreclosure sale was cancelled due to reinstatement. No further details available.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2005 in the amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2025. The current UPB is xx. As per the collection comment dated xx/xx/2025, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $1,473.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $881.98 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property occupancy is investor.
No details pertaining to the damage to the subject property have been observed.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,742.88(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $595.94 with an interest rate of 5.500%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the tape, the loan was modified xx/xx/2021.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape data, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $983.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $731.79 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,239.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,667.80 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to tape as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is illness of borrower.
As per the tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $633.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $605.35 with an interest rate of 8.08%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx, and the deferred balance is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $755.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $512.16 with an interest rate of 5.00%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,600.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,168.33 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,164.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,433.69 with an interest rate of 11.50%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2018.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,538.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,032.91 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2024, there is a payment dispute. Further details not provided.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2024, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $683.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $559.28 with an interest rate of 9.390%. The current UPB reflected as per the payment history is xx. The deferred balance is $8,988.81.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,883.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,229.08 with an interest rate of 10.090%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,848.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,542.40 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $889.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $341.50 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,909.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,466.68 with an interest rate of 7.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is curtailment of income.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,506.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,318.11 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx. As per the comment dated xx/xx/2023, the payments made in the month of October 2023 are BWR payments.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to tape as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the comment dated xx/xx/2023, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,102.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $655.75 with an interest rate of 9.800%. The current UPB reflected as per the payment history is xx. The deferred balance is $2,926.94.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.
The current UPB is xx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
As per tape data, the loan has been modified.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,813.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $794.23 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
According to the seller’s data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,408.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,172.85 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per comment dated xx/xx/2024, the subject property is owner-occupied.
As per comment dated xx/xx/2024, the reason for default is reduction of income.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,578.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,725.21 with an interest rate of 6.77%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the loan was modified on xx/xx/2024.
As per the comment dated xx/xx/2024, the reason for default was illness of principal borrower
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan on xx/xx/2024. As per the comment dated xx/xx/2024, the loan was modified and the foreclosure action was cancelled. Further details not provided
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner-occupied.
..

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan on xx/xx/2024. As per the comment dated xx/xx/2024, the loan was modified and the foreclosure action was cancelled. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,145.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $773.19 with an interest rate of 6.750%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the loan was modified on xx/xx/2013.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $766.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $337.20 with an interest rate of 4.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,505.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,115.62 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $544.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $279.51 with an interest rate of 4.125%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
As per the tape, the loan was modified on xx/xx/2017.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2024, there is a payment dispute. Further details are not found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2024, there is a payment dispute. Further details are not found."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,277.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $462.73 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx, and the deferred amount is $3,525.95.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred amount is $3,525.95.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per the seller’s tape, the loan was modified on xx/xx/2020.
As per the seller’s tape, the property occupancy is stated as an investor.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $846.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $259.94 with an interest rate of 3.930%. The current UPB is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the loan was modified on xx/xx/2013.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
According to the servicing comment dated xx/xx/2025, the RFD is curtailment of income.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."
								* Written or verbal dispute (Lvl 3) "According to the servicing comment dated xx/xx/2025, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of 2,383.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,850.90 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details regarding damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $650.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $428.60 with an interest rate of 13.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2007.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2024. The comment history is missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $729.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $289.04 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is illness of the borrower.
As per tape data, the subject property is owner-occupied.
As per tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $912.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $912.92 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the seller’s tape, the occupancy of the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,449.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,075.61 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
According to the seller’s data, the subject property occupancy is stated as an investor
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $976.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $658.39 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx and the deferred balance is $4,229.39.
As per the collection comment dated xx/xx/2025, the payments made in April 2025 are borrower payments.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2023, the 5-month repayment plan was approved for the borrower with a monthly payment of $1,156.11.
According to the collection comment dated xx/xx/2024, the roof of the subject property was damaged due to a hurricane. As per the comment dated xx/xx/2025, approximately 65% of the repair work had been completed, and a draw was requested in the amount of $4,879.14. A subsequent comment dated xx/xx/2025 noted that an inspection has been scheduled in order to request the next draw.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. Further details not provided.
As per the comment dated xx/xx/2024, the reason for default is loss in income.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. Further details not provided.
Bankruptcy Comments:Not Applicable	xx	4: Unacceptable	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 4) "The subject property is located in LA in xx County, and the property address is xx. The property is located in a FEMA-designated disaster area that was declared for the hurricane on XXXX According to the collection comment dated 10/30/2024, the roof of the subject property was damaged due to a hurricane. As per the comment dated 03/12/2025, approximately 65% of the repair work had been completed, and a draw was requested in the amount of $4,879.14. A subsequent comment dated 09/03/2025 noted that an inspection has been scheduled in order to request the next draw. Further details not provided."
							* The property has unrepaired damages (Lvl 4) "According to the collection comment dated 10/30/2024, the roof of the subject property was damaged due to a hurricane. As per the comment dated 03/12/2025, approximately 65% of the repair work had been completed, and a draw was requested in the amount of $4,879.14. A subsequent comment dated 09/03/2025 noted that an inspection has been scheduled in order to request the next draw. Further details not provided."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $662.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $589.94 with an interest rate of 5.250%. The current UPB as per the payment history is xx, and the deferred balance is $5,586.50.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx, and the deferred balance is $5,586.50.
Unable to determine the reason for the default.
As per the tape, the loan was modified on xx/xx/2009.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,578.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,784.52 with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,703.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,498.13 with an interest rate of 3.625%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
Unable to determine the reason for the default.
As per the seller’s tape, the occupancy of the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, for xx/xx/2024, from xx/xx/2024 to xx/xx/2025, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,640.95 (PI), which was applied for the due date of xx/xx/2025. The current P&I is $1,640.95 with an interest rate of 8.300%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
Unable to determine the reason for default.
As per the tape data, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is occupied by an unknown.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $634.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $414.31 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property occupancy stated is an investor.
  No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,521.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,939.90 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx and the tape reflects deferred balance in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the tape reflects deferred balance in the amount of xx.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,283.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $640.06 with an interest rate of 4.000%. The current UPB reflected as per payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The deferred balance is xx.
As per the comment dated xx/xx/2023, the reason for default is the borrower’s illness.
As per the tape, the loan was modified on xx/xx/2023.
As per the tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,873.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,419.91 with an interest rate of 8.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
  As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
  As per the seller’s tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $681.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $430.26 with an interest rate of 6.000%. The current UPB, as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2020.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2024, there is a payment dispute. Further details are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2024 to xx/xx/2024."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2024, there is a payment dispute. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,045.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,933.09 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is a secondary home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $538.77 with an interest rate of 2.875%. The current UPB reflected as per the tape data is xx, and the deferred balance is $7,199.29.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,371.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $904.69 with an interest rate of 11.125%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,018.11.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
As per the tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,158.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $459.67 with an interest rate of 2.000%. The current UPB, reflected as per the payment history, is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx, and the deferred amount is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the comment dated xx/xx/2024, the repayment plan began on xx/xx/2024 and ended on xx/xx/2024.
As per the tape data, the loan was modified on xx/xx/2022.
As per the servicing comment dated xx/xx/2024, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower has been delinquent for 03 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $617.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $206.10 with an interest rate of 3.380%. The current UPB reflected as per the tape is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy.
According to tape as of xx/xx/2025, the borrower has been delinquent for 03 months, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
As per the collection comments dated on xx/xx/2023, the BK filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2020. As per the collection comments dated xx/xx/2025, the POC claimed $4,472.77 and the arrearage amount of $9,870.62. Further details not provided. As per the collection comment, unable to determine the current status of bankruptcy. Tape shows current status as active bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the collection comments dated on xx/xx/2023, the BK filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2020. As per the collection comments dated xx/xx/2025, the POC claimed $4,472.77 and the arrearage amount of $9,870.62. Further details not provided. As per the collection comment, unable to determine the current status of bankruptcy. Tape shows current status as active bankruptcy.

					xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,642.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,766.20 with an interest rate of 8.300%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,069.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $849.26 with an interest rate of 7.480%. The current UPB reflected as per the payment history is xx and the deferred balance is $8,304.94.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx and the deferred balance is $8,304.94.
No details pertaining to the damage to the subject property have been observed.
The loan has been modified on xx/xx/2012.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $641.58 with an interest rate of 4.380%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for the default.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024 and xx/xx/2024 to xx/xx/2024. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,921.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,321.49 with an interest rate of 3.875%. The current UPB as per the payment history is xx, and the deferred balance is $1,321.49.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx, and the deferred balance is $1,321.49.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape, the loan was modified on xx/xx/2017.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per the comment dated xx/xx/2024, the FC was put on hold due to a title issue related to an error in the legal description of the deed and mortgage. As per the comment dated xx/xx/2024, the loan was reinstated as the wire funds were received in the amount of xx. The comment dated xx/xx/2024 states that the FC file was closed.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per the comment dated xx/xx/2024, the FC was put on hold due to a title issue related to an error in the legal description of the deed and mortgage. As per the comment dated xx/xx/2024, the loan was reinstated as the wire funds were received in the amount of xx. The comment dated xx/xx/2024 states that the FC file was closed.
Bankruptcy Comments:Not Applicable	xx	4: Unacceptable	* Issue with the legal description or recorded instrument (Lvl 4) "As per the comment dated 02/25/2024, the legal description in the deed and mortgage is inconsistent. The legal mentioned in the deed and mortgage erroneously recites "XXXX instead of "XXXX." As per the comment dated 02/25/2024, the FC was put on hold due to a title issue related to an error in the legal description. Comment dated 3/4/24 shows the loan was reinstated."	* Delinquent Taxes (Lvl 3) "As per the tape, there were delinquent taxes in the amount of $635.41. Further details not provided."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2004 with a loan amount of xx. The PH shows a large transaction in the amount of xx on xx/xx/2024, which was applied for the due dates from xx/xx/2023 to xx/xx/2024. The current UPB is xx. As per the comment dated xx/xx/2024, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $963.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $555.75 with an interest rate of 4.630%. The current UPB is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and the deferred balance is xx.
According to the collection comment dated xx/xx/2024, the roof of subject property was damaged due to Hurricane XXXX. The nature of damage and estimated repair cost are not available.
As per comment dated xx/xx/2025, RFD is curtailment of income.
As per the seller’s tape, the loan was modified on xx/xx/2012.
As per comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per the comment xx/xx/2024, the FC was put on hold due to loss mitigation. Further details not provided.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per the comment xx/xx/2024, the FC was put on hold due to loss mitigation. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to Payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $834.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $489.70 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is $5,400.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is an investor.
As per the tape data, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2025, the B1 borrower is deceased."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,620.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,011.00 with an interest rate of 7.380%. The current UPB reflected as per the payment history is xx and the deferred balance is $5,023.63.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $868.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $623.99 with an interest rate of 9.630%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,345.28.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $1,345.28.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,329.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,583.42 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $767.00 with an interest rate of 4.880%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
  No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,477.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,461.27 with an interest rate of 3.130%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, the reason for default is excessive obligations.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,358.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $886.74 with an interest rate of 3.130%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025, for xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,908.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,602.10 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,617.23 (PITI), which was applied for the due date of xx/xx/2024. The current P&I is $942.12 with an interest rate of 4.880%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
As per collection comment dated xx/xx/2025, the reason for default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Deceased Borrower(s) (Lvl 3) "As per the collection comment dated xx/xx/2024, the borrower, xx, is deceased."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,589.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,123.89 with an interest rate of 9.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
As per the collection comments dated xx/xx/2025, the RFD is an excessive obligation.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $955.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $525.76 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
As per the comment dated xx/xx/2023, the BK was filed on xx/xx/2023 with the case #xx. Further details are not provided. Unable to confirm the current status of BK from collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the comment dated xx/xx/2023, the BK was filed on xx/xx/2023 with the case # xx. Further details are not provided. Unable to confirm the current status of BK from collection comments.

					xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $346.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $346.72 with an interest rate of 7.040%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is curtailment of income.
The loan has not been modified since origination.
No foreclosure activity has been found.
As per the servicing comment dated xx/xx/2021, the borrower filed bankruptcy under Chapter 13 with the case xx As per the servicing comment dated xx/xx/2023, the borrower was discharged on xx/xx/2023. No further details found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is an investment.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the servicing comment dated xx/xx/2021, the borrower filed bankruptcy under Chapter 13 with the case #xx As per the servicing comment dated xx/xx/2023, the borrower was discharged on xx/xx/2023. No further details found.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, and xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,980.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,810.06 with an interest rate of 2.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
As per the collection comments dated xx/xx/2025, the borrower filed BK on xx/xx/2021 with case #xx. The BK was dismissed on xx/xx/2022 and terminated on xx/xx/2022. No further details provided.
The loan was modified on xx/xx/2022.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the collection comments dated xx/xx/2025, the borrower filed BK on xx/xx/2021 with case #xx. The BK was dismissed on xx/xx/2022 and terminated on xx/xx/2022. No further details provided.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $784.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $437.84 with an interest rate of 6.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,567.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,136.36 with an interest rate of 8.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,274.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $978.04 with an interest rate of 6.510%. The current UPB is xx, and the deferred balance is $1,487.26.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx, and the deferred balance is $1,487.26.
Unable to determine the RFD.
As per the seller’s tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2016.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, for xx/xx/2025 and xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,884.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,693.91 with an interest rate of 8.430%. The current UPB is xx, and the deferred amount is $1,426.45.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is occupied by unknown party.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2023, xx/xx/2024 to xx/xx/2024, and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received was on xx/xx/2025 in the amount of $2,327.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,553.06 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2024, the payments received in the month of Nov 2024 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,005.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,074.62 with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is stated as an investor.
As per the collection comment dated xx/xx/2025, the RFD is an excessive obligation.
As per the collection comment dated xx/xx/2025, the borrower received the loss draft claim check. The details regarding damage or repairs are not available in the 24 months of collection comments. Unable to confirm the current status of repairs.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	4: Unacceptable	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 4) "The subject property is located in the state of TX in xx County, and the property address is xx. The property is located in a FEMA-designated disaster area that was declared for severe storms, straight-line winds, and flooding on xxxx. As per the collection comment dated 08/04/2025, the borrower received the loss draft claim check. Further details not provided."
							* The property has unrepaired damages (Lvl 4) "As per the collection comment dated 08/04/2025, the borrower received the loss draft claim check. The details regarding damage or repairs are not available in the 24 months of collection comments. Unable to confirm the current status of repairs."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,465.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,200.90 with an interest rate of 4.015%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2023.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $959.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $722.98 with an interest rate of 11.890%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the RFD is unemployment.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,774.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $941.10 with an interest rate of 4.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $950.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $448.59 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is the illness of the borrower.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,239.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,239.54 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of 09/258/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. . The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2025. The comment history is missing from xx/xx/2025 to xx/xx/2025."
								* Title Issue (Lvl 3) "As per the comment dated xx/xx/2023, there is an active prior lien against the subject property that originated in 1998. The title issue was closed as the title report was received on xx/xx/2023. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $769.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $769.32 with an interest rate of 4.630%. The current UPB reflected as per the payment history is xx, and the deferred amount is $4,160.25.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred amount is $4,160.25.
Unable to determine the reason for default.
No active foreclosure has been found.
No post-close bankruptcy record has been found.
As per the tape, the loan was modified.
No information has been found related to damage or repairs.
As per tape, the subject property has been occupied by the owner.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,058.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,533.35 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,081.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,936.10 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, and from 1xx/xx/2024 to xx/xx/2024. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,047.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $475.89 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for default is excessive obligations.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the collection comment dated xx/xx/2025, the FC initiated on the subject property. As per the collection comment dated xx/xx/2025, the complaint was filed on xx/xx/2025, and the service was completed on xx/xx/2025. As per the collection comment dated xx/xx/2025, the FC was closed. Further details not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the collection comment dated xx/xx/2025, the FC initiated on the subject property. As per the collection comment dated xx/xx/2025, the complaint was filed on xx/xx/2025, and the service was completed on xx/xx/2025. As per the collection comment dated xx/xx/2025, the FC was closed. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2002 with a loan amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The current UPB is xx. As per the collection comment dated xx/xx/2025, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,008.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,413.84 with an interest rate of 7.000%. The current UPB as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx, and the deferred balance is xx.
As per the tape, the loan was modified on xx/xx/2015.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2023, there was a dispute regarding the tax amount. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $670.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $670.02 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is $7,160.89.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2008.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $396.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $311.98 with an interest rate of 6.780%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape data, the loan was modified on xx/xx/2022.
As per the servicing comment dated xx/xx/2022, the foreclosure was initiated in 2022 with the loan. As per servicing comments dated xx/xx/2022, the foreclosure sale was scheduled for xx/xx/2022. As per the servicing comment dated xx/xx/2022, the foreclosure has been put on hold due to loss mitigation workout. As per the servicing comment dated xx/xx/2022, the foreclosure file has been closed. Further details not provided.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the servicing comment dated xx/xx/2023, the borrower has filed a claim for damage due to wind. The date of loss is xx/xx/2023, and the borrower filed an insurance claim for the loss amount of xx. As per the comment dated xx/xx/2023, the loss draft check was received in the amount of xx on xx/xx/2023. No further information regarding damage/repairs was found in the comments.
Foreclosure Comments:As per the servicing comment dated xx/xx/2022, the foreclosure was initiated in 2022 with the loan. As per servicing comments dated xx/xx/2022, the foreclosure sale was scheduled for xx/xx/2022. As per the servicing comment dated xx/xx/2022, the foreclosure has been put on hold due to loss mitigation workout. As per the servicing comment dated xx/xx/2022, the foreclosure file has been closed. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,118.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,488.05 with an interest rate of 7.910%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025, the reason for default was the illness of the borrower's family member.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. The final judgment was entered on xx/xx/2023 in the amount of xx. The foreclosure sale is scheduled for xx/xx/2024. As per the collection comment dated xx/xx/2023, the foreclosure was closed due to reinstatement of the loan.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. The final judgment was entered on xx/xx/2023 in the amount of xx. The foreclosure sale is scheduled for xx/xx/2024. As per the collection comment dated xx/xx/2023, the foreclosure was closed due to reinstatement of the loan.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2019 with a loan amount of xx. The PH shows a large transaction on xx/xx/2023 in the total amount of xx, which was applied for the due dates of xx/xx/2021 to xx/xx/2023. The current UPB is xx. As per collection comment dated xx/xx/2023, the loan has been reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,983.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,650.17 with an interest rate of 8.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,958.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,050.38 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx. The tape data shows the deferred balance in the amount of xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2018.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $824.46 with an interest rate of 6.370%. The current UPB reflected as per the tape is xx the deferred balance in the amount of $3,773.01.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is xx the deferred balance in the amount of $3,773.01.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2021.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,348.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,906.35 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
According to the collection comment dated xx/xx/2025, the RFD is excessive obligation.
As per the tape, the subject property is owner-occupied.
   No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,244.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,244.67 with an interest rate of 10.300%. The current UPB, as per the payment history, is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $776.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $463.69 with an interest rate of 6.130%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2411.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,387.56 with an interest rate of 4.00%. The current UPB reflected as per the payment history is xx.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
  As per seller's tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
According to the collection comment dated xx/xx/2023, the borrower, xx, filed bankruptcy under Chapter 13 with the case xx. The BK was discharged on xx/xx/2024.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:According to the collection comment dated xx/xx/2023, the borrower, xx, filed bankruptcy under Chapter 13 with the case xx in 2019. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2024.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,185.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,366.46 with an interest rate of 6.840%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,053.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,319.40 with an interest rate of 7.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,969.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,554.19 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $960.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $530.99 with an interest rate of 3.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
As per the tape, the subject property occupancy is stated as an investor.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,780.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,103.03 with an interest rate of 3.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $441.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $275.56 with an interest rate of 3.875%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property occupancy is stated as an investor.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $736.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $520.89 with an interest rate of 5.890%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1884.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,215.45 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per collection comment dated xx/xx/2025, the RFD is unemployment.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,669.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,076.89 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $8,102.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $7,789.64 with an interest rate of 6.840%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,870.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,239.36 with an interest rate of 3.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,500.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,159.35 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB as per the payment history is xx.
Unable to determine the reason for the default.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
No details regarding damage to the subject property have been observed.
As per tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $957.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $957.45 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,868.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,350.45 with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $688.46 (PITI), which was applied for the due date of xx/xx/2026. The current P&I is $391.69 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx,	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,648.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,076.67 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $9,913.45 with an interest rate of 5.750%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,280.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $819.11 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property is occupied by an unknown party.
As per the collection comment dated xx/xx/2024, the subject property was damaged due to a storm. As per the collection comment dated xx/xx/2024, the borrower received the payment in the amount of $1353.86. The cost of repair is not available. Unable to determine if the repairs are done. Further details are not provided.
As per the tape, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."
								* The property has unrepaired damages (Lvl 3) "As per the collection comment dated xx/xx/2024, the subject property was damaged due to a storm. As per the collection comment dated xx/xx/2024, the borrower received the payment in the amount of $1353.86. The cost of repair is not available. Unable to determine if the repairs are done. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,807.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,199.68 with an interest rate of 6.490%. The current UPB reflected as per the payment history is xx and the deferred balance is $6,238.91.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $6,238.91.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
As per tape current occupancy is owner occupied.
As per the collection comment dated xx/xx/2025, RFD is an excessive obligation.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,040.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,079.19 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is $5,395.95.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the reason for default is the illness of the borrower.
As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,211.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $919.82 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per tape, the subject property has been occupied by the owner.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $960.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $866.38 with an interest rate of 10.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is xx.
As per the seller’s tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the RFD is curtailment of income.
As per the comment dated xx/xx/2025, there is a payment dispute. Further details not provided.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2025, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $998.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $723.89 with an interest rate of 10.490%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and the deferred balance is xx.
As per the tape, the loan was modified on xx/xx/2019.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per servicing comment dated xx/xx/2025, the subject property is occupied by unknown person.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $381.00, which was applied for the due date of xx/xx/2025. The current P&I is $381.00 with an interest rate of 8.190%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the comment dated xx/xx/2025, the subject property is occupied by unknown party.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,819.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,134.98 with an interest rate of 8.150%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx, and the deferred balance is xx.
Unable to determine the RFD.
As per the seller’s tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,341.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,768.91 with an interest rate of 11.490%. The current UPB reflected as per the payment history is xx and the deferred balance is $7,013.70.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property occupancy is stated as an investor.
As per the collection comment dated xx/xx/2024, the subject property was damaged due to wind on xx/xx/2024, and a claim check was received in the amount of $5,425.65. Unable to determine if the repairs are done. Further details are not provided.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the collection comment dated xx/xx/2024, the subject property was damaged due to wind on xx/xx/2024, and a claim check was received in the amount of $5,425.65. Unable to determine if the repairs are done. Further details are not provided. Subsequent comments do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $962.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $529.53 with an interest rate of 2.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the reason for default is illness of the borrower's family.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2015.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. The foreclosure was placed on hold. As per the comment dated xx/xx/2024, the foreclosure was stopped due to reinstatement. Further details not provided.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. The foreclosure was placed on hold. As per the comment dated xx/xx/2024, the foreclosure was stopped due to reinstatement. Further details not provided.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2007 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of $7,253.52, which was applied for the due dates of xx/xx/2024 to xx/xx/2024. As per the comment dated xx/xx/2024, the reinstatement funds were received in the amount of xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $765.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $432.45. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $432.45. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the loan was modified on xx/xx/2023.
As per the comment dated xx/xx/2023, the borrower was offered a mod. The UPB is xx. The borrower promises to pay P&I in the amount of $432.45 with an interest rate of 7.375%. There is a balloon payment in the amount of xx.
As per the comment dated xx/xx/2023, the RFD is illness of the borrower.
As per the comment dated xx/xx/2023, the property is occupied by an ‘unknown party’.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,887.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,707.20 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is a secondary home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,253.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,253.60 with an interest rate of 9.490%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the reason for default is illness of the borrower.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $648.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $439.01 with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2024, the loan was modified on xx/xx/2024.
No details pertaining to the damage to the subject property have been observed.
As per tape, the subject property has been occupied by the owner.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,962.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $962.12 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the loan was modified on xx/xx/2014.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* Delinquent Taxes (Lvl 3) "As per the tape, there were delinquent taxes in the amount of $111.49. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,114.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $875.98 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,751.96.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2004 with a loan amount of xx. PH shows a large transaction in the amount of $7,789.84 on xx/xx/2025, which was applied for the due dates of xx/xx/2025 to xx/xx/2025. The current unpaid principal balance is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,632.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,089.84 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx. As per the payment history, there is a large payment in the amount of xx on xx/xx/2024, which was applied for the due date from xx/xx/2024 to xx/xx/2024. The comment dated xx/xx/2024 shows the amount received from the borrower.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx and the deferred balance is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the tape data, the loan was modified on xx/xx/2023.
As per the servicing comment dated xx/xx/2024, the foreclosure was initiated in 2024 with the loan. As per the servicing comment dated xx/xx/2024, the foreclosure sale has been scheduled for xx/xx/2024. As per the servicing comment dated xx/xx/2024, the foreclosure file has been closed due to loss mitigation workout.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:As per the servicing comment dated xx/xx/2024, the foreclosure was initiated in 2024 with the loan. As per the servicing comment dated xx/xx/2024, the foreclosure sale has been scheduled for xx/xx/2024. As per the servicing comment dated xx/xx/2024, the foreclosure file has been closed due to loss mitigation workout.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, and xx/xx/2024 to xx/xx/2024."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2007 with a loan amount of xx. PH shows a large transaction in the amount of xx on xx/xx/2024, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The collection comment dated xx/xx/2024, shows the funds received in the amount of xx for reinstatement. The current unpaid principal balance is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,025.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,480.51 with an interest rate of 9.375%. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,441.53.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is loss of income.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,289.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,287.91 with an interest rate of 9.250%. The current UPB reflected as per the payment history is xx and the tape reflects deferred balance in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the tape reflects deferred balance in the amount of xx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The comment history is missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,435.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,036.18 with an interest rate of 5.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
  Unable to determine the reason for the default.
  As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023 and from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1465.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $947.19 with an interest rate of 9.750%. The current UPB, as per the payment history, is xx, and the deferred amount is $1,652.74.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,820.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,078.00 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the occupancy of the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,102.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,102.31 with an interest rate of 7.080%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the reason for default is the death of a family member.
As per the tape data, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $653.50 with an interest rate of 12.800%. The current UPB reflected as per the tape is xx and deferred balance is $1,963.24.	Collections Comments: According to the servicing comments, the current status of the loan is performing. According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the tape, is xx. Unable to determine the reason for default. As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, and the collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,355.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $824.56 with an interest rate of 4.000%. The current UPB is xx and deferred balance is $1,649.12.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the borrower filed a new claim for hail damage, and the DOL is xx/xx/2025. The borrower received a claim check in the amount of xx. No comments have been found regarding the estimated cost to repair the damages or completion of the repairs.
As per the seller’s tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the seller’s tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the collection comment dated xx/xx/2025, the borrower filed a new claim for hail damage, and the DOL is xx/xx/2025. The borrower received a claim check in the amount of xx. No comments have been found regarding the estimated cost to repair the damages or completion of the repairs. Subsequent comments do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on 0xx/xx/2025 in the amount of $1,388.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,060.18 with an interest rate of 6.840%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
As per the comment dated xx/xx/2024, the insurance claim check was received in the amount of xx on xx/xx/2024. The nature and type of damage are not available. Further details are not provided. Subsequent comments do not show any damage.
As per the seller’s tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2024, the insurance claim check was received in the amount of xx on xx/xx/2024. The nature and type of damage are not available. Further details are not provided. Subsequent comments do not show any damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,228.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,518.90 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the comment dated xx/xx/2023, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,428.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,433.73 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx and the deferred balance is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
 According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx, and the deferred balance is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,777.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,121.38 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the loan was modified on xx/xx/2021.
As per the servicing comment dated xx/xx/2024, the reason for default is curtailment of income.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,525.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,235.31 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $781.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $431.74 with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the review of payment history as of xx/xx/2025, the borrower is current with the loan and the next due date of payment is xx/xx/2025. The UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,704.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,585.00 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received was on xx/xx/2025 in the amount of $848.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $848.48 with an interest rate of 8.600%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,914.56.	Collections Comments:According to the servicing comments, the current status of the loan performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the loan was modified.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
As per tape current occupancy is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $618.60 with an interest rate of 5.750%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2023, the loan was modified on xx/xx/2023.
As per the comment dated xx/xx/2024, the foreclosure was initiated in this loan in 2024. The FC was placed on hold due to the regulatory support team.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated in this loan in 2024. The FC was placed on hold due to the regulatory support team.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025. The comment history is missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $712.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $629.41 with an interest rate of 8.625%. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,332.10.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on 0xx/xx/2025 in the amount of $2,319.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,651.71 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the occupancy of the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,597.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,195.96 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.	Collections Comments:As per the servicing comments, he current status of the loan is collection.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per servicing comments dated xx/xx/2024, the subject property has been occupied by the owner.
As per the tape, the loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $605.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $605.41 with an interest rate of 10.800%. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,306.12.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the subject property was damaged. the estimated cost of repair and type of damage are not available. Further details are not provided. Subsequent comments do not show any damage.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the collection comment dated xx/xx/2024, the subject property was damaged. the estimated cost of repair and type of damage are not available. Further details are not provided. Subsequent comments do not show any damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,641.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,673.42 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx and the deferred balance is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, for xx/xx/2024, xx/xx/2024 to xx/xx/2024, for xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to 04/30/22025"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,006.33(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $624.31 with an interest rate of 5.000%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,493.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,136.21 with an interest rate of 6.750%. The current UPB is xx.	Collections Comments:According to the servicing comments, the loan is currently performing.
According to payment history, as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is an excessive obligation.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
The loan was modified on xx/xx/2017.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,386.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,991.02 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,241.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,560.22 with an interest rate of 5.375%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2022.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,450.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,008.07 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comments dated xx/xx/2024, the RFD is excessive obligations.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $469.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $469.54 with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the loan was modified on xx/xx/2022.
As per the seller’s tape, the property is owner occupied.
 No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $738.80 with an interest rate of 3.625%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is stated as an investor.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,116.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $822.23 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
Unable to determine the reason for the default.
As per the tape data, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,175.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $714.78 with an interest rate of 4.500%. The current UPB reflected as per the tape is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,992.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,236.26 with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the loan was modified on xx/xx/2022.
No information has been found related to damage or repairs.
As per tape, the subject property has been occupied by the owner.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,847.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $925.36 with an interest rate of 4.125%. The current UPB as per the payment history is xx, and the deferred principal balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx, and the deferred principal balance is xx.
As per the comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the tape, the loan was modified on xx/xx/2021.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Delinquent Taxes (Lvl 3) "As per the tape, there were delinquent taxes in the amount of $155.92. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,440.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $782.28 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.
There is a large transaction on xx/xx/2024 in the total amount of $8,292.10. As per the collection comment dated xx/xx/2024, these are borrowers' payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
  Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,515.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $864.46 with an interest rate of 3.500%. The current UPB is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
As per the tape, the loan was modified on xx/xx/2021.
As per the comment dated xx/xx/2024, there is a payment dispute. Further details not provided.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
* Large unexplained payment on the payment history (Lvl 3)     "The loan was originated on xx/xx/2006 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of $8,666.53, which was applied for the due dates of xx/xx/2024 to xx/xx/2024. The current UPB is xx. Downgraded to LVL3 and treating as BWR payments."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2024, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $2,652.52 with an interest rate of 5.750%. The current UPB reflected as per the tape is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collections.
According to tape data as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
The RFD is unable to be determined.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,679.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,972.34 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,138.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $637.16 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
Unable to determine the reason for default.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,031.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,995.61 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,247.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,893.80 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the loan was modified on xx/xx/2018.
No information has been found related to damage or repairs.
As per tape, the subject property has been occupied by the owner.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $755.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $636.74 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,625.41.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the collection comment dated xx/xx/2023, the reason for the default is the illness of the borrower.
  As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,198.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,360.75 with an interest rate of 7.130%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was not modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $349.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $312.79 with an interest rate of 11.150%. The current UPB, as per the payment history, is $7,625.89, and the deferred amount is $125.54.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is $7,625.89.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $8,962.26 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the borrower is disputing the payment.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,484.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,372.87 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
As per tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,532.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $866.66 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
As per collection comments, the borrower filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2018. As per the collection comment dated xx/xx/2024, BK was discharged on xx/xx/2023.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per collection comments, the borrower filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2018. As per the collection comment dated xx/xx/2024, BK was discharged on xx/xx/2023. There is no comment indicating a cramdown.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,515.35(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,104.43 with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in bankruptcy.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
  As per the comment dated xx/xx/2025, RFD is an excessive obligation.  As per tape data, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2023, the loan was modified on xx/xx/2023.
As per the comment dated xx/xx/2023, the loan is in foreclosure. Foreclosure was placed on hold due to the completed TPP plan.
As per the comment dated xx/xx/2024, the loan is in bankruptcy under Chapter 13. Further details not provided.
Foreclosure Comments:As per the comment dated xx/xx/2023, the loan is in foreclosure. Foreclosure was placed on hold due to the completed TPP plan. As per the comment dated xx/xx/2023, the loan was modified, and the foreclosure was on hold.
		Bankruptcy Comments:As per the comment dated xx/xx/2024, the borrower filed bankruptcy under Chapter 13. Unable to determine filing date. As per the comment dated xx/xx/2025, BK is still active. Further details not provided.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $536.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $291.88 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine reason for default.
As per the tape, the subject property occupancy is stated as an investor.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,073.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,073.62 with an interest rate of 9.990%. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,374.36.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the collection comments dated xx/xx/2025, the RFD is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $375.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $351.05 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,609.34.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $708.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $479.79 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx and the deferred balance is $2,513.27.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
As per comment dated xx/xx/2025, the RFD is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $2,133.29 with an interest rate of 4.375%. The current UPB reflected as per tape is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The deferred balance is xx.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $909.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $571.81 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
According to the collection comment dated xx/xx/2025, the subject property was totally damaged due to a storm, and the BWR had to restructure the entire house. As per the collection comment dated xx/xx/2024, the home was under construction as it was completely damaged. The collection comment dated xx/xx/2025 states that repairs were in process. Further details are not provided. Unable to confirm the current status of repairs.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "According to the collection comment dated 1/25/2025, the subject property was totally damaged due to a storm, and the BWR had to renovate the entire house. As per the collection comment dated 12/12/2024, the home was under renovation as it was completely damaged. The collection comment dated 7/16/2025 states that repairs were still in process. Further details are not provided. There is no comment found stating repairs have been completed."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment received was on xx/xx/2025 in the amount of $638.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $272.28 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2020.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the RFD.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,219.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,819.64 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,930.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,310.79 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,098.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,711.77 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, there is a payment dispute. Further details not provided.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, chapter 7 was discharged. Further details not provided.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2025, chapter 7 was discharged. Further details not provided.			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $745.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $453.49 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx and the deferred balance is xx.
As per the tape, the loan was modified on xx/xx/2023.
Unable to determine the RFD
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,062.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,516.82 with an interest rate of 7.935%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2025. The comment history is missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,786.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,919.36 with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
  As per the tape, the loan has been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,050.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,984.65 with an interest rate of 7.000%. The current UPB is xx, and the deferred balance is $2,775.40.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,700.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $699.21 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,244.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $748.67 with an interest rate of 4.375%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2013.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the BK case #xx was discharged on xx/xx/2024.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2024, the BK case #xx was discharged on xx/xx/2024.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and for xx/xx/2024, from xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,700.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,141.05 with an interest rate of 11.500%. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the borrower is making extra principal payments every month.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape data, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $609.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $222.28 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is illness of the borrower.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the loan was modified on xx/xx/2013.
According to servicing comments dated xx/xx/2025, the subject property was damaged. The type of damage and amount are not available. Further details are not provided.
As per servicing comments dated xx/xx/2025, the subject property has been occupied by an unknown.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	4: Unacceptable	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 4) "The subject property is located in the state of TX in xx County and the property address is xx. The property is located in a FEMA-designated disaster area that was declared for severe storms and flooding on xxxx. According to servicing comments dated 09/08/2025, the subject property was damaged. Further details are not provided."
							* The property has unrepaired damages (Lvl 4) "According to servicing comments dated 09/08/2025, the subject property was damaged. The type of damage and amount are not available. Further details are not provided."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,537.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,885.29 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx and the deferred balance is $3,770.58.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $3,770.58.
As per the collection comment dated xx/xx/2025, the reason for default is servicing transfer issue.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
  As per the tape, the loan was modified on xx/xx/2021.
  As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan on xx/xx/2024. The complaint was filed on xx/xx/2024, and service was completed on xx/xx/2025. As per the comment dated xx/xx/2025, the file was closed due to the loan being reinstated.
  No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan on xx/xx/2024. The complaint was filed on xx/xx/2024, and service was completed on xx/xx/2025. As per the comment dated xx/xx/2025, the file was closed due to the loan being reinstated.

		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2008 with a loan amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The current UPB is xx. As per the collection comment dated xx/xx/2025, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,634.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,309.13 with an interest rate of 7.220%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is in collections.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The RFD is unable to be determined.
As per the seller’s tape, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025 The last payment was received on xx/xx/2025 in the amount of $1,403.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $543.36 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
As per the comment dated xx/xx/2023, the borrower had filed bankruptcy with case #xx. The POC was filed with claim #xx n xx/xx/2023. The case was dismissed on xx/xx/2023. Further details not provided.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2023, the borrower had filed bankruptcy with case #xx The POC was filed with claim #xx on xx/xx/2023. The case was dismissed on xx/xx/2023. Further details not provided.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, for xx/xx/2024, for 11/05/24, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The comment history is missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,084.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,359.85 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine reason for default.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $251.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $224.29 with an interest rate of 7.385%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is the death of the borrower.
As per the tape, the loan was modified on xx/xx/2019.
As per the comment dated xx/xx/2023, the trial plan was offered to the borrower for 5 months, which was effective from xx/xx/2023, for the total amount of $2,296.64.
As per the comment dated xx/xx/2024, there was a payment dispute. Further details not provided.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2023, the subject property was occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2023, the borrower was deceased. Further details not provided."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2024, there was a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,092.61 with an interest rate of 6.630%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The RFD is unable to be determined.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 3) "As per the comment dated xx/xx/2024, the borrower's income was impacted by Covid-19. The servicer provided FB plans, which failed to adjust the interest on DSI loans during the Covid-19 FB period."
								* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,083.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,083.51 with an interest rate of 11.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is $7,521.97.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $7,521.97.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the loan was modified on xx/xx/2012.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $755.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $755.23 with an interest rate of 8.580%. The current UPB reflected as per the payment history is xx, and the deferred balance is $664.40.

Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the RFD is excessive obligations.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $582.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $542.00 with an interest rate of 8.820%. The current UPB as per the payment history is xx, and the deferred balance is $3,207.17.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx, and the deferred balance is $3,207.17.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the loan was modified on xx/xx/2011.
As per the tape, the borrower had filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2023. Further details not provided.
As per the comment dated xx/xx/2025, the FC was on hold. The comment dated xx/xx/2025 states that the FC was closed.
As per the comment dated xx/xx/2023, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:As per the comment dated xx/xx/2025, the FC was on hold. The comment dated xx/xx/2025 states that the FC was closed.
		Bankruptcy Comments:As per the tape, the borrower had filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2023. As per the comment dated xx/xx/2023, the POC was filed on xx/xx/2023. As per the comment dated xx/xx/2023, the chapter 13 plan was filed on xx/xx/2023. The comment dated xx/xx/2024 states that the amended chapter 13 plan xx includes prepetition arrears and ongoing mortgage payments. The comment dated xx/xx/2024 states that the amended chapter 13 plan xx dated xx/xx/2024 was confirmed on xx/xx/2024. The debtor shall pay $231.00 for 60 months. Further details not provided.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $802.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $524.63 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is a secondary home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the loan was modified on xx/xx/2014.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $830.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $549.42 with an interest rate of 9.650%. The current UPB reflected as per the payment history is xx and the deferred balance is $2,076.26.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx and the deferred balance is $2,076.26.
Unable to determine the reason for default.
As per the tape data, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $2,482.34 with an interest rate of 3.375%. The current UPB reflected as per the tape is xx.
As per the collection comment dated xx/xx/2023, the payments made in November 2023 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2019.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,991.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,482.46 with an interest rate of 8.600%. The current UPB reflected as per the payment history is xx and the tape reflects deferred balance in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the tape reflects deferred balance in the amount of xx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The comment history is missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,608.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,608.89 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025."
								* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2024, the property was damaged due to water on xx/xx/2024. The cost of repair is not available. Unable to determine the completion of repairs. Subsequent comments do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $296.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $198.03 with an interest rate of 10.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,189.80.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comments dated xx/xx/2024, the subject property is owner-occupied.
As per the collection comments dated xx/xx/2025, the RFD is the death of the borrower.
As per the servicing comment dated xx/xx/2025, the roof of the subject property was damaged due to a storm.  As per the collection comments dated xx/xx/2025, the borrower filed an insurance claim.
As per the seller’s tape, the loan was modified.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per the collection comments dated xx/xx/2024, FC was closed on xx/xx/2024. Further details not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per the collection comments dated xx/xx/2024, FC was closed on xx/xx/2024. Further details not provided.
Bankruptcy Comments:Not Applicable	xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per the servicing comment dated 03/18/2025, the roof of the subject property was damaged due to a storm. As per the collection comments dated 06/17/2025, the borrower filed an insurance claim. No details are available regarding estimated repair cost. The subsequent comments are missing."	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."
								* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2025, the borrowers are deceased. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,339.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,112.88 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2024, for xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,630.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,717.41 with an interest rate of 6.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
Unable to determine the reason for the default.
As per the tape data, the loan has been modified on xx/xx/2023.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the servicing comment dated xx/xx/2022, the foreclosure was initiated on the loan in 2022. As per the servicing comment dated xx/xx/2023, the foreclosure was placed on hold due to loss mitigation and the hold is ended on xx/xx/2023. As per servicing comments dated xx/xx/2023, the foreclosure sale is scheduled for xx/xx/2023. As per the servicing comment dated xx/xx/2023, the foreclosure file has been closed due to loss mitigation.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the servicing comment dated xx/xx/2022, the foreclosure was initiated on the loan in 2022. As per the servicing comment dated xx/xx/2023, the foreclosure was placed on hold due to loss mitigation and the hold is ended on xx/xx/2023. As per servicing comments dated xx/xx/2023, the foreclosure sale is scheduled for xx/xx/2023. As per the servicing comment dated xx/xx/2023, the foreclosure file has been closed due to loss mitigation.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $801.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $531.34 with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the reason for the default.
As per tape data, the loan has been modified.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
According to the collection comment dated xx/xx/2023, the borrower filed bankruptcy under Chapter 13 with the case #xx in 2016. As per the comment dated 10/8/204, BK was dismissed & terminated on xx/xx/2024.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments: According to the collection comment dated xx/xx/2023, the borrower filed bankruptcy under Chapter 13 with the case #xx in 2016. The POC was filed by the creditor on xx/xx/2023, and the arrearage amount is xx. There is no comment indicating a cramdown. As per the comment dated xx/xx/2024, BK was dismissed & terminated on xx/xx/2024.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,145.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,472.02 with an interest rate of 11.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2024, the RFD is a payment dispute.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. The complaint was filed on xx/xx/2023. As per the comment dated xx/xx/2024, the foreclosure file closed on xx/xx/2024 due to the HAF. Further details are not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. The complaint was filed on xx/xx/2023. As per the comment dated xx/xx/2024, the foreclosure file closed on xx/xx/2024 due to the HAF. Further details are not provided.

Bankruptcy Comments:Not Applicable	xx	3: Curable	* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2005 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. As per the comment dated xx/xx/2024, shows the HAF funds were received."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2024, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,023.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $980.83 with an interest rate of 5.350%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2008.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,478.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,961.17 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,513.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,172.87 with an interest rate of 4.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2016.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $542.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $542.11, with an interest rate of 7.990%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,481.57.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,752.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1069.20 with an interest rate of 6.390%. The current UPB, as per the payment history, is xx and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the seller's tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."
								* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2024, the borrower is deceased. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,424.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $929.99 with an interest rate of 7.735%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the collection comments dated xx/xx/2025, the RFD is servicing the problem.
No details regarding the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,451.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,451.44 with an interest rate of 6.980%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,067.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $821.00 with an interest rate of 9.200%. The current UPB reflected as per the payment history is xx, and the deferred balance is $8,610.27.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2002.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,582.04 with an interest rate of 4.125%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,062.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $905.36 with an interest rate of 7.610%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape, as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
Unable to determine the reason for the default.
As per the seller’s tape, the property occupancy is stated as an investor.
No details regarding damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,794.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,794.44 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,436.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,083.49 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per comment dated xx/xx/2023, the subject property is occupied by unknown party.
No details pertaining to the damage to the subject property have been observed.
  As per the tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,257.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $990.61 with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,844.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $914.99 with an interest rate of 7.185%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. The foreclosure sale is scheduled for xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure was closed due to the loan being reinstated.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. The foreclosure sale is scheduled for xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure was closed due to the loan being reinstated.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2025."
* Large unexplained payment on the payment history (Lvl 3)     "The loan was originated on xx/xx/2019 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. Downgraded to LVL3 and treating as BWR payments."
* Mortgage  (Lvl 3)     "The loan was originated on xx/xx/2019 with a loan amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of xx, which was applied for the due dates of 1xx/xx/2024 to xx/xx/2025. The current UPB is xx. As per the collection comment dated xx/xx/2025, the loan was reinstated."
								* Recent Foreclosure Sale - Need Update (Lvl 3) "As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. The foreclosure sale is scheduled for xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure was closed due to the loan being reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,018.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,934.54 with an interest rate of 3.75%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2024, the roof of the subject property is damaged due to a storm. No details are available regarding the estimated repair cost and the current status of repairs. Subsequent comments do not show damage.
As per the comment dated xx/xx/2024, the repayment plan is approved for 6 months from xx/xx/2024.
As per the comment dated xx/xx/2023, the borrower's income was impacted by Covid-19.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 3) "As per the comment dated xx/xx/2023, the borrower's income was impacted by Covid-19."
								* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2024, the roof of the subject property is damaged due to a storm. No details are available regarding the estimated repair cost and the current status of repairs. Subsequent comments do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,710.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,265.35 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,005.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $595.86 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the occupancy of the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,852.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,343.00 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
As per the seller's tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
The bankruptcy was filed under chapter 13. According to the collection comment dated xx/xx/2023, the bankruptcy was discharged on xx/xx/2023 and closed. Further details not provided.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments: According to the collection comment dated xx/xx/2023, the bankruptcy was filed under chapter 13. The bankruptcy was discharged on xx/xx/2023 and closed. Further details not provided.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on 0xx/xx/2025 in the amount of $825.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $375.08 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx, and the deferred amount is $8,998.89.	Collections Comments:
According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details regarding the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,381.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $536.23 with an interest rate of 4.375%. The current UPB reflected as per the tape is xx, and the deferred balance is $3,754.06.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx, and the deferred balance is $3,754.06.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the comment dated xx/xx/2023, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2015. As per the comment dated xx/xx/2024, the repayment plan has been approved for 3 months from xx/xx/2024 to xx/xx/2024 in the total amount of xx.
As per the comment dated xx/xx/2024, the foreclosure complaint was filed on xx/xx/2024. The comment dated xx/xx/2024 reflects that the attorney confirmed the file has been closed.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure complaint was filed on xx/xx/2024. The comment dated xx/xx/2024 reflects that the attorney confirmed the file has been closed.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,631.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,964.45 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,864.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,295.34 with an interest rate of 3.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,253.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $693.42 with an interest rate of 4.250%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $671.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $671.83 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
  As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2022. The collection comments are missing from xx/xx/2023 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $791.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $435.72 with an interest rate of 2.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the RFD is excessive obligation.
As per the seller’s tape, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $968.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $627.15 with an interest rate of 5.000%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,004.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $476.35 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the borrower filed for bankruptcy with case # xx and was discharged on xx/xx/2023. Further details are not provided.
As per the comment dated xx/xx/2024, the RFD is excessive obligations.
As per the comment dated xx/xx/2024, a payment dispute has been notified. Further details are not provided.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2017.
No comments have been found regarding the foreclosure.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2024, the borrower filed for bankruptcy with case # xx and was discharged on xx/xx/2023. Further details are not provided.			xx	3: Curable		* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2024, a payment dispute has been notified. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,394.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $976.57 with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for the default is the borrower's illness.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,671.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,671.02 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is $7,352.67.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
  As per tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,404.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,999.23 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,200.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,174.54 with an interest rate of 4.000%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
Unable to determine the reason for the default.
As per the tape data, the loan was modified on xx/xx/2023.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,943.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,943.75 with an interest rate of 6.125%. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the payments made in the month of January 2025 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 4 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,030.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $826.24 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx, and the deferral balance is in the amount of xx.

Collections Comments:
According to the servicing comments, the current status of the loan is in collections.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 4 months, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx,
As per the comment dated xx/xx/2024, the RFD is loss of income.
As per the seller’s tape, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the property is owner occupied.
As per the comment dated xx/xx/2024, the borrower’s income was impacted by Covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 3) "As per the comment dated xx/xx/2024, the borrower’s income was impacted by Covid-19."
* Comment history is incomplete (Lvl 3)     "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."
* Deceased Borrower(s) (Lvl 3)     "As per the comment dated xx/xx/2024, the primary borrower was deceased. Further details not provided."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2007 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2020 to xx/xx/2024. The current UPB is xx. As per the comment dated xx/xx/2024, the HAF funds were received."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,171.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $753.32 with an interest rate of 4.250%. The current UPB is xx. As per the tape, the deferred balance is $5,273.24.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. As per the tape, the deferred balance is $5,273.24.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2014 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of $8,695.53, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. As per the collection comment dated xx/xx/2024, the funds were received through HAF."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,476.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $736.04 with an interest rate of 6.835%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2025, the borrower filed bankruptcy under chapter 13 with the case #xx on xx/xx/2025. Further details are not provided. The bankruptcy is currently active.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the collection comment dated xx/xx/2025, the borrower filed bankruptcy under chapter 13 with the case #xx on xx/xx/2025. Further details are not provided. The bankruptcy is currently active.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment of interest only was received on xx/xx/2025 in the amount of $756.24 (TI), which was applied for the due date of xx/xx/2025. The current P&I is $693.68 with an interest rate of 8.185%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,076.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $666.07 with an interest rate of 9.990%. The current UPB is xx and the deferred balance is $2,665.56.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and the deferred balance is $2,665.56.
As per the comment dated 0xx/xx/2025, the RFD is excessive obligation.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the tape, the loan was modified on xx/xx/2021.
As per the comment dated xx/xx/2023, the basement is damaged. The type of damage and amount are not available. Further details are not found. Subsequent comments do not show any damage.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2023, the basement is damaged. The type of damage and amount are not available. Further details are not found. Subsequent comments do not show any damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on 0xx/xx/2025 in the amount of $1,551.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,551.79 with an interest rate of 5.125%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,121.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,527.89 with an interest rate of 9.880%. The current UPB is xx and deferred balance is $4,860.48.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,228.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,228.33 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,602.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,916.54 with an interest rate of 7.562%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,319.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,156.90 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the seller’s tape data, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, for xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,278.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $944.03 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the subject property occupancy is stated as an investor.
  No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025, for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,180.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,180.99 with an interest rate of 3.500%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $800.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $500.39 with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comments dated xx/xx/2025, the RFD is curtailment of income.
As per the collection comments dated xx/xx/2025, the subject property is occupied by an unknown party.
No details regarding the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Delinquent Taxes (Lvl 3) "As per the collection comments dated xx/xx/2023, the annual installment of utility charges for 2022 has been delinquent in the total amount of $652.97."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,881.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,285.58 with an interest rate of 8.640%. The current UPB reflected as per the payment history is xx and deferred balance is $2,571.16.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and deferred balance is $2,571.16.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,348.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,098.09 with an interest rate of 2.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the subject property needs to be repaired. The windows of the property need to be replaced. The estimated cost of repair is not available. No comment has been found regarding completion of repair. Subsequent comments do not show damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."
								* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2025, the subject property needs to be repaired. The windows of the property need to be replaced. The estimated cost of repair is not available. No comment has been found regarding completion of repair. Subsequent comments do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,266.53 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,435.49 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,015.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $594.15 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the subject property was damaged due to a hurricane. The estimated cost of repair and the type of damage are not available. Further details are not provided. Subsequent comments do not show any damage.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,637.98 with an interest rate of 6.890%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,386.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,218.03 with an interest rate of 2.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The reason for default is unable to be determined.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,413.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,055.11 with an interest rate of 7.040%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2025.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan on xx/xx/2024. The complaint was filed on xx/xx/2024. As per the collection comment dated xx/xx/2025, the foreclosure is on hold due to trial mod plan.
As per the collection comment dated xx/xx/2024, the borrower filed the bankruptcy with case #xx. As per the collection comments dated xx/xx/2025, the bankruptcy is on hold due to trial mod.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan on xx/xx/2024. The complaint was filed on xx/xx/2024. As per the collection comment dated xx/xx/2025, the foreclosure is on hold due to trial mod plan.
		Bankruptcy Comments: As per the collection comment dated xx/xx/2024, the borrower filed the bankruptcy with xx. As per the collection comments dated xx/xx/2025, the bankruptcy is on hold due to trial mod.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,061.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,240.34 with an interest rate of 3.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, for xx/xx/2025, and for xx/xx/2025. The comment history is missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,273.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,158.10 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2023, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2025, the subject property was damaged due to water, and the estimated repair cost is xx. The borrower received a loss draft check in the amount of $8,340.72 and xx on xx/xx/2025. There is no evidence of completion of repairs. Subsequent CCs do not show damage.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,188.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $903.42 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,875.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,291.21 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is a secondary home.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,240.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $946.47 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The loan has not been modified since origination.
Unable to determine the reason for default.
As per the servicing comment dated xx/xx/2024, the subject property is vacant.
As per the servicing comment dated xx/xx/2024, the subject property was burned down. As per the servicing comment dated xx/xx/2024, the borrower filed a claim for fire loss on xx/xx/2023. No comments were found regarding the estimated cost and completion of repairs.
As per the servicing comment dated xx/xx/2024, the foreclosure was initiated in 2024 with the loan. As per the servicing comment dated xx/xx/2024, the foreclosure sale was scheduled for xx/xx/2025. As per the servicing comment dated xx/xx/2025, the FC sale is canceled and the case was closed due to reinstatement. Further details were not provided.
Foreclosure Comments:As per the servicing comment dated xx/xx/2024, the foreclosure was initiated in 2024 with the loan. As per the servicing comment dated xx/xx/2024, the foreclosure sale was scheduled for xx/xx/2025. As per the servicing comment dated xx/xx/2025, the FC sale is canceled and the case was closed due to reinstatement. Further details were not provided.
Bankruptcy Comments:Not Applicable	xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per the servicing comment dated 1/22/2024, the subject property was burned down on 12/12/23. As per the servicing comment dated 5/15/2024, the borrower filed a claim for fire loss. No comments were found regarding the estimated cost and completion of repairs."	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and xx/xx/2023 to xx/xx/2024."
* Large unexplained payment on the payment history (Lvl 3)     "The loan was originated on xx/xx/2005 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to 1xx/xx/2024. As per the servicing comment dated xx/xx/2025, the funds were received for reinstatement. The current UPB is xx."
								* Property is Vacant (Lvl 3) "As per the servicing comment dated xx/xx/2024, the subject property is vacant."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,081.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $587.81 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  As per the tape, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, for xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,062.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,580.51 with an interest rate of 5.000%. The current UPB reflected as per payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The deferred balance is xx.
As per the tape, the loan was modified on xx/xx/2022.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,686.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,153.80 with an interest rate of 5.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $980.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $980.56 with an interest rate of 9.730%. The current UPB reflected as per the payment history is xx and deferred balance is $7,174.12.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,073.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,454.49 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,258.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,617.55 with an interest rate of 4.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,180.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,272.45 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 4) "The subject property is located in the State of CA in xx County, and the property address is xx. The property is located in a FEMA-designated disaster area that was declared for a wildfire on 1/8/2025. Subsequent CCs are missing."	* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $965.47, which was applied for the due date of xx/xx/2025. The current P&I is $965.47 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,511.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,511.04 with an interest rate of 7.550%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
Unable to determine, the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The comment history is missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,404.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $506.69 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,220.81 with an interest rate of 4.00%. The current UPB reflected as per the tape data is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $536.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $400.00 with an interest rate of 8.376%. The current UPB reflected as per the payment history is xx, and the deferred amount is $1,154.09.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comments dated xx/xx/2024, the RFD is an excessive obligation.
As per the collection comments dated xx/xx/2024, the subject property is occupied by an unknown party.
No details regarding the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2013.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per the comment dated xx/xx/2024, the foreclosure was closed on xx/xx/2024 due to the loan being reinstated. Further details not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per the comment dated xx/xx/2024, the foreclosure was closed on xx/xx/2024 due to the loan being reinstated. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2000 with a loan amount of $xx The PH shows a large transaction on xx/xx/2024 in the total amount of $6,734.94, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. As per the collection comments dated xx/xx/2024, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $998.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $998.50 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
According to the comment dated xx/xx/2025, the repayment plan was offered to the borrower, which was effective from xx/xx/2024 to xx/xx/2025 in the amount of $1,325.25.
As per the tape, the loan was modified on xx/xx/2022.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details regarding damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. We are unable to determine the last payment received. The current P&I is $1,016.30 with an interest rate of 3.875%. The current UPB reflected as per the tape data is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is xx, and the deferred balance is xx.
Unable to determine the reason for the default.
As per the seller's tape data, the loan was modified on xx/xx/2022.
As per the seller’s tape, the subject property occupancy is stated as an investor.
As per the comment dated xx/xx/2023, the subject property was damaged, and the borrower filed an insurance claim in the total amount of $9,997.64. The insurance company claimed this as non-monitored. Subsequent CCs do not show any damages.
No comments have been found regarding the foreclosure and bankruptcy.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2023, the subject property was damaged, and the borrower filed an insurance claim in the total amount of $??9,997.64???. The insurance company claimed this as non-monitored. Subsequent CCs do not show any damages."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $981.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $821.95 with an interest rate of 10.900%. The current UPB reflected as per the payment history is xx, and the deferred balance is $9,830.36.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $9,830.36.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
  The loan has not been modified since origination.
  No foreclosure activity has been found.
As per the collection comment dated xx/xx/2024, the borrower filed bankruptcy under Chapter 13 with the case no. xx. The bankruptcy motion was filed on xx/xx/2024, and the post-petition due date is xx/xx/2024. Further details are not provided.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the collection comment dated xx/xx/2024, the borrower filed bankruptcy under Chapter 13 with the case no. xx. The bankruptcy motion was filed on xx/xx/2024, and the post-petition due date is xx/xx/2024. Further details are not provided.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,475.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,406.00 with an interest rate of 6.790%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is an investor.
Unable to determine the reason for default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is delinquent for 2 months with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,349.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $687.31 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025, the payments made in the month of April 2025 are borrower payments.
Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower is delinquent for 2 months with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
As per comment dated xx/xx/2025, the reason for default is curtailment of income.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,185.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $697.15 with an interest rate of 8.420%. The current UPB reflected as per the payment history is xx and the deferred balance is $5,075.72.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2012.
As per the collection comment dated xx/xx/2024, the file was referred to an attorney. The complaint was filed on xx/xx/2024. As per the collection comment dated xx/xx/2024, the attorney confirmed the file was closed. As per the comment dated xx/xx/2024, the loan was reinstated.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the collection comment dated xx/xx/2024, the file was referred to an attorney. The complaint was filed on xx/xx/2024. As per the collection comment dated xx/xx/2024, the attorney confirmed the file was closed. As per the comment dated xx/xx/2024, the loan was reinstated.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2005 with a loan amount of $xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. As per the collection comment dated xx/xx/2024, the loan has been reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,417.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,708.81 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2023. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,516.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,934.42 with an interest rate of 8.460%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
As per the collection comment dated xx/xx/2025, the reason for the default was the excessive obligations.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,542.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,125.98 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024.The collection comments are missing from xx/xx/2023 to xx/xx/2023 and xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,396.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $546.34 with an interest rate of 5.875%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2017.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the subject property needs to be repaired. The nature of damage and estimated cost of repair are not available. No comment has been found regarding completion of repair. Subsequent CCs do not show damage.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2024, the subject property needs to be repaired. The nature of damage and estimated cost of repair are not available. No comment has been found regarding completion of repair. Subsequent comments do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is 3 months delinquent with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,045.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,352.42 with an interest rate of 6.990%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to the payment history as of xx/xx/2025, the borrower is 3 months delinquent with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2023.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan. The first legal date is xx/xx/2024. As per the comment dated xx/xx/2025, the FC sale was scheduled on xx/xx/2025. As per the comment dated xx/xx/2025, the sale was canceled due to reinstatement. Further details are not available.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan. The first legal date is xx/xx/2024. As per the comment dated xx/xx/2025, the FC sale was scheduled on xx/xx/2025. As per the comment dated xx/xx/2025, the sale was canceled due to reinstatement. Further details are not available.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $2,924.18 with an interest rate of 6.375%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller's tape, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,265.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,069.28 with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025, payments made in April 2025 are borrower payments.	Collections Comments:
According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the collection comments dated xx/xx/2025, the RFD is curtailment of income.
As per the collection comments dated xx/xx/2025, the borrower received a claim check in the amount of $2,508.94. Unable to determine the damage. No details are available regarding estimated repair cost.
As per the seller’s tape, the loan was modified on xx/xx/2025.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. As per the collection comments dated xx/xx/2023, the step sale is scheduled for xx/xx/2023. As per the comment dated xx/xx/2023, the foreclosure was closed as the loan was reinstated.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. As per the collection comments dated xx/xx/2023, the step sale is scheduled for xx/xx/2023. As per the comment dated xx/xx/2023, the foreclosure was closed as the loan was reinstated.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2006 with a loan amount of xx. The PH shows a large transaction on xx/xx/2023 in the total amount of $9,494.60, which was applied for the due dates of xx/xx/2023 to xx/xx/2023. The current UPB reflected as per the tape is xx. As per the collection comments dated xx/xx/2023, the loan has been reinstated."
								* The property has unrepaired damages (Lvl 3) "As per the collection comments dated xx/xx/2025, the borrower received a claim check in the amount of $2,508.94. Unable to determine the damage. No details are available regarding estimated repair cost. Subsequent comments do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,342.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,342.94 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2023. The collection comments are available from xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $422.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $275.02 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for the default is curtailment of income.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,171.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $923.61 with an interest rate of 4.630%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,540.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,282.49 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,769.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $979.12 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $604.04 with an interest rate of 5.620%. The current UPB as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
As per the collection comment dated xx/xx/2024, the reason for default was the Financial Hardship.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,038.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,640.95 with an interest rate of 6.525%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2023, the reason for the default is excessive obligations.
As per the collection comment dated xx/xx/2023, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,514.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $923.59 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,154.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $406.60 with an interest rate of 6.000%. The current UPB is xx.
Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per tape, the loan was modified on xx/xx/2021.
As per servicing comments dated xx/xx/2024, the subject property has been occupied by an unknown party.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $875.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $401.03 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $804.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $670.85 with an interest rate of 5.300%. The current UPB reflected as per the payment history is xx and the deferred balance is $3,014.55.
As per the collection comment dated xx/xx/2025, the payment received in the month of Feb 2025 are borrower payments.
Collections Comments:According to the servicing comments, the current status of the loan is performing.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
 No foreclosure activity has been found.
 No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the property is owner occupied.
As per the comment dated xx/xx/2024, the RFD is an excessive obligation.
 No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2020.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,155.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,692.59 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, for xx/xx/2024, xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024,xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,214.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,206.15 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the comment dated xx/xx/2025 the reason for default is servicing problems.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2025 and for xx/xx/2025. The comment history is missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $964.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $552.27 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property occupancy is stated as an investor.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $620.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $620.07 with an interest rate of 10.240%. The current UPB as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx, and the deferred balance is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the loan was modified on xx/xx/2022.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,172.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $981.48 with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,303.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,214.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $946.37 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is unemployment.
As per the servicing comment dated xx/xx/2024, the foreclosure complaint was filed on xx/xx/2024. As per the servicing comment dated xx/xx/2025, the foreclosure file has been closed due to the loan being reinstated.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per servicing comments dated xx/xx/2025, the subject property has been occupied by an unknown party.
Foreclosure Comments:As per the servicing comment dated xx/xx/2024, the foreclosure complaint was filed on xx/xx/2024. As per the servicing comment dated xx/xx/2025, the foreclosure file has been closed due to the loan being reinstated.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,305.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,070.63 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB is xx.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
As per the tape data, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,346.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,701.42 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the occupancy of the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,794.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,108.02 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property occupancy is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $932.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $667.66 with an interest rate of 4.140%. The current UPB reflected as per the payment history is xx. The deferred balance is $3,659.94.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.
The current UPB reflected as per the payment history is xx.
  As per collection comment dated xx/xx/2025, reason for default is excessive obligation.
As per tape data, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,917.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,917.46 with an interest rate of 7.490%. The current UPB reflected as per the payment history is xx, and the deferred balance is $9,683.74.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the collection comments dated xx/xx/2025, the RFD is an excessive obligation.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,757.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,579.84 with an interest rate of 8.935%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2023, the foreclosure was initiated in 2023. As per the collection comment dated xx/xx/2023, FC was closed as the borrower reinstated the loan. As per the collection comment dated xx/xx/2024, the foreclosure was initiated in 2024. As per the collection comment dated xx/xx/2024, FC was closed as the borrower reinstated the loan.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the collection comment dated xx/xx/2023, the foreclosure was initiated in 2023. As per the collection comment dated xx/xx/2023, FC was closed as the borrower reinstated the loan. As per the collection comment dated xx/xx/2024, the foreclosure was initiated in 2024. As per the collection comment dated xx/xx/2024, FC was closed as the borrower reinstated the loan.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,950.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,043.35 with an interest rate of 5.500%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the tape data, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2023, the subject property was damaged due to water, and there is black mold. The date of loss is xx/xx/2022, and the borrower filed an insurance claim for the loss amount of xx. As per the comment dated xx/xx/2023, the loss draft check was received in the amount of xx on xx/xx/2023. As per the comment dated xx/xx/2023, 20% of the repairs have been completed. As per the comment dated xx/xx/2025, the initial claim check shall be sent on xx/xx/2025, in the amount of xx to assist with these repairs. Subsequent comments do not show damage.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. As per the servicing comment dated xx/xx/2023, the foreclosure has been put on hold due to hold-loss mitigation, and the projected hold end date is xx/xx/2023. As per the servicing comment dated xx/xx/2023, the foreclosure file has been closed due to the loan reinstatement.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. As per the servicing comment dated xx/xx/2023, the foreclosure has been put on hold due to hold-loss mitigation, and the projected hold end date is xx/xx/2023. As per the servicing comment dated xx/xx/2023, the foreclosure file has been closed due to the loan reinstatement.
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per the servicing comment dated 06/28/2023, the subject property was damaged due to water, and there is black mold. The date of loss is 09/28/2022, and the borrower filed an insurance claim for the loss amount of $xxxx. As per the comment dated 06/28/2023, the loss draft check was received in the amount of $75,000.00 on 06/28/2023. As per the comment dated 10/24/2023, 20% of the repairs have been completed. As per the comment dated 09/02/2025, another check will be sent on 09/02/2025 in the amount of $XXXX to assist with these repairs. Further details not provided."	xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,194.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,071.72 with an interest rate of 3.625%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,071.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,173.57 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,551.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,810.95 with an interest rate of 9.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,888.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $661.51 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the comment dated xx/xx/2024, the foreclosure was initiated. As per the comment dated xx/xx/2023, the foreclosure was on hold due to bankruptcy, and the BK was discharged. As per the comment dated xx/xx/2023, the foreclosure was closed due to the loan being reinstated.
As per the comment dated xx/xx/2024, the borrower filed bankruptcy under Chapter 13 with the case #xx. As per the comment dated xx/xx/2024, the BK was discharged and terminated. Further details not provided.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated. As per the comment dated xx/xx/2023, the foreclosure was on hold due to bankruptcy, and the BK was discharged. As per the comment dated xx/xx/2023, the foreclosure was closed due to the loan being reinstated.
Bankruptcy Comments:As per the comment dated xx/xx/2024, the borrower filed bankruptcy under Chapter 13 with the case #xx. As per the comment dated xx/xx/2024, the BK was discharged and terminated. Further details not provided.

					xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $567.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $302.22 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the property is owner occupied.
As per the comment dated xx/xx/2025, the RFD is illness of the borrower.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2016.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $977.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $977.65 with an interest rate of 8.800%. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,450.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB as per the payment history is xx.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
  As per tape, the loan was modified.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,386.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $987.34 with an interest rate of 8.450%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the loan was modified on xx/xx/2017.
The RFD is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,535.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,439.24 with an interest rate of 11.650%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2019 with a loan amount of xx. The PH shows a large transaction of principal payments other than P&I on xx/xx/2024 in the amount of xx. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,170.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,618.25 with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The RFD is unable to be determined.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,026.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,401.18 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is a secondary home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,408.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,089.10 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape date, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,014.49, which was applied for the due date of xx/xx/2025. The current P&I is $2014.49 with an interest rate of 3.500%. The current UPB, reflected as per the payment history isxx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, reflected as per the payment history isxx.
No details pertaining to the damage to the subject property have been observed.
  As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,651.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $731.51 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,191.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,151.05 with an interest rate of 4.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2023, the bankruptcy was filed under chapter 13 with case #xx in 2018. As per the collection comment dated xx/xx/2023, the BK was discharged. As per the collection comment dated xx/xx/2023, the bankruptcy was closed on xx/xx/2023. No further details are provided.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the collection comment dated xx/xx/2023, the bankruptcy was filed under chapter 13 with case #xx in 2018. As per the collection comment dated xx/xx/2023, the BK was discharged. As per the collection comment dated xx/xx/2023, the bankruptcy was closed on xx/xx/2023. No further details are provided.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,935.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $890.39 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comments, the foreclosure was initiated on the loan. No details have been found. As per the comment dated xx/xx/2023, the sale was scheduled for xx/xx/2023. The sale was postponed due to court imposed.
No post-close bankruptcy record has been found.
As per the seller’s tape, the property is owner occupied.
As per the comment dated xx/xx/2025, the RFD is an excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2016.

Foreclosure Comments:
As per the comments, the foreclosure was initiated on the loan. No details have been found. As per the comment dated xx/xx/2023, the sale was scheduled for xx/xx/2023. The sale was postponed due to court imposed.

		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2006 with a loan amount of xx. The PH shows a large transaction on xx/xx/2023 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2023. The current UPB is xx. As per the collection comment dated xx/xx/2023, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,685.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,685.80 with an interest rate of 3.875%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,510.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,629.00 with an interest rate of 12.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comments dated xx/xx/2025, the RFD is excessive obligations.
As per the comment dated xx/xx/2025, the occupancy of the subject property is stated as unknown.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,667.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $853.03 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025 the reason for default is curtailment of income.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,598.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $939.64 with an interest rate of 9.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Water/Sewer Taxes (Lvl 3) "As per the comment dated xx/xx/2024, the water/sewer charges for 2022 and 2023 are delinquent in the total amount of $693.51, which was good through xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,062.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $728.05 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,066.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $559.85 with an interest rate of 2.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, for xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,241.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,717.94 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2011.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $801.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $449.04 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
According to the seller’s data, the subject property occupancy is stated as an investor.
As per the comment dated xx/xx/2024, the subject property was damaged. Unable to determine type of damage. Loss draft check received from Safeco Insurance Company of America in the amount of $1,330.13 on xx/xx/2024. No information regarding the completion of repairs was found. Further details are not provided.
No foreclosure activity has been found.
No bankruptcy information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."
								* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2024, the subject property was damaged. Unable to determine type of damage. Loss draft check received in the amount of $1,330.13 on xx/xx/2024. No information regarding the completion of repairs was found. Further details are not provided. Subsequent CCs do not show any damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,686.12, which was applied for the due date of xx/xx/2025. The current P&I is $1,686.12 with an interest rate of 8.600%. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,478.64.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.The current UPB reflected as per the payment history is xx, and the deferred balance is $4,478.64.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on 0xx/xx/2025 in the amount of $1,356.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $932.93 with an interest rate of 4.880%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the loan was modified on xx/xx/2011.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,578.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,888.73 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,447.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,333.60 with an interest rate of 7.170%. The current UPB reflected as per the payment history, is xx and the deferred balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history, is xx and the deferred balance is xx.
As per the seller’s tape, the loan was modified.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,260.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,416.56 with an interest rate of 10.600%. The current UPB reflected as per the payment history is xx. The deferred balance is $8,966.76. Multiple comments from 2/13/24 to 8/7/25 confirm BWR making additional large payments to the subject loan.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
According to the seller’s data, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
According to the seller’s data, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,980.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,342.27 with an interest rate of 12.071%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2012.
According to collection comments dated xx/xx/2025, the foreclosure was initiated on the loan in 2025, and the file was referred to the attorney on xx/xx/2025. As per the comment dated xx/xx/2025, the borrower reinstated the loan.
No post-close bankruptcy record has been found.

Foreclosure Comments:According to collection comments dated xx/xx/2025, the foreclosure was initiated on the loan in 2025, and the file was referred to the attorney on xx/xx/2025. As per the comment dated xx/xx/2025, the borrower reinstated the loan.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2006 with a loan amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of $9,714.29, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The current UPB is xx. As per the comment dated xx/xx/2025, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,650.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $764.54 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from 10/17/23 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $594.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $360.98 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,600.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,055.27 with an interest rate of 8.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2004 in the amount of xx. The PH shows a large transaction of principal payments other than P&I on xx/xx/2023 and xx/xx/2023 in the amount of xx. The current UPB is xx."
								* Mortgage (Lvl 3) "The loan was originated on xx/xx/2004 with the loan amount of xx. PH shows a large transaction (loan transferred) in the amount of xx and the current UPB is $0.00. Tape shows the current UPB as xx. Details of the loan transfer are not available in collection comments."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $742.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $396.89 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  As per tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per tape data, the loan has been modified on xx/xx/2018.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,274.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,186.98 with an interest rate of 8.630%. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,614.72.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,614.72.
As per the seller’s tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the RFD.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for one month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $899.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $680.94 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for one month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2023, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2023.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. The complaint was filed on xx/xx/2023. As per the comment dated xx/xx/2024, the foreclosure process closed on xx/xx/2024 due to the loan being reinstated. Further details are not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. The complaint was filed on xx/xx/2023. As per the comment dated xx/xx/2024, the foreclosure process closed on xx/xx/2024 due to the loan being reinstated. Further details are not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "As per the seller’s tape data, the loan was originated on xx/xx/2008 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of $7,269.36, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. As per the comment dated xx/xx/2024, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,000.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $661.93 with an interest rate of 10.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,935.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,310.29 with an interest rate of 4.750%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,804.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,510.92 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,875.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,280.04 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine RFD.
As per the seller’s tape, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,022.98 (PITI), which was applied for the due date of xx/xx/2025. The monthly interest payment is $1,543.75 with an interest rate of 10.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2023, the reason for default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property’s occupancy is investor.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,167.48, which was applied for the due date of xx/xx/2025. The current P&I is $1,167.48 with an interest rate of 6.448%. The current UPB reflected as per the payment history is xx, and the deferred balance is $703.96.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,795.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,030.69 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."
								* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2025, the co-borrower is deceased."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,677.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,677.02 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, for xx/xx/2023, from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,262.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,501.00 with an interest rate of 9.000%. The current UPB, as per the payment history, is xx and the deferred amount is $4,816.50.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the seller’s tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2018.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan. As per the comment dated xx/xx/2024, the attorney received foreclosure close instructions due to reinstatement of the loan. Further details are not available.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan.  As per the comment dated xx/xx/2024, the attorney received foreclosure close instructions due to reinstatement of the loan. Further details are not available.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2007 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. As per the comment dated xx/xx/2024, this payment was done to reinstate the loan."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,120.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,043.25 with an interest rate of 7.010%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  Unable to determine the reason for the default.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
  No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,621.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,266.86 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,869.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,522.34 with an interest rate of 5.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the RFD is unemployment.
As per the servicing comment dated xx/xx/2024, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2022.
As per the servicing comment, the FC was initiated on the loan. As per the comment dated xx/xx/2023, the FC is on hold due to reinstatement. As per the comment dated xx/xx/2024, the FC was closed.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the servicing comment, the FC was initiated on the loan. As per the comment dated xx/xx/2023, the FC is on hold due to reinstatement. As per the comment dated xx/xx/2024, the FC was closed.
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,225.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $742.91 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,391.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,642.38 with an interest rate of 3.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023 and from xx/xx/2024 to xx/xx/2024. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $2,370.77 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx. The tape shows deferred balance in the amount of xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx. The tape shows deferred balance in the amount of xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,944.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,302.75 with an interest rate of 6.850%. The current UPB reflected as per the payment history is xx, and the deferred balance is $5,295.71.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,752.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,929.44 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,076.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $899.38 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan has been modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,936.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,081.10 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per tape, the subject property is owner-occupied.
  No details regarding damage to the subject property have been observed.
As per tape, the loan was modified on xx/xx/2011.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,327.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,584.95 with an interest rate of 11.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details regarding the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,502.53 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,358.84 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $4,470.52 with an interest rate of 4.875%. The current UPB reflected as per the tape is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The deferred balance is xx.
As per the tape, the loan was modified on xx/xx/2023.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $746.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $746.56 with an interest rate of 8.720%. The current UPB reflected as per the payment history is xx, and the deferred balance is $5,782.74.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,206.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $925.75 with an interest rate of 4.100%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,385.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,690.43 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,798.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,129.54 with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,496.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,849.20 with an interest rate of 4.750%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the loss draft check was received in the amount of xx. According to the adjuster’s report dated xx/xx/2024, the final settlement was released in the amount of xx. No status of repairs or completion. Further details are not provided. Subsequent comments do not show damage.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,912.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,269.64 with an interest rate of 6.790%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property occupancy is stated as a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,358.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,847.16 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,470.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,640.20 with an interest rate of 6.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,280.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $579.77 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
As per the servicing comment dated xx/xx/2025, the borrower filed for bankruptcy on xx/xx/2020 with case# xx. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2025.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the servicing comment dated xx/xx/2025, the borrower filed for bankruptcy on xx/xx/2020 with case# xx. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2025.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, for xx/xx/2024, xx/xx/2024, and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $915.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $582.90 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx. The deferred balance is $1,684.65.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, for xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $924.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $924.85 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, the subject property occupancy is stated as an investment.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of 976.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $942.75 with an interest rate of 6.240%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The RFD is unable to be determined.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the loan was modified on xx/xx/2009.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, for xx/xx/2025 and xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $9,407.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $7,234.88 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is $5,476.54.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the loan was modified on xx/xx/2021.
As per the servicing comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the servicing comment dated xx/xx/2024, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,186.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $725.67 with an interest rate of 4.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2024, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,079.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,902.00 with an interest rate of 7.00%. The current UPB is xx, and the deferred amount is $7,840.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to Payment history data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, RFD is an excessive obligation.
As per the seller’s tape, the loan was modified on xx/xx/2020.
As per the comment dated xx/xx/2025, the subject property is unknown-occupied.
As per the comment dated xx/xx/2025, the subject property is damaged due to water. The borrower received a claim amount of xx. No further details are available.
As per the comment dated xx/xx/2025, the foreclosure was initiated in 2025. As per comment xx/xx/2025, foreclosure was put on hold due to reinstatement. No further details are available.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated in 2025. As per comment xx/xx/2025, foreclosure was put on hold due to reinstatement. No further details are available.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2025."
* Large unexplained payment on the payment history (Lvl 3)     "The loan was originated on xx/xx/2019 in the amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of $ xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The current UPB is xx. As per the collection comment dated xx/xx/2025, the loan has been reinstated."
* The property has unrepaired damages (Lvl 3)     "As per the comment dated xx/xx/2025, the subject property is damaged due to water on xx/xx/2025. The borrower received a claim amount of xx. No further details are available.
								Subsequent CCs do not show any damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,248.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,034.53 with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No comments have been found regarding the foreclosure and bankruptcy.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $549.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $415.05 with an interest rate of 7.810%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the loan was modified.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $3,207.87 with an interest rate of 4.750%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
As per tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024,from xx/xx/2024 to xx/xx/2024 , from xx/xx/2025 to xx/xx/2025, for xx/xx/2025 , and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,718.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,438.86 with an interest rate of 2.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller's tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,077.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,941.49 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $770.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $770.39 with an interest rate of 10.250%. The current UPB reflected as per the payment history is xx and deferred balance is $8,495.52.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape, the loan was modified on xx/xx/2018.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,374.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $769.00 with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023 and xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,023.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,245.02 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,146.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,214.19 with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for the default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,383.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $863.34 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2023, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2023, the RFD is excessive obligations.

As per the collection comment dated xx/xx/2023, the borrower received the loss draft check in the amount of $5,900.00. Unable to determine the type of damage and completion of damage.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per collection comments, the foreclosure was initiated. As per collection comment dated xx/xx/2023, the foreclosure sale is scheduled for xx/xx/2023. Further details not provided.

Bankruptcy Comments:Not Applicable	xx	3: Curable	* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2013 with a loan amount of xx. The PH shows a large transaction on xx/xx/2023 in the total amount of xx, which was applied for the due dates of xx/xx/2022 to xx/xx/2023. The current UPB is xx. As per the comment dated xx/xx/2023, the loan was reinstated."
* Recent Foreclosure Sale - Need Update (Lvl 3)     "As per collection comments, the foreclosure was initiated. As per collection comment dated xx/xx/2023, the foreclosure sale is scheduled for xx/xx/2023. Loan was reinstated 12/5/23."
								* The property has unrepaired damages (Lvl 3) "As per the collection comment dated xx/xx/2023, the borrower received the loss draft check in the amount of $5,900.00. Unable to determine the type of damage and completion of damage. Subsequent comments do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,303.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $699.64 with an interest rate of 6.250%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is illness of the mortgagor.
As per the tape, the loan was modified on xx/xx/2014.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,352.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,898.68 with an interest rate of 9.375%. The current UPB reflected as per the payment history is xx. As per the comment dated xx/xx/2025, the borrower payments were made in the month of xx/xx/2025.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is curtailment of income.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,062.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,069.69 with an interest rate of 4.750%. The current UPB as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx, and the deferred balance is xx.
As per the comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the tape, the loan was modified on xx/xx/2018.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,502.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,211.76 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,080.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,617.07 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the occupancy of the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,592.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $916.91 with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx, and the deferral amount is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and  the deferral amount is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2021.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2025, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,174.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,348.35 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,749.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,749.79 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,893.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,316.56 with an interest rate of 2.810%. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,949.68.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
  As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, for xx/xx/2024 from xx/xx/2024 to xx/xx/2024 and xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,032.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $948.88 with an interest rate of 7.740%. The current UPB reflected as per the payment history is xx and deferred balance is $9,564.39.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2024, the subject property was damaged due to FEMA.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,029.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $746.65 with an interest rate of 7.890%. The current UPB reflected as per the payment history is $9,843.53.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is $9,843.53.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,222.56 with an interest rate of 6.760%. The current UPB reflected as per the tape is xx. As per the collection comment dated xx/xx/2024, the payments made in July 2024 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is in foreclosure.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
As per the collection comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the collection comment dated xx/xx/2025, the subject property occupancy is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. Further details are not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the collection comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. Further details are not provided.
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,422.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,994.20 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is he lost his job.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2021.
The foreclosure was initiated in 2023 with the loan. As per the servicing comment dated xx/xx/2023, foreclosure was on hold. As per the servicing comment dated xx/xx/2024, the foreclosure hold ended. Further detail not provided.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.

Foreclosure Comments:The foreclosure was initiated in 2023 with the loan. As per the servicing comment dated xx/xx/2023, foreclosure was on hold. As per the servicing comment dated xx/xx/2024, the foreclosure hold ended. Further detail not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $969.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $682.55 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the occupancy of the subject property is stated as investment.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,759.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,094.97 with an interest rate of 4.500%. The current UPB is xx and deferred amount is $3,284.91.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,661.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,509.93 with an interest rate of 4.820%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as a second home.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,222.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $733.40 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2017.
According to the servicing comment dated xx/xx/2023, the foreclosure was initiated and closed. The bill process was completed. No further details provided.
No post-close bankruptcy record has been found.
Foreclosure Comments:According to the servicing comment dated xx/xx/2023, the foreclosure was initiated and closed. The bill process was completed. No further details provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2009 with a loan amount of xx. The PH shows a large transaction on xx/xx/2023 in the total amount of xx, which was applied for the due dates of xx/xx/2019 to xx/xx/2023. The current UPB is xx. As per the collection comment dated xx/xx/2023, the funds were received through HAF."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,925.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,390.51 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2018.
As per collection comment dated xx/xx/2025, the RFD is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,176.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $906.35 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2024, the RFD is an excessive obligation.
As per the comment dated xx/xx/2024, there is a payment dispute. Further details not found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2024, there is a payment dispute. Further details not found."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $744.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $600.00 with an interest rate of 8.028%. The current UPB reflected as per the payment history is xx.	Collections Comments: According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx. As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, for xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $421.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $421.33 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx, and the deferral balance is $4,516.42.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferral balance is $4,516.42.
The reason for default is not available in latest servicing comments.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2008.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,770.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,091.74 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB as per the payment history is xx.
As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2024 and from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2022 with a loan amount of xx. The PH shows a large transaction of principal payments other than P&I in each month from xx/xx/2023 to xx/xx/2025 in the total amount of xx?.00. The current UPB is xx. Treating as BWR payments based on PH and amount."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,226.10, which was applied for the due date of xx/xx/2025. The current P&I is $1,226.10 with an interest rate of 6.480%. The current UPB reflected as per the payment history is xx, and the deferred balance is $8,126.21.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,775.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,517.21 with an interest rate of 10.730%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,027.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,175.03 with an interest rate of 4.000%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for the default is excessive obligations.
As per the tape, the subject property occupancy is owner-occupied.
As per the collection comment dated xx/xx/2024, the subject property sustained roof damage in October 2023. The borrower received a claim in the amount of xx, and she confirmed repairs will be completed on the property. Subsequent CCs do not show damages.
As per the seller’s tape data, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the collection comment dated xx/xx/2024, the subject property sustained roof damage in October 2023. The borrower received a claim in the amount of xx, and she confirmed repairs will be completed on the property. Subsequent CCs do not show damages."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,207.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $479.99 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per tape, the loan was modified on xx/xx/2022.
As per tape, the subject property has been occupied by the owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, for xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025."
								* The property has unrepaired damages (Lvl 3) "As per the servicing comment dated xx/xx/2024, the borrower has filed a claim for hail damage. The date of loss is xx/xx/2024, and the borrower filed an insurance claim for the loss amount of xx. As per the comment dated xx/xx/2024, the loss draft check was received in the amount of xx on xx/xx/2024. The comment dated xx/xx/2024 states that 100% of repairs are completed."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,099.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $732.76 with an interest rate of 6.990%. The current UPB, as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the seller’s tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,429.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $742.57 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,207.91.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the tape, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,686.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,345.89 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, the reason for default is unemployment.
As per the tape data, the loan was modified on xx/xx/2020
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,327.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $286.19 with an interest rate of 4.380%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
According to collection comment dated xx/xx/2025, the RFD is mortgager's death.
According to collection comment dated xx/xx/2024, the subject property is occupied by an unknown party.
As per the seller’s tape, the loan was modified on xx/xx/2014.
  As per the collection comment dated xx/xx/2023, the borrower was on RPP approved for 5 months for $126.45 per month, which ends on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Deceased Borrower(s) (Lvl 3) "According to the collection comment dated xx/xx/2023, the borrower is deceased. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,653.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,833.60 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, for xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,058.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $538.75 with an interest rate of 2.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the seller's tape data, the loan was modified on xx/xx/2015.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No comments have been found regarding the foreclosure and bankruptcy.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,540.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,362.89 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,276.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $729.80 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,007.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $468.16 with an interest rate of 3.375%. The current UPB is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $428.83 with an interest rate of 3.375%. The current UPB reflected as per the tape data is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,316.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $785.09 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,506.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,464.05 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $878.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $357.98 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comments dated xx/xx/2025, the subject property is owner-occupied.
As per the collection comments dated xx/xx/2025, the RFD is the illness of one of the mortgagor's family members.
No details regarding the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,534.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,621.50 with an interest rate of 6.750%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
As per the comments dated xx/xx/2023 and xx/xx/2023, the borrower had filed bankruptcy under Chapter 13 with xx on xx/xx/2016. The comment dated xx/xx/2024 states that the BK case was discharged on xx/xx/2024.
No foreclosure activity has been found.
As per the comment dated xx/xx/2023, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the comments dated xx/xx/2023 and xx/xx/2023, the borrower had filed bankruptcy under Chapter 13 with xx on xx/xx/2016. The plan was confirmed on xx/xx/2017. The POC was filed on xx/xx/2017 with arrears of $9,544.91. As per the comment dated xx/xx/2023, the final cure response was filed on xx/xx/2023. As per the comment dated xx/xx/2024, the general note order determines that the debtor has cured the default and paid all required post-petition amounts to US Bank. The comment dated xx/xx/2024 states that the BK case was discharged on xx/xx/2024.	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2005 with a loan amount of xx. The PH shows a large transaction in the amount of xx in Dec-2023, which was applied for the due dates from xx/xx/2023 to xx/xx/2023. The current UPB as per the tape is xx. As per the collection comment dated xx/xx/2023, the payment was received as per the bankruptcy chapter-13 plan."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,200.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $792.03 with an interest rate of 5.980%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for the default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,289.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,022.18 with an interest rate of 8.693%. The current UPB reflected as per the payment history is xx. The deferred balance is $1,691.06.	Collections Comments:According to the servicing comments, the current status of the loan is in collections.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is the illness of the co-borrower.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the borrower was approved for a 5-month repayment plan starting from xx/xx/2025 to xx/xx/2025 in the monthly amount of $3,211.63.
As per the tape, the loan was modified. Further details were not provided.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the borrower filed bankruptcy, and the BK was discharged. Further details were not provided.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2024, the borrower filed bankruptcy, and the BK was discharged. Further details were not provided.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,115.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $754.61 with an interest rate of 7.225%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,097.06.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,097.06.
As per the collection comment dated xx/xx/2025, RFD is an excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,693.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $941.40 with an interest rate of 3.250%. The current UPB is xx, and the deferred balance is $3,547.41.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,313.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $927.18 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2022.
As per the comment dated xx/xx/2025, the foreclosure was initiated in 2025. The foreclosure sale is scheduled for xx/xx/2025. As per the comment dated xx/xx/2025, the FC file was closed due to reinstatement.
No post-close bankruptcy record has been found.

Foreclosure Comments: As per the comment dated xx/xx/2025, the foreclosure was initiated in 2025. The foreclosure sale is scheduled for xx/xx/2025. As per the comment dated xx/xx/2025, the FC file was closed due to reinstatement.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 3) "As per the collection comment dated xx/xx/2023, the borrower's income was impacted by Covid-19. Further details are not provided."
* Comment history is incomplete (Lvl 3)     "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2007 with a loan amount of xx. The PH shows a large transaction on xx/xx/2023 in the total amount of $9,074.10, which was applied for the due dates of xx/xx/2023 to xx/xx/2023. The PH shows a large transaction on xx/xx/2025 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. As per the collection comment dated xx/xx/2023 and xx/xx/2025, the loan was reinstated. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $773.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $611.09 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,079.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $738.48 with an interest rate of 7.750%. The current UPB is xx, and the deferred balance is $3,004.46.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2025, the annual installment of county taxes for 2024 has been delinquent in the amount of $1,019.75.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."	* Delinquent Taxes (Lvl 2) "As per the collection comment dated 2/19/2025, the annual installment of county taxes for 2024 has been delinquent in the amount of $1,019.75."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,937.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,048.01 with an interest rate of 5.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2023.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,600.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,206.71 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property occupancy is stated as second home
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,252.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,933.34 with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2023.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025 . The last payment was received on xx/xx/2025 in the amount of $1,848.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,535.37 with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is collections
According to payment history as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2023, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape data, the loan was modified on xx/xx/2018
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2007 with a loan amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The current UPB is xx. Unable to determine the source of payment."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month on the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,607.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $665.81 with an interest rate of 8.250%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month on the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the mod agreement was executed, and the loan was modified on xx/xx/2024.
The FC was initiated in the loan. As per the comment dated xx/xx/2024, the foreclosure was closed.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.
Foreclosure Comments:The FC was initiated in the loan. As per the comment dated xx/xx/2024, the foreclosure was closed.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,344.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,317.48 with an interest rate of 6.340%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the RFD is excessive obligation.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the loan was modified on xx/xx/2023.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $799.02 with an interest rate of 6.380%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
The reason for default is unable to be determined.
 As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,735.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,290.03 with an interest rate of 9.090%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the loan was modified.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,022.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $538.31 with an interest rate of 4.560%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
According to collection comment dated xx/xx/2025, the RFD is curtailment of income.
As per tape, the subject property is owner-occupied.
As per tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,019.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $583.25 with an interest rate of 5.141%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx, and the deferred balance is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, there was tornado damage to the property on xx/xx/2025. The claim was received in the amounts of $855.40 & $919.22. The estimated cost of repair is not available. No comments have been found regarding repair completion. Further details are not available.
The loan was modified on xx/xx/2016.
No foreclosure activity has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	4: Unacceptable	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 4) "The subject property is located in the state of MO in xx County, and the property address is xx. The property is located in a FEMA-designated disaster area that was declared for severe storms, straight-line winds, tornadoes, and flooding on 06/09/2025. As per the comment dated 09/03/2025, there was tornado damage on the property. Further details are not available.""
							* The property has unrepaired damages (Lvl 4) "As per the comment dated 09/03/2025, there was tornado damage to the property on 05/16/2025. The claim was received in the amounts of $XXXX. The estimated cost of repair is not available. No comments have been found regarding repair completion. Further details are not available."	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,271.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,008.12 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for the default is servicing problems.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,169.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,517.94 with an interest rate of 12.689%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property occupancy is stated as an investor.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,184.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,183.36 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,128.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $569.57 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,792.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,778.27 with an interest rate of 8.875%. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,722.88.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,490.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,490.23 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has been modified once since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $722.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $560.47 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2018.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Written or verbal dispute (Lvl 3) "As per the collection comment dated xx/xx/2024, the borrower disputed that he was advised to put in a written request to change the due date. Further details are not provided. No comments are found stating that the dispute matter has been resolved."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,599.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $575.66 with an interest rate of 4.000%. The current UPB is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,799.13 (PITI), which was applied for the due date of xx/xx/2023. The current P&I is $1,248.11 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,538.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,032.20 with an interest rate of 6.820%. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,594.73.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is servicing problems.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,097.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $987.90 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, for xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,447.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,094.25 with an interest rate of 4.000%. The current UPB, as per the payment history, is xx and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the seller’s tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2013.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,220.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $770.39 with an interest rate of 10.730%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
As per tape data, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $909.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $683.03 with an interest rate of 9.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,841.03.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape data, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $3,025.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,250.25 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,079.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $876.17 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details regarding the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,372.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,484.59 with an interest rate of 7.562%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per seller’s tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,172.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,382.09 with an interest rate of 5.000%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,229.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,229.60 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the occupancy of the subject property is stated as investment.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $$1,040.00(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $665.55 with an interest rate of 3.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
As per tape data, the loan was modified on xx/xx/2012.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is 2 months delinquent with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $950.10 with an interest rate of 5.000%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to the tape as of xx/xx/2025, the borrower is 2 months delinquent with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is loss of income.
As per the comment dated xx/xx/2025, the subject property occupancy is owner occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $903.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $851.32 with an interest rate of 8.990%. The current UPB reflected as per the payment history is xx and the deferred balance is $4,464.96.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,301.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,824.37 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
According to the collection comment dated xx/xx/2024, the subject property was damaged. The type of damage is to the roof, in the amount of xx.
As per the seller’s tape, the loan was modified on xx/xx/2014.
As per the collection comment dated xx/xx/2025, the RFD is unemployment.
No foreclosure activity has been found.
As per the seller’s tape, the subject property is owner occupied.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2021. The BK was dismissed on xx/xx/2023. Further details not provided.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2021. The BK was dismissed on xx/xx/2023. Further details not provided.			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "According to the collection comment dated xx/xx/2024, the subject property was damaged. The type of damage is to the roof, in the amount of xx. Unable to confirm the status of repairs. Subsequent CCs do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,638.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,402.02 with an interest rate of 3.000%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $782.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $781.21 with an interest rate of 10.500%. The current UPB is xx. The tape shows a deferred balance in the amount of $3,793.07.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The tape shows a deferred balance is $3,793.07.
As per the tape data, the loan was modified. Unable to determine the modification date.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,202.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,004.47 with an interest rate of 5.920%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is a servicer problem.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $788.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $788.06 with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx. There is a deferred balance in the amount of $3,914.29..
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. There is a deferred balance in the amount of $3,914.29.
As per the comment dated xx/xx/2025, the RFD is an excessive obligation.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the loan was modified.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $976.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $797.77 with an interest rate of 9.130%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
As per the comment dated xx/xx/2023, Bankruptcy Chapter 13 was discharged on xx/xx/2023. Further details are not provided.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2023, Bankruptcy Chapter 13 was discharged on xx/xx/2023. Further details are not provided.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, for xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,666.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,043.69 with an interest rate of 7.450%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,941.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,291.78 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,973.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,608.70 with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per collection comment dated xx/xx/2024, the RFD is death of borrower's family member.
  As per tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per the collection comment dated 9/29/2025, the property had damages on 8/26/2025. The nature of the damage and the cost of repairs are not available. The claim check was received with claim xx with the amount $XXXX Further details are not provided."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1048.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $536.82 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx. PH shows a large payment of $5,822.30 in the month of March 2025. The CC dated xx/xx/2025 shows the same amount paid by BWR.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $873.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $737.40 with an interest rate of 8.080%. The current UPB reflected as per the payment history is xx and the deferred balance is $9,861.68.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx .
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,549.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,926.07 with an interest rate of 4.990%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the comment dated xx/xx/2024, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2024, for xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The comment history is missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,046.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $901.04 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
 As per the tape, the subject property is a secondary home.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023 and xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,786.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $777.80 with an interest rate of 4.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and for xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2004 with a loan amount of xx. The PH shows a large transaction of principal payments other than P&I on xx/xx/2025 in the amount of $8213.44. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,915.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,269.52 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine RFD.
According to the seller’s data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2024, the bankruptcy was filed with case #xx. As per the collection comment dated xx/xx/2025, the bankruptcy was discharged on xx/xx/2025. Further details not found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the collection comment dated xx/xx/2024, the bankruptcy was filed with case #xx. As per the collection comment dated xx/xx/2025, the bankruptcy was discharged on xx/xx/2025. Further details not found.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,777.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,363.46 with an interest rate of 5.740%. The current UPB reflected as per the payment history is xx and deferred balance is $2,726.92.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and deferred balance is $2,726.92.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has been modified on xx/xx/2021.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the CC dated xx/xx/2022, the borrower filed bankruptcy under Chapter 7 with case xx As per the comment dated xx/xx/2023, the bankruptcy was terminated.		Servicing comment document	xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,836.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,663.75 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $616.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $343.60 with an interest rate of 4.380%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan has been modified on xx/xx/2019.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history, as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,223.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,011.85 with an interest rate of 9.090%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,218.60.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history, as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $411.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $285.58 with an interest rate of 6.130%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025, the subject property occupancy is vacant.
As per the collection comment dated xx/xx/2025, the RFD is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."
								* Property is Vacant (Lvl 3) "As per the collection comment dated xx/xx/2025, the subject property occupancy is vacant."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,597.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,193.38 with an interest rate of 11.005%. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,651.80.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,178.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,010.41 with an interest rate of 9.740%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,744.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,689.78 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx, and the deferral balance is $2,078.68.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx,
No details pertaining to the damage to the subject property have been observed.
The loan has been modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,332.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,300.29 with an interest rate of 8.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is $5,201.16.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,507.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $856.25 with an interest rate of 11.130%. The current UPB, as per the payment history, is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the seller’s tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2023, the borrower disputed the monthly payment change. As per the comment dated xx/xx/2024, the dispute was resolved.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,201.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $813.70 with an interest rate of 4.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the FC was initiated on the loan. As per the comment dated xx/xx/2025, the judgment is set for hearing. As per the comment dated xx/xx/2025, the FC was closed due to reinstatement.
According to the comment dated xx/xx/2024, the individual filed for bankruptcy under Chapter 13 with case number xx on xx/xx/2024. Further details are not provided.

Foreclosure Comments:As per the comment dated xx/xx/2024, the FC was initiated on the loan. As per the comment dated xx/xx/2025, the judgment is set for hearing. As per the comment dated xx/xx/2025, the FC was closed due to reinstatement.
Bankruptcy Comments:According to the comment dated xx/xx/2024, the individual filed for bankruptcy under Chapter 13 with case number xx on xx/xx/2024. Further details are not provided.	xx	3: Curable	* Foreclosure Delay or Contested (Lvl 3) "As per the comment dated xx/xx/2024, the contested matter was filed. Loan was reinstated 2/20/25. Downgraded to LVL3."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2013 with a loan amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2025. The current UPB is xx. As per the comment dated xx/xx/2025, the loan was reinstated"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,384.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,229.72 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
Unable to determine the reason for the default.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details regarding damage to the subject property have been observed.
As per tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, for xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $885.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $885.78 with an interest rate of 3.750%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, and for xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,876.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $877.93 with an interest rate of 4.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,248.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,248.84 with an interest rate of 8.050%. The current UPB is xx, and the deferred balance is $3,575.10.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx, and the deferred balance is $3,575.10.
Unable to determine the reason for the default.
As per the tape data, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2007.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,095.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $693.78 with an interest rate of 5.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is curtailment of income.
As per the collection comment dated xx/xx/2025, the subject property occupancy is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2024, the loan was modified on xx/xx/2024.
As per the collection comment dated xx/xx/2024, the foreclosure was initiated. As per the collection comment dated xx/xx/2025, the complaint was filed on xx/xx/2025. As per the collection comment dated xx/xx/2025, the foreclosure has been closed due to loan modification.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the collection comment dated xx/xx/2024, the foreclosure was initiated. As per the collection comment dated xx/xx/2025, the complaint was filed on xx/xx/2025. As per the collection comment dated xx/xx/2025, the foreclosure has been closed due to loan modification.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
* Deceased Borrower(s) (Lvl 3)     "As per the collection comment dated xx/xx/2024, the borrower xx is deceased."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2002 with a loan amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The current UPB is xx. As per the collection comment dated xx/xx/2025, the funds were received through HAF."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,013.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,565.61 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the subject property occupancy is stated as an investor.
  No details pertaining to the damage to the subject property have been observed.
 No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection of comments is available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,724.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,724.18 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,274.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,259.11 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
As per the tape, the borrower filed bankruptcy under Chapter 13 with the case #xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the tape, the borrower filed bankruptcy under Chapter 13 with the case #xx. No further details found.
					xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,295.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $730.69 with an interest rate of 4.125%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape data, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,480.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,113.27 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx. As per the collection comment dated xx/xx/2024, the payments made in Dec 2024 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,333.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $637.20 with an interest rate of 7.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $483.44 with an interest rate of 4.125%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,693.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,377.33 with an interest rate of 9.240%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx, and the deferred balance is xx.
Unable to determine the reason for the default.
As per the tape data, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
As per the tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,362.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $975.54 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,080.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $588.39 with an interest rate of 4.625%. The current UPB reflected as per payment history is xx and the deferred balance is $9,786.38.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2021.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the reason for default is extended problems.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,207.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,029.41 with an interest rate of 4.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
As per the tape data, the loan was modified on xx/xx/2016.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the borrower filed bankruptcy under chapter 13 on xx/xx/2019 with the case #xx. The case was discharged on xx/xx/2024. No further details have been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2024, the borrower filed bankruptcy under chapter 13 on xx/xx/2019 with the case #xx The case was discharged on xx/xx/2024. No further details have been found.			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2007 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. As per the collection comment dated xx/xx/2024, the payments were received through chapter-13 BK payment plan."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $601.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $430.88 with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
As per the servicing comment, the borrower filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2019. As per the servicing comment dated xx/xx/2024, the arrears were paid in full. As per the servicing comment dated xx/xx/2024, the BK was discharged on xx/xx/2024. Further details were not provided.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the servicing comment, the borrower filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2019. As per the servicing comment dated xx/xx/2024, the arrears were paid in full. As per the servicing comment dated xx/xx/2024, the BK was discharged on xx/xx/2024. Further details were not provided.			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,471.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $915.00 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
As per comment dated xx/xx/2025, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,658.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,658.00 with an interest rate of 8.930%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the loan was modified on xx/xx/2021.
As per servicing comment dated xx/xx/2025, the reason for default is curtailment of income.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,601.98 with an interest rate of 5.860%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.
As per the collection comment dated xx/xx/2024, xx/xx/2025, the payments made in the month of Oct 2024 and Apr 2025 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is excessive obligations.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2023.
As per the collection comment dated xx/xx/2023, foreclosure was initiated on the loan in 2023. As per the collection comment dated xx/xx/2024, the foreclosure was closed due to reinstatement of the loan.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the collection comment dated xx/xx/2023, foreclosure was initiated on the loan in 2023. As per the collection comment dated xx/xx/2024, the foreclosure was closed due to reinstatement of the loan.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2007 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. As per the collection comment dated xx/xx/2024, the borrower reinstated the loan."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $645.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $645.16 with an interest rate of 7.100%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the loan was modified.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per servicing comment dated xx/xx/2025, the subject property is occupied by unknown person.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,260.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $510.41 with an interest rate of 9.100%. The current UPB reflected as per the payment history is xx, and the deferred balance is $879.94.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $879.94.
Unable to determine RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $386.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $139.43 with an interest rate of 4.250%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the collection comment dated xx/xx/2024, the subject property occupancy is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2023, the borrower,xx, filed bankruptcy under Chapter 13 with case xx on xx/xx/2023. As per the collection comment dated xx/xx/2023, the proof of claim was filed on xx/xx/2023. As per the collection comment dated xx/xx/2025, the Chapter 13 plan was confirmed on xx/xx/2024 for 60 months with the monthly payment of $870.00. The BK is active.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the collection comment dated xx/xx/2023, the borrower,xx, filed bankruptcy under Chapter 13 with case #xx on xx/xx/2023. As per the collection comment dated xx/xx/2023, the proof of claim was filed on xx/xx/2023. As per the collection comment dated xx/xx/2025, the Chapter 13 plan was confirmed on xx/xx/2024 for 60 months with the monthly payment of $870.00. The BK is active.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $949.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $747.88 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is a servicing problem.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the BK was discharged. Unable to determine the further details.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the comment dated xx/xx/2025, the BK was discharged. Unable to determine the further details.

					xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,328.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $835.07 with an interest rate of 7.125%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB isxx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,075.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $630.86 with an interest rate of 8.900%. The current UPB reflected as per the payment history is xx. As per the tape deferral balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,777.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,593.24 with an interest rate of 7.890%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,800.95.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the collection comments dated xx/xx/2025, the RFD is an excessive obligation.
No details regarding the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $870.61 with an interest rate of 3.000%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller's tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,949.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,671.52 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx, and the deferral amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
According to the servicing comment dated xx/xx/2023, loan modification was approved.
According to the servicing comment dated xx/xx/2023, the foreclosure hold is closed.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:According to the servicing comment dated xx/xx/2023, the foreclosure hold is closed. Further details are not provided.

		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,933.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,513.37 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,686.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,686.55 with an interest rate of 5.490%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per tape, the subject property has been occupied by the owner.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,566.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,126.52 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, BK was filed under chapter 13, which was dismissed. No further details available.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2024, BK was filed under chapter 13, which was dismissed. No further details available.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,198.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $843.38 with an interest rate of 7.999%. The current UPB is xx and the deferred balance is $2,173.14.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is unemployment.
As per the tape, the loan was modified.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $959.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $607.22 with an interest rate of 6.460%. The current UPB reflected as per the payment history is xx, and the deferred amount is $4,544.37.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, reflected as per the payment history, is xx, and the deferred amount is $4,544.37.
The RFD is unable to be determined.
As per the tape data, the loan has been modified.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,286.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $676.89 with an interest rate of 6.000%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the loan was modified on xx/xx/2022.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,489.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,489.78 with an interest rate of 6.720%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the seller’s tape, the occupancy of the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,125.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $655.89 with an interest rate of 3.937%. The current UPB reflected as per the payment history is xx and deferred balance is $850.38.	Collections Comments:According to the servicing comments, the loan is currently performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and deferred balance is $850.38.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $638.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $638.31 with an interest rate of 12.625%. The current UPB reflected as per the payment history is xx, and the deferred balance is $875.60.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The reason for default is unable to be determined.
As per the tape, the subject property is owner-occupied.
As per the seller's tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $767.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $395.16 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $985.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $521.48 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments: According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2022.
  No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $553.34 with an interest rate of 5.250%. The current UPB reflected as per the tape data is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2023, the loan was modified on xx/xx/2023.
As per the servicing comments, the foreclosure was initiated on the loan. As per the comment dated xx/xx/2023, the foreclosure was closed due to the loan modification. Further details not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the servicing comments, the foreclosure was initiated on the loan. As per the comment dated xx/xx/2023, the foreclosure was closed due to the loan modification. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,585.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,165.79 with an interest rate of 7.625%. The current UPB, reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the tape data, the subject property is occupied by an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,563.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,674.74 with an interest rate of 7.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,052.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $732.01 with an interest rate of 2.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $716.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $282.79 with an interest rate of 3.375%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx, and the deferred balance is xx.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the subject property was damaged due to wind, and the borrower received loss draft check #56741 in the amount of $1,651.32 on xx/xx/2025. No details are available regarding the current condition of the subject property.
As per the tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,663.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,050.53 with an interest rate of 9.00%. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,168.11.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2023.
As per the collection comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. The complaint was filed on xx/xx/2025. The foreclosure sale is scheduled for xx/xx/2025. As per the collection comment dated xx/xx/2025, the FC file was closed due to reinstatement.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the collection comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. The complaint was filed on xx/xx/2025. The foreclosure sale is scheduled for xx/xx/2025. As per the collection comment dated xx/xx/2025, the FC file was closed due to reinstatement.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2017 with a loan amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The current UPB is xx. As per the collection comment dated xx/xx/2025, the loan was reinstated."
								* Recent Foreclosure Sale - Need Update (Lvl 3) "As per the collection comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. The complaint was filed on xx/xx/2025. The foreclosure sale is scheduled for xx/xx/2025. As per the collection comment dated xx/xx/2025, the FC file was closed due to reinstatement."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,676.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,647.09 with an interest rate of 9.14%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,146.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,760.85 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for default is payment dispute.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."
								* Written or verbal dispute (Lvl 3) "As per the collection comment dated xx/xx/2024, there is a payment dispute. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,333.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $890.38 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,076.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $683.96 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, currently the subject property is occupied by an unknown party.
As per the seller’s tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per collection comment dated xx/xx/2025 RFD is mortgagor's illness.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,141.82 with an interest rate of 4.125%. The current UPB reflected as per the tape is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
As per the collection comment dated xx/xx/2024 the reason for default is excessive obligation.
As per tape data, the subject property is owner-occupied.
According to the collection comment dated xx/xx/2024, the property had an unexpected plumbing issue. The repair cost is 21K. unable to determine repair completion.
As per tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $860.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $712.57 with an interest rate of 3.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2016.
As per the collection comment dated xx/xx/2024, the reason for default is unemployment due to the pandemic.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Borrower's Income is impacted by Covid-19 (Lvl 3) "As per the comment dated xx/xx/2024, the borrower's income was impacted by Covid-19. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $801.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $325.81 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The reason for default is unable to be determined.
As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $506.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $347.09 with an interest rate of 5.172%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
As per the tape data, the loan was modified on xx/xx/2016.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the FC was initiated on the loan. As per the comment dated xx/xx/2024, the FC hearing is scheduled for xx/xx/2024. As per the comment dated xx/xx/2024, the sale is scheduled on xx/xx/2024. As per the comment dated xx/xx/2024, the FC was closed due to reinstatement.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2024, the FC was initiated on the loan. As per the comment dated xx/xx/2024, the FC hearing is scheduled for xx/xx/2024. As per the comment dated xx/xx/2024, the sale is scheduled on xx/xx/2024. As per the comment dated xx/xx/2024, the FC was closed due to reinstatement.
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,672.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $854.49 with an interest rate of 2.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per collection comment dated xx/xx/2025 RFD is excessive obligation.
As per collection comment dated xx/xx/2025 property is occupied by unknown.
According to the collection comment dated xx/xx/2024, the property has a roof damage. The comment dated for the repair amount is unavailable, and we are unable to determine that the repairs are completed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "According to the collection comment dated xx/xx/2024, the property has a roof damage. The comment dated for the repair amount is unavailable, and we are unable to determine that the repairs are completed. Subsequent comments do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $666.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $666.69 with an interest rate of 6.680%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,310.60.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and deferred balance is $1,310.60.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,949.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,209.52 with an interest rate of 7.500%. The current UPB, as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property occupancy is a secondary home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, for xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $871.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $677.15 with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $836.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $622.53 with an interest rate of 3.750%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $533.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $533.19 with an interest rate of 10.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is $5,553.36.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB as per the tape is xx.  Unable to determine the reason for the default.
As per tape, the subject property is a secondary home.
No details regarding damage to the subject property have been observed.
As per tape, the loan was modified on xx/xx/2021.
  No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $315.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $189.34 with an interest rate of 3.680%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $989.78, which was applied for the due date of xx/xx/2025. The current P&I is $989.78 with an interest rate of 10.050%. The current UPB reflected as per the payment history is xx, and the deferred balance is $989.78. As per the comment dated xx/xx/2024 , xx/xx/2025 and xx/xx/2025, the payments made in the months of July 2024, January 2025 and June 2025 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,857.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,482.26 with an interest rate of 10.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $329.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $245.59 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the comment dated xx/xx/2024, there is a payment dispute. Further details not provided.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2024, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,084.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,169.00 with an interest rate of 6.00%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
As per the seller’s tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The payment history is missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,314.91 (PITI), which was applied for the due date of 0xx/xx/2025. The current P&I is $766.91 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller tape the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 months and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,890.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,934.76 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 months and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per tape date, the loan was modified on xx/xx/2022.
No post-close bankruptcy record has been found.
As per tape data, the occupancy of subject property is second home.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,105.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $492.11 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx, with a deferred balance of $2,080.31.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is the illness of borrower.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $6,183.60 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for the default.
As per tape data, the property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,564.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,861.38 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, and from xx/xx/2024 to xx/xx/2024. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,350.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $921.10 with an interest rate of 10.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,536.70.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,433.30, which was applied for the due date of xx/xx/2025. The current P&I is $1,433.30 with an interest rate of 10.690%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in bankruptcy.
According to payment history as of xx/xx/2025, the borrower current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2025, the borrower filed bankruptcy under Chapter 13 with the case # xx on xx/xx/2021. The bankruptcy is still active.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the collection comment dated xx/xx/2025, the borrower filed bankruptcy under Chapter 13 with the case # xx on xx/xx/2021. As per the collection comment dated xx/xx/2025, POC was filed, and the chapter 13 plan filed on xx/xx/2021 was confirmed on xx/xx/2022. The borrower will pay the trustee $2,900.00 for 60 months. The bankruptcy is still active.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,068.95 (PITI), which was applied for the due date of 0xx/xx/2025. The current P&I is $1,180.66 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,729.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,250.74 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,527.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,043.71 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
 As per the tape data, the loan was modified on xx/xx/2021.
As per the collection comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. The foreclosure sale is scheduled for xx/xx/2024. As per the collection comment dated xx/xx/2024, the sale was held, and the subject property was sold to the third party “xx” with a successful bid amount of xx. As per the collection comment dated xx/xx/2024, the court rescinded the foreclosure sale. As per the collection comment dated xx/xx/2025, the FC was closed on xx/xx/2025.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the collection comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. The foreclosure sale is scheduled for xx/xx/2024. As per the collection comment dated xx/xx/2024, the sale was held, and the subject property was sold to the third party “xx” with a successful bid amount of xx. As per the collection comment dated xx/xx/2024, the court rescinded the foreclosure sale. As per the collection comment dated xx/xx/2025, the FC was closed on xx/xx/2025.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2007 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2022 to xx/xx/2024. PH shows another transaction on xx/xx/2025 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The current UPB is xx. As per the collection comment dated xx/xx/2024 and xx/xx/2025, the loan has been reinstated."	* The foreclosure is contested by Borrower/ interested party (Lvl 2) "As per the collection comment dated 3/27/2024, the borrower contested the foreclosure on 3/27/2024 to object to the sale and motion to vacate the foreclosure sale. As per the collection comment dated 5/23/2024, the contested matter was resolved on 5/23/2024. Further details not found."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $547.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $540.04 with an interest rate of 11.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,050.92.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
Unable to determine the reason for default.
As per the tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,009.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $453.49 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx and deferred balance is $2,267.45.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
As per tape data, the loan has been modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $635.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $233.47 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,206.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,206.67 with an interest rate of 7.130%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
 As per tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $455.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $322.18 with an interest rate of 5.865%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2019.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,371.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,450.22 with an interest rate of 2.880%. The current UPB is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,443.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $785.27 with an interest rate of 4.050%. The current UPB reflected as per the payment history is xx and the deferred balance is $858.58.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $608.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $608.37 with an interest rate of 11.750%. The current UPB reflected as per the payment history is xx and the deferred balance is $7,023.84.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the reason for the default
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,612.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,612.26 with an interest rate of 4.125%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,075.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,210.48 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $464.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $242.93 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2023, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
As per collection comment dated xx/xx/2023, the borrower filed bankruptcy under Chapter 13 with case #xx. As per the collection comment dated xx/xx/2024, the bankruptcy chapter 13 was converted into chapter 07. As per the collection comment dated xx/xx/2024, the bankruptcy was terminated on xx/xx/2024. Further details are not provided.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per collection comment xx/xx/2023, the borrower filed bankruptcy under Chapter 13 with case #xx. As per the collection comment dated xx/xx/2024, the bankruptcy chapter 13 was converted into chapter 07. As per the collection comment dated xx/xx/2024, the bankruptcy was terminated on xx/xx/2024. Further details are not provided.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,062.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,223.93 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $520.28 (PITI), which was applied for the due date of xx/xx/2026. The current P&I is $520.28 with an interest rate of 2.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
  As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2024 and for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $691.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $524.76 with an interest rate of 10.515%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the loan was modified on xx/xx/2019.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,724.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,896.04 with an interest rate of 5.625%. The current UPB is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,610.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,665.91 with an interest rate of 7.990%. The current UPB reflected as per the payment history is xx, and the deferred amount is $1,409.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the collection comments dated xx/xx/2024, the RFD is an excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4118.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4118.69 with an interest rate of 3.130%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $797.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $478.85 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,074.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,254.80 with an interest rate of 6.330%. The current UPB is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and the deferred balance is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2009.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2023, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,023.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,082.37 with an interest rate of 6.730%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,022.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,617.04 with an interest rate of 5.990%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,608.48 (interest & escrow), which was applied for the due date of xx/xx/2025. The current interest-only payment is $1,359.38 with an interest rate of 10.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the occupancy of the subject property is stated as investment.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,391.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $632.88 with an interest rate of 4.880%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $577.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $577.75 with an interest rate of 5.236%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the RFD.
As per the tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $449.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $449.55 with an interest rate of 4.615%. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,711.41.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine RFD.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $428.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $367.40 and the interest rate is 10.130%. The current UPB reflected as per the payment history is xx and the deferred balance is $25.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $25.00.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,685.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,083.27 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller's tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,600.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $718.21 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,126.44.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,308.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $961.40 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,117.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,599.14 with an interest rate of 7.625%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,409.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,213.79 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower has been delinquent for 02 month, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,914.59 with an interest rate of 5.750%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to the tape as of xx/xx/2025, the borrower has been delinquent for 02 month, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2024, the subject property occupancy is owner-occupied.
As per the comment dated xx/xx/2024, the borrower's income was impacted by Covid-19.
As per the tape data, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 3) "As per the comment dated xx/xx/2024, the borrower's income was impacted by Covid-19."
								* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,328.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $939.08 with an interest rate of 3.125%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and for xx/xx/2025 and xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $737.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $479.05 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
As per the tape, the borrower filed bankruptcy under chapter 13 with case #xx on xx/xx/2022. No further details are available.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the tape, the borrower filed bankruptcy under chapter 13 with case #xx on xx/xx/2022. No further details are available.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,676.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $976.22 with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,020.90.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is excessive obligation.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details regarding damage to the subject property have been observed.
As per tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,661.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $6,335.64 with an interest rate of 8.990%. The current UPB reflected as per the payment history is xx, and the deferral balance is $9,043.20.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,642.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,978.46 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,794.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,206.81 with an interest rate of 8.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,858.33 (PITI), which was applied for the due date of 0xx/xx/2025. The current P&I is $572.92 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,145.84.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comments dated xx/xx/2024, the subject property is owner-occupied.
As per the collection comments dated xx/xx/2024, the RFD is the illness of the borrower.
As per the collection comments dated xx/xx/2025, the subject property was damaged due to a tornado and needs to have house repairs done. No details are available regarding estimated repair cost.
As per the seller’s tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the collection comments dated xx/xx/2025, the subject property was damaged due to a tornado and needs to have house repairs done. No details are available regarding estimated repair cost. The subsequent CCs do not show damages.""											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,004.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $809.26 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,940.15.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $800.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $800.77 with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $587.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $587.43 with an interest rate of 5.250%. The current UPB reflected as per the tape is xx, and the deferred balance is $1,181.20.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx, and the deferred balance is $1,181.20.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the collection comments dated xx/xx/2024, the subject property is damaged due to hail. The borrower received the claimed check in the amount of xx on xx/xx/2024. No comments have been found regarding the estimated cost of repairs. Subsequent CCs do not show any damages."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $612.12 with an interest rate of 6.625%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the RFD is the death of the mortgagor.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the loan modification was completed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $2,816.95 with an interest rate of 6.375%. The current UPB is xx, and the deferred balance is $5,576.13.	Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are missing from xx/xx/2023 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $2,023.50 with an interest rate of 3.279%. The current UPB reflected as per the tape data is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
Unable to determine RFD.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,939.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,272.99 with an interest rate of 5.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape data, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,409.53 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,320.99 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx and the deferred balance is xx.
Unable to determine the reason for the default.
As per the collection comment dated xx/xx/2024, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2019.
As per the collection comment dated xx/xx/2024, foreclosure was initiated. As per the collection comment dated xx/xx/2024, the sale was scheduled for xx/xx/2024. As per the collection comment dated xx/xx/2024, the attorney confirmed the file was closed. As per the comment dated xx/xx/2025, the loan was reinstated.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the collection comment dated xx/xx/2024, foreclosure was initiated. As per the collection comment dated xx/xx/2024, the sale was scheduled for xx/xx/2024. As per the collection comment dated xx/xx/2024, the attorney confirmed the file was closed. As per the comment dated xx/xx/2025, the loan was reinstated.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,694.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,359.53 with an interest rate of 8.550%. The current UPB reflected as per the payment history is xx and the deferred balance is $9,446.62.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $9,446.62.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
As per tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $733.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $731.78 with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx and deferred balance is $2,482.46.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the reason for the default curtailment of income.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape, the loan was modified on xx/xx/2008.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,768.25 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,148.08 with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,360.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,434.87 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025 and for xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,770.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,389.35 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
  No details pertaining to the damage to the subject property have been observed.
 No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $542.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $471.39 with an interest rate of 8.875%. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,380.53.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property occupancy is stated as an investor.
As per the tape, the loan was modified.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $722.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $485.47 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx, and the deferred amount is $6,783.95.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comments dated xx/xx/2023, excessive obligation.
As per the collection comments dated xx/xx/2024, the occupancy of the subject property is a secondary home.
No details regarding the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $576.96 with an interest rate of 4.875%. The current UPB reflected as per the tape data is xx, and the deferred balance is $6,669.04.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is xx, and the deferred balance is $6,669.04.
As per the seller's tape data, the loan was modified on xx/xx/2021.
As per the seller's tape data, the subject property is vacant.
No details pertaining to the damage to the subject property have been observed.
No comments have been found regarding the foreclosure and bankruptcy.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* Property is Vacant (Lvl 3) "As per the seller's tape data, the subject property is vacant."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,735.74 with an interest rate of 4.625%. The current UPB reflected as per the tape data is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $8,497.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,490.04 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2022 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2024. The current UPB is xx. Downgraded to LVL3 and treating as BWR payments."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $920.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $787.83 with an interest rate of 5.25%. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,372.05.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
  No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,986.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,708.10 with an interest rate of 9.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The reason for default is unable to be determined.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,500.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,904.99 with an interest rate of 6.480%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
According to the servicing comment dated xx/xx/2025, the reason for the default is excessive obligations.
As per the tape, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the property has roof damage, and the estimated cost of repair is in the amount of $1,500.00. As per the collection comment dated xx/xx/2025, the repairs for the subject property are done.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the collection comment dated xx/xx/2025, the property has roof damage, and the estimated cost of repair is in the amount of $1,500.00. As per the collection comment dated xx/xx/2025, the repairs for the subject property are done."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,050.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $920.09 with an interest rate of 6.810%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the occupancy of the subject property is stated as an investor.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $912.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $912.88 with an interest rate of 11.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,346.62.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,346.62.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
As per tape date, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $889.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $889.11 with an interest rate of 8.990%. The current UPB is xx and the deferred balance is $3,534.91.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2018.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,451.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $839.81 with an interest rate of 8.140%. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,768.64.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
Unable to determine the reason for the default.
  As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
As per tape, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,211.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,584.94 with an interest rate of 3.500%. The PH shows a large transaction of principal payments other than P&I in the total amount of xx, which was applied from xx/xx/2024 to xx/xx/2025. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The PH shows a large transaction of principal payments other than P&I in the total amount of xx, which was applied from xx/xx/2024 to xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The comment history is missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,446.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,843.20 with an interest rate of 3.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,014.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,381.59 with an interest rate of 11.125%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,829.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,829.11 with an interest rate of 4.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,504.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $843.29 with an interest rate of 10.750%. The current UPB is xx and the deferred balance is $3,680.25.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2018.
No details pertaining to the damage to the subject property have been observed.
According to the servicing comment dated xx/xx/2025, there is a payment dispute. Further details not provided.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2025, RFD is a borrower dispute with the lender.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Written or verbal dispute (Lvl 3) "According to the servicing comment dated xx/xx/2025, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,706.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,064.23 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is $5,861.94.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,994.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $948.61 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,407.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,344.58 with an interest rate of 7.007%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2024, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $833.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $615.96 with an interest rate of 9.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the comment dated xx/xx/2024, the loan was modified on 0xx/xx/2024.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2023, the foreclosure was initiated in 2023. As per the comment dated xx/xx/2023, foreclosure was on hold due to loan modification. As per the comment dated xx/xx/2023, the foreclosure was closed due to the loss mitigation workout completed. Further details not provided.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated in 2023. As per the comment dated xx/xx/2023, foreclosure was on hold due to loan modification. As per the comment dated xx/xx/2023, the foreclosure was closed due to the loss mitigation workout completed. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,707.08 with an interest rate of 5.990%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller's tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,268.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $878.13 with an interest rate of 4.125%. The current UPB reflected as per the tape is xx and the deferred balance is $9,117.92.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per tape data, the property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,010.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $861.44 with an interest rate of 2.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,265.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $844.38 with an interest rate of 4.250%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2011.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan. As per the comment dated xx/xx/2025, the foreclosure was closed due to loan was reinstated.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the subject property needs repairs. No estimated cost is available. No status of completion of repairs. Further details are not provided.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan. As per the comment dated xx/xx/2025, the foreclosure was closed due to loan was reinstated.
Bankruptcy Comments:Not Applicable	xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per the comment dated 6/18/2025, the subject property needs repairs. The estimated cost and type of repair is not available. No information has been found regarding completion of repairs."	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2007 with a loan amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of $6,239.75, which was applied for the due dates of xx/xx/2025 to xx/xx/2025. The current UPB is xx. As per the comment dated xx/xx/2025, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,413.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $955.41 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,668.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,966.40 with an interest rate of 6.00%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the loan is currently performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, reflected as per the payment history, is xx.
As per the comment dated xx/xx/2024, the reason for default is the death of a family member.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2024, the foreclosure was initiated with the loan in 2024. As per the servicing comment dated xx/xx/2024, a complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2024, the loan was reinstated. Further details are not provided.
As per the tape, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the servicing comment dated xx/xx/2024, the foreclosure was initiated with the loan in 2024. As per the servicing comment dated xx/xx/2024, a complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2024, the loan was reinstated. Further details are not provided.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2025, for xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2007 with a loan amount of xx. The PH shows a large transaction of principal payments on xx/xx/2024 in the amount of xx. As per the comment dated xx/xx/2024, the loan was reinstated. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $829.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $513.60 with an interest rate of 3.125%. The current UPB reflected as per payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The deferred balance is xx.
As per the tape, the loan was modified on xx/xx/2022.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,144.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,413.47 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2024, the RFD is a payment dispute.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the bankruptcy was filed on xx/xx/2015 with case #xx and discharged on xx/xx/2019. Further details not found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the comment dated xx/xx/2025, the bankruptcy was filed on xx/xx/2015 with case #xx and discharged on xx/xx/2019. Further details not found.	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2024, there is a payment dispute. Further details not found."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,742.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,479.68 with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the RFD is excessive obligations.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2014.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan on xx/xx/2023. The FC sale was scheduled for xx/xx/2024. As per the comments dated xx/xx/2024 and xx/xx/2024, the FC was closed on xx/xx/2024 due to loan reinstatement.
As per the comment dated xx/xx/2023, there was a BK filed with a Chapter 7 plan. As per the comment dated xx/xx/2024, the BK was discharged. Further details are not provided.

Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan on xx/xx/2023. As per the comment dated xx/xx/2023, the notice of sale was issued on xx/xx/2023. As per the comment dated xx/xx/2023, the FC sale was scheduled for xx/xx/2024. As per the comment dated xx/xx/2024, the FC was placed on hold due to awaiting funds for post-reinstatement. As per the comments dated xx/xx/2024 and xx/xx/2024, the FC was closed on xx/xx/2024 due to loan reinstatement.
Bankruptcy Comments:As per the comment dated xx/xx/2023, there was a BK filed with a Chapter 7 plan. As per the comment dated xx/xx/2024, the BK was discharged. Further details are not provided.	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2024. The collection comments are missing from xx/xx/2024 to xx/xx/2024."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2008 with a loan amount of xx. PH shows a large transaction in the amount of xx on xx/xx/2024, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. As per the collection comment dated xx/xx/2024, HAF funds received. The current unpaid principal balance is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,655.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,604.92 with an interest rate of 6.650%. The current UPB reflected as per the payment history is xx and the deferred balance is $2,929.28.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape, the subject property is owner-occupied.
Unable to determine the reason for the default.
 As per tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,402.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $958.42 with an interest rate of 4.250%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,316.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,023.52 with an interest rate of 6.175%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,226.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $581.69 with an interest rate of 6.630%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the reason for default is the borrower is deceased.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the borrower filed bankruptcy under Chapter 13 with case #xx, and the bankruptcy was discharged. Further details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the comment dated xx/xx/2025, the borrower filed bankruptcy under Chapter 13 with case xx and the bankruptcy was discharged. Further details are not available.	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2024, the borrower is deceased. The date of death is not found in the collection comments."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,924.14, which was applied for the due date of xx/xx/2025. The current P&I is $1,475.40 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $638.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $638.79 with an interest rate of 13.625%. The current UPB reflected as per the tape is xx, and the deferred balance is $5,451.55.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx and the deferred balance is $5,451.55.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from xx/xx/2023 to xx/xx/2024, for xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The comment history is missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $598.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $363.02 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,588.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,285.49 with an interest rate of 6.625%. The current UPB reflected as per payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The deferred balance is xx.
As per the tape, the loan was modified on xx/xx/2023.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,420.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1246.10, with an interest rate of 8.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
According to the servicing comment dated xx/xx/2024, the RFD is a payment dispute.
As per tape data, the loan was modified on xx/xx/2017.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2024, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $1,446.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,073.04 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,624.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $844.39 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,484.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,151.24 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025 and xx/xx/2025, the payments made in the month of Apr 2025 and May 2025 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,435.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,788.08 with an interest rate of 5.375%. The current UPB reflected as per the payment history is xx.The deferred balance is $5,081.85.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $969.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $587.24 with an interest rate of 2.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2024, the property is occupied by an ‘unknown’ party.
As per the comment dated xx/xx/2024, the RFD is illness of the borrower.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,120.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,576.49 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner occupied.
As per the tape, the loan was modified on xx/xx/2023. As per comment dated xx/xx/2023, the modified new principal balance is xx. The monthly P&I is $2,576.49 with an interest rate of 7.375%.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, for xx/xx/2024, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,209.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $934.96 with an interest rate of 8.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
  As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,390.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $911.83 with an interest rate of 3.380%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
According to the servicing comment dated xx/xx/2024, the RFD is a payment dispute. According to the servicing comment dated xx/xx/2024, the borrower wants to file a case against the lender for harassment. Further details not provided.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."
								* Written or verbal dispute (Lvl 3) "According to the servicing comment dated xx/xx/2024, there is a payment dispute. According to the servicing comment dated xx/xx/2024, the borrower wants to file a case against the lender for harassment. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,117.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $797.03 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,112.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,315.35 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
According to the collection comment dated xx/xx/2024, the property has water damage, and the date of loss was xx/xx/2024. The comment dated xx/xx/2024 shows that the borrower received the claim check in the amount of xx. Unable to determine whether the repairs have been completed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, the subject property current occupancy is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "According to the collection comment dated 2/8/2024, the property has water damage, and the date of loss was 1/17/2024. The comment dated 2/8/2024 shows that the borrower received the claim check in the amount of $XXXX. Unable to determine whether the repairs have been completed."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,361.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,096.22 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,267.66.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $791.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $397.89 with an interest rate of 3.38%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025.""											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $2,016.51 with an interest rate of 6.750%. The current UPB as per the tape is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx and deferred balance is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,562.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,685.98 with an interest rate of 6.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for the default is excessive obligations.
As per the tape, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,463.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,275.64 with an interest rate of 8.040%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2020.
As per the servicing comment dated xx/xx/2023, the borrower was approved for a 6-month repayment plan from xx/xx/2023 to xx/xx/2025 in the amount of $2,328.92.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,317.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,562.24 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx and deferred balance is $1,562.24.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and deferred balance is $1,562.24.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller's tape, the property is owner occupied.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The comments are missing from xx/xx/2024 to xx/xx/2024."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2006 with a loan amount of xx. The PH shows a large transaction on xx/xx/2023 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2023. The current UPB is xx. As per the collection comment dated xx/xx/2023, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received is xx/xx/2025 in the amount of $1,486.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $839.35 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx. As per the comment dated xx/xx/2024, the payments made in May 2024 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
According to the collection comment dated xx/xx/2025 reason for default is excessive obligations.
As per the collection comment dated xx/xx/2025, currently the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has been modified since origination.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,294.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,684.28 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.
As per the servicing comment dated xx/xx/2025, the reason for default is curtailment in income.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,255.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,072.14 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,262.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,677.50 with an interest rate of 10.990%. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,192.28.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified. Unable to determine the modification date.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,553.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,868.30 with an interest rate of 4.625%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $3,556.44 with an interest rate of 6.625%. The current UPB reflected as per the tape is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to tape as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $888.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $888.75 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
  As per the tape, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,128.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $800.84 with an interest rate of 7.189%. The current UPB reflected as per the payment history is xx. As tape data, the deferral amount is $8,008.40.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025 the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,298.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,996.84 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the borrower's income was impacted by Covid-19
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Borrower's Income is impacted by Covid-19 (Lvl 3) "As per the comment dated xx/xx/2024, the borrower's income was impacted by Covid-19."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,108.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,108.26 with an interest rate of 6.390%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details regarding the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2008.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,221.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $747.99 with an interest rate of 4.500%. The current UPB is xx. As per the tape, the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. As per the tape, the deferred balance is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the collection comment dated xx/xx/2024, the subject property has unknown occupancy.
No details regarding damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $570.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $570.87 with an interest rate of 6.150%. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,150.02.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,690.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,287.60 with an interest rate of 8.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for the default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,123.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $695.52 with an interest rate of 6.420%. The current UPB is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the reason for default is payment dispute.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* Written or verbal dispute (Lvl 3) "As per the collection comment dated xx/xx/2025, there is a payment dispute. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,023.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,023.61 with an interest rate of 7.550%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
Unable to determine the reason for the default.
As per the tape, the loan was modified.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $950.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $635.88 with an interest rate of 8.730%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,553.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,539.37 with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $580.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $265.50 with an interest rate of 4.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per collection comments dated xx/xx/2025, the reason for default is the illness of the borrower.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
As per the collection comments dated xx/xx/2023, the bankruptcy was filed under Chapter 13 with the case # xx on xx/xx/2019. The BK was discharged on xx/xx/2024. Further details are not provided.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:The bankruptcy was filed under Chapter 13 with the case # xx on xx/xx/2019. The BK was discharged on xx/xx/2024. Further details are not provided.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,844.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,430.56 with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current P&I is $1,430.56 with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
As per the servicing comment dated xx/xx/2025, the borrower filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2025. As per the servicing comment dated xx/xx/2025, the BK was terminated on xx/xx/2025. No further information found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the servicing comment dated xx/xx/2025, the borrower filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2025. As per the servicing comment dated xx/xx/2025, the BK was terminated on xx/xx/2025. No further information found.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, for xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,084.53, which was applied for the due date of xx/xx/2025. The current P&I is $1,084.53 with an interest rate of 7.170%. The current UPB is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property is stated as second home.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,257.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,738.53 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
As per tape, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,200.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,910.69 with an interest rate of 3.500%. The current UPB is xx and the deferred balance is $3,821.38.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx and the deferred balance is $3,821.38.
As per the tape data, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2020.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,546.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $956.08 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, current occupancy is owner occupied.
As per the collection comment dated xx/xx/2023, RFD is an excessive obligation.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,209.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,031.02 with an interest rate of 11.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property occupancy is stated as an investor.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,415.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,196.82 with an interest rate of 3.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, and for xx/xx/2024. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from 1xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,334.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $937.86 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
According to the collection comment, the borrower filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2025. The chapter 13 plan filed on xx/xx/2025 was confirmed on xx/xx/2025. The debtor shall pay to the trustee the amount of $1,200.83 per month for 60 months. Unable to determine the current status of the bankruptcy.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:According to the collection comment, the borrower filed bankruptcy under Chapter 13 on xx/xx/2025 with the case #xx. The chapter 13 plan filed on xx/xx/2025 was confirmed on xx/xx/2025. The debtor shall pay to the trustee the amount of $1,200.83 per month for 60 months. Unable to determine the current status of the bankruptcy.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $996.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $579.15 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
 No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,648.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,835.84 with an interest rate of 3.750%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the loan was modified on xx/xx/2022.
As per the comment dated xx/xx/2025, the repayment plan was offered to the borrower, which was effective from xx/xx/2025 to xx/xx/2025 for the amount of $3,126.00.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the comment dated xx/xx/2025, the loan was reinstated, and the wire funds were received in the amount of xx. The FC was closed on xx/xx/2025.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. The comment dated xx/xx/2025 states that the FC was put on hold due to court delay. As per the comment dated xx/xx/2025, the loan was reinstated, and the wire funds were received in the amount of xx. The FC was closed on xx/xx/2025.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2015 with a loan amount of xx. The PH shows a large transaction in the amount of xx on xx/xx/2025, which was applied for the due dates from xx/xx/2025 to xx/xx/2025. The current UPB is xx. As per the comment dated xx/xx/2025, the loan has been reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,694.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $624.50 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,034.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,034.95 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,516.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,060.37 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
  The loan has not been modified since origination.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,624.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,032.68 with an interest rate of 7.125%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2024. The collection comments are available from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,275.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $639.30 with an interest rate of 2.414%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,060.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,060.49 with an interest rate of 3.125%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property occupancy is stated as an investor.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,984.54, which was applied for the due date of xx/xx/2025. The current P&I is $1,984.54 with an interest rate of 3.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,189.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,291.42 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
According to the collection comment dated xx/xx/2024 reason for default is excessive obligations.
As per tape, current occupancy is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,110.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $567.94 with an interest rate of 5.25%. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,821.41.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
  As per the tape, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $744.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $582.27 with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property has been occupied by an investor.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,444.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,127.98 with an interest rate of 7.130%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $959.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $879.00 with an interest rate of 6.000%. The current UPB is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2009.
According to the servicing comment dated xx/xx/2025, the RFD is excessive obligation.
According to the collection comment dated xx/xx/2020, borrower Senzek Kathleen is deceased.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Deceased Borrower(s) (Lvl 3) "According to the collection comment dated xx/xx/2020, borrower xx is deceased."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2004 with a loan amount of $xx. The PH shows a large transaction on xx/xx/2024 in the amount of $3,839.28, which was applied for the due dates from xx/xx/2025 to xx/xx/2025. The current UPB is xx. As per collection comment dated xx/xx/2025, the loan has been reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $635.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $358.17 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per tape, the loan was modified on xx/xx/2022.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. The complaint was filed on xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure was closed due to the loan being reinstated.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. The complaint was filed on xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure was closed due to the loan being reinstated.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,110.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $617.93 with an interest rate of 4.125%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $796.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $796.71 with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,977.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,463.61 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
According to the seller’s data, the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $506.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $389.53 with an interest rate of 8.375%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,524.15.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB as per the tape is xx.
As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,830.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,174.76 with an interest rate of 8.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per tape, the subject property has been occupied by the owner.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,511.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,017.61 with an interest rate of 9.875%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,468.07.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is stated as an investor.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,352.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $867.91 with an interest rate of 3.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $2,292.88 with an interest rate of 3.000%. The current UPB reflected as per the tape is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is payment dispute.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2025, the reason for default is payment dispute."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,954.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,954.80 with an interest rate of 7.790%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from 0xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,312.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $831.53 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx, and the deferral balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The reason for default is not available in latest servicing comments.
As per tape data, the loan was modified on xx/xx/2022.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is second home.

Foreclosure Comments:As per comment dated xx/xx/2025, foreclosure placed on hold.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, xx/xx/2024, from xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025.The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2023,from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The last payment was received is xx/xx/2025 in the amount of $1,823.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,138.29 with an interest rate of 4.470%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
According to the collection comment dated xx/xx/2025 the subject property is occupied by unknown party.
As per the collection comment dated xx/xx/2023, RFD is the illness in the borrower's family.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $945.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $945.40 with an interest rate of 10.929%. The current UPB reflected as per the payment history is $6,754.98 and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $6,754.98 and the deferred balance is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,248.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $707.40 with an interest rate of 5.000%. The current UPB is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
As per the seller’s tape, the loan was modified on xx/xx/2017.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,984.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,161.49 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx and the deferred balance is $2,322.98.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per tape data, the property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $677.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $370.49 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per tape, the subject property occupancy is stated as an investor.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,166.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $809.05 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2018.
According to the collection comment dated xx/xx/2024 reason for default is mortgagor illness.
As per tape, current occupancy is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,332.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,663.82 with an interest rate of 4.380%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
According to the collection comment dated xx/xx/2023 reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, current occupancy is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $773.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $557.26 with an interest rate of 4.880%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,259.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,038.02 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $496.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $495.39 with an interest rate of 11.001%. The current UPB reflected as per the payment history is $2,391.49, and the deferred balance is $6,839.59.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $2,391.49 and the deferred balance is $6,839.59.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,187.79(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,596.82 with an interest rate of 4.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,932.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,232.65 with an interest rate of 4.750%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comments dated xx/xx/2024, the RFD is excessive obligations.
As per the seller’s tape, the occupancy of the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, for xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,344.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,578.07 with an interest rate of 3.875%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the servicing comment dated xx/xx/2024, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per servicing comments dated xx/xx/2024, the foreclosure sale was scheduled for xx/xx/2024. As per the servicing comment dated xx/xx/2024, the foreclosure file has been closed. Further details not provided.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. As per servicing comments dated xx/xx/2024, the foreclosure sale was scheduled for xx/xx/2024. As per the servicing comment dated xx/xx/2024, the foreclosure file has been closed. Further details not provided.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and xx/xx/2024 to xx/xx/2024."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2021 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2024. The collection comment dated xx/xx/2024, shows the funds received in the amount of xx for reinstatement. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,098.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,057.52 with an interest rate of 8.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,395.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,082.78 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2023, the borrower received Claim Check IAO xx for damages due to the hurricane. The estimated cost of repair and type of damage are not available. Further details are not provided. Subsequent comments do not show any damage.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,501.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,501.55 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

As per the tape, the subject property occupancy is stated as an investor.
  No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,725.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,981.21 with an interest rate of 6.300%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,215.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,015.71 with an interest rate of 3.875%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and for xx/xx/2025.The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on 0xx/xx/2025 in the amount of $3,188.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,236.12 with an interest rate of 5.880%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comments dated xx/xx/2023, the RFD is marital problems.
As per the collection comments dated xx/xx/2025, the subject property is occupied by an unknown party.
No details regarding the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
As per collection comment dated xx/xx/2024, the foreclosure was initiated on xx/xx/2024, and the judgment was entered on xx/xx/2024. As per the collection comment dated xx/xx/2025, the foreclosure is on hold as the complete package has been received. Further details are not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per collection comment dated xx/xx/2024, the foreclosure was initiated on xx/xx/2024, and the judgment was entered on xx/xx/2024. As per the collection comment dated xx/xx/2025, the foreclosure is on hold as the complete package has been received. Further details are not provided.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2007 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2024. The current UPB is xx. Downgraded to LVL3 and treating as BWR payments."
* Mortgage  (Lvl 3)     "The loan was originated on xx/xx/2007 with a loan amount of xx. The PH shows a large transaction on xx/xx/2023 in the total amount of xx, which was applied for the due dates of xx/xx/2022 to xx/xx/2023. As per the collection dated xx/xx/2023, the HAF funds were received. The PH shows another large transaction on xx/xx/2025 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. As per the collection comments dated xx/xx/2025, the loan has been reinstated. The current UPB is xx."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2024, a dispute has been found regarding payment. Further details not found."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,368.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $945.07 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $827.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $648.88 with an interest rate of 9.290%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the loan was modified on xx/xx/2021.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $446.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $336.33 with an interest rate of 7.911%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2007.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $481.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $433.62 with an interest rate of 6.990%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the seller’s tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,017.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,365.69 with an interest rate of 2.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,205.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $759.89 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx and deferred balance is $9,009.66.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the reason for default is illness of the borrower.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2013.
As per the collection comment dated xx/xx/2024, the foreclosure sale is scheduled for xx/xx/2024. As per the collection comment dated xx/xx/2024, the attorney confirmed the file was closed. No further details provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the collection comment dated xx/xx/2024, the foreclosure sale is scheduled for xx/xx/2024. As per the collection comment dated xx/xx/2024, the attorney confirmed the file was closed. No further details provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2008 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2022 to xx/xx/2024. The current UPB is xx. As per the comment dated xx/xx/2024, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,437.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $675.00 with an interest rate of 6.020%. The current UPB reflected as per the payment history is xx and the deferred balance is $2,025.84.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is payment dispute.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Written or verbal dispute (Lvl 3) "As per the collection comment dated xx/xx/2025, the borrower disputed due to payment. Unable to determine if it is resolved. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,702.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,026.78 with an interest rate of 3.500%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is illness of the borrower.
As per the collection comment dated xx/xx/2025, the subject property occupancy is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,496.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,956.31 with an interest rate of 7.750%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2023, the subject property was damaged due to wind on xx/xx/2023, and a claim check was received in the amount of $8,986.02. The cost of repair is unable to be determined. Subsequent comments do not show damage.
As per the tape data, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,815.18 with an interest rate of 4.875%. The current UPB reflected as per the tape is xx.
BWR has been making additional payments over the last 2 years.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner occupied.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine last payment received. The current P&I is $747.50 with an interest rate of 3.750%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $639.65 with an interest rate of 5.750%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from 1xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,228.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $808.30 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,458.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $693.05 with an interest rate of 8.250%. The current UPB is xx. As per the tape, the deferred balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. As per the tape, the deferred balance is xx.
As per the tape data, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,949.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,675.43 with an interest rate of 5.250%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2025, the RFD is an excessive obligation.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,454.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $597.23 with an interest rate of 3.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,527.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $985.39 with an interest rate of 6.880%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is excessive obligations.
As per the collection comment dated xx/xx/2025, the subject property occupancy is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,674.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,533.88 with an interest rate of 5.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2020.
According to the servicing comment dated xx/xx/2025, the RFD is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. As per the comment dated xx/xx/2024, the FC was put on hold due to loss mitigation. As per the collection comment dated xx/xx/2024, the FC was closed as the loan has been reinstated. Further details not provided.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. As per the comment dated xx/xx/2024, the FC was put on hold due to loss mitigation. As per the collection comment dated xx/xx/2024, the FC was closed as the loan has been reinstated. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2010 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the amount of xx, which was applied for the due dates from xx/xx/2023 to xx/xx/2024. The current UPB is xx. As per collection comment dated xx/xx/2024, the loan has been reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,853.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,736.92 with an interest rate of 7.435%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $759.24(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $759.24 with an interest rate of 8.490%. The current UPB is xx and the deferred balance is in the amount of xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,109.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,281.32 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
  As per tape data, the loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
According to the collection comment dated, xx/xx/2023, the borrower filed bankruptcy in 2023.
Bankruptcy was discharged on xx/xx/2023 and terminated on xx/xx/2023.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:According to the collection comment dated xx/xx/2023, the borrower Wyer filed bankruptcy in 2023. Bankruptcy was discharged on xx/xx/2023 and terminated on xx/xx/2023.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $842.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $482.34 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,951.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,929.89 with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, RFD is curtailment of income.
According to the seller’s data, the occupancy of subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,439.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $897.85 with an interest rate of 3.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2012.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,434.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,434.97 with an interest rate of 4.340%. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,759.37.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, current occupancy is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,211.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $749.44 with an interest rate of 6.000%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan. The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is illness of the borrower.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,683.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,194.31 with an interest rate of 3.374%. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,582.93.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $887.81 with an interest rate of 3.875%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller's tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,152.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,056.18 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is a payment dispute.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,333.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,333.58 with an interest rate of 2.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per tape, the subject property has been occupied by the owner.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,156.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,910.88 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
 As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
According to the collection comment dated xx/xx/2025, the borrower, filed bankruptcy under Chapter 13 with the case # xx on xx/xx/2020. The BK was discharged on xx/xx/2025.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:According to the collection comment dated xx/xx/2025, the borrower filed bankruptcy under Chapter 13 with the case # xx on xx/xx/2020. The POC was filed by the creditor on xx/xx/2020. The Chapter 13 plan filed on xx/xx/2020 was confirmed on xx/xx/2020. The debtor shall pay $1,000.00 monthly for 3 months, $1,650.00 for 7 months, and $1,286.00 for 50 months. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2025.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,745.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,358.19 with an interest rate of 8.740%. The current UPB is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2020.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $654.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $654.04 with an interest rate of 9.800%. The current UPB reflected as per the payment history is xx, and the deferred balance is $5,282.42.	Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2005.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $720.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $441.49 with an interest rate of 3.625%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the borrowerxx  filed bankruptcy under Chapter 13 with case #xx on xx/xx/2020. As per the comment dated xx/xx/2025, the plan was confirmed on xx/xx/2020 for the term of 60 months in the amount of $285.00 weekly. As per the comment dated xx/xx/2025, the POC was filed with the arrearage amount of $7,424.54. As per the comment dated xx/xx/2025, the BK was discharged.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2025, the borrower xx r filed bankruptcy under Chapter 13 with case #xx on xx/xx/2020. As per the comment dated xx/xx/2025, the plan was confirmed on xx/xx/2020 for the term of 60 months in the amount of $285.00 weekly. As per the comment dated xx/xx/2025, the POC was filed with the arrearage amount of $7,424.54. As per the comment dated xx/xx/2025, the BK was discharged.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,439.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $976.90 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $721.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $494.57 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx and deferred balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,471.25, which was applied for the due date of xx/xx/2025. The current P&I is $2,566.94 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the payments made in August 2024 are borrower payments.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
According to the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $836.42 with an interest rate of 7.250%. The current UPB reflected as per the tape is xx, and the deferred balance is $3,480.90.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller's tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,175.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,160.15 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx. As per tape data, the deferral balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2007.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,275.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $534.42 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2023, the borrower filed bankruptcy under Chapter 13 with the case #xx. As per the collection comment dated xx/xx/2023, the bankruptcy chapter 13 was discharged and closed. Further details are not provided.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the collection comment dated xx/xx/2023, the borrower filed bankruptcy under Chapter 13 with the case #xx. As per the collection comment dated xx/xx/2023, the bankruptcy chapter 13 was discharged and closed. Further details are not provided.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, for xx/xx/2025, for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $591.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $582.78 with an interest rate of 8.800%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for the default is curtailment of income.
As per the collection comment dated xx/xx/2023, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,159.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,938.82 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,403.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $868.02 with an interest rate of 7.375%. The current UPB, reflected as per the payment history, is xx, and the deferred amount is $8,639.82.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx, and the deferred amount is $8,639.82.
As per the tape data, the loan was modified on xx/xx/2020.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $624.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $338.60 with an interest rate of 5.760%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the property is owner occupied.
As per the comment dated xx/xx/2024, the RFD is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,397.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $974.01 with an interest rate of 3.750%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,938.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,409.54 with an interest rate of 4.000%. The current UPB is xx and deferred balance is $4,228.62.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2024, the reason for default is excessive obligations.
As per the collection comment dated xx/xx/2024, the subject property is occupied by unknown party.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,065.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,499.08 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx. The loan was originated on xx/xx/2020 with a loan amount of xx. PH shows a large transaction in the amount of xx on xx/xx/2024, which was applied for the due dates of xx/xx/2024 to xx/xx/2024. The collection comment dated xx/xx/2024 shows the wire payment.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,538.66(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $808.82 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx and the deferred balance is $881.63.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per collection comment dated xx/xx/2023, the RFD is curtailment of income.
As per tape data, the subject property is owner-occupied.
As per seller’s tape, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2023, the BK was filed under Chapter 13 with case number #xx As per the collection comment on xx/xx/2023, BK dismissed on xx/xx/2023.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the collection comment dated xx/xx/2023, the BK was filed under Chapter 13 with case number #xx As per the collection comment on xx/xx/2023, BK dismissed on xx/xx/2023.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,356.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,989.67 with an interest rate of 8.590%. The current UPB reflected as per the payment history is xx and the deferred balance is $5,969.01.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape, the subject property occupancy is an investor.
As per tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,971.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,666.09 with an interest rate of 7.500%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,252.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,184.41 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine RFD.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,279.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,279.30 with an interest rate of 10.800%. The current UPB reflected as per payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2023.
As per the comment dated xx/xx/2023, the reason for default is the death of a family member.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,125.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $531.05 with an interest rate of 4.625%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to tape as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,717.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,351.76 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $827.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $517.24 with an interest rate of 8.000%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the tape, the loan was modified on xx/xx/2023. As per the comments dated xx/xx/2023 and xx/xx/2023, the loan was modified with a new P&I of $517.24 and an interest rate of 8.00%. The new principal balance was xx.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan. As per the comment dated xx/xx/2024, the loan was reinstated. The comment dated xx/xx/2024 states that the FC was closed.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2023, the subject property was damaged, and the draw check was reissued in the amount of $4,132.89. The nature of the damage and the estimated cost of repair are not available. No comment has been found regarding completion of repair.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan. As per the comment dated xx/xx/2024, the loan was reinstated. The comment dated xx/xx/2024 states that the FC was closed.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on 0xx/xx/2025 in the amount of $1,786.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,343.75 with an interest rate of 6.950%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the occupancy of the subject property is stated as an investor.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $972.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $583.65 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,688.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,358.37 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,385.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,761.99 with an interest rate of 9.740%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB as per the payment history is xx.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
As per tape, the loan was modified.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $919.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $663.88 with an interest rate of 5.172%. The current UPB reflected as per the payment history is xx, and the deferred balance is $9,789.46.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is excessive obligations.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2011.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure was closed as the loan was reinstated.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure was closed as the loan was reinstated.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2006 with a loan amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of $5,515.92, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The current UPB is xx. As per the comment dated xx/xx/2025, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $1,855.16 with an interest rate of 6.750%. The current UPB reflected as per the tape is xx. The tape shows deferred balance in the amount of xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx. The tape shows deferred balance in the amount of xx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2020
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,543.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,772.80 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is $5,066.83.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the collection comment dated xx/xx/2023, the reason for default is a servicing issue.
  As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
  As per tape, the loan was modified on xx/xx/2015.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, and for xx/xx/2024, xx/xx/2024, xx/xx/2024, xx/xx/2025, and xx/xx/2025, and from xx/xx/2025 to xx/xx/2025.
								The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $599.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $328.26 with an interest rate of 3.480%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comments dated xx/xx/2024, the reason for default is curtailment of income.
As per the collection comment dated xx/xx/2024, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2017.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan. The complaint was filed on xx/xx/2024, and the sale is scheduled on xx/xx/2024. As per the comment dated xx/xx/2024, the sale was cancelled, and the FC was closed due to reinstatement. Further details are not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan. The complaint was filed on xx/xx/2024, and the sale is scheduled on xx/xx/2024. As per the comment dated xx/xx/2024, the sale was cancelled, and the FC was closed due to reinstatement. Further details are not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,366.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,840.26 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,210.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,210.26 with an interest rate of 7.980%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the servicing comment dated xx/xx/2023, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $865.22, which was applied for the due date of xx/xx/2025. The current P&I is $865.22 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the seller's tape data, the loan was modified on xx/xx/2013.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,691.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $936.44 with an interest rate of 10.250%. The current UPB reflected as per the tape is xx and the deferred balance is $1,490.94.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to tape as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx and the deferred balance is $1,490.94.
As per the tape, the subject property is occupied by unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
According to the servicing comment dated xx/xx/2025, the RFD is excessive obligation.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $852.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $254.63 with an interest rate of 2.875%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $387.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $387.47 with an interest rate of 7.870%. The current UPB reflected as per the payment history is xx, and the deferred balance is $5,051.68.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  As per the tape, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
  As per the tape, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $987.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $819.41 with an interest rate of 11.250%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on 0xx/xx/2025 in the amount of $1,231.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,053.52 with an interest rate of 10.610%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,522.48 with an interest rate of 6.125%. The current UPB reflected as per the tape is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The deferred balance is xx.
As per the tape, the loan was modified on xx/xx/2021.
Unable to determine the reason for default.
As per the tape, the subject property occupancy is a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,815.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $524.80 with an interest rate of 6.000%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $788.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $285.08 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx. There is deferred balance in the amount of $9,229.40.	Collections Comments:
According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the loan was modified on xx/xx/2021.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,448.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $893.20 with an interest rate of 6.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2019.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $376.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $376.18 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx, and the deferral balance is in the amount of xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2005.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $956.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $942.26 with an interest rate of 10.250%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history isxx.
As per the comment dated xx/xx/2025, the reason for the default is mortgagor illness.
As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,417.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,643.93 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
According to collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
According to collection comment dated xx/xx/2025, the RFD is unemployment.
The loan has not been modified since origination.
According to the collection comment dated xx/xx/2025, the foreclosure was initiated on xx/xx/2025. The foreclosure is on hold and closed on the date xx/xx/2025 due to reinstatement.
No post-close bankruptcy record has been found.

Foreclosure Comments:According to the collection comment dated xx/xx/2025, the foreclosure was initiated on xx/xx/2025. The foreclosure is on hold and closed on the date xx/xx/2025 due to reinstatement.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2016 with a loan amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The current UPB is xx. The collection comment dated xx/xx/2025, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,362.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $945.53 with an interest rate of 11.000%. The current UPB is xx. The tape shows a deferred balance in the amount of xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the occupancy of the subject property is a second home.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,090.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,115.94 with an interest rate of 5.625%. The current UPB is xx.
As per the collection comment dated xx/xx/2025 and xx/xx/2025, the payments made in April 2025 and May 2025 are borrower payments.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the collection comment dated xx/xx/2025, the subject property has unknown occupancy.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the foreclosure was initiated on xx/xx/2019. The judgment was entered on xx/xx/2023. The foreclosure sale is scheduled for xx/xx/2024.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on xx/xx/2019. The judgment was entered on xx/xx/2023. The foreclosure sale is scheduled for xx/xx/2024. Further details not provided.

		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2004 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2019 to xx/xx/2024. The current UPB is xx. As per the collection comment dated xx/xx/2024, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $495.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $495.86 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx and deferred balance is $2,867.14.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and deferred balance is $2,867.14.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,584.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,584.03 with an interest rate of 4.600%. The current UPB reflected as per payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The deferred balance is xx.
As per the tape, the loan was modified on xx/xx/2021.
As per the comment dated xx/xx/2025, the reason for default is payment dispute.
As per the tape, the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023 and for xx/xx/2024 and from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024 and for xx/xx/2024, from xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, 1xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2025, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,001.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,001.79 with an interest rate of 9.835%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,900.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,337.07 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the property occupancy is stated as an investor.
Unable to determine the reason for the default.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $9,381.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $8,724.01 with an interest rate of 6.875%. The current UPB is xx.
As per the comment dated xx/xx/2025, the principal payment made on xx/xx/2025 is the borrower's payment.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $2,984.72 with an interest rate of 2.375%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape is xx.
Unable to determine the reason for the default.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No comments have been found regarding the foreclosure and bankruptcy.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023 , xx/xx/2023, xx/xx/2024, from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,182.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,651.89 with an interest rate of 3.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller's tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, xx/xx/2024 to xx/xx/2024, and xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2025 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $989.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $989.90 with an interest rate of 7.800%. The current UPB reflected as per the payment history is xx and the deferred balance is $2,892.12.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB as per the payment history is xx.
  Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
As per tape, the loan was modified.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,115.74, which was applied for the due date of xx/xx/2025. The current P&I is $4,115.74 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
According to the collection comment dated xx/xx/2025, there is a payment dispute. Further detail not provided.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2024, the borrower filed bankruptcy with case #xx on xx/xx/2019. Bankruptcy was discharged on xx/xx/2020 and terminated on xx/xx/2020.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the collection comment dated xx/xx/2024, the borrower filed bankruptcy with case #xx on xx/xx/2019. Bankruptcy was discharged on xx/xx/2020 and terminated on xx/xx/2020.	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025.The collection comments are missing from xx/xx/2023 to xx/xx/2024."
								* Written or verbal dispute (Lvl 3) "According to the collection comment dated xx/xx/2025, there is a payment dispute. Further detail not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,020.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $796.46 with an interest rate of 4.880%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,189.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $937.15 with an interest rate of 8.440%. The current UPB reflected as per the payment history is xx, and the deferred balance is $7,254.29.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the reason for default is unemployment.
As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,003.57 (PITI), which was applied for the due date of xx/xx/2026. The current P&I is $1,094.12 with an interest rate of 9.875%. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,376.48. As per the comments dated xx/xx/2025, xx/xx/2025, xx/xx/2025, and xx/xx/2025, the payments made in the month of xx/xx/2025 were borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,666.14(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,666.14 with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,640.21 with an interest rate of 2.875%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
As per tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to 05/31/2024and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $976.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $976.39 with an interest rate of 7.240%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $802.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $802.59 with an interest rate of 10.130%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in bankruptcy.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the borrower filed bankruptcy under chapter 13 on xx/xx/2024 with case xx. Chapter 13 was filed on xx/xx/2024. The debtor shall pay the trustee the amount of $4,970.00 through xx/xx/2024 (5 months) and then shall pay $800.00 per month beginning from xx/xx/2025. The POC was filed on xx/xx/2024 with an arrearage amount of $401.29. The plan was filed on xx/xx/2025.
As per the seller tape, the property is owner occupied.
The RFD is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2023.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2025, the borrower filed bankruptcy under chapter 13 on xx/xx/2024 with case #xx. The chapter 13 was filed on xx/xx/2024. The debtor shall pay the trustee the amount of $4,970.00 through xx/xx/2024 (5 months) and then shall pay $800.00 per month beginning from xx/xx/2025. The POC was filed on xx/xx/2024 with an arrearage amount of $401.29. The plan was filed on xx/xx/2025.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,007.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $350.83 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,378.38.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,065.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $976.28 with an interest rate of 7.480%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
As per the tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $908.35, which was applied for the due date of xx/xx/2025. The current P&I is $908.35 with an interest rate of 9.277%. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,852.96.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,555.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $966.95 with an interest rate of 7.375. The current UPB reflected as per the payment history is xx, and the deferral balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
 No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,172.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $994.14 with an interest rate of 3.310%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,850.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $724.30 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,272.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,272.00 with an interest rate of 12.000%. The current UPB is xx, and the deferred balance is $6,308.84.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property occupancy is owner-occupied.
As per the collection comment dated xx/xx/2025, the subject property was damaged due to wind on xx/xx/2025. The borrower received a claim check in the amount of $8,348.20. Unable to determine the estimated cost of repair. No comments have been found regarding repair completion.
As per the seller’s tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per the collection comment dated 9/30/2025, the subject property was damaged due to wind on 5/31/2025. The borrower received a claim check in the amount of $XXXX. Unable to determine the estimated cost of repair. No comments have been found regarding repair completion."	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is delinquent with the loan for 2 months, and the next due date is xx/xx/2025. Unable to determine last payment received. The current P&I is $1,537.41 with an interest rate of 8.030%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to the tape as of xx/xx/2025, the borrower is delinquent with the loan for 2 months, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2023, the RFD is the death of a family member.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,284.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,594.18 with an interest rate of 3.875%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to the tape as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is excessive obligations.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,293.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,433.53 with an interest rate of 5.375%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
According to the servicing comment dated xx/xx/2024, the subject property is occupied by an unknown party.
According to the servicing comment dated xx/xx/2024, RFD is the illness of the borrower.
No details pertaining to the damage to the subject property have been observed.
As per tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,357.55, which was applied for the due date of xx/xx/2025. The current P&I is $1,357.55 with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,715.10.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,715.10.
Unable to determine the reason for the default.
As per the seller's tape, the loan was modified.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No comments have been found regarding the foreclosure and bankruptcy.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,581.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $558.04 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the collection comment dated xx/xx/2025, the reason for default is illness of a borrower family member.
As per the tape data, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $930.22 with an interest rate of 5.125%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller's tape data, the subject property is owner-occupied.
Unable to determine RFD.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,864.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $880.37 with an interest rate of 4.500%. The current UPB, reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, reflected as per the payment history, is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2021.
As per tape data, the property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,034.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,008.35 with an interest rate of 6.740%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the subject property was damaged due to hail, and the date of loss is xx/xx/2024. The borrower has received a loss draft check in the total amount of xx. No comment indicating the completion of repairs has been found.
As per the tape, the loan was modified. Further details were not provided.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $504.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $504.77 with an interest rate of 4.815%. The current UPB reflected as per the payment history is xx with a deferred balance of $6,207.76.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx with a deferred balance of $6,207.76.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,155.22 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $936.59 with an interest rate of 9.55%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2018.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $873.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $873.04 with an interest rate of 11.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for the default.
As per tape data, the property is owner-occupied.
As per the servicing comment dated xx/xx/2025, there is a payment dispute. Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."
								* Written or verbal dispute (Lvl 3) "As per the servicing comment dated xx/xx/2025, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $644.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $644.01 with an interest rate of 11.250%. The current UPB reflected as per the payment history is xx. The deferred balance is $6,079.39.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan has been modified, and the effective date of MOD is unavailable.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,467.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $948.63 with an interest rate of 7.267%. The current UPB reflected as per the payment history is xx, and the deferral amount is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,223.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,053.72 with an interest rate of 2.875%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,119.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $814.40 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,563.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $885.51 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, the loan was modified on xx/xx/2018.
No information has been found related to damage or repairs.
As per tape, the subject property has been occupied by the owner.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,746.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $908.28 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default excessive obligation.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2016.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $941.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $648.22 with an interest rate of 3.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
As per tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,114.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,707.11 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the occupancy of the subject property is stated as an investor.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $331.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $331.85 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,184.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $606.24 with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2024, from xx/xx/2024 to xx/xx/2024. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on 0xx/xx/2025 in the amount of $1,720.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,643.16 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the occupancy of the subject property is second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,453.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $871.89 with an interest rate of 9.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the occupancy of the subject property is investor.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,288.26 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,989.08 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,989.08.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the RFD is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,401.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $766.17 with an interest rate of 8.320%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the loan was modified on xx/xx/2008.
As per the collection comment dated xx/xx/2025, the RFD is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the subject property is owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,143.53 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,367.12 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,294.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,348.57 with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2024, for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,663.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,597.30 with an interest rate of 6.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for the default is curtailment of income.
As per the tape, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Deceased Borrower(s) (Lvl 3) "As per the collection comment dated xx/xx/2024, the borrower, xx, is deceased."
								* Written or verbal dispute (Lvl 3) "As per the collection comment dated xx/xx/2024, there is a payment dispute. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,914.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,267.40 with an interest rate of 5.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the loan was modified on xx/xx/2019.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, xx/xx/2024, xx/xx/2024, and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,575.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,967.24 with an interest rate of 4.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is payment dispute.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,720.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,702.03 with an interest rate of 5.74%. The current UPB reflected as per the payment history is xx and the deferred balance is $2,236.11.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,418.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,574.36 with an interest rate of 5.130%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,721.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,061.39 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2024, the reason for default is illness of the borrower.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2021.
As per the collection comments, the foreclosure was initiated in 2023. As per the collection comment dated xx/xx/2023, the foreclosure sale was scheduled for xx/xx/2023 with the highest bid amount of xx. As per the collection comment dated xx/xx/2023, the foreclosure sale is stopped. As per the collection comment dated xx/xx/2024, the foreclosure process is closed.
As per the collection comment dated xx/xx/2024, the BK case was terminated on xx/xx/2024. Further details are not provided.

Foreclosure Comments:As per the collection comments, the foreclosure was initiated in 2023. As per the collection comment dated xx/xx/2023, the foreclosure sale is scheduled for xx/xx/2023 with the highest bid amount of xx. As per the collection comment dated xx/xx/2023, the foreclosure sale was stopped. As per the collection comment dated xx/xx/2024, the foreclosure process is closed.
		Bankruptcy Comments:As per the collection comment dated xx/xx/2024, the BK case was terminated on xx/xx/2024. Further details are not provided.			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2007 with a loan amount of xx. The PH shows a large transaction on xx/xx/2023 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2023. The current UPB is xx. As per the collection comment dated xx/xx/2023, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,776.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,821.70 with an interest rate of 6.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2024, the reason for default is excessive obligations.
As per the tape, the occupancy of the subject property is stated as an investment.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from 1xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,383.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,326.29 with an interest rate of 7.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,771.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,386.11 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is the borrower's death.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,538.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,096.73 with an interest rate of 2.875%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,123.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,123.55 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per tape, the subject property is a secondary home.
No details regarding damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,454.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $742.28 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx, and the deferred balance is $5,436.74.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $5,436.74.
As per the tape, the loan was modified on xx/xx/2022.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,792.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,281.75 with an interest rate of 4.625%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the tape, the loan was modified on xx/xx/2019.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,164.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,844.04 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, bankruptcy was filed and has been discharged; no further details are available.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2024, bankruptcy was filed and has been discharged; no further details are available.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,057.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,511.41 with an interest rate of 5.575%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,237.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,232.99 with an interest rate of 8.390%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per comment dated xx/xx/2025, the subject property is occupied by unknown party.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,102.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,379.80 with an interest rate of 7.090%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $8,532.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $8,532.34 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
As per tape, the loan was modified on xx/xx/2021.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2018 with a loan amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The current UPB is xx. Treating as BWR payment based on amount and PH."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,472.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $684.48 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2024, the payments received in the month of July 2024 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape, the loan was modified on xx/xx/2017.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the servicing comment dated xx/xx/2024, the subject property is occupied by an unknown party.
As per the servicing comment dated xx/xx/2024, the subject property had damages, and the borrower had to use savings for repairs. No comments were found regarding the estimated cost and completion of repairs. Subsequent CCs do not show damages.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the servicing comment dated xx/xx/2024, the subject property had damages, and the borrower had to use savings for repairs. No comments were found regarding the estimated cost and completion of repairs. Subsequent CCs do not show damages."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,646.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $953.13 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, a payment dispute has been notified. Further details are not provided.
As per the comment dated xx/xx/2024, the RFD is excessive obligations.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No comments have been found regarding the foreclosure or bankruptcy.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2024, a payment dispute has been notified. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,779.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,029.55 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2025, the borrower is deceased. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $630.00, which was applied for the due date of xx/xx/2025. The current P&I is $630.00 with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is curtailment of income.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $891.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $891.23 with an interest rate of 7.790%. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,715.84.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,715.84.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,010.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,621.85 with an interest rate of 2.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,416.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,432.64 with an interest rate of 10.750%. The current UPB is xx and the deferred balance is $6,719.05.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2020.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $773.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $552.84 with an interest rate of 6.450%. The current UPB is xx, and the deferred balance is $2,785.73.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,549.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,625.11 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,904.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,624.08 with an interest rate of 6.55%. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,601.36.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,601.36.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,800.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,439.76 with an interest rate of 9.625%. The current UPB reflected as per the payment history is xx. There is a deferred balance in the amount of $4,468.65.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The RFD is unable to be determined.
As per the comment dated xx/xx/2025, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the loan was modified on xx/xx/2021.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, for xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,215.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $902.24 with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the collection comment dated xx/xx/2023, the payments made in October 2023 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the seller's tape data, the subject property is owner-occupied.
As per the seller's tape data, the loan was modified on xx/xx/2023.
As per the comment dated xx/xx/2024, the co-borrower, Kenneth W. Breeden, was deceased on xx/xx/2024.
As per the comment dated xx/xx/2024, the RFD is death of the borrower.
No details pertaining to the damage to the subject property have been observed.
No comments have been found regarding the foreclosure and bankruptcy.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."
								* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2024, the co-borrower, xx, was deceased on xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1770.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,364.35 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $632.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $631.50 with an interest rate of 8.540%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the tape, the loan was modified on xx/xx/2021.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $676.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $402.62 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the loan was modified on xx/xx/2012.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2019. The notice of sale was posted on xx/xx/2019. The FC was later put on hold due to bankruptcy filing. As per the comment dated xx/xx/2025, the borrower had filed bankruptcy under chapter 13 with the case xx 3 on xx/xx/2019. The bankruptcy was discharged on xx/xx/2025.
As per the tape, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2019. The notice of sale was posted on xx/xx/2019. The FC was put on hold due to bankruptcy filing. As per the comment dated xx/xx/2025, the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019. The bankruptcy was discharged on xx/xx/2025. Further details are not provided.
		Bankruptcy Comments:As per the comment dated xx/xx/2025, the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019. The comment dated xx/xx/2025 states that the chapter 13 plan dated xx/xx/2020 was confirmed on xx/xx/2020. The POC was filed on xx/xx/2020. The bankruptcy was discharged on xx/xx/2025.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,141.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $605.42 with an interest rate of 8.190%. The current UPB reflected as per the payment history is xx and the deferred balance is $6,823.18.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
According to the collection comment dated xx/xx/2025, the RFD is excessive obligation.
According to the collection comment dated xx/xx/2025, the subject property is occupied by unknown party.
As per tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $507.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $286.28 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $580.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $389.03 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the reason for default is that the tenants are not paying.
As per the comment dated xx/xx/2024, the subject property is tenant occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2015.
As per the comment dated xx/xx/2023, the foreclosure was initiated on xx/xx/2023. As per the comment dated xx/xx/2024, the foreclosure was dismissed due to reinstatement of the loan.
No post-close bankruptcy record has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on xx/xx/2023. As per the comment dated xx/xx/2024, the foreclosure was dismissed due to reinstatement of the loan.
		Bankruptcy Comments:Not Applicable			xx	2: Acceptable with Warnings			* Foreclosure case has been dismissed (Lvl 2) "As per the comment dated 11/30/2023, the foreclosure was initiated on 11/06/2023. As per the comment dated 03/07/2024, the foreclosure was dismissed due to reinstatement of the loan."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,448.06, which was applied for the due date of xx/xx/2025. The current P&I is $1,448.06 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is a secondary home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2023. The collection comments are available from xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,788.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $903.76 with an interest rate of 4.990%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2013.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,760.50 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,225.37 with an interest rate of 4.500%. The current UPB is xx. As per the tape, the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. As per the tape, the deferred balance is xx.
Unable to determine the reason for the default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,287.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $918.49 with an interest rate of 4.000%. The current UPB is xx and the deferred balance is $6,578.39.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
As per collection comment, the borrower, xx s, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2017. Further details not found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per collection comment, the borrower, xx , filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2017. Further details not found.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,398.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,042.92 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,200.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,066.14 with an interest rate of 5.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
As per seller’s tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,132.61 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,048.58 with an interest rate of 5.380%. The current UPB reflected as per the payment history is xx and deferred balance xx.	Collections Comments: According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,579.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,242.29 with an interest rate of 5.330%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,516.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,661.00 with an interest rate of 4.880%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $494.81 with an interest rate of 3.250%. The current UPB reflected as per the tape is xx, and the deferred balance is $5,716.80.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller's tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $624.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $387.93 with an interest rate of 7.540%. The current UPB is xx, and the deferred balance is $480.30.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx, and the deferred balance is $480.30.
Unable to determine the reason for the default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $668.89, which was applied for the due date of xx/xx/2025. The current P&I is $668.89 with an interest rate of 9.450%. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,274.41.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,523.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,118.24 with an interest rate of 4.625%. The current UPB is xx and deferred balance is $1,517.66.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2025, the reason for default is illness of borrower.
As per the collection comment dated xx/xx/2024, the subject property is occupied by unknown party.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,048.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,311.48 with an interest rate of 6.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2018.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, for xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $902.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $902.00 with an interest rate of 4.730%. The current UPB reflected as per the payment history is xx and the deferred balance is $3,686.21.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per seller's tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,153.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $875.49 with an interest rate of 8.875%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $693.83 with an interest rate of 10.390%. The current UPB reflected as per the tape is xx, and the deferred balance is $7,584.98.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $685.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $685.04 with an interest rate of 8.490%. The current UPB reflected as per the payment history is xx, and the deferred balance is $8,936.40.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
According to the servicing comment dated xx/xx/2023, the borrower filed bankruptcy under Chapter 13, which was discharged on xx/xx/2023. No further details found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:According to the servicing comment dated xx/xx/2023, the borrower filed bankruptcy under Chapter 13, which was discharged on xx/xx/2023. No further details found.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,143.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,637.81 with an interest rate of 10.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
As per the collection comments dated xx/xx/2024, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $772.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $236.11 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is illness of the borrower.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the collection comment dated xx/xx/2024, the subject property was damaged due to flood. As per the comment dated xx/xx/2025, the claim examination was received in the amount of xx. As per the collection comment dated xx/xx/2025, the borrower stated that all repairs have been completed. Further details are not provided.
As per the tape, the loan was modified on xx/xx/2019.
As per the collection comment dated xx/xx/2024, foreclosure was initiated. As per the collection comment dated xx/xx/2024, the attorney confirmed the file was closed. As per the comment dated xx/xx/2024, the loan was reinstated on xx/xx/2024. Further details not found.
As per the collection comment dated xx/xx/2024, the bankruptcy was filed on xx/xx/2022 under Chapter 7 with Case #xx. As per the collection comment dated xx/xx/2024, bankruptcy was discharged on xx/xx/2024.

Foreclosure Comments:As per the collection comment dated xx/xx/2024, foreclosure was initiated. As per the collection comment dated xx/xx/2024, the attorney confirmed the file was closed. As per the comment dated xx/xx/2024, the loan was reinstated on xx/xx/2024. Further details not found.
		Bankruptcy Comments:As per the collection comment dated xx/xx/2024, the bankruptcy was filed on xx/xx/2022 under Chapter 7 with Case #xx. As per the collection comment dated xx/xx/2024, bankruptcy was discharged on xx/xx/2024.			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $739.49, which was applied for the due date of xx/xx/2025. The current P&I is $739.49 with an interest rate of 10.979%. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,674.69.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $937.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $841.62 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property occupancy is stated as an investor.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,478.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,729.28 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property occupancy is stated as an investor.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,887.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,221.32 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per tape, the subject property has been occupied by the owner.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, for xx/xx/2024, for xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,553.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,962.56 with an interest rate of 10.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is excessive obligations.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,248.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $795.38 with an interest rate of 10.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the occupancy of the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, for xx/xx/2025, for xx/xx/2025, for xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,560.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,561.18 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $682.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $429.37 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is excessive obligations.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $9,650.44 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $918.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $357.67 with an interest rate of 3.910%. The current UPB reflected as per payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The deferred balance is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the borrower, xx, had filed for bankruptcy under Chapter 13 with case # xx on xx/xx/2024. As per the comment dated xx/xx/2024, the plan filed for Chapter 13, and the debtor was supposed to pay the trustee the amount of $650.00 for the period of 60 months. Further details not provided.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2024, the borrower, xx, had filed for bankruptcy under Chapter 13 with case # xx on xx/xx/2024. As per the comment dated xx/xx/2024, the plan was filed for Chapter 13, and the debtor was supposed to pay the trustee the amount of $650.00 for the period of 60 months. Further details not provided.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,867.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,470.74 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,116.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $7,116.79 with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,142.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $540.74 with an interest rate of 7.68%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the reason for default is unemployment.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2025, the borrower is deceased."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,768.88 with an interest rate of 7.125%. The current UPB as per the tape is xx and deferred balance is $9,515.28.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx and deferred balance is $9,515.28.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2025, from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from 1xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,802.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,172.01 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,264.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,017.76 with an interest rate of 4.125%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the tape data, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,431.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $696.12 with an interest rate of 7.728%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is occupied by unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
As per the comments dated xx/xx/2023 and xx/xx/2023, the Chapter 13 BK was filed on xx/xx/2018 with case # xx. As per the comments dated xx/xx/2024, the BK was discharged on xx/xx/2024.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comments dated xx/xx/2023 and xx/xx/2023, the Chapter 13 BK was filed on xx/xx/2018 with case # xx. The Chapter 13 payment plan was decreased by the sum of $2,959.24 per month. As per the comments dated xx/xx/2024, the BK was discharged on xx/xx/2024.			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,450.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,555.54 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,227.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $767.42 with an interest rate of 5.500%. The current UPB is xx, and the deferred balance is $3,069.68.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on 0xx/xx/2025 in the amount of $1,792.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $923.72 with an interest rate of 5.00%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $2,907.49 with an interest rate of 6.750%. The current UPB reflected as per the tape is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,319.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $844.39 with an interest rate of 4.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2023, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2023, the reason for default is excessive obligations.
As per the tape, the loan was modified on xx/xx/2017.
The foreclosure was initiated. The file was referred to the attorney on xx/xx/2023. As per the comment dated xx/xx/2023, the NOD was filed on xx/xx/2023. Further details are not available.
No post-close bankruptcy record has been found.

Foreclosure Comments:The foreclosure was initiated. The file was referred to the attorney on xx/xx/2023. As per the comment dated xx/xx/2023, the NOD was filed on xx/xx/2023. Further details are not available.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, 1xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The PH shows a large transaction of payments on xx/xx/2023 in the amount of $6,349.55. The current UPB is xx. As per the collection comment dated xx/xx/2023, the loan has been reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,967.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,230.25 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3156.60 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2124.64, with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine RFD.
As per tape data, the loan was modified on xx/xx/2021.
As per tape data, the subject property is occupied by unknown party.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,058.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,090.77 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx and the deferred balance is $2,181.54.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx and the deferred balance is $2,181.54.
As per the collection comment dated xx/xx/2024, the reason for default is illness of the borrower.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,742.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,654.08 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller's tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,950.74 with an interest rate of 4.500%. The current UPB reflected as per the tape is xx. Deferred Balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,592.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $973.30 with an interest rate of 3.500%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,205.19, which was applied for the due date of xx/xx/2025. The current P&I is $566.50 with an interest rate of 3.510%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per collection comment dated xx/xx/2025 the reason for default is the illness of the borrower.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,216.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $723.76 with an interest rate of 7.850%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the loan was modified on xx/xx/2023.
As per the collection comment dated xx/xx/2025, RFD is an excessive obligation.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,422.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,043.41 with an interest rate of 3.875%. The current UPB reflected as per payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2021.
As per the comment dated xx/xx/2023, the reason for default is illness of the borrower.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $720.84(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $461.18 with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx. The deferred balance is $2,519.19.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2023, the reason for default is excessive obligation.
As per the comment dated xx/xx/2025, the subject property is non-owner occupied.
As per the tape, the loan was modified on xx/xx/2008.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,217.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $718.67 with an interest rate of 4.750%. The current UPB as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the loan was modified on xx/xx/2021.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan. The comment dated xx/xx/2024 states that the FC was put on hold due to the repayment plan. The comment dated xx/xx/2025 states that the FC was put on hold due to a repayment plan, which was effective from xx/xx/2025 for 4 months in the amount of $3,568.77. As per the comment dated xx/xx/2025, the FC file was closed.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan. The comment dated xx/xx/2024 states that the FC was put on hold due to the repayment plan. The FC was put on hold due to the repayment plan three times. The comment dated xx/xx/2025 states that the FC was put on hold due to a repayment plan, which was effective from xx/xx/2025 for 4 months in the amount of $3,568.77. As per the comment dated xx/xx/2025, the FC file was closed.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $995.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $906.76 with an interest rate of 8.840%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
Unable to determine RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $793.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $284.03 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,332.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,615.40 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $604.03 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $376.43 with an interest rate of 6.380%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per collection comment dated xx/xx/2025, the RFD is excessive obligation.
As per the collection comment dated xx/xx/2024, the subject property is tenant-occupied.
As per tape, the loan was modified on xx/xx/2014.
As per the collection comment dated xx/xx/2025, the foreclosure was initiated on xx/xx/2023. According to the collection comment dated xx/xx/2024, the sale was scheduled for xx/xx/2024. The foreclosure was closed and dismissed on xx/xx/2024 due to the loan being reinstated.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the collection comment dated xx/xx/2025, the foreclosure was initiated on xx/xx/2023. According to the collection comment dated xx/xx/2024, the sale was scheduled for xx/xx/2024. The foreclosure was closed and dismissed on xx/xx/2024 due to the loan being reinstated.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Foreclosure case has been dismissed (Lvl 3) "As per the collection comment dated xx/xx/2025, the foreclosure was initiated on xx/xx/2023. According to the collection comment dated xx/xx/2024, the sale was scheduled for xx/xx/2024. The foreclosure was closed and dismissed on xx/xx/2024 due to the loan being reinstated."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2003 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of $8,683.52, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. As per the collection comment dated xx/xx/2024, the funds were received through HAF."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,476.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,322.44 with an interest rate of 4.125%. The current UPB as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx, and the deferred balance is xx.
As per the comment dated xx/xx/2023, the reason for default is curtailment of income.
As per the tape, the loan was modified on xx/xx/2017.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,590.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $682.90 with an interest rate of 8.600%. The current UPB reflected as per payment history is xx. The deferred balance is $5,732.18.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,175.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,566.60 with an interest rate of 4.720%. The current UPB is xx, and the deferred balance is $3,133.20.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,038.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,038.67 with an interest rate of 7.650%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,425.76 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $823.24 with an interest rate of 5.130%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2009.
No foreclosure activity has been found.
 No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,323.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,532.33 with an interest rate of 3.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,323.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,532.33 with an interest rate of 3.630%. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the foreclosure complaint was filed on xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure has been put on hold due to pending documentation from the borrower. No further information is available to understand the current status of the foreclosure process.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per servicing comments dated xx/xx/2025, the subject property has been occupied by an unknown.
According to servicing comments dated xx/xx/2024, the subject property had FEMA damages. No details are available regarding the estimated repair cost.
Foreclosure Comments:As per the servicing comment dated xx/xx/2025, the foreclosure complaint was filed on xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure has been put on hold due to pending documentation. No further information is available to understand the current status of the foreclosure process.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,848.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $790.86 with an interest rate of 4.500%. The current UPB is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is curtailment of income.
As per tape data, the subject property is owner-occupied.
As per tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $706.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $419.31 with an interest rate of 5.00%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the occupancy of the subject property is stated as an investor.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $690.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $689.32 with an interest rate of 9.070%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
The subject property's occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,834.53 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,996.57, with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
According to the servicing comment dated xx/xx/2025, the RFD is a payment dispute.
According to the servicing comment dated xx/xx/2024, the subject property is occupied by an unknown party.
As per tape data, the loan was modified on xx/xx/2022.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2025, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,672.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $506.02 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the occupancy of the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
As per the seller tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,638.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,875.72 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the collection comments dated xx/xx/2025, the RFD is curtailment of income.
No details regarding the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $759.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $467.88 with an interest rate of 4.617%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the reason for default is unemployment.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape, as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,277.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,445.44 with an interest rate of 6.000%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape, as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $731.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $442.10 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
Unable to determine the reason for the default.
As per the seller’s tape, the property occupancy is stated as an investor.
No details regarding damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,136.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,790.90 with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx. As per the comments dated xx/xx/2024 and xx/xx/2024, the payments made in the months of xx/xx/2024, xx/xx/2024, xx/xx/2024, and xx/xx/2025 were borrower payments.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,310.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $705.20 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
   No details pertaining to the damage to the subject property have been observed.
  As per the seller’s tape, the loan was modified on xx/xx/2012.
 No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,124.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,224.41 with an interest rate of 3.500%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are missing from xx/xx/2023 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $740.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $730.15 with an interest rate of 9.740%. The current UPB reflected as per the payment history is xx, and the deferral balance is in the amount of $4,295.49.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is distance employment transfer.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,222.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $812.20 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
According to the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the collection comment dated xx/xx/2025, there is a payment dispute. Further detail not provided.
As per tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, the loan was modified on xx/xx/2024.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 3) "As per the comment dated xx/xx/2023, the borrower's income was impacted by Covid-19. The servicer provided FB plans, which ran and were extended several times from xx/xx/2023 to xx/xx/2024."
								* Written or verbal dispute (Lvl 3) "As per the collection comment dated xx/xx/2025, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,316.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,930.97 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the comment dated xx/xx/2025, the subject property is occupied by the unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $986.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $570.12 with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,165.55.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is unemployment.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,337.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,337.44 with an interest rate of 6.840%. The current UPB reflected as per the payment history is xx and the deferred amount is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred amount is xx.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per the tape, the loan was modified.
As per the seller’s tape, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower has been delinquent with the loan for 3 months and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,749.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $995.34 with an interest rate of 4.500%. The current UPB reflected as per the tape is xx and the deferred balance is $6,967.38.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2025, the borrower has been delinquent with the loan for 3 months, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx, and the deferred balance is $6,967.38.
As per the comment dated xx/xx/2024, the reason for default is illness of the borrower.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The comment dated xx/xx/2025 reflects that the modification has been completed. Also, as per the tape, the loan was modified on xx/xx/2021.
As per the comment dated xx/xx/2024, the file was referred to an attorney on xx/xx/2024. The complaint was filed on xx/xx/2024. The service was completed on xx/xx/2024. The foreclosure was placed on hold on xx/xx/2025 for the modification. Further details are not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2024, the file was referred to an attorney on xx/xx/2024. The complaint was filed on xx/xx/2024. The service was completed on xx/xx/2024. The foreclosure was placed on hold on xx/xx/2025 for the modification. Further details are not provided.

		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,645.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,155.84 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2025, the borrower filed a claim for hail damage that happened when the borrower was not insured. Unable to determine the cost of repair and the current status of repairs.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per the servicing comment dated 09/30/2025, the borrower filed a claim for hail damage that happened when the borrower was not insured. Unable to determine the cost of repair and the current status of repairs."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,151.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $858.30 with an interest rate of 6.130%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,478.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $953.22 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,031.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $574.92 with an interest rate of 5.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $775.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $775.24 with an interest rate of 10.360%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan has been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,713.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,381.51 with an interest rate of 6.650%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,039.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $741.47 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,784.09.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,784.09.
Unable to determine, the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the borrower had filed bankruptcy under Chapter 13 with case #xx on xx/xx/2022. The POC was filed with claim #xx  on xx/xx/2022. The Chapter 13 plan was filed on xx/xx/2022 and confirmed on xx/xx/2022. As per this plan, the borrower has to pay $1,075.00 per month for 58 months. The motion for relief was filed on xx/xx/2023, and the amended settlement order on motion for relief from automatic stay was filed on xx/xx/2023. Further details are not provided.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2024, the borrower had filed bankruptcy under Chapter 13 with case #xx on xx/xx/2022. The POC was filed with claim #xx on xx/xx/2022. The Chapter 13 plan was filed on xx/xx/2022 and confirmed on xx/xx/2022. As per this plan, the borrower has to pay $1,075.00 per month for 58 months. The motion for relief was filed on xx/xx/2023, and the amended settlement order on motion for relief from automatic stay was filed on xx/xx/2023. Further details are not provided.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,076.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,252.81 with an interest rate of 7.150%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,170.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,752.23 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025, xx/xx/2025, xx/xx/2025, and xx/xx/2025, the payments received in the months of Apr 2025, May 2025, July 2025, and Aug 2025 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,254.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,559.53 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
    No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,210.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $497.44 with an interest rate of 5.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine RFD.
As per the seller’s tape, the loan was modified on xx/xx/2010.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,959.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,792.44 with an interest rate of 8.160%. The current UPB is xx and the deferred balance is $4,541.16.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,320.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,093.48 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is unemployment to the borrower.
As per the comment dated xx/xx/2025, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, for xx/xx/2023, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, and from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,263.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,719.40 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,695.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,068.64 with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,867.17.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
Unable to determine the reason for the default.
  As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
As per tape, the loan was modified on xx/xx/2017.
  No foreclosure activity has been found.
As per the collection comment dated xx/xx/2023, bankruptcy was filed under Chapter 13 with the case xx on xx/xx/2023. As per the collection comment dated xx/xx/2024, the BK was discharged on xx/xx/2024.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the collection comment dated xx/xx/2023, bankruptcy was filed under Chapter 13 with the case #xx on xx/xx/2023. As per the collection comment dated xx/xx/2024, the BK was discharged on xx/xx/2024.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,794.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,215.29 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $472.94, which was applied for the due date of xx/xx/2025. The current P&I is $472.94 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $841.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $841.98 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx and the deferred balance is $6,441.46.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $686.40, which was applied for the due date of xx/xx/2025. The current P&I is $686.40 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,200.68.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $463.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $463.71 with an interest rate of 7.280%. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,359.83.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,359.83.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,046.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,046.44 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2025, from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $819.02 with an interest rate of 4.000%. The current UPB reflected as per the tape data is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2012.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $986.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $893.63 with an interest rate of 6.950%. The current UPB reflected as per the payment history is $47021.79 and the deferred balance is $5,720.43.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $737.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $465.21 with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Cease and desist letter (s) / evidence found in file (Lvl 3) "As per the comment dated xx/xx/2024, the cease and desist is active on file. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $835.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $620.53 with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine RFD.
According to the seller’s data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $717.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $717.34 with an interest rate of 4.980%. The current UPB reflected as per the payment history is xx and the deferred balance is $3,814.37.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $3,814.37.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,648.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,363.19 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,161.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,161.36 with an interest rate of 7.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the seller’s tape, the occupancy of the subject property is stated as investment.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, there is a payment dispute. Further details not provided.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2025, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,753.17 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,975.71, with an interest rate 4.375%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.   As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
  As per the tape data, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,613.53 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,588.46 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The deferred balance is xx.
As per tape data, the subject property is owner-occupied.
As per the data, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,734.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,399.91 with an interest rate of 2.750%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $473.65 which was applied for the due date of xx/xx/2025. The current P&I is $473.65 with an interest rate of 6.156%. The current UPB reflected as per the payment history is xx	Collections Comments:According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
  As per tape data, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,745.55 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,929.14 with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2024. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received date. The current P&I is $2,047.13 with an interest rate of 4.125%. The current UPB reflected as per the tape is xx, and the deferred balance is in the amount of xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx, and the deferred balance is in the amount of xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,302.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,720.58 with an interest rate of 3.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,967.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,624.53 with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the seller's tape data, the loan was modified on xx/xx/2022.
As per the seller's tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the subject property was damaged, and the borrower filed an insurance claim in the total amount of $xx. The insurance company claimed this as non-monitored. Subsequent CCs do not show any damages.
As per the comment dated xx/xx/2024, the RFD is excessive obligations.
No comment has been found regarding foreclosure and bankruptcy.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."
								* The property has unrepaired damages (Lvl 3) "As per the comment dated xx/xx/2024, the subject property was damaged, and the borrower filed an insurance claim in the total amount of $?xx?. The insurance company claimed this as non-monitored. Subsequent CCs do not show any damages."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,498.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,498.73 with an interest rate of 2.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,965.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,968.65 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the property occupancy is stated as an investor.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $763.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $523.83 with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,201.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,075.42 with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $654.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $535.65 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2017.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. The complaint was filed on xx/xx/2024. As per servicing comment dated xx/xx/2025, the foreclosure file has been closed.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per tape data, the property is owner-occupied.
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. The complaint was filed on xx/xx/2024. As per servicing comment dated xx/xx/2025, the foreclosure file has been closed.
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is one month delinquent with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,247.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $648.77 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is collections.
According to the payment history as of xx/xx/2025, the borrower is one month delinquent with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is curtailment of income.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per the tape, the loan was modified on xx/xx/2017.
As per tape, the subject property has been occupied by the owner.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,134.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,768.17 with an interest rate of 7.625%. The current UPB, reflected as per the payment history, is xx.
As per the collection comment dated xx/xx/2025, payment made in June 2025 are borrower payment.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,213.89 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $936.74 with an interest rate of 9.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is $9,959.20.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,309.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,561.82 with an interest rate of 8.250%. The current UPB reflected as per the tape is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per servicing comment dated xx/xx/2023, the loan was modified on xx/xx/2024 for 56 months. As per the modified term, the new principal balance is xx. The monthly P&I is $1671.43 with an interest rate of 8.25%. Further details not provided.
The foreclosure was initiated on the loan in 2023. The date of sale was postponed several times, and as per the servicing comment dated xx/xx/2024, the most recent foreclosure sale date was scheduled for xx/xx/2024. As per the servicing comment dated xx/xx/2024, the foreclosure is placed on hold due to modification. Further details not provided.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.

Foreclosure Comments:The foreclosure was initiated on the loan in 2023. The date of sale was postponed several times, and as per the servicing comment dated xx/xx/2024, the most recent foreclosure sale date was scheduled for xx/xx/2024. As per the servicing comment dated xx/xx/2024, the foreclosure is placed on hold due to modification. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,394.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,394.56 with an interest rate of 5.390%. The current UPB reflected as per the payment history is xx and the deferred balance is $5,160.94.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is $5,160.94.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,251.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,217.20 with an interest rate of 6.750%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $886.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $408.57 with an interest rate of 5.750%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is the death of the borrower's family member.
As per the tape, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,071.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $469.10 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,201.29 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $942.86 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx. The deferred balance is $9,623.16.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the collection comment dated xx/xx/2024, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Borrower's Income is impacted by Covid-19 (Lvl 3) "As per the comment dated xx/xx/2023, the borrower's income was impacted by Covid-19. The servicer provided FB plans, which ran and were extended several times from xx/xx/2023 to xx/xx/2023."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,612.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $849.34 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, for xx/xx/2025, for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,983.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,119.44 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,105.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $758.23 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,672.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,509.92 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2023, the subject property was damaged by wind on xx/xx/2023, and the borrower received a claim check in the amount of xx. As per the collection comment dated xx/xx/2024, the subject property was damaged by water on xx/xx/2024, and the borrower received a claim check in the amount of xx. No comments have been found regarding the completion of repairs.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2025, the borrower filed bankruptcy under Chapter 7, which was discharged.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the collection comment dated xx/xx/2025, the borrower filed bankruptcy under Chapter 7, which was discharged.	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, for xx/xx/2025, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."
								* The property has unrepaired damages (Lvl 3) "As per the collection comment dated xx/xx/2023, the subject property was damaged by wind on xx/xx/2023, and the borrower received a claim check in the amount of xx. As per the collection comment dated xx/xx/2024, the subject property was damaged by water on xx/xx/2024, and the borrower received a claim check in the amount of xx. No comments have been found regarding the completion of repairs. Subsequent comments do not show damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,886.71 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,269.75 with an interest rate of 10.440%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per collection comment dated xx/xx/2024, the RFD is curtailment of income.
As per tape, the subject property is owner-occupied.
As per tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,188.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,595.05 with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $286.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $262.75 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,359.96.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The loan was modified on xx/xx/2013.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per tape data, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2024, the roof of the subject property was damaged due to a tree falling on the house. The BWR filed an insurance claim and received a claim check of $3,500.00 on xx/xx/2025. As per the servicing comment dated xx/xx/2025, the co-borrower stated repairs are completed. The comment dated xx/xx/2025 states BWR did self-repairs on the property, and the servicer requested a self-repair letter from the borrower to release the remaining loss draft funds. Further details are not provided.
No foreclosure activity has been found.
As per tape data, the borrower filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2023. As per the servicing comment dated xx/xx/2023, the Chapter 13 plan was confirmed on xx/xx/2023; the borrower shall pay a monthly mortgage payment of $610.00 for 36 months. The BK is still active. Further details were not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per tape data, the borrower filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2023. As per the servicing comment dated xx/xx/2023, the Chapter 13 plan was confirmed on xx/xx/2023; the borrower shall pay a monthly mortgage payment of $610.00 for 36 months. The BK is still active. Further details were not provided.	xx	4: Unacceptable	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 4) "The subject property is located in the state of GA in xx County, and the property address is xx. The property is located in a FEMA-designated disaster area that was declared for the hurricane on 09/30/2024. As per the servicing comment dated 10/24/2024, the roof of the subject property was damaged due to a tree falling on the house. The BWR filed an insurance claim and received a claim check of $3,500.00 on 6/27/2025. As per the servicing comment dated 9/2/2025, the co-borrower stated repairs are completed. The comment dated 9/2/2025 states BWR did self-repairs on the property, and the servicer requested a self-repair letter from the borrower to release the remaining loss draft funds. Further details are not provided."
							* The property has unrepaired damages (Lvl 4) "As per the servicing comment dated 10/24/2024, the roof of the subject property was damaged due to a tree falling on the house. The BWR filed an insurance claim and received a claim check of $XXXX on 6/27/2025. As per the servicing comment dated 9/2/2025, the co-borrower stated repairs are completed. The comment dated 9/2/2025 states BWR did self-repairs on the property, and the servicer requested a self-repair letter from the borrower to release the remaining loss draft funds. Further details are not provided."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $561.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $561.86 with an interest rate of 7.800%. The current UPB reflected as per the payment history is xx and the deferred amount is $2,065.26.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx. As per the tape, the deferred amount is $2,065.26.
As per the servicing comment dated xx/xx/2023, the reason for default is curtailment of income.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per the tape, the loan was modified on xx/xx/2024.
As per tape, the subject property has been occupied by the owner.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $883.09, which was applied for the due date of xx/xx/2025. The current P&I is $883.09 with an interest rate of 6.552%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No comments have been found regarding the foreclosure or bankruptcy.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,004.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,543.13 with an interest rate of 5.740%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,964.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,288.89 with an interest rate of 8.999%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,273.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,078.95 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,777.87.

Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,777.87.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,619.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,601.63 with an interest rate of 11.970%. The current UPB is xx and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
As per the seller’s tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,506.76(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,810.71 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The deferred balance is xx.
As per tape data, the subject property is owner-occupied.
As per the data, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,799.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $855.39 with an interest rate of 9.900%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,416.50.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the reason for the default is curtailment of income.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:According to the comment dated xx/xx/2023, bankruptcy was filed and dismissed.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,502.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $432.28 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,523.91, which was applied for the due date of xx/xx/2025. The current P&I is $7,523.91 with an interest rate of 7.940%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the subject property is owner- occupied.
As per the comment dated xx/xx/2025, there is payment dispute. Further details not provided.
No details pertaining to the damage to the subject property have been observed.
As per comment dated xx/xx/2025, the loan was recast and borrower will pay PI in the amount of $7,523.91.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023."
* Large unexplained payment on the payment history (Lvl 3)     "The loan was originated on xx/xx/2023 with a loan amount of xx. The PH shows a large transaction of principal payments other than P&I on xx/xx/2025 in the amount of xx. The current UPB is xx. As per the comment dated xx/xx/2025, the loan was recast."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2025, there is payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $458.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $413.13 with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has been modified once since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,262.40 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,575.26 with an interest rate of 2.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, and for xx/xx/2024. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $189.06 with an interest rate of 4.250%. The current UPB reflected as per the tape is xx. The deferred balance is $6,647.01.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The deferred balance is $6,647.01.
As per the tape, the loan was modified on xx/xx/2018.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,887.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,381.51 with an interest rate of 7.875%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,064.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $350.23 with an interest rate of 6.620%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $8,238.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,808.51 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property occupancy is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $958.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $928.64 with an interest rate of 7.759%. The current UPB is xx. The tape data shows a deferred balance in the amount of $7,092.78.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
As per the tape data, the loan was modified on xx/xx/2024.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,350.70 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $887.60 with an interest rate of 3.880%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $745.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $745.99 with an interest rate of 11.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,360.38.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The reason for default is unable to be determined.
As per the tape, the subject property is owner-occupied.
As per the seller's tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,174.50(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $634.21 with an interest rate of 4.750%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,012.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,832.85 with an interest rate of 7.480%. The current UPB reflected as per payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2012.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $704.87, which was applied for the due date of xx/xx/2025. The current P&I is $704.87 with an interest rate of 12.20%. The current UPB reflected as per the payment history is xx, and the deferred balance is $5,843.41.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $5,843.41.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,575.19 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,203.98 with an interest rate of 3.630%. The current UPB reflected as per the payment history is xx and the given deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
According to collection comment dated xx/xx/2024, the RFD is illness of family member.
As per the tape data, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,049.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,516.58 with an interest rate of 4.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The foreclosure was initiated in 2024. As per the comment dated xx/xx/2024, the complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2024, the foreclosure was closed as the loan was reinstated. No further details found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the seller’s tape, the property occupancy is stated as an investor.
Foreclosure Comments:The foreclosure was initiated in 2024. As per the comment dated xx/xx/2024, the complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2024, the foreclosure was closed as the loan was reinstated. No further details found.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2021 with a loan amount of xx. The PH shows a large transaction of principal payments other than P&I on xx/xx/2024 in the amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2024. The current UPB is xx. As per the comment dated xx/xx/2024, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,996.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,996.36 with an interest rate of 3.750%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comment is available for xx/xx/2024. The collection comments are missing from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,989.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $370.58 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $998.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $854.20 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property occupancy is stated as an investor.
Unable to determine the reason for default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,370.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,185.00 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx. The loan is interest only.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,414.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $897.55 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,882.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $857.73 with an interest rate of 5.625%. The current UPB reflected as per payment history is xx.
As per the collection comment dated xx/xx/2025, the payments made in July 2025 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2024 with a loan amount of xx. The PH shows a large transaction of principal payments other than P&I on xx/xx/2024 and xx/xx/2024 in the amount of $5,000.00. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,092.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,480.52 with an interest rate of 10.910%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan has been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $709.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $709.62 with an interest rate of 6.560%. The current UPB reflected as per the payment history is xx. The deferred balance is $4,683.69.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $712.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $518.51 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is $4,321.05.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,886.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,430.61 with an interest rate of 8.250%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, reflected as per the payment history, is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,493.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $643.04 with an interest rate of 5.000%. The current UPB is xx, and the deferred balance is $1,286.08.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for the default is excessive obligations.
As per the collection comment dated xx/xx/2024, the subject property occupancy is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,869.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,305.69 with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, from xx/xx/2024 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2024, for xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,559.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,500.91 with an interest rate of 8.880%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the subject property roof was damaged due to hail on xx/xx/2025. As per the collection comment dated xx/xx/2025, the borrower received a claim check in the amount of xx. No comment has been found regarding completion of repairs.
The reason for default is unable to be determined.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per the collection comment dated 6/24/2025, the subject property roof was damaged due to hail on 5/5/2025. As per the collection comment dated 6/24/2025, the borrower received a claim check in the amount of $XXXX. No comment has been found regarding completion of repairs."	xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,917.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,283.20 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The deferred balance is xx.
As per tape data, the subject property is owner-occupied.
As per the data, the loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The payment history is missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,920.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,507.52 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller's tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,245.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $526.27 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan has been modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,538.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,063.46 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, for xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,694.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $646.11 with an interest rate of 4.000%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the loan was modified on xx/xx/2013.
As per the comment dated xx/xx/2025, the subject property occupancy is unknown.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,140.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $868.68 with an interest rate of 3.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the seller’s tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comment is available from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comment is missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,851.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,462.00 with an interest rate of 7.700%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The reason for default is not available in the latest servicing comments.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is an occupancy investor.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,280.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $917.40 with an interest rate of 5.20%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.
As per the comment dated xx/xx/2024, the borrower previously filed a claim for damage due to water. As per the comment dated xx/xx/2024, the loss draft check was received in the amount of $3,020.00 on xx/xx/2024. As per the comment dated xx/xx/2025, the subject property was damaged due to fire. No details are available regarding the estimated repair cost and the current status of repairs.
As per the tape, the loan was modified on xx/xx/2020.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	4: Unacceptable	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 4) "The subject property is located in the State of CA in xx County, and the property address is xx. The property is located in a FEMA-designated disaster area that was declared for wildfire and straight-line winds on 01/08/2025. As per the comment dated 02/07/2025, the subject property was damaged due to fire. No details are available regarding the estimated repair cost and the current status of repairs."
							* The property has unrepaired damages (Lvl 4) "As per the comment dated 01/03/2024, the borrower previously filed a claim for damage due to water. As per the comment dated 01/03/2024, the loss draft check was received in the amount of $XXXX on 01/03/2024. As per the comment dated 02/07/2025, the subject property was damaged due to fire. No details are available regarding the estimated repair cost and the current status of repairs."	* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2005 with a loan amount of xx. The PH shows a large transaction of principal payments on xx/xx/2023 in the amount of xx. The current UPB is xx. As per the comment dated xx/xx/2023, approval for the HAF program was received. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,455.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $798.35 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comments dated xx/xx/2023, the RFD is excessive obligations.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
As per the comments dated xx/xx/2024, bankruptcy filed under Chapter 13 was discharged. Further details are not provided.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comments dated xx/xx/2024, bankruptcy filed under Chapter 13 was discharged. Further details are not provided.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,445.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $841.63 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the loan was modified on xx/xx/2023.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,573.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $996.96 with an interest rate of 6.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, 1xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, 1xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,645.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,648.46 with an interest rate of 6.450%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown.
As per the comment dated xx/xx/2025, the reason for default is illness of a family member.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan. The foreclosure file was referred to an attorney on xx/xx/2024. As per the comment dated xx/xx/2024, the foreclosure was closed due to the reinstatement of the loan.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan. The foreclosure file was referred to an attorney on xx/xx/2024. As per the comment dated xx/xx/2024, the foreclosure was closed due to the reinstatement of the loan.
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,515.01 with an interest rate of 5.875%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to the tape as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine the reason for the default.
  As per the comment dated xx/xx/2025, the subject property is owner-occupied.
  No details regarding damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,802.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,232.06 with an interest rate of 10.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per seller’s tape data, the property occupancy is stated as an investment.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $772.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $772.86 with an interest rate of 7.690%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
As per the comment dated xx/xx/2024, the reason for default is dispute with lender.
As per the seller’s tape, the loan was modified once.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,502.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,435.20 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The deferred balance is xx.
As per collection comment dated xx/xx/2024 reason for default is illness of borrower.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
As per the data, the loan was modified on xx/xx/2024.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2023 foreclosure was initiated on the loan in 2023. Judgment was entered on xx/xx/2023.  As per the comment dated xx/xx/2024, the sale was scheduled on xx/xx/2024. As per the comment dated xx/xx/2024, FC was closed because the loan was reinstated.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the collection comment dated xx/xx/2023 foreclosure was initiated on the loan in 2023. Judgment was entered on xx/xx/2023.  As per the comment dated xx/xx/2024, the sale was scheduled on xx/xx/2024. As per the comment dated xx/xx/2024, FC was closed because the loan was reinstated.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 3) "As per the comment dated xx/xx/2024, the borrower's income was impacted by Covid-19. Further details not provided."
* Comment history is incomplete (Lvl 3)     "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The payment history is missing from xx/xx/2024 to xx/xx/2024."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2007 with a loan amount ofxx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx which was applied for the due dates of xx/xx/2020 to xx/xx/2024. The current UPB is xx. As per the comment dated xx/xx/2024, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,265.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,611.10 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.   The current UPB as per the tape is xx.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."
								* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2025, the borrower, "xx," was deceased. Further details are not available."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 8.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $976.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $613.41 with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,619.27, which was applied for the due date of xx/xx/2025. The current P&I is $1,619.27 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,238.54.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,005.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,681.79 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,712.63 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,056.75 with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,192.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $741.82, with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the loan was modified on xx/xx/2022.
As per tape data, the subject property is unknown-occupied.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,256.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $736.14 with an interest rate of 4.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $851.16 with an interest rate of 3.000%. The current UPB reflected as per the tape is xx, and the deferred balance is $2,242.38.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
As per the seller's tape, the subject property is owner-occupied.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $986.77 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $568.10 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,272.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,586.81 with an interest rate of 3.720%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,024.78 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,643.52 with an interest rate of 5.375%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,227.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,055.24 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the property is owner occupied.
The RFD is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2025, for xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $682.46 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $354.99 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the seller’s tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the subject property was damaged due to a hurricane on xx/xx/2017. The claim was received for the amount of xx. Unable to confirm the status of repairs. Further details are not provided. Subsequent comments do not show any damage.
As per the seller’s tape data, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* The property has unrepaired damages (Lvl 3) "As per the collection comment dated xx/xx/2025, the subject property was damaged due to a hurricane on xx/xx/2017. The claim was received for the amount of xx. Unable to confirm the status of repairs. Further details are not provided. Subsequent comments do not show any damage."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	XXXX	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,411.48 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,046.71 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,065.80, which was applied for the due date of xx/xx/2025. The current P&I is $1,293.12 with an interest rate of 3.720%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023 and xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $962.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $534.45 with an interest rate of 9.140%. The current UPB is xx and deferred balance is $5,210.10.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the property occupancy is stated as an investor.
As per the seller’s tape, the loan was modified.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, from 04/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,116.28 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,428.89 with an interest rate of 5.000%. The current UPB is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,999.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,602.10 with an interest rate of 7.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,967.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,312.54 with an interest rate of 2.875%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for the default is excessive obligations.
As per the collection comment dated xx/xx/2023, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,121.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $688.23 with an interest rate of 4.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,356.45 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,382.56 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the reason for default is excessive obligation.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, for xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $287.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $183.01 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2023, the subject property is occupied by an unknown party.
As per the collection comment dated xx/xx/2023, the reason for default is the death of a family member.
As per the tape data, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,043.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,633.25 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
According to the seller’s data, the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,487.93 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $793.35 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,123.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $766.35 with an interest rate of 7.130%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comments dated xx/xx/2025, the RFD is an excessive obligation.
As per the collection comments dated xx/xx/2025, the subject property is occupied by an unknown party.
No details regarding to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,156.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,015.02 with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,209.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,821.49 with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,439.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,134.97 with an interest rate of 9.500%. The current UPB, reflected as per the payment history, is xx, and the deferred amount is $1,772.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the seller’s tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $647.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $476.28 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine reason for default.
As per the tape data, the subject property is an investor.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $887.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $759.48 with an interest rate of 6.800%. The current UPB is xx and deferred balance is $1,154.68.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,478.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $798.98 with an interest rate of 3.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2017.
According to the servicing comment dated xx/xx/2025, the RFD is excessive obligation.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $499.94 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $499.94 with an interest rate of 3.750%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $715.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $635.26 with an interest rate of 9.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,580.45.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
  As per the tape, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,786.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,023.59 with an interest rate of 6.880%. The current UPB is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per tape, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2022 and xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,479.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,011.91 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,265.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,198.72 with an interest rate of 4.625%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the loan was modified on xx/xx/2011.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2023, the FC sale was scheduled for xx/xx/2023. As per the comment dated xx/xx/2023, the loan was reinstated as the wire funds were received in the amount of xx. As per the comment dated xx/xx/2023, the FC file was closed.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:As per the comment dated xx/xx/2023, the FC sale was scheduled for xx/xx/2023. As per the comment dated xx/xx/2023, the loan was reinstated as the wire funds were received in the amount of xx. As per the comment dated xx/xx/2023, the FC file was closed.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,842.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,334.09 with an interest rate of 5.426%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $754.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $754.91 with an interest rate of 11.964%. The current UPB, reflected as per the payment history, is xx, and the deferred amount is $6,406.75.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and for xx/xx/2025 and for xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $987.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $987.18 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the occupancy of the subject property is a second home.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,206.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,635.23 with an interest rate of 9.835%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the comment dated xx/xx/2024, the subject property occupancy is owner-occupied.
As per the comment dated xx/xx/2024, the property had roof damage on xx/xx/2024. No comment found regarding cost of damage and repair completion.
The loan has not been modified since origination.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the comment dated xx/xx/2025, the foreclosure is on hold due to NOI expiration. Further details not provided.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the comment dated xx/xx/2025, the foreclosure is on hold due to NOI expiration. Further details not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,061.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,061.62 with an interest rate of 10.590%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $779.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $578.99 with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,109.66.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, for xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,009.63 with an interest rate of 3.125%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.
Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to the tape as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2024, the reason for default is unemployment.
 As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,589.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,001.25 with an interest rate of 3.499%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,789.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,704.23 with an interest rate of 9.420%. The current UPB is xx. PH shows large transaction dated xx/xx/2023 in the total amount of xx. As per the comment dated xx/xx/2023, these are borrower-made payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $675.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $240.90 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx, and the deferred balance is $5,893.33.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
  As per tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,438.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,138.93 with an interest rate of 4.13%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,725.06 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,349.62 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from 1xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,743.15 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $965.90 with an interest rate of 6.490%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB as per the tape is xx.
  Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,989.42 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $3,659.19 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine reason for default.
As per the comment dated xx/xx/2024, the subject property is occupied by unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. The complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2024, the foreclosure was closed due to the loan being reinstated.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. The complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2024, the foreclosure was closed due to the loan being reinstated.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2021 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2025. The current UPB is xx. As per the collection comment dated xx/xx/2024, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $510.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $341.70 with an interest rate of 3.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,809.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,643.94 with an interest rate of 6.120%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
According to the seller’s data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2023, the subject property was damaged, and the borrower has received a claim check in the amount of xx to rebuild the subject property. As per the comment dated xx/xx/2024, the estimated claim amount is xx. As per the collection comments, the borrower received multiple draw checks in the total amount of xx. Comment dated xx/xx/2024 states that repairs are completed. Subsequent CCs do not show any damage.
The loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,261.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,433.30 with an interest rate of 10.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1087.41 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $698.52, with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx. As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
  As per the tape data, the loan was modified on xx/xx/2022.
No comments have been found regarding the foreclosure.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $547.62 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $349.15 with an interest rate of 3.875%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per seller’s tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2024 in the amount of $574.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $574.47 with an interest rate of 10.390%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The reason for default is unable to be determined.
As per the tape, the subject property is owner-occupied.
As per the seller's tape, the loan has been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,332.37 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $802.84 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, from xx/xx/2025 to xx/xx/2025, for xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,896.50 with an interest rate of 6.875%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is the death of the borrower.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2025, the borrower, Ronald Walker, was deceased on xx/xx/2025.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."
								* Deceased Borrower(s) (Lvl 3) "As per the collection comment dated xx/xx/2025, the borrower, xx, was deceased on xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,126.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,262.46 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx. As per tape, the deferred amount is $7,702.76.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx. As per tape, the deferred amount is $7,702.76.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per the tape, the loan was modified on xx/xx/2022.
As per servicing comments dated xx/xx/2023, the subject property has been occupied by an unknown.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,822.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,900.87 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
As per the tape date, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2024, the property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,163.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $499.34 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the seller’s tape, the occupancy of the subject property is stated as investment.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $663.31 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $270.06 with an interest rate of 3.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
  As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $2,406.23 with an interest rate of 4.125%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2023, the reason for the default is curtailment income.
As per the tape, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2023, the subject property was damaged on xx/xx/2023 in the kitchen, living area, and roof. The borrower received a claim check in the amount of xx. Unable to determine estimated cost of repair. No comments have been found regarding repair completion.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,425.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,201.58 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx. The deferred balance is xx.
Unable to determine the reason for the default.
As per the tape data, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $747.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $476.35 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2023, the bankruptcy under Chapter 13 was discharged on xx/xx/2023. No further details provided.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the collection comment dated xx/xx/2023, the bankruptcy under Chapter 13 was discharged on xx/xx/2023. No further details provided.			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $786.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $394.18 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2015 with a loan amount of xx. The PH shows a large transaction on xx/xx/2023 in the total amount of $9,363.08, which was applied for the due dates of xx/xx/2022 to xx/xx/2023. The current UPB is xx. Downgraded to LVL3 and treating as BWR payments."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $497.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $497.97 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx. and the deferred balance is $3,093.50.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  As per the collection comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,610.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,262.84 with an interest rate of 4.000%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is curtailment of income.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,138.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,221.05 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $865.52, which was applied for the due date of xx/xx/2025. The current P&I is $865.52 with an interest rate of 8.090%. The current UPB reflected as per the payment history is xx. Deferred Balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
According to the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine last payment received. The current P&I is $1,864.27 with an interest rate of 6.590%. The current UPB reflected as per the tape is xx, and the deferred balance is $9,162.46.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
As per the tape, the subject property occupancy is stated as an investor.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,581.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,042.57 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $522.54 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $522.54 with an interest rate of 8.990%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $901.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $613.49 with an interest rate of 7.850%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025, RFD is the illness of the mortgagor's family.
As per the seller’s tape, the loan was modified on xx/xx/2023.
As per the seller tape, the subject property is owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,848.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,013.20 with an interest rate of 7.625%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the occupancy of the subject property is a second home.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,534.36 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,316.66 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB as per the payment history is xx.
As per the seller’s tape, the property occupancy is stated as an investor.
No details regarding damage to the subject property have been observed.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,614.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $951.98 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,174.80 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $585.84 with an interest rate of 3.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the subject property is occupied by unknown party.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* Active SCRA (Lvl 4) "As per the comment dated 7/16/2025, the borrower is on SCRA active duty. Further details not provided."	xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,178.58 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,745.41 with an interest rate of 10.540%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape data, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,855.79 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,257.75 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,852.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,534.26 with an interest rate of 6.310%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2024, the reason for default was medical bills.
As per the collection comment dated xx/xx/2025, the subject property is occupied by unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,743.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $966.14 with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The deferred balance is xx.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per tape data, the subject property is owner-occupied.
As per the data, the loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $626.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $626.59 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
The loan was modified on xx/xx/2022.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the servicing comment dated xx/xx/2023, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,796.32 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,767.61 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2015.
No foreclosure activity has been found.
As per the comment dated xx/xx/2023, xx, on behalf of xx, filed the bankruptcy under Chapter 7, with the case # xx. As per the comment dated xx/xx/2023, the BK was discharged on xx/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the comment dated xx/xx/2023, xx, on behalf of xx, filed the bankruptcy under Chapter 7, with the case # xx As per the comment dated xx/xx/2023, the BK was discharged on xx/xx/2023.

					xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,214.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,526.03 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,081.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $626.68 with an interest rate of 7.25%. The current UPB reflected as per the payment history is xx. Deferred Balance is $6,340.62.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2005.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,415.02 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $988.14 with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
The loan has not been modified since origination.
As per tape, the subject property has been occupied by owner.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2024, for xx/xx/2024, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,798.44 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,892.16 with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
  As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,652.90 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,066.09 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
  As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,832.47 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,048.03 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the RFD is excessive obligations.
As per the tape data, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2022.
  No comments have been found regarding the foreclosure or bankruptcy.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,670.91 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $720.03 with an interest rate of 2.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, for xx/xx/2025 and xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $463.10, with an interest rate of 4.000%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the tape is xx.
Unable to determine the reason for default.  As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,456.05 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $837.53 with an interest rate of 3.880%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $512.67 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $512.67 with an interest rate of 7.950%. The current UPB reflected as per the payment history is xx, and the deferred balance is $979.78.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,007.92 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $962.08 with an interest rate of 8.470%. The current UPB reflected as per the payment history is xx. Deferred Balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
  Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,497.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,068.39 with an interest rate of 2.625%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
 As per tape data, the subject property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2025.The collection comments are missing from xx/xx/2023 to xx/xx/2023,
								and from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,367.39 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,367.39 with an interest rate of 4.650%. The current UPB, reflected as per the payment history, is xx, and the deferred amount is $7,204.46.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the subject property is owner-occupied.
As per the seller’s tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $900.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $899.88 with an interest rate of 9.890%. The current UPB reflected as per the payment history is xx, and the deferred balance is $5,817.42.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $4,288.63 with an interest rate of 6.750%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collections.
According to the tape as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
Unable to determine the reason for default.
As per the tape data, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,259.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,750.87 with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property was damaged due to fire. As per the collection comment dated xx/xx/2025, the borrower received a claim check in the amount of xx. As per the collection comment dated xx/xx/2025, the borrower received a claim check in the amount of xx. As per the comment dated xx/xx/2025, the borrower confirmed that the repairs will be completed. The contractor stated the repairs are close to being completed, and he will call by the end of next week to schedule inspection. Unable to confirm the status of repairs. Further details are not provided.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
As per the tape data, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per the comment dated 4/15/2025, the subject property was damaged due to fire. As per the collection comment dated 7/31/2025, the borrower received a claim check in the amount of $XXXX. As per the collection comment dated 4/28/2025, the borrower received a claim check in the amount of $XXXX. As per the comment dated 9/30/2025, the borrower confirmed that the repairs will be completed. Unable to confirm the status of repairs. Further details are not provided."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,462.40, which was applied for the due date of xx/xx/2025. The current P&I is $1,309.08 with an interest rate of 7.450%. The current UPB reflected as per the payment history isxx and the deferred balance is $3,947.42.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the comment dated xx/xx/2024, the borrower, Fassett Arthur, was deceased. As per the collection comment dated xx/xx/2024, "The death certificate was received on xx/xx/2024."
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2024, the borrower, xx, was deceased. As per the collection comment dated xx/xx/2024, "The death certificate was received on xx/xx/2024.""											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,589.75 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,363.21 with an interest rate of 4.000%. The current UPB, reflected as per the payment history, is xx, and the deferred amount is $9,458.72. As per the payment history there is a large payment in the amount of xx on xx/xx/2025. As per the comment dated xx/xx/2025, these are the borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape data, the loan was modified on xx/xx/2021.
As per the servicing comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,415.55(PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,107.39 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing for xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $174.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $93.67 with an interest rate of 3.630%. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,407.84.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $6,407.84.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2023, the subject property is owner-occupied.
Unable to determine the reason for default.
As per the tape data, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,354.82 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $952.53 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comment, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,760.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,139.00 with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,640.66 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,213.98 with an interest rate of 8.125%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for one month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,511.84 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $527.39 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,636.95.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for one month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the RFD is marital difficulties.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2017.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. The complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2024, the foreclosure sale is scheduled for xx/xx/2025. As per the comment dated xx/xx/2024, the foreclosure was closed due to the loan being reinstated. Further details are not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. The complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2024, the foreclosure sale is scheduled for xx/xx/2025. As per the comment dated xx/xx/2024, the foreclosure was closed due to the loan being reinstated. Further details are not provided.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Large unexplained payment on the payment history (Lvl 3) "As per the seller’s tape data, the loan was originated on xx/xx/2017 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2024. The current UPB is xx. As per the comment dated xx/xx/2024, the loan was reinstated."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,534.10 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,112.44 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property occupancy is stated as an investor.
Unable to determine the reason for default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $582.20 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $582.20 with an interest rate of 5.970%. The current UPB reflected as per the payment history is xx and The deferred balance is $3,826.96.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the primary borrower has been deceased.
Unable to determine reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."
								* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2025, the primary borrower is deceased. No further details are available."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,472.97 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $906.47 with an interest rate of 4.630%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
According to collection comment dated xx/xx/2025, the RFD is illness of borrower family.
According to collection comment dated xx/xx/2024, the subject property is occupied by an unknown party.
As per the seller’s tape, the loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,920.33 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,409.63 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,204.99 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,921.49 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape, the occupancy of the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2024 and from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $907.11 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $602.50 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the foreclosure was initiated on loan in 2024. As per the comment dated xx/xx/2024, the sale was scheduled for xx/xx/2024. The sale was canceled due to reinstatement.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2024, the property is occupied by an ‘unknown’ party.
As per the comment dated xx/xx/2025, the reason for default is payment dispute.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2013.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on loan in 2024. As per the comment dated xx/xx/2024, the sale was scheduled for xx/xx/2024. The sale was canceled due to reinstatement.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2007 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of $5,451.72, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. As per the comment dated xx/xx/2024, the loan was reinstated."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2025, there was a payment dispute. No further details found."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for three months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $733.74 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $461.69 with an interest rate of 5.000%. The current UPB as per the payment history is xx, and the deferred amount is $5,078.59.	Collections Comments:According to the servicing comments, the current status of the loan is foreclosure.
According to payment history as of xx/xx/2025, the borrower has been delinquent for three months, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown.
As per the comment dated xx/xx/2025, the reason for default is the death of a family member.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan. The complaint was filed on xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure was dismissed due to reinstatement of the loan. The foreclosure was reinitiated on the loan. Further details are not available.

Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan. The complaint was filed on xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure was dismissed due to reinstatement of the loan. The foreclosure was reinitiated on the loan. Further details are not available.
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Foreclosure case has been dismissed (Lvl 3) "As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan. The complaint was filed on xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure was dismissed due to reinstatement of the loan. Further details are not available."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $8,097.39 with an interest rate of 9.490%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated 4/42024, the reason for default was the excessive obligations.
As per the collection comment dated xx/xx/2024, the subject property is occupied by unknown party.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025."
* Large unexplained payment on the payment history (Lvl 3)     "The loan was originated on xx/xx/2019 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. Downgraded to LVL3 and treating as BWR payments."
* Mortgage  (Lvl 3)     "The loan was originated on xx/xx/2019 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2024 to xx/xx/2024. The current UPB is xx. As per collection comment dated xx/xx/2024, the loan was reinstated."
								* Property is Vacant (Lvl 3) "As per the collection comment dated xx/xx/2024, the subject property is vacant."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $307.34 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $198.36 with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx, and the deferred balance is $5,224.54.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, for xx/xx/2023, for xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $879.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $879.04 with an interest rate of 10.050%. The current UPB reflected as per the payment history is xx, and the deferred balance is $9,705.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the tape data, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $937.12 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $925.59 with an interest rate of 8.480%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
  As per tape data, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,479.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $4,479.07 with an interest rate of 7.100%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2015.
According to the servicing comment dated xx/xx/2025, there is a payment dispute. Further details not provided.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."
								* Written or verbal dispute (Lvl 3) "According to the servicing comment dated xx/xx/2025, there is a payment dispute. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,234.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,234.51 with an interest rate of 7.040%. The current UPB, reflected as per the payment history, is xx, and the deferred amount is $5,253.93.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB, as per the payment history, is xx.
As per the seller’s tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,819.21 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $885.49 with an interest rate of 4.250%. The current UPB reflected as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan. The sale was scheduled for xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure was canceled due to the loan reinstatement.
As per the comment dated xx/xx/2024, the subject property was damaged due to a storm, and repairs have been completed.
As per the comment dated xx/xx/2025, the subject property occupancy is unknown party.
As per the comment dated xx/xx/2024, there is a payment dispute. Further details not provided
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan. The sale was scheduled for xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure was canceled due to the loan reinstatement.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023."
* Large unexplained payment on the payment history (Lvl 3)     "The loan originated on xx/xx/2021 with a loan amount of xx. The PH shows a large transaction on xx/xx/2025 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2025. The current UPB is xx. As per the comment dated xx/xx/2025, the loan reinstatement."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2024, there is a payment dispute. Further details not provided."	* The property has unrepaired damages (Lvl 2) "As per the comment dated 6/24/2024, the subject property was damaged due to a storm, and repairs have been completed."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $663.18 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $359.18 with an interest rate of 4.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,396.60 with an interest rate of 2.750%. The current UPB reflected as per the tape is xx, and the deferred balance is $9,056.52.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the subject property was damaged. The damages to the doors, window siding, fence, and shingles of the property. As per the collection comment dated xx/xx/2024, the cost of repair is xx. As per the collection comment dated xx/xx/2024, the subject property had plumbing leaks and fence damage due to strong winds. No comments have been found regarding completion of repairs. The subsequent CCs do not show damages.
As pet the collection comment dated xx/xx/2025, the subject property is owner occupied.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape data, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,203.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,031.62 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the loan was modified on xx/xx/2019.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,678.68 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,852.37 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,212.81 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,312.07 with an interest rate of 4.500%. The current UPB reflected as per the tape is xx. The deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. The deferred balance is xx.
As per the tape, the loan was modified on xx/xx/2011.
As per the comment dated xx/xx/2025, the subject property occupancy is unknown.
As per the comment dated xx/xx/2025, the reason for default is unemployment.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,013.69 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $457.07 with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,083.25.
As per the comment dated xx/xx/2024, the payment made in the month of July 2024 is paid by the borrower.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $3,083.25.
As per the seller's tape data, the loan was modified on xx/xx/2023.
As per the seller's tape data, the subject property is owner-occupied.
The comment dated xx/xx/2024, shows there is a title issue. There is a lien in favor of Clifton Louis Weaver in the amount of $5,384.50. No comments have been found regarding the type of lien, or recording details.
As per the comment dated xx/xx/2024, the servicer was approved for a trial plan, which was scheduled to begin on xx/xx/2024.
As per the comment dated xx/xx/2024, there is a prior lien against the subject property. No comments have been found regarding the type of lien, recording details, or amount of lien.
As per the comment dated xx/xx/2024, the borrower's income was impacted by Covid-19. The borrower was on the FB plan from xx/xx/2020 to xx/xx/2021.
As per the comment dated xx/xx/2024, the subject property is in good condition and the borrower intends to keep the property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	4: Unacceptable	* Tax Lien showing on the subject property (Lvl 4) "As per the comment dated 03/15/2024, there is a prior lien against the subject property. No comments have been found regarding the type of lien, recording details, or amount of lien."
* Title Issue (Lvl 4) "The comment dated 07/23/2024 shows there is a title issue. There is a lien in favor of XXXX in the amount of $XXXX. No comments have been found regarding the type of lien or recording details."	* Borrower's Income is impacted by Covid-19 (Lvl 3) "As per the comment dated xx/xx/2024, the borrower's income was impacted by Covid-19. The borrower was on the FB plan from xx/xx/2020 to xx/xx/2021. Further details not provided."
								* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,262.24 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,496.77 with an interest rate of 7.490%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $913.86 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $461.89 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,402.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,090.04 with an interest rate of 7.25%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the comment dated xx/xx/2023, the borrower filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2019. As per the comment dated xx/xx/2024, BK was discharged on xx/xx/2024. Further details are not provided.
As per the tape, the loan was modified.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per the comment dated xx/xx/2023, the borrower filed bankruptcy under Chapter 13 with the case xx on xx/xx/2019. As per the comment dated xx/xx/2024, BK was discharged on xx/xx/2024. Further details are not provided.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $776.16 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $776.16 with an interest rate of 5.750%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to 1xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $1,957.38 with an interest rate of 3.500%. The current UPB reflected as per the tape is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
The reason for default is unable to be determined.
As per the tape, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,701.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,915.04 with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx and deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,401.04 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $578.90 with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comments dated xx/xx/2025, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,292.51 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $787.33 with an interest rate of 5.000%. The current UPB is xx and deferred amount is $2,367.34.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower is 1 month delinquent with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,082.08 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $555.58 with an interest rate of 4.375%. The current UPB is xx. As per the tape, the deferred balance is $6,940.64.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. As per the tape, the deferred balance is $6,940.64.
As per the collection comment dated xx/xx/2023, the reason for default is excessive obligation.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, and xx/xx/2024 to xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,726.87 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $967.11 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, for xx/xx/2024, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,600.88 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,046.33 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $748.13 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $748.13 with an interest rate of 8.790%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
Unable to determine RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, there is dispute for payment. Further details not found.
As per tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024 and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024."
								* Written or verbal dispute (Lvl 3) "As per the comment dated xx/xx/2025, there is dispute for payment. Further details not found."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,941.52 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,525.92 with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
 According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The loan was originated on xx/xx/2024. The collection comments are available from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025 and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,474.14 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $845.61 with an interest rate of 9.010%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,691.22.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available for xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."
								* Deceased Borrower(s) (Lvl 3) "As per the comment dated xx/xx/2024, the borrower was deceased; the death certificate was received on xx/xx/2024. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,762.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,752.27 with an interest rate of 4.875%. The current UPB is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2018.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/2023, the borrower had filed for bankruptcy under Chapter 13 with Case #xx on xx/xx/2019. The POC was filed on xx/xx/2019. As per the collection comment dated xx/xx/2025, the bankruptcy was discharged on xx/xx/2025.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the collection comment dated xx/xx/2023, the borrower had filed for bankruptcy under Chapter 13 with Case #xx on xx/xx/2019. The POC was filed on xx/xx/2019. As per the collection comment dated xx/xx/2025, the bankruptcy was discharged on xx/xx/2025.	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2024 to xx/xx/2024, and xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2024 to xx/xx/2024, and xx/xx/2024 to xx/xx/2024."
								* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx/xx/2010 with a loan amount of xx. The PH shows a large transaction on xx/xx/2024 in the total amount of xx, which was applied for the due dates of xx/xx/2023 to xx/xx/2024. The current UPB is xx. Treating as BWR payment based on PH and amount."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $1,335.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $723.89 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
 As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan was modified on xx/xx/2019.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is $432.55 with an interest rate of 7.250%. The current UPB reflected as per the tape is xx, and the deferred balance is $5,190.60.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, from xx/xx/2023 to xx/xx/2023, for xx/xx/2024, and from xx/xx/2024 to xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2023, from xx/xx/2023 to xx/xx/2023, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,896.27 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,410.71 with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the seller’s tape, the occupancy of the subject property is stated as investment.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, xx/xx/2025 to xx/xx/2025, and xx/xx/2025 to xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024 and xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,695.95 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $2,355.11 with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2024.
As per the comment dated xx/xx/2023, the foreclosure was active on the loan. As per the comment dated xx/xx/2024, the foreclosure was closed due to modification.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was active on the loan. As per the comment dated xx/xx/2024, the foreclosure was closed due to modification.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Cease and desist letter (s) / evidence found in file (Lvl 3) "As per the comment dated xx/xx/2024, the borrower advised that the cease and desist is in the file. Further details not provided."
								* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2023 to xx/xx/2024, for xx/xx/2024, for xx/xx/2024, from xx/xx/2024 to xx/xx/2025, from xx/xx/2025 to xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2024 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $742.01 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $580.01 with an interest rate of 7.107%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1615.21 (interest only), which was applied for the due date of xx/xx/2025. The current interest is $1615.21, with an interest rate of 10.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per tape, the loan was modified on xx/xx/2010.
As per tape, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
 According to the servicing comment dated xx/xx/2023, Bankruptcy Chapter 13 was filed on xx/xx/2021 with case no. #xx. According to the servicing comment dated xx/xx/2025, BK is still active. Further details are not provided.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:According to the servicing comment dated xx/xx/2023, Bankruptcy Chapter 13 was filed on xx/xx/2021 with case no. # xx According to the servicing comment dated xx/xx/2025, BK is still active. Further details not provided.			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,673.43 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,646.94 with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx. The deferred balance is $4,125.96.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
As per the tape, the loan was modified on xx/xx/2020.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The collection comments are available from xx/xx/2024 to xx/xx/2025, for xx/xx/2025, and for xx/xx/2025. The collection comments are missing from xx/xx/2023 to xx/xx/2024, from xx/xx/2025 to xx/xx/2025, and from xx/xx/2025 to xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,359.65 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,342.20 with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx and the deferred balance is $2,684.40.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the reason for the default is curtailment of income.
As per the tape data, the loan was modified on xx/xx/2017.
The foreclosure was initiated on the loan. As per the collection comment, the foreclosure is closed on xx/xx/2025. Further details are not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:The foreclosure was initiated on the loan. As per the collection comment, the foreclosure is closed on xx/xx/2025. Further details not provided.
Bankruptcy Comments:Not Applicable	xx	4: Unacceptable	* HOA/COA lien against property (Lvl 4) "According to the collection comment dated 9/30/2024, there is an active HOA lien against the subject property, and the HOA lien started foreclosure on xx. No more foreclosure details were found. As per the collection comment dated 4/29/2025, the HOA foreclosure was dismissed; further details were not provided. The subject mortgage is in the second lien position."	* Evidence of Litigation (Lvl 2) "As per the collection comment dated 4/29/2025, the litigation is active. No comments have been found stating that the litigation matter is resolved. No further details provided.
									As per the client, "Not Active in Litigation.""										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,255.72 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,046.80 with an interest rate of 7.390%. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,812.16.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy.
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 3 months, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx, and the deferred balance is $2,812.16.
As per the comment dated xx/xx/2025, the reason for default is illness of the borrower.
As per the tape, the loan was modified.
As per the comment dated xx/xx/2025, the borrower had filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2025. As per the comment dated xx/xx/2025, the amended chapter 13 plan dated xx/xx/2025 review shows the debtor surrenders the property. The MFR was filed on xx/xx/2025. The amended plan and MFR were not yet confirmed.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the comment dated xx/xx/2025, the borrower had filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2025. As per the comment dated xx/xx/2025, the chapter 13 plan was filed on xx/xx/2025. The POC was filed on xx/xx/2025. As per the comment dated xx/xx/2025, the subject property has been surrendered in the plan. The comment dated xx/xx/2025 states that the amended chapter 13 plan shows the debtor shall pay $301.00 for 36 months and $390.00 for 33 months. The comment dated xx/xx/2025 states that per trustee correspondence, the POC is being disallowed as the plan provided for surrender. MFR was referred for surrender on xx/xx/2025. As per the comment dated xx/xx/2025, the amended plan review shows the debtor surrenders the property. The MFR was filed on xx/xx/2025. The amended plan and MFR were not yet confirmed.	xx	2: Acceptable with Warnings	* Evidence in the file shows the property was surrendered to the courts/trustee (Lvl 2) "As per the comment dated 04/25/2025, the borrower had filed bankruptcy under Chapter 13 with the case xx on xx. As per the comment dated 06/20/2025, the chapter 13 plan was filed on xx. The POC was filed on xx. As per the comment dated 07/25/2025, the subject property has been surrendered in the plan. The comment dated 08/07/2025 states that per trustee correspondence, the POC is being disallowed as the plan provided for surrender. MFR was referred for surrender on xx. As per the comment dated 09/15/2025, the amended plan review shows the debtor surrenders the property. The MFR was filed on xx. The amended plan and MFR were not yet confirmed.

									As per the client, "Property surrendered per plan. MFR filed xx; MFR Hearing held xx; We are awaiting the court entry of the order granting the relief so that we can close it out. Current ETA is xx. When the property is surrendered and the loan is delinquent, we seek relief from stay so that it can return to default servicing for next steps (Foreclosure, REO if sale was held prior to BK filing, etc.). If the loan is current and the property is surrendered and payments are being received, we document the loan but keep it in BK for monitoring until the case discharges (Ch 7). For Ch 13 surrenders, we get relief on confirmation of the plan or on filing of the plan (driven by jurisdiction). We release them from BK once the plan is filed/confirmed.""										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $748.51, which was applied for the due date of xx/xx/2025. The current P&I is $748.51 with an interest rate of 6.66%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the servicing comment dated xx/xx/2024, the subject property is occupied by an unknown party.
As per the servicing comment dated xx/xx/2024, the litigation matter has been found. As per the servicing comment dated xx/xx/2024, the litigation matter has been resolved with consent judgment.
As per the tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 3) "The subject property is located in the state of LA in xx County, and the property address is xx. The property is located in a FEMA-designated disaster area that was declared for the hurricane on 09/16/2024. CCs do not show damages."	* Evidence of Litigation (Lvl 2) "As per the servicing comment dated 11/20/2024, the litigation matter has been found. As per the servicing comment dated 12/26/2024, the litigation matter has been resolved with consent judgment.
									As per the client, "Not Active in Litigation.""										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $503.30 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $278.25 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx and the tape shows deferred balance in the amount of xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx and the tape shows deferred balance in the amount of xx.
As per the tape, the subject property is owner-occupied.
As per the tape data, the loan was modified on xx/xx/2022.
As per the comment dated xx/xx/2024, the borrower wants to sell the property. No further details have been found.
No details regarding the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable			xx	3: Curable		* Comment history is incomplete (Lvl 3) "The comment history is available from 10/3/2023 to 11/7/2023 and from 1/29/2024 to 1/31/2024. The collection comments are missing from 12/1/2023 to 12/31/2023."	* Active or Pending Short Sale (Lvl 2) "As per the comment dated 9/4/2024, the borrower wants to sell the property. No further details have been found. As per the client, "No active short sale.""										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,689.57 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,383.81 with an interest rate of 12.000%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2007.
No foreclosure activity has been found.
As per the comment dated xx/xx/2023, the borrower filed bankruptcy under chapter 13 with the case #xx. As per the comment dated xx/xx/2024, the bankruptcy was discharged and terminated on xx/xx/2024. Further details are not available.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the comment dated xx/xx/2023, the borrower filed bankruptcy under chapter 13 with the case #xx. As per the comment dated xx/xx/2024, the bankruptcy was discharged and terminated on xx/xx/2024. Further details are not available.	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from 10/2/2023 to 9/10/2024, and from 1/17/2025 to 9/22/2025. The collection comments are missing from 10/1/2024 to 12/31/2024."
* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx with a loan amount of xx. The PH shows a large transaction on 11/10/2023 in the total amount of xx, which was applied for the due dates of 3/1/2023 to 7/1/2023. The current UPB is xx."	* Evidence of Litigation (Lvl 2) "As per the collection comment dated 1/23/2024, a litigation matter has been found. No comments have been found on whether the litigation matter has been resolved. Further details are not available.
									As per the client, "Not Active in Litigation.""										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,333.64 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $788.93 with an interest rate of 4.370%. The current UPB as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is fraud.
As per the comment dated xx/xx/2025, there is a payment dispute. Further details are not provided.
As per the tape, the loan was modified on xx/xx/2021.
As per the comment dated xx/xx/2023, the trial plan was offered to the borrower, which was effective from xx/xx/2023 to xx/xx/2024 and was canceled on xx/xx/2023.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan on xx/xx/2023. The FC was put on hold on xx/xx/2023 due to a title issue. As per the comment dated xx/xx/2023, the FC was closed as the loan was reinstated through HAF.
As per the comment dated xx/xx/2023, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan on xx/xx/2023. The FC was put on hold on xx/xx/2023 due to a title issue. As per the comment dated xx/xx/2023, the FC was closed as the loan was reinstated through HAF for the amount of xx.
Bankruptcy Comments:Not Applicable	xx	4: Unacceptable	* Tax Lien showing on the subject property (Lvl 4) "As per the comment dated 09/14/2023, there is a city lien against the subject property in the amount of xx. Further details not provided. The subject property is located in CA. The aforementioned unpaid lien may cause the subject property to go into foreclosure. This can be cured by repayment of the unpaid lien along with late fees and unpaid interest."
* Title Issue (Lvl 4) "As per the comment dated 09/13/2023, there are two prior DOTs against the subject property in the total amount of xx. No comment has been found regarding the release or satisfaction of prior mortgages."	* Deceased Borrower(s) (Lvl 3) "As per the comments dated 09/19/2023 and 12/04/2023, the borrower, xx, was deceased. The date of death is not provided."
* Large unexplained payment on the payment history (Lvl 3)     "The loan was originated on xx with the loan amount of xx. The PH shows a large transaction in the amount of xx on 11/20/2023, which was applied for the due dates of 04/01/2023 to 11/01/2023. The current UPB is xx. As per the comment dated 11/20/2023, shows the funds received through xx."
* Written or verbal dispute (Lvl 3) "As per the comment dated 08/05/2025, there is a payment dispute. Further details are not provided."	* Fraudulent (Lvl 2) "As per the comment dated 10/14/2025, the reason for default is fraud. Further details are not provided.
									As per the client, "Per Hardship Letter - reduction of income not fraud. Next due 11/1/25. Brw req LM 8/5/25. Did not qualify for Options - removed from LM 10/29/25.""										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,630.35 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $919.39 with an interest rate of 4.88%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx. According to the collection comment dated xx/xx/2024, RFD is an excessive obligation.
  According to the collection comment dated xx/xx/2024, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
  As per tape data, the loan has been modified on xx/xx/2020.
According to the collection comment dated xx/xx/2023, foreclosure was initiated in 2023; service was completed on xx/xx/2023. A litigation matter was received on xx/xx/2023. Council has filed MSJ on xx/xx/2024. As per the comment dated xx/xx/2024, the loan was reinstated. FC was closed.
No post-close bankruptcy record has been found.
Foreclosure Comments:According to the collection comment dated xx/xx/2023, foreclosure was initiated in 2023; service was completed on xx/xx/2023. A litigation matter was received on xx/xx/2023. Council has filed MSJ on xx/xx/2024. As per the comment dated xx/xx/2024, the loan was reinstated. FC was closed.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx. with a loan amount of xx The PH shows a large transaction on 06/26/2024 in the total amount of xx, which was applied for the due dates of 02/01/2023 to 07/01/2024. The current UPB is xx. As per the comment dated 6/26/2024, the loan was reinstated."
* The foreclosure is contested by Borrower/ interested party (Lvl 3) "According to the collection comment dated 11/7/2023, foreclosure was initiated in 2023; service was completed on xx. A litigation matter was received on xx. Council has filed xx on xx. As per the comment dated 6/26/2024, the loan was reinstated. FC was closed."	* Evidence of Litigation (Lvl 2) "According to the collection comment dated 11/7/2023, foreclosure was initiated in 2023; service was completed on xx. A litigation matter was received on xx. Council has filed xx on xx. As per the comment dated 6/26/2024, the loan was reinstated. FC was closed.
									As per the client, "Not Active in Litigation.""										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $541.73 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $492.68 with an interest rate of 8.580%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the RFD is mortgagor's death.
As per the comment dated xx/xx/2024, the porch roof was damaged. No comment was found indicating that the repairs have been completed. Subsequent comments do not show damage.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
As per the tape, the loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Deceased Borrower(s) (Lvl 3) "As per the comment dated 01/10/2025, the borrower is deceased. Further details not provided."
* The property has unrepaired damages (Lvl 3) "As per the comment dated 03/05/2024, the porch roof was damaged. No comment was found indicating that the repairs have been completed. Subsequent comments do not show damage."	* Evidence of Litigation (Lvl 2) "As per the comment dated 07/16/2024, the litigation matter has been found. No comment is found indicating the litigation matter has been resolved.
									As per the client, "This one was closed xx - This matter was settled.""										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,133.56 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $566.31 with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the seller’s tape data, the loan was modified on xx/xx/2012.
As per the servicing comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the servicing comment dated xx/xx/2023, the foreclosure was initiated in 2023 with the loan. As per servicing comment dated xx/xx/2024, the foreclosure file has been closed.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
Foreclosure Comments:As per the servicing comment dated xx/xx/2023, the foreclosure was initiated in 2023 with the loan. As per servicing comment dated xx/xx/2024, the foreclosure file has been closed.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx with a loan amount of xx. The PH shows a large transaction on 02/15/2024 in the total amount of xx, which was applied for the due dates of 06/01/2023 to 02/01/2024, and there is another large transaction on 08/23/2024 in the total amount of xx, which was applied for the due dates of 03/01/2024 to 08/01/2024. As per the collection comments dated 02/15/2024 and 08/31/2024, the loan was reinstated. The current UPB is xx."	* Active or Pending Short Sale (Lvl 2) "According to servicing comment dated 05/20/2024, the borrower wants to do short sale. No further information about short sale was found.
									As per the client, "No active short sale.""										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,732.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,117.24 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the servicing comment dated xx/xx/2024, the repayment plan began on xx/xx/2024 and ended on xx/xx/2024.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2025, the subject property is occupied by an unknown.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Written or verbal dispute (Lvl 3) "According to servicing comment dated 08/11/2025, there is a dispute matter found regarding the payment. Further details not provided."	* Active or Pending Short Sale (Lvl 2) "According to servicing comment dated 08/12/2025, the borrower’s intention is to sell the property. Further details not found.
									As per the client, "No active short sale.""										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,724.98 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,163.64 with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
According to the servicing comment dated xx/xx/2024, fraud occurred. Further details are not provided.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from 09/13/2023 to 12/07/2024 and from 06/17/2025 to 08/11/2025. The collection comments are missing from 01/01/2025 to 05/31/2025."	* Fraudulent (Lvl 2) "According to the servicing comment dated 10/16/2024, BWR claimed that fraud occurred. Further details are not provided.
									As per the client, "No recent notes regarding fraud. Notes must be indicated from servicing prior to Fay. Account paid in full xx.""										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,927.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,626.31 with an interest rate of 8.425%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2024, the loan was modified on xx/xx/2024.
As per the servicing comment dated xx/xx/2024, the borrower is on a forbearance plan.
As per the servicing comment dated xx/xx/2023, the foreclosure was initiated with the loan. As per the servicing comment dated xx/xx/2023, the loan is in active litigation. As per the servicing comment dated xx/xx/2024, the foreclosure sale is scheduled for xx/xx/2024, and foreclosure is on hold for the forbearance agreement. As per the servicing comment dated xx/xx/2024, FC was dismissed. Further details are not provided.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:As per the servicing comment dated xx/xx/2023, the foreclosure was initiated with the loan. As per the servicing comment dated xx/xx/2023, the loan is in active litigation. As per the servicing comment dated xx/xx/2024, the foreclosure sale is scheduled for xx/xx/2024, and foreclosure is on hold for the forbearance agreement. As per the servicing comment dated xx/xx/2024, FC was dismissed. Further details are not provided.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from 09/01/2023 to 09/13/2024 and from 11/22/2024 to 02/27/2025, for 04/16/2025, and for 07/16/2025. The collection comments are missing from 10/01/2024 to 10/31/2024, from 03/01/2025 to 03/31/2025, from 05/01/2025 to 06/30/2025, and from 08/01/2025 to 09/01/2025."	* Evidence of Litigation (Lvl 2) "As per the servicing comment dated 10/20/2023, the loan is in active litigation. We are unable to determine the reason for the litigation. As per the servicing comment dated 04/17/2024, FC was dismissed.
As per the client, "Not Active in Litigation.""
									* Foreclosure case has been dismissed (Lvl 2) "As per the servicing comment dated 10/06/2023, the foreclosure was initiated with the loan. As per the servicing comment dated 10/20/2023, the loan is in active litigation. As per the servicing comment dated 04/09/2024, the foreclosure sale is scheduled for xx, and foreclosure is on hold for the forbearance agreement. As per the servicing comment dated 04/17/2024, FC was dismissed. Further details are not provided."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,696.59 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,260.30 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 02 months, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the servicing comments dated xx/xx/2024, the RFD is excessive obligations.
As per the servicing comment dated xx/xx/2025, the occupancy of the subject property is stated as unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2014.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	2: Acceptable with Warnings	* Active or Pending Short Sale (Lvl 2) "According to the servicing comment dated 10/25/2024, the borrower is trying to sell the property. Further details not provided.
									As per the client, "No active short sale.""										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,374.00 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,124.14 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the seller’s tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the reason for RFD is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape data, the loan was modified on xx/xx/2020.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the borrower filed bankruptcy under Chapter 7 with case xx. As per the comment dated xx/xx/2019, the BK was discharged.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the comment dated xx/xx/2024, the borrower filed bankruptcy under Chapter 7 with case # xx As per the comment dated xx/xx/2019, the BK was discharged.	xx	2: Acceptable with Warnings	* Evidence in the file shows the property was surrendered to the courts/trustee (Lvl 2) "As per the comment dated 01/29/2024, the borrower filed bankruptcy under Chapter 7 with case xx. As per the comment dated 08/30/2019, the BK was discharged, and the comment dated 01/29/2024 shows the borrower's intent to surrender. As per the tape, the borrower is current with the loan, and the next due date is 09/01/2025. Further details not provided.
									As per the client, "Per chapter 7, individual debtor’s statement of intention, property will be surrendered. That said, debtor is making payments.""										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,155.83 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $769.87 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in bankruptcy current.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the seller tape, the property is owner occupied.
As per the seller’s tape, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
As per the comment dated xx/xx/2023, the borrower filed bankruptcy under chapter 13 with case#xxon xx/xx/2023. Further details not provided.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the comment dated xx/xx/2023, the borrower filed bankruptcy under chapter 13 with case#xx on xx/xx/2023. As per the comment dated xx/xx/2024, the POC was filed on xx/xx/2024 with a claim amount of xx and an arrearage amount of $169.20.	xx	2: Acceptable with Warnings	* Evidence in the file shows the property was surrendered to the courts/trustee (Lvl 2) "As per the comment dated 11/20/2023, the borrower filed bankruptcy under chapter 13 with case#xx on xx. As per the comment dated 12/23/2024, the borrower intends to surrender the property. The BK is still active.
									As per the client, "Property isn’t surrendered; loan is contractually due for xx.""										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,509.09 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $946.79, with an interest rate of 7.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:
According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
According to the servicing comment dated xx/xx/2025, the RFD is an excessive obligation.
According to the servicing comment dated xx/xx/2024, the subject property is unknown-occupied.
As per tape data, the loan was modified on xx/xx/2022.
No details regarding the damage to the subject property have been observed.
According to the servicing comment dated xx/xx/2024, the foreclosure was initiated on xx/xx/2024. As per the servicing comment dated xx/xx/2024, litigation was identified. Unable to determine reason for litigation. No comment has been found stating the litigation matter has been resolved.
No post-close bankruptcy record has been found.

Foreclosure Comments:According to the servicing comment dated xx/xx/2024, the foreclosure was on xx/xx/2024. As per the servicing comment dated xx/xx/2024, litigation was identified. Unable to determine reason for litigation. No comment has been found stating the litigation matter has been resolved.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Large unexplained payment on the payment history (Lvl 3) "The loan was originated on xx with a loan amount of xx. The PH shows a large transaction on 1/15/2025 in the total amount of xx, which was applied for the due dates of 03/01/2024 to 01/01/2025. The current UPB is xx. As per the collection comment dated 4/8/2025, the loan has been reinstated."	* Litigation (Lvl 2) "As per the servicing comment dated 12/23/2024, litigation was identified. Unable to determine reason for litigation. No comment has been found stating the litigation matter has been resolved.
									As per the client, "Not Active in Litigation.""										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,117.96 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $5,619.00 with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2023, the reason for the default is less income.
As per the seller’s tape, the loan was modified on xx/xx/2023.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2023, the foreclosure was initiated in 2023. As per the comment dated xx/xx/2023, the foreclosure was kept on hold due to loss mitigation workout. As per the comment dated xx/xx/2024, the foreclosure was closed. Further details not provided.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2023, the subject property is tenant-occupied.
Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated in 2023. As per the comment dated xx/xx/2023, the foreclosure was kept on hold due to loss mitigation workout. As per the comment dated xx/xx/2024, the foreclosure was closed. Further details not provided.
Bankruptcy Comments:Not Applicable	xx	4: Unacceptable	* Evidence of Litigation (Lvl 4) "As per the comment dated 1/27/2025, the loan is in litigation. No further details found.
As per the client, "Active Litigation:
							This matter concerns a condemnation action commenced by the xx to acquire a portion of investor's mortgaged property and several other properties. Investigation has revealed that a portion of the mortgaged property is being condemned for the purpose of reconstructing roadways, repairing sidewalks and curbs, and other public service initiatives being performed by the City. Investigation has also revealed that the City will acquire XXXX square feet of the mortgaged property. As a result of borrower failure to file a notice of claim in the condemnation action, and in accordance with the mortgage agreement, counsel has filed a notice of claim on behalf of the investor. To date, the compensation amount for the condemnation has yet to be determined or issued to the parties. The deadline for parties to file a notice of claim is November 2025. This matter continues to be monitored for a determination on compensation and date of its issuance.""												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,345.85 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $1,019.17 with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2023, the property sustained damage. Unable to determine if the repairs are done.
As per the seller’s tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 3) "The subject property is located in FL, and the property address is xx. The property is located in a FEMA-designated disaster area that was declared for Hurricane XX on 10/11/2024. Subsequent comments do not show damage."
* The property has unrepaired damages (Lvl 3) "As per the collection comment dated 11/13/2023, the property was damaged on the roof. And as per the collection comment dated 12/5/2024, the claim check was received in the amount of xx. unable to determine if the repairs are done. Subsequent comments do not show damage."	* Litigation (Lvl 2) "As per the collection comment dated 10/18/2023, the borrower is still in the litigation process to get a check to do the repairs. BWR received a claim check for xx on xx.
									As per the client, "Not Active in Litigation.""										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,298.38 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $493.34 with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.
 PH shows large payments of xx on xx/xx/2024 which was applied for the due dates of  xx/xx/2022 to xx/xx/2024. As per the collection comment dated xx/xx/2024, these are the borrower payments.

Collections Comments:According to the servicing comments, the loan is in bankruptcy.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
The foreclosure was initiated on the loan in 2023. As per servicing comment dated xx/xx/2024, foreclosure on hold due to bankruptcy. Further details not provided.
As per servicing comment dated xx/xx/2024, the borrower filed bankruptcy on xx/xx/2024. The bankruptcy case is still active.
As per tape data, the property is owner-occupied.
Foreclosure Comments:The foreclosure was initiated on the loan in 2023. As per the servicing comment dated xx/xx/2024, the loan is in active litigation. No further evidence has been found stating that the litigation has been resolved. As per the servicing comment dated xx/xx/2024, the foreclosure has been contested. No more evidence has been found to confirm whether the contested matter has been resolved. As per servicing comment dated xx/xx/2024, foreclosure on hold due to bankruptcy. Further details not provided.

Bankruptcy Comments:As per servicing comment dated xx/xx/2024, the borrower filed bankruptcy on xx/xx/2024. The bankruptcy case is still active.	xx	4: Unacceptable	* The foreclosure is contested by Borrower/ interested party (Lvl 4) "As per the servicing comment dated 02/26/2024, the foreclosure has been contested. No more evidence has been found to confirm whether the contested matter has been resolved."	* Deceased Borrower(s) (Lvl 3) "As per the tape data, the co-borrower is deceased."	* Evidence of Litigation (Lvl 2) "As per the servicing comment dated 02/20/2024, the loan is in active litigation. No further evidence has been found stating that the litigation has been resolved.
									As per the client, "Not Active in Litigation.""										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of 848.23 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $411.07 with an interest rate of 5.550%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
According to the collection comment dated xx/xx/2024, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the loan has been modified.
As per the comment dated xx/xx/2023, foreclosure was initiated in 2023. Foreclosure was on hold due to a litigation matter. As per the comment dated xx/xx/2024, the servicer received payment of xx. The loan was reinstated. The foreclosure was closed on xx/xx/2024.
No post-close bankruptcy record has been found.
Foreclosure Comments: As per the comment dated xx/xx/2023, foreclosure was initiated in 2023. Foreclosure was on hold due to a litigation matter. As per the comment dated xx/xx/2024, the servicer received payment of xx. The loan was reinstated. The foreclosure was closed on xx/xx/2024.
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Large unexplained payment on the payment history (Lvl 3) "The PH shows a large transaction on 05/30/2024 in the total amount of xx, which was applied for the due dates of 01/01/2023 to 05/31/2024. The current UPB is xx. As per the collection comment dated 5/30/2024, the loan has been reinstated."	* Evidence of Litigation (Lvl 2) "According to the collection comment dated 2/8/2024, the borrower filed litigation action; the date of filing is unable to be determined. The matter was a motion to dismiss foreclosure. The attorney reviewed the MTD and filed a response in opposition to the attorney. As per the comment dated 5/14/2024, the litigation matter was resolved.
As per the client, "Not Active in Litigation.""
									* The foreclosure is contested by Borrower/ interested party (Lvl 2) "According to the collection comment dated 2/8/2024, the borrower filed contested action; the date of filing is unable to be determined. The matter was a motion to dismiss foreclosure. The attorney reviewed the MTD and filed a response in opposition to the attorney. As per the comment dated 5/14/2024, the contested matter was resolved."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,306.53 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $700.70 with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in bankruptcy.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025.  The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the subject property occupancy is stated as an unknown party.
As per the seller’s tape, the loan was modified on xx/xx/2025.
As per the collection comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the collection comment dated xx/xx/2025, the sale was scheduled for xx/xx/2025, and due to bankruptcy, the scheduled sale was canceled.
As per the collection comment dated xx/xx/2025, the borrower filed bankruptcy on xx/xx/2025 under Chapter 13 with the Case # xx. As per the comment dated xx/xx/2025, the plan was filed on xx/xx/2025, with a plan term of 36 months. The debtor will pay $615.00 per month for 36 months. The bankruptcy is still active.
Foreclosure Comments:As per the collection comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the collection comment dated xx/xx/2025, the sale was scheduled for xx/xx/2025, and due to bankruptcy, the scheduled sale was canceled.
Bankruptcy Comments:As per the collection comment dated xx/xx/2025, the borrower filed bankruptcy on xx/xx/2025 under Chapter 13 with the Case # xx. As per the comment dated xx/xx/2025, the plan was filed on xx/xx/2025, with a plan term of 36 months. The debtor will pay $615.00 per month for 36 months. The bankruptcy is still active.	xx	3: Curable	* HOA/COA lien against property (Lvl 3) "As per the comment dated 04/24/2025, there is an active HOA lien against the subject property in favor of the xx in the amount of xx. The property is in the state of GA. This can be cured by repayment of the unpaid lien along with late fees and unpaid interest."
* Large unexplained payment on the payment history (Lvl 3)     "The loan was originated on xx with a loan amount of xx. The PH shows a large transaction on 07/22/2025 in the total amount of xx, which was applied for the due dates of 01/01/2025 to 09/01/2025. The current UPB is xx. Downgraded to LVL3 and treating as BWR payments."
* Recent Foreclosure Sale - Need Update (Lvl 3) "As per the collection comment dated 04/02/2025, the foreclosure was initiated on the loan in 2025. As per the collection comment dated 05/14/2025, the sale was scheduled for xx, and due to bankruptcy, the scheduled sale was canceled."	* Evidence in the file shows the property was surrendered to the courts/trustee (Lvl 2) "As per the collection comment dated 09/02/2025, the borrower filed bankruptcy on xx under Chapter 13 with the Case xx. As per the comment dated 09/15/2025, the plan was filed on xx, with a plan term of 36 months. The debtor will pay xx per month for 36 months. The bankruptcy is still active. As per the comment dated 09/14/2025, the property was surrendered. Further details are not provided.
									As per the client, "Property isn’t surrendered; loan is contractually due for xx.""										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,146.07 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $728.20 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx, and the deferred balance is $1,938.52.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is excessive obligations.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2024, the borrower is selling the subject property. Further details are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	2: Acceptable with Warnings	* Active or Pending Short Sale (Lvl 2) "As per the collection comment dated 5/31/2024, the borrower is selling the subject property. Further details are not provided.
									As per the client, "No active short sale.""										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $842.49 (PITI), which was applied for the due date of xx/xx/2025. The current P&I is $468.40 with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from 11/02/2023 to 01/31/2024, from 04/06/2024 to 04/25/2024, for 06/08/2024, for 08/10/2024, from 11/12/2024 to 07/25/2025, and from 09/30/2025 to 10/10/2025. The collection comments are missing from 02/01/2024 to 03/31/2024, from 05/01/2024 to 05/31/2024, from 07/01/2024 to 07/31/2024, from 09/01/2024 to 10/31/2024, and from 08/01/2025 to 08/31/2025."	* Active or Pending Short Sale (Lvl 2) "As per the collection comment dated 06/02/2025, the borrower intends to sell the subject property. Further detail not provided.
									As per the client, "No active short sale.""										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date: